UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip Code)

Van Eck Associates Corporation

666 Third Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	April 30
Date of reporting period:	January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2018 (unaudited)

Principal
Amount		Value
MUNICIPAL BONDS: 98.9%
Alabama: 1.2%
	Alabama Federal Aid Highway Finance Authority (RB)
$2,665,000	4.00%, 09/01/24 (c)	$2,839,424
100,000	5.00%, 09/01/22 (c)	113,772
60,000	5.00%, 09/01/24 (c)	70,079
1,080,000	5.00%, 09/01/24 (c)	1,257,833
	Alabama Federal Aid Highway Finance Authority, Series A (RB)
940,000	5.00%, 09/01/26 (c)	1,106,154
10,000	5.00%, 09/01/26 (c)	11,726
500,000	5.00%, 09/01/27 (c)	597,430
250,000	5.00%, 09/01/27 (c)	297,552
150,000	5.00%, 09/01/27	182,769
280,000	5.00%, 09/01/27 (c)	334,824
	Alabama Public School & College Authority, Series A (RB)
15,000	5.00%, 02/01/24 (c)	17,412
25,000	5.00%, 02/01/24	29,111
	Alabama Public School & College Authority, Series B (RB)
50,000	5.00%, 01/01/24	58,145
535,000	5.00%, 07/01/24 (c)	623,794
2,240,000	5.00%, 07/01/24 (c)	2,617,619
1,645,000	5.00%, 07/01/24 (c)	1,928,762
	Auburn University, Series A (RB)
10,000	5.00%, 06/01/26 (c)	11,803
25,000	5.00%, 06/01/26 (c)	29,653
860,000	Board of Trustees of the University of Alabama, Series B (RB) 3.00%, 07/01/27 (c)	833,065
35,000	Board of Water and Sewer Commissioners of the City of Mobile (RB) 5.00%, 01/01/23 (c)	39,505
500,000	Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, Series A (RB) 3.00%, 02/01/26 (c)	475,945
	Jefferson County (RB)
750,000	5.00%, 03/15/27 (c)	871,477
1,300,000	5.00%, 03/15/27 (c)	1,519,609
	Lower Alabama Gas District, Series A (RB)
275,000	5.00%, 09/01/29	321,417
2,330,000	5.00%, 09/01/31	2,746,651
100,000	5.00%, 09/01/34	119,585
	UAB Medicine Finance Authority, Series B (RB)
100,000	5.00%, 09/01/26 (c)	116,096
225,000	5.00%, 09/01/26 (c)	262,895
25,000	University of Alabama, Series B (RB) 5.00%, 07/01/23	28,858
	Water Works Board of the City of Birmingham, Series A (RB)
595,000	5.00%, 01/01/27 (c)	689,980
250,000	5.00%, 01/01/27 (c)	291,185
775,000	5.00%, 01/01/27 (c)	914,686
		21,358,816
Alaska: 0.4%
	Alaska Housing Finance Corp., Series A (RB)
900,000	4.00%, 06/01/27 (c)	957,654
150,000	5.00%, 12/01/23 (c)	167,891
15,000	5.00%, 06/01/25 (c)	17,280
525,000	5.00%, 06/01/27 (c)	605,262
	Matanuska-Susitna Borough, Goose Creek Correctional Center Project (RB)
250,000	5.00%, 09/01/25 (c)	287,325
190,000	5.25%, 09/01/25 (c)	225,009
350,000	Municipality of Anchorage, Series B (GO) 5.00%, 09/01/24	408,562
130,000	State of Alaska, Series A (GO) 5.00%, 08/01/25 (c)	150,076
	State of Alaska, Series B (GO)
525,000	5.00%, 02/01/23 (c)	595,801
55,000	5.00%, 02/01/23 (c)	62,753
1,525,000	5.00%, 08/01/25 (c)	1,760,506
1,125,000	5.00%, 08/01/25 (c)	1,307,014
45,000	5.00%, 08/01/25 (c)	52,681
		6,597,814
Arizona: 1.4%
215,000	Arizona Board of Regents, Arizona State University (RB) 3.00%, 06/01/26 (c)	205,587
	Arizona Board of Regents, Arizona State University System, Series A (CP)
50,000	5.00%, 06/01/24	58,230
80,000	5.00%, 07/01/25 (c)	94,108
	Arizona Department of Transportation State Highway Fund Revenue (RB)
25,000	5.00%, 07/01/24 (c)	29,362
1,050,000	5.00%, 07/01/26 (c)	1,238,443
810,000	5.00%, 07/01/26 (c)	958,732
75,000	Arizona Department of Transportation State Highway Fund Revenue, Series A (RB) 5.00%, 07/01/22 (c)	84,629
80,000	Arizona Health Facilities Authority, Banner Health, Series A (RB) 5.00%, 01/01/25	93,733
	Arizona State Transportation Board, Subordinated Highway Revenue, Series A (RB)
1,000,000	4.00%, 07/01/22 (c)	1,061,870
210,000	5.00%, 07/01/22 (c)	237,434
180,000	5.00%, 07/01/22 (c)	202,702
	Arizona State University, Revenue and Refunding, Series B (RB)
60,000	5.00%, 07/01/24	70,389
110,000	5.00%, 07/01/25 (c)	130,136
	Arizona Transportation Board, Maricopa County Regional Area (RB)
45,000	5.00%, 07/01/24	52,910
210,000	5.00%, 07/01/24 (c)	246,086
60,000	5.00%, 07/01/25	71,389
	Arizona Water Infrastructure Finance Authority, Series A (RB)
35,000	5.00%, 10/01/24 (c)	41,376
405,000	5.00%, 10/01/24 (c)	479,605
40,000	5.00%, 10/01/24	47,314
165,000	Board of Regents of University of Arizona System (RB) 5.00%, 06/01/26 (c)	192,600
750,000	Board of Regents, Arizona State University, Series A (RB) 5.00%, 07/01/25 (c)	878,370
	City of Chandler (GO)
15,000	5.00%, 07/01/23	17,365
30,000	5.00%, 07/01/24 (c)	35,293
450,000	City of Glendale, Water and Sewer Revenue, Senior Lien (RB) 5.00%, 07/01/25 (c)	525,028
	City of Mesa, Utility System Revenue (RB)
1,240,000	3.25%, 07/01/24 (c)	1,260,844
740,000	3.25%, 07/01/24 (c)	757,227
625,000	4.00%, 07/01/24 (c)	686,837
1,590,000	4.00%, 07/01/26 (c)	1,707,421
250,000	5.00%, 07/01/22 (c)	278,395
705,000	5.00%, 07/01/26 (c)	835,622
270,000	5.00%, 07/01/26 (c)	318,681
	City of Phoenix (GO)
1,250,000	4.00%, 07/01/24 (c)	1,385,462
105,000	4.00%, 07/01/24	117,045
	City of Phoenix Civic Improvement Corporation Senior Lien Airport Revenue, Series B (RB)
250,000	5.00%, 07/01/27 (c)	291,852
100,000	5.00%, 07/01/27 (c)	117,550
250,000	5.00%, 07/01/27 (c)	295,915
500,000	City of Phoenix Civic Improvement Corporation Senior Lien Airport Revenue, Series D (RB) 5.00%, 07/01/27 (c)	581,475
115,000	City of Phoenix Civic Improvement Corporation Subordinated Excise Tax Revenue, Series A (RB) 5.00%, 07/01/25 (c)	135,365
1,250,000	City of Phoenix Civic Improvement Corporation Subordinated Excise Tax Revenue, Series B (RB) 5.00%, 07/01/26	1,498,362
	City of Phoenix, Civic Improvement Corp. (RB)
10,000	5.00%, 07/01/23	11,538
130,000	5.00%, 07/01/24 (c)	150,482
10,000	5.00%, 07/01/24 (c)	11,705
45,000	5.00%, 07/01/26 (c)	52,928
15,000	5.00%, 07/01/26 (c)	17,829
620,000	5.00%, 07/01/26 (c)	731,786
20,000	City of Phoenix, Civic Improvement Corp., Series A (RB) 5.00%, 07/01/23	23,075
	City of Phoenix, Civic Improvement Corp., Series B (RB)
1,250,000	4.00%, 07/01/24 (c)	1,353,512
1,870,000	5.00%, 07/01/24 (c)	2,188,910
40,000	5.00%, 07/01/24 (c)	46,900
60,000	Maricopa County Community College District (GO) 5.00%, 07/01/25	71,615
	Maricopa County Industrial Development Authority (RB)
20,000	3.13%, 01/01/27 (c)	19,224
15,000	5.00%, 01/01/25	17,575
700,000	5.00%, 01/01/29	848,344
200,000	Maricopa County Industrial Development Authority, Series A (RB) 5.00%, 01/01/28	240,350
10,000	Pima County Regional Transportation Authority (RB) 5.00%, 06/01/23 (c)	11,515
25,000	Pima County, Sewer System Revenue (RB) 5.00%, 07/01/25	29,558
250,000	Salt River Project Agricultural Improvement & Power District, Series A (RB) 5.00%, 01/01/28 (c)	297,557
	Salt River Project Agricultural Improvement and Power District (RB)
35,000	5.00%, 01/01/24	40,850
65,000	5.00%, 01/01/27 (c)	78,084
10,000	5.00%, 01/01/27 (c)	12,075
50,000	5.00%, 01/01/27	60,465
	State of Arizona (CP)
40,000	5.00%, 09/01/23	46,100
120,000	5.00%, 10/01/24	140,718
	University of Arizona (RB)
85,000	4.00%, 06/01/25	94,694
100,000	5.00%, 06/01/26 (c)	117,052
		24,035,185
Arkansas: 0.2%
770,000	City of Little Rock, Arkansas Sewer Revenue (RB) 4.70%, 04/01/25 (c)	873,965
	State of Arkansas, Federal Highway Grant Anticipation (GO)
1,090,000	4.00%, 10/01/23 (c)	1,200,025
265,000	5.00%, 04/01/24	309,541
1,425,000	5.00%, 10/01/24 (c)	1,680,702
		4,064,233
California: 15.9%
	Airport Commission of San Francisco, Second Series A (RB)
40,000	5.00%, 05/01/24	47,090
40,000	5.00%, 05/01/25	47,789
10,000	Airport Commission of San Francisco, Series B (RB) 5.00%, 10/01/22 (c)	11,348
	Airport Commission of San Francisco, Series D (RB)
80,000	5.00%, 05/01/24	94,181
210,000	5.00%, 05/01/25	250,893
	Alameda County, California Joint Powers Authority, Series A (RB)
15,000	5.00%, 12/01/23 (c)	17,215
120,000	5.00%, 12/01/23 (c)	137,581
1,380,000	5.25%, 12/01/23 (c)	1,628,124
65,000	5.25%, 12/01/23 (c)	76,413
	Anaheim Housing & Public Improvements Authority, Series A (RB)
25,000	5.00%, 10/01/21 (c)	27,833
25,000	5.00%, 10/01/21 (c)	27,805
15,000	5.00%, 10/01/21 (c)	16,802
15,000	5.00%, 10/01/21 (c)	16,802
90,000	Bay Area Toll Authority, Series F-1 (RB) 5.00%, 04/01/22 (c)	101,811
100,000	Bay Area Toll Authority, Series G (RB) 2.00%, 10/01/23 (c) (p)	99,538
130,000	Bay Area Toll Authority, Series S-4 (RB) 5.00%, 04/01/23 (c)	150,911
1,000,000	Bay Area Toll Authority, Series S-7 (RB) 4.00%, 04/01/27 (c)	1,078,740
	Bay Area Water Supply and Conservation Agency, Series A (RB)
725,000	5.00%, 04/01/23 (c)	833,105
15,000	5.00%, 04/01/23 (c)	17,285
	California Department of Water Resources, Central Valley Project Water System (RB)
1,540,000	5.00%, 12/01/24 (c)	1,812,041
75,000	5.00%, 12/01/24 (c)	89,402
	California Department of Water Resources, Central Valley Project Water System, Series AV (RB)
750,000	4.00%, 06/01/26 (c)	816,435
1,865,000	4.00%, 06/01/26 (c)	2,028,766
	California Health Facilities Financing Authority, Adventist Health System, Series A (RB)
145,000	4.00%, 03/01/25	160,226
1,210,000	5.00%, 03/01/23 (c)	1,372,987
100,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center (RB) 5.00%, 11/15/25 (c)	119,932
300,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Series A (RB) 5.00%, 08/15/26 (c)	352,938
175,000	California Health Facilities Financing Authority, El Camino Hospital (RB) 3.75%, 02/01/27 (c)	177,952
100,000	California Health Facilities Financing Authority, Lucile Salter Packard Children Hospital, Series A (RB) 5.00%, 08/15/26 (c)	116,626
	California Health Facilities Financing Authority, Providence Health and Services, Series A (RB)
1,000,000	5.00%, 10/01/24 (c)	1,154,690
15,000	5.00%, 10/01/24	17,774
1,000,000	5.00%, 10/01/26 (c)	1,166,760
	California Health Facilities Financing Authority, Series A (RB)
715,000	4.00%, 03/01/23 (c)	748,205
100,000	4.00%, 08/15/24 (c)	103,676
55,000	4.00%, 03/01/26	60,689
25,000	5.00%, 07/01/23 (c)	28,623
20,000	5.00%, 10/01/24 (c)	23,511
105,000	5.00%, 10/01/24 (c)	122,014
40,000	5.00%, 08/15/26 (c)	47,406
	California Health Facilities Financing Authority, St. Joseph Health System, Series A (RB)
375,000	5.00%, 07/01/23 (c)	428,306
25,000	5.00%, 07/01/23 (c)	28,719
	California Infrastructure and Economic Development Bank, Clean Water State (RB)
10,000	5.00%, 10/01/24	11,932
100,000	5.00%, 10/01/25	120,978
80,000	5.00%, 04/01/26 (c)	96,986
115,000	5.00%, 04/01/26 (c)	136,108
550,000	5.00%, 04/01/26 (c)	662,667
2,120,000	5.00%, 04/01/26 (c)	2,543,767
45,000	5.00%, 04/01/26 (c)	53,773
150,000	California Infrastructure and Economic Development Bank, Independent System Operator Corp. Project (RB) 5.00%, 02/01/23 (c)	170,306
700,000	California Municipal Finance Authority, Series A (RB) 5.00%, 02/01/27 (c)	803,726
50,000	California Municipal Finance Authority, Series B (RB) 5.00%, 10/01/25	60,096
	California State Public Works Board, Department of Corrections and Rehabilitation, Series A (RB)
100,000	4.00%, 09/01/24 (c)	106,668
150,000	5.00%, 09/01/24 (c)	171,740
105,000	5.00%, 09/01/24 (c)	122,778
250,000	5.00%, 09/01/24 (c)	290,997
920,000	5.00%, 09/01/24 (c)	1,079,464
	California State Public Works Board, Department of Corrections and Rehabilitation, Series C (RB)
135,000	5.25%, 10/01/24 (c)	157,745
695,000	5.25%, 10/01/24 (c)	827,599
	California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB)
225,000	3.00%, 09/01/27 (c)	219,017
260,000	5.00%, 09/01/24 (c)	305,066
1,005,000	5.00%, 09/01/24	1,183,237
	California State Public Works Board, Department of Corrections and Rehabilitation, Series E (RB)
460,000	2.50%, 10/01/26 (c)	425,390
400,000	4.00%, 10/01/26 (c)	432,528
515,000	California State Public Works Board, Department of Corrections and Rehabilitation, Series F (RB) 5.25%, 09/01/23 (c)	597,936
	California State Public Works Board, Department of Corrections and Rehabilitation, Series G (RB)
1,115,000	5.00%, 09/01/23 (c)	1,278,727
425,000	5.00%, 09/01/23 (c)	492,001
	California State Public Works Board, Department of Corrections and Rehabilitation, Series H (RB)
270,000	3.00%, 12/01/25 (c)	270,181
520,000	3.25%, 12/01/25 (c)	524,649
220,000	3.38%, 12/01/25 (c)	222,185
	California State Public Works Board, Department of General Services, Series F (RB)
1,330,000	5.00%, 05/01/24	1,558,068
235,000	5.00%, 05/01/25	278,503
	California State Public Works Board, Department of State Hospitals, Series E (RB)
1,400,000	5.00%, 06/01/23 (c)	1,595,356
425,000	5.00%, 06/01/23 (c)	483,157
1,320,000	5.00%, 06/01/23 (c)	1,507,757
360,000	5.00%, 06/01/23 (c)	412,967
50,000	5.00%, 06/01/23 (c)	57,275
	California State Public Works Board, Judicial Council of California, Series A (RB)
55,000	4.00%, 03/01/23 (c)	58,507
220,000	5.00%, 03/01/23 (c)	250,589
	California State Public Works Board, Judicial Council of California, Series B (RB)
245,000	5.00%, 10/01/24 (c)	282,536
1,010,000	5.00%, 10/01/24 (c)	1,176,882
960,000	5.00%, 10/01/24	1,132,262
930,000	California State Public Works Board, Lease Revenue, Series F (RB) 5.00%, 05/01/25 (c)	1,091,281
	California State Public Works Board, Series B (RB)
290,000	5.00%, 10/01/24 (c)	335,397
35,000	5.00%, 10/01/24 (c)	40,131
1,035,000	5.00%, 10/01/27 (c)	1,250,942
1,210,000	5.00%, 10/01/27 (c)	1,453,270
	California State Public Works Board, Series C (RB)
30,000	5.00%, 11/01/26 (c)	35,755
45,000	5.00%, 11/01/26 (c)	53,322
75,000	5.00%, 11/01/26 (c)	89,843
15,000	5.00%, 11/01/26 (c)	17,684
45,000	5.25%, 10/01/24 (c)	53,371
	California State Public Works Board, Series D (RB)
500,000	3.00%, 09/01/27 (c)	490,130
250,000	5.00%, 09/01/24 (c)	288,685
35,000	5.00%, 04/01/25	41,411
40,000	5.00%, 10/01/26 (c)	47,745
	California State Public Works Board, Series F (RB)
30,000	5.00%, 05/01/25 (c)	34,705
40,000	5.00%, 05/01/25 (c)	46,734
90,000	California State Public Works Board, Series H (RB) 3.00%, 12/01/25 (c)	89,465
	California State Public Works Board, Series I (RB)
25,000	5.00%, 11/01/23 (c)	28,847
25,000	5.25%, 11/01/23 (c)	29,183
120,000	California State Public Works Board, Various Capital Projects, Series B (RB) 5.00%, 10/01/27 (c)	143,334
425,000	California State Public Works Board, Various Capital Projects, Series C (RB) 4.00%, 11/01/26 (c)	455,778
1,000,000	California State Public Works Board, Various Capital Projects, Series D (RB) 5.00%, 10/01/26 (c)	1,185,920
90,000	California State Public Works Board, Various Capital Projects, Series G (RB) 5.00%, 11/01/22 (c)	103,266
	California State Public Works Board, Various Capital Projects, Series I (RB)
160,000	4.00%, 11/01/23 (c)	173,573
115,000	5.00%, 11/01/23 (c)	133,571
90,000	5.25%, 11/01/23 (c)	105,323
420,000	California State School Facilities (GO) 5.00%, 11/01/23 (c)	483,151
	California State University, Series A (RB)
910,000	3.00%, 05/01/26 (c)	882,108
25,000	4.00%, 11/01/22 (c)	26,587
95,000	5.00%, 11/01/23	111,525
105,000	5.00%, 11/01/23 (c)	122,391
25,000	5.00%, 11/01/23	29,349
45,000	5.00%, 11/01/24 (c)	53,511
35,000	5.00%, 11/01/25	42,388
2,000,000	5.00%, 11/01/25 (c)	2,357,820
15,000	5.00%, 11/01/25 (c)	17,917
55,000	5.00%, 11/01/25 (c)	65,913
2,070,000	5.00%, 11/01/25 (c)	2,497,082
35,000	5.00%, 11/01/25 (c)	41,533
10,000	5.00%, 05/01/26 (c)	11,861
150,000	5.00%, 05/01/26 (c)	177,417
105,000	5.00%, 05/01/26 (c)	127,502
510,000	5.00%, 05/01/27 (c)	608,624
765,000	5.00%, 05/01/27 (c)	915,713
1,015,000	5.00%, 05/01/27 (c)	1,227,033
525,000	California State Veterans, Series CL (GO) 3.50%, 12/01/24 (c)	541,086
	California Statewide Communities Development Authority, Enloe Medical Center (RB)
480,000	3.00%, 02/15/26 (c)	470,342
725,000	5.00%, 02/15/26 (c)	860,850
735,000	5.00%, 02/15/26 (c)	864,507
500,000	California Statewide Communities Development Authority, Huntington Memorial Hospital, Series B (RB) 5.00%, 07/01/24 (c)	566,355
260,000	California Statewide Communities Development Authority, Series A (RB) 4.13%, 03/01/26 (c)	275,790
	Chabot-Las Positas Community College District (GO)
20,000	3.13%, 08/01/23 (c)	20,390
60,000	4.00%, 08/01/23	66,979
300,000	5.00%, 08/01/23 (c)	348,837
85,000	5.00%, 08/01/23 (c)	98,452
500,000	5.00%, 08/01/23 (c)	575,470
	City of Bakersfield, California Wastewater Revenue, Series A (RB)
240,000	5.00%, 09/15/20 (c)	260,009
15,000	5.00%, 09/15/25 (c)	17,746
500,000	City of Los Angeles Department of Water and Power, Series A (RB) 5.00%, 01/01/23 (c)	572,635
400,000	City of Los Angeles Department of Water and Power, Series B (RB) 5.00%, 07/01/23 (c)	463,504
	City of Los Angeles, Wastewater System Revenue, Series A (RB)
620,000	5.00%, 06/01/23 (c)	717,321
20,000	5.00%, 06/01/25 (c)	23,846
250,000	5.00%, 06/01/27 (c)	300,335
	City of San Francisco, Public Utilities Commission Water Revenue, Series A (RB)
30,000	5.00%, 11/01/24	35,883
65,000	5.00%, 11/01/24	77,747
15,000	5.00%, 05/01/25 (c)	17,755
25,000	5.00%, 11/01/26 (c)	29,666
60,000	5.00%, 11/01/26	73,675
150,000	City of San Francisco, Public Utilities Commission Water Revenue, Series D (RB) 5.00%, 11/01/27 (c)	185,327
	Coast Community College District (GO)
35,000	5.00%, 08/01/23 (c)	40,738
50,000	5.00%, 08/01/25 (c)	58,053
	Contra Costa Transportation Authority (RB)
35,000	5.00%, 03/01/25	41,976
20,000	5.00%, 03/01/25 (c)	23,367
	Contra Costa Water District (RB)
30,000	5.00%, 10/01/24 (c)	35,567
35,000	5.00%, 10/01/24	41,760
250,000	Corona-Norco Unified School District, Series A (GO) 4.00%, 08/01/26 (c)	266,503
525,000	County of Santa Clara CA, Series C (GO) 5.00%, 08/01/27 (c)	631,412
620,000	Department of Airports of the City of Los Angeles, Series C (RB) 5.00%, 05/15/25 (c)	723,087
15,000	East Bay Municipal Utility District Wastewater System Revenue (RB) 5.00%, 06/01/25	17,997
	East Bay Municipal Utility District Water System Revenue (RB)
10,000	4.00%, 06/01/24	11,291
50,000	5.00%, 06/01/25 (c)	59,021
20,000	5.00%, 06/01/25	24,132
40,000	5.00%, 06/01/25	48,264
80,000	5.00%, 06/01/25 (c)	94,907
	East Bay Municipal Utility District Water System Revenue, Series A (RB)
285,000	5.00%, 06/01/24 (c)	331,726
1,035,000	5.00%, 06/01/24 (c)	1,202,039
1,000,000	5.00%, 06/01/24 (c)	1,171,690
460,000	5.00%, 06/01/27 (c)	550,086
	East Bay Municipal Utility District Water System Revenue, Series B (RB)
930,000	5.00%, 06/01/27	1,149,424
775,000	5.00%, 06/01/29	976,469
	East Side Union High School District (GO)
15,000	5.00%, 08/01/23 (c)	17,298
20,000	5.00%, 08/01/23 (c)	23,109
25,000	5.00%, 08/01/23 (c)	28,999
	Eastern Municipal Water District, Financing Authority, Series B (RB)
550,000	5.00%, 07/01/26 (c)	648,708
145,000	5.00%, 07/01/26 (c)	171,505
	Eastern Municipal Water District, Water and Wastewater Revenue, Series A (RB)
360,000	5.00%, 07/01/26 (c)	423,421
250,000	5.00%, 07/01/26 (c)	293,015
25,000	5.00%, 07/01/26 (c)	29,716
400,000	5.00%, 07/01/26 (c)	471,788
520,000	El Dorado Irrigation District, Series C (RB) 5.00%, 03/01/26 (c)	614,156
30,000	Emeryville Redevelopment Agency Successor Agency (AGM) (TA) 5.00%, 09/01/24 (c)	35,240
	Fontana Redevelopment Agency Successor Agency, Series A (TA)
150,000	5.00%, 10/01/26	184,157
750,000	5.00%, 10/01/27 (c)	911,497
	Golden State Tobacco Securitization Corp., Series A (RB)
200,000	3.25%, 06/01/25 (c)	201,294
1,310,000	5.00%, 06/01/23 (c)	1,503,448
1,570,000	5.00%, 06/01/23 (c)	1,800,131
115,000	5.00%, 06/01/25 (c)	134,144
	Huntington Beach Union High School District (GO)
50,000	5.00%, 08/01/23 (c)	57,829
55,000	5.00%, 08/01/23 (c)	63,953
420,000	5.00%, 08/01/23 (c)	487,897
	Imperial Irrigation District Electric System Revenue, Series C (RB)
215,000	5.00%, 05/01/26 (c)	252,550
750,000	5.00%, 05/01/26 (c)	883,417
105,000	Long Beach Unified School District (GO) 5.00%, 08/01/26 (c)	126,499
	Los Angeles Community College District, Series A (GO)
3,200,000	4.00%, 08/01/24 (c)	3,416,864
1,325,000	5.00%, 08/01/24 (c)	1,553,721
175,000	5.00%, 08/01/24 (c)	204,862
30,000	5.00%, 08/01/24	35,699
1,565,000	5.00%, 08/01/24 (c)	1,839,298
60,000	5.00%, 08/01/24 (c)	71,157
1,355,000	5.00%, 08/01/24 (c)	1,604,239
245,000	5.00%, 08/01/24 (c)	288,757
15,000	Los Angeles Community College District, Series C (GO) 5.00%, 08/01/24	17,850
1,300,000	Los Angeles Community College District, Series F (GO) 5.00%, 08/01/23 (c)	1,511,627
	Los Angeles Community College District, Series G (GO)
1,000,000	4.00%, 08/01/24 (c)	1,089,440
60,000	5.00%, 08/01/24 (c)	70,716
	Los Angeles Community College District, Series I (GO)
750,000	2.13%, 08/01/26 (c)	666,090
25,000	4.00%, 08/01/26	28,616
110,000	4.00%, 08/01/26 (c)	125,087
	Los Angeles Community College District, Series J (GO)
750,000	4.00%, 08/01/27 (c)	811,582
400,000	4.00%, 08/01/27 (c)	436,300
100,000	5.00%, 08/01/27 (c)	122,917
	Los Angeles County Metropolitan Transportation Authority (RB)
25,000	4.00%, 07/01/26 (c)	27,313
105,000	5.00%, 06/01/25	126,694
60,000	5.00%, 07/01/25	72,482
40,000	5.00%, 06/01/26 (c)	47,809
50,000	5.00%, 06/01/26 (c)	59,305
245,000	5.00%, 06/01/26 (c)	293,853
115,000	5.00%, 06/01/26 (c)	139,093
15,000	5.00%, 07/01/26 (c)	18,018
760,000	Los Angeles County Metropolitan Transportation Authority, First Tier, Series A (RB) 5.00%, 07/01/25 (c)	911,149
15,000	Los Angeles County Public Works Financing Authority, Series B (RB) 5.00%, 12/01/25 (c)	17,675
	Los Angeles County Public Works Financing Authority, Series D (RB)
815,000	5.00%, 12/01/25 (c)	951,488
285,000	5.00%, 12/01/25 (c)	335,821
	Los Angeles Department of Water and Power, Series A (RB)
625,000	3.25%, 01/01/25 (c)	634,287
45,000	5.00%, 01/01/23 (c)	51,719
10,000	5.00%, 01/01/25 (c)	11,738
45,000	5.00%, 01/01/25 (c)	52,381
25,000	5.00%, 01/01/25 (c)	28,860
175,000	5.00%, 01/01/26 (c)	207,615
15,000	5.00%, 01/01/26 (c)	17,903
30,000	5.00%, 01/01/26 (c)	36,191
1,000,000	5.00%, 01/01/27 (c)	1,190,710
	Los Angeles Department of Water and Power, Series B (RB)
25,000	5.00%, 07/01/23 (c)	29,095
30,000	5.00%, 07/01/23 (c)	34,863
50,000	5.00%, 07/01/23 (c)	57,660
500,000	5.00%, 07/01/23 (c)	576,595
1,160,000	5.00%, 01/01/24 (c)	1,344,046
45,000	5.00%, 01/01/26 (c)	52,609
10,000	5.00%, 01/01/26 (c)	11,991
125,000	5.00%, 01/01/26 (c)	149,190
275,000	5.00%, 01/01/27 (c)	326,001
	Los Angeles Department of Water and Power, Series C (RB)
500,000	5.00%, 07/01/27 (c)	597,315
1,000,000	5.00%, 07/01/27 (c)	1,216,960
	Los Angeles Department of Water and Power, Series D (RB)
70,000	5.00%, 07/01/24 (c)	81,846
245,000	5.00%, 07/01/24 (c)	284,232
45,000	5.00%, 07/01/24	53,385
1,275,000	5.00%, 07/01/24 (c)	1,497,449
	Los Angeles Unified School District, Series A (GO)
20,000	5.00%, 07/01/21 (c)	22,110
175,000	5.00%, 07/01/21 (c)	193,398
1,050,000	5.00%, 07/01/24	1,249,857
1,455,000	5.00%, 07/01/24	1,731,945
1,475,000	5.00%, 07/01/25 (c)	1,727,461
105,000	5.00%, 07/01/25 (c)	125,564
25,000	5.00%, 07/01/25 (c)	29,465
105,000	5.00%, 07/01/26	128,099
	Los Angeles Unified School District, Series B (GO)
1,130,000	2.00%, 07/01/26 (c)	1,005,598
250,000	3.00%, 07/01/26 (c)	246,535
710,000	3.00%, 07/01/26 (c)	704,554
70,000	5.00%, 07/01/24	83,324
605,000	5.00%, 07/01/24 (c)	713,737
1,780,000	5.00%, 07/01/26 (c)	2,144,206
2,775,000	5.00%, 07/01/26 (c)	3,303,055
	Los Angeles Unified School District, Series C (GO)
60,000	3.13%, 07/01/24 (c)	63,229
1,330,000	5.00%, 07/01/24	1,583,152
855,000	5.00%, 07/01/24 (c)	1,004,172
830,000	5.00%, 07/01/24 (c)	966,676
1,425,000	5.00%, 07/01/24 (c)	1,668,946
1,300,000	5.00%, 07/01/24 (c)	1,518,309
65,000	Los Angeles Unified School District, Series D (GO) 5.00%, 07/01/24 (c)	76,854
	Metropolitan Water District of Southern California (RB)
30,000	5.00%, 07/01/24	35,630
65,000	5.00%, 07/01/25 (c)	77,485
45,000	5.00%, 07/01/25 (c)	53,915
85,000	5.00%, 01/01/26 (c)	100,841
95,000	5.00%, 01/01/26 (c)	112,855
35,000	5.00%, 01/01/26 (c)	41,690
	Metropolitan Water District of Southern California, Series A (RB)
250,000	2.50%, 07/01/26	256,505
785,000	2.50%, 07/01/27	800,221
	Metropolitan Water District of Southern California, Series G (RB)
335,000	5.00%, 07/01/22 (c)	380,590
50,000	5.00%, 07/01/22 (c)	56,623
	Monterey Peninsula Community College District (GO)
570,000	0.00%, 02/01/26 (c) ^	362,577
975,000	0.00%, 02/01/26 (c) ^	593,804
790,000	0.00%, 02/01/26 (c) ^	550,906
615,000	0.00%, 02/01/26 (c) ^	409,036
200,000	Mount San Antonio Community College District (GO) 0.00%, 08/01/25 ^	165,888
	Municipal Improvement Corp. of Los Angeles (RB)
75,000	5.00%, 11/01/26 (c)	89,452
130,000	5.00%, 11/01/26 (c)	156,066
25,000	5.00%, 11/01/26	30,298
500,000	Municipal Improvement Corp. of Los Angeles, Series B (RB) 5.00%, 11/01/26 (c)	593,325
	Northern California Transmission Agency (RB)
45,000	5.00%, 05/01/25	53,529
10,000	5.00%, 05/01/26 (c)	11,738
30,000	5.00%, 05/01/26 (c)	35,606
25,000	5.00%, 05/01/26 (c)	29,857
	Oakland Unified School District (GO) (AGM)
50,000	5.00%, 08/01/25 (c)	59,362
925,000	5.00%, 08/01/26 (c)	1,119,944
100,000	5.00%, 08/01/26	121,852
	Oakland Unified School District, Series A (GO)
225,000	5.00%, 08/01/25 (c)	260,573
375,000	5.00%, 08/01/25 (c)	438,731
	Orange County Sanitation District, Series A (RB)
35,000	5.00%, 02/01/26 (c)	41,530
45,000	5.00%, 02/01/26 (c)	53,576
	Orange County Transportation Authority, 91 Express Lanes Toll Road, Senior Lien (RB)
35,000	5.00%, 08/15/23 (c)	40,318
20,000	5.00%, 08/15/23 (c)	23,164
315,000	Palm Springs Unified School District (GO) 4.00%, 08/01/26 (c)	337,252
	Palm Springs Unified School District, Series D (GO)
235,000	2.50%, 08/01/26 (c)	209,930
150,000	3.00%, 08/01/26 (c)	151,688
	Palomar Community College District (GO)
690,000	5.00%, 05/01/25 (c)	800,200
55,000	5.00%, 05/01/25 (c)	64,819
35,000	5.00%, 05/01/25 (c)	41,454
150,000	Palomar Health, Series B (GO) 5.00%, 08/01/26 (c)	173,451
95,000	Peralta Community College District (GO) 5.00%, 08/01/24 (c)	110,585
250,000	Pittsburg Successor Agency, Los Medanos Community, Series A (AGM) (TA) 5.00%, 09/01/26 (c)	292,727
250,000	Placentia-Yorba Linda Unified School District, Series A (CP) (AGM) 4.00%, 10/01/25 (c)	265,763
100,000	Poway Unified School District (GO) 5.00%, 08/01/24 (c)	117,328
175,000	Rancho Santiago Community College District (GO) 5.00%, 09/01/23 (c)	203,292
	Regents of the University of California Medical Center Pooled Revenue, Series J (RB)
55,000	5.25%, 05/15/23 (c)	63,178
375,000	5.25%, 05/15/23 (c)	440,362
1,820,000	5.25%, 05/15/23 (c)	2,137,226
410,000	Regents of the University of California, Medical Center Pooled Revenue, Series J (RB) 5.25%, 05/15/23 (c)	481,463
	Regents of the University of California, Medical Center Pooled Revenue, Series L (RB)
90,000	2.50%, 05/15/26 (c)	83,091
160,000	4.00%, 05/15/25	181,013
650,000	5.00%, 05/15/26 (c)	750,912
55,000	5.00%, 05/15/26 (c)	65,503
645,000	Regents of the University of California, Series AM (RB) 5.00%, 05/15/24 (c)	753,354
	Regents of the University of California, Series AO (RB)
510,000	5.00%, 05/15/25 (c)	597,394
560,000	5.00%, 05/15/25 (c)	668,338
	Regents of the University of California, Series AR (RB)
500,000	5.00%, 05/15/26 (c)	590,140
750,000	5.00%, 05/15/26 (c)	891,990
	Regents of the University of California, Series I (RB)
1,250,000	5.00%, 05/15/25 (c)	1,455,125
1,115,000	5.00%, 05/15/25 (c)	1,309,322
415,000	5.00%, 05/15/25 (c)	493,128
935,000	5.00%, 05/15/25 (c)	1,102,056
455,000	Regents of the University of California, Series K (RB) 5.00%, 05/15/26 (c)	539,639
55,000	Riverside Community College District (GO) 5.00%, 08/01/25 (c)	65,215
20,000	Riverside County Public Financing Authority (RB) 5.00%, 11/01/25	23,811
	Riverside County Transportation Commission, Series A (RB)
705,000	2.00%, 06/01/24 (c)	640,006
10,000	5.25%, 06/01/23 (c)	11,779
490,000	5.25%, 06/01/23 (c)	577,181
275,000	5.25%, 06/01/23 (c)	323,928
	Sacramento City Financing Authority, Master Lease Program Facilities (RB)
650,000	3.38%, 12/01/25 (c)	670,091
10,000	5.00%, 12/01/25 (c)	11,675
	Sacramento County Sanitation Districts Financing Authority (RB)
1,045,000	5.00%, 06/01/24 (c)	1,201,666
250,000	5.00%, 06/01/24 (c)	289,070
15,000	5.00%, 06/01/24 (c)	17,488
	Sacramento County Sanitation Districts Financing Authority, Series A (RB)
170,000	5.00%, 06/01/24 (c)	199,296
250,000	5.00%, 06/01/24 (c)	289,867
	Sacramento Municipal Utility District (RB)
20,000	5.00%, 07/01/25	24,130
1,000,000	5.00%, 08/15/28	1,248,160
420,000	San Bernardino Unified School District, Series A (GO) (AGM) 5.00%, 08/01/23 (c)	479,644
	San Diego Association of Governments South Bay Expressway Revenue, Series A (RB)
685,000	5.00%, 07/01/27 (c)	807,074
500,000	5.00%, 07/01/27 (c)	594,565
	San Diego Community College District (GO)
140,000	5.00%, 08/01/23 (c)	162,236
10,000	5.00%, 08/01/23 (c)	11,617
570,000	5.00%, 08/01/26 (c)	684,274
45,000	5.00%, 08/01/26 (c)	54,176
	San Diego County Regional Transportation Commission (RB)
65,000	5.00%, 04/01/26 (c)	77,726
85,000	5.00%, 04/01/26 (c)	101,363
45,000	5.00%, 04/01/26 (c)	54,144
70,000	5.00%, 04/01/26 (c)	83,935
	San Diego County Water Authority, Series A (RB)
220,000	5.00%, 11/01/22 (c)	251,027
60,000	5.00%, 11/01/22 (c)	68,815
800,000	5.00%, 11/01/22 (c)	919,896
20,000	5.00%, 05/01/25 (c)	23,835
500,000	5.00%, 05/01/26 (c)	593,435
150,000	5.00%, 05/01/26 (c)	178,647
150,000	San Diego County, Edgemoor and RCS Refunding, Series A (CP) 5.00%, 10/15/24 (c)	176,139
345,000	San Diego Public Facilities Financing Authority (RB) 5.00%, 10/15/25 (c)	401,142
	San Diego Public Facilities Financing Authority Sewer Revenue (RB)
30,000	5.00%, 05/15/24	35,563
60,000	5.00%, 05/15/25 (c)	71,563
175,000	5.00%, 05/15/25	210,294
80,000	5.00%, 05/15/26 (c)	95,542
45,000	5.00%, 05/15/26 (c)	54,117
70,000	San Diego Public Facilities Financing Authority Water Revenue (RB) 5.00%, 08/01/25	83,960
335,000	San Diego Redevelopment Agency Successor Agency (TA) 5.00%, 09/01/25 (c)	399,126
540,000	San Diego Regional Building Authority, Series A (RB) 5.00%, 10/15/25 (c)	634,451
925,000	San Diego Unified School District, Series C (GO) 5.00%, 07/01/23 (c)	1,068,245
510,000	San Diego Unified School District, Series F (GO) 5.00%, 07/01/25 (c)	599,179
650,000	San Diego Unified School District, Series I (GO) 5.00%, 07/01/27 (c)	775,320
15,000	San Diego Unified School District, Series R-4 5.00%, 07/01/25 (c)	17,791
	San Diego Unified School District, Series R-5 (GO)
20,000	4.00%, 07/01/26 (c)	22,056
470,000	5.00%, 07/01/26 (c)	563,779
30,000	5.00%, 07/01/26	36,574
1,325,000	San Diego Unified School District, Series SR-1 (GO) 4.00%, 07/01/26 (c)	1,422,851
430,000	San Dieguito Union High School District, Series A-2 (GO) 4.00%, 08/01/23 (c)	462,706
40,000	San Francisco Bay Area Rapid Transit District Sales Tax, Series A (RB) 5.00%, 07/01/25	48,291
210,000	San Francisco Bay Area Rapid Transit District, Series D (GO) 5.00%, 08/01/25 (c)	249,957
	San Francisco City and County, Series A (GO)
195,000	4.00%, 06/15/22 (c)	211,407
95,000	5.00%, 06/15/22 (c)	108,017
240,000	San Francisco City and County, Series B (CP) 3.00%, 10/01/25 (c)	236,650
	San Francisco City and County, Series R-1 (GO)
20,000	5.00%, 06/15/23 (c)	23,206
20,000	5.00%, 06/15/23 (c)	23,250
	San Francisco Community College District (GO)
870,000	5.00%, 06/15/24	1,032,203
75,000	5.00%, 06/15/25 (c)	89,550
120,000	5.00%, 06/15/25 (c)	141,756
880,000	5.00%, 06/15/25 (c)	1,045,440
	San Francisco County Transportation Authority (RB)
500,000	3.00%, 02/01/27 (c)	488,170
1,000,000	3.00%, 02/01/27 (c)	982,180
	San Francisco Public Utilities Commission Wastewater Revenue, Series A (RB)
440,000	5.00%, 10/01/25 (c)	515,266
475,000	5.00%, 10/01/25 (c)	558,424
	San Francisco Unified School District, Proposition A (GO)
500,000	3.00%, 06/15/24 (c)	505,785
445,000	3.25%, 06/15/24 (c)	450,620
510,000	5.00%, 06/15/24 (c)	603,406
90,000	5.00%, 06/15/24 (c)	105,952
	San Joaquin County Administration Building Project (CP) (AGM)
520,000	5.00%, 11/15/27 (c)	624,712
500,000	5.00%, 11/15/27 (c)	606,445
30,000	San Joaquin County Transportation Authority (RB) 5.00%, 03/01/27 (c)	35,576
	San Joaquin Delta Community College District (GO)
25,000	5.00%, 08/01/25 (c)	29,305
80,000	5.00%, 08/01/25 (c)	94,134
	San Jose Evergreen Community College District (GO)
35,000	5.00%, 09/01/24	41,705
25,000	5.00%, 09/01/24 (c)	29,518
	San Jose Financing Authority Lease, Series A (RB)
600,000	5.00%, 06/01/23 (c)	693,198
20,000	5.00%, 06/01/23 (c)	23,183
	San Marcos Unified School District (GO)
400,000	4.00%, 08/01/27 (c)	430,788
350,000	5.00%, 08/01/27 (c)	413,182
500,000	5.00%, 08/01/27 (c)	599,480
350,000	5.00%, 08/01/27 (c)	418,012
	San Mateo County Transit District (RB)
25,000	5.00%, 06/01/24	29,684
300,000	5.00%, 06/01/25 (c)	353,238
85,000	5.00%, 06/01/25 (c)	101,156
20,000	San Mateo Joint Powers Financing Authority (RB) 5.00%, 06/15/24 (c)	23,414
670,000	San Mateo Union High School District (GO) 4.00%, 09/01/26 (c)	717,724
750,000	Santa Clara County Financing Authority, Series Q (RB) 4.00%, 05/15/25 (c)	799,747
205,000	Santa Clara County, Series B (GO) 3.00%, 08/01/22 (c)	203,649
25,000	Santa Clara Valley Water District (RB) 5.00%, 12/01/25 (c)	29,361
	Sonoma County Junior College District (GO)
50,000	5.00%, 08/01/23 (c)	57,970
15,000	5.00%, 08/01/23 (c)	17,425
	Southern California Public Power Authority (RB)
20,000	5.00%, 07/01/21 (c)	22,236
25,000	5.00%, 07/01/24 (c)	29,117
20,000	5.00%, 07/01/24 (c)	23,164
125,000	5.00%, 07/01/24	148,293
65,000	5.00%, 01/01/25 (c)	77,163
	State of California, Department of Water Resources (RB)
65,000	5.00%, 12/01/23	76,541
15,000	5.00%, 12/01/24	17,955
15,000	5.00%, 12/01/24 (c)	17,775
180,000	5.00%, 12/01/24 (c)	214,058
60,000	5.00%, 12/01/26 (c)	71,870
20,000	5.00%, 12/01/26 (c)	24,009
55,000	5.00%, 12/01/26 (c)	66,171
	State of California, Various Purpose (GO)
645,000	3.00%, 09/01/26 (c)	629,314
615,000	3.25%, 04/01/23 (c)	627,607
50,000	4.00%, 09/01/25	56,364
700,000	4.00%, 08/01/26 (c)	751,618
1,300,000	4.00%, 09/01/26 (c)	1,406,886
2,155,000	4.00%, 09/01/26 (c)	2,342,420
1,250,000	4.00%, 09/01/26 (c)	1,358,712
250,000	4.00%, 09/01/26 (c)	268,588
375,000	4.00%, 09/01/26	423,446
230,000	4.00%, 09/01/26 (c)	248,911
415,000	5.00%, 04/01/18 (c)	417,490
1,040,000	5.00%, 04/01/18 (c)	1,046,313
190,000	5.00%, 09/01/18 (c)	194,028
115,000	5.00%, 09/01/21 (c)	128,042
390,000	5.00%, 09/01/21 (c)	433,228
140,000	5.00%, 09/01/21 (c)	155,208
1,050,000	5.00%, 09/01/21 (c)	1,165,605
355,000	5.00%, 09/01/21 (c)	395,523
40,000	5.00%, 09/01/22 (c)	45,565
245,000	5.00%, 09/01/22 (c)	279,550
655,000	5.00%, 02/01/23 (c)	744,663
10,000	5.00%, 02/01/23 (c)	11,440
75,000	5.00%, 02/01/23 (c)	84,584
1,400,000	5.00%, 04/01/23 (c)	1,604,316
75,000	5.00%, 04/01/23 (c)	85,000
55,000	5.00%, 09/01/23 (c)	63,829
755,000	5.00%, 09/01/23 (c)	876,623
850,000	5.00%, 09/01/23 (c)	989,374
1,065,000	5.00%, 09/01/23 (c)	1,232,897
95,000	5.00%, 09/01/23 (c)	108,628
1,400,000	5.00%, 09/01/23 (c)	1,615,908
250,000	5.00%, 09/01/23 (c)	290,992
125,000	5.00%, 09/01/23 (c)	142,298
250,000	5.00%, 11/01/23 (c)	290,372
30,000	5.00%, 11/01/23 (c)	34,969
1,350,000	5.00%, 12/01/23 (c)	1,555,740
345,000	5.00%, 12/01/23 (c)	402,718
820,000	5.00%, 12/01/23 (c)	958,662
1,000,000	5.00%, 12/01/23 (c)	1,163,110
180,000	5.00%, 12/01/23 (c)	210,222
50,000	5.00%, 12/01/23 (c)	58,365
560,000	5.00%, 12/01/23 (c)	643,692
1,425,000	5.00%, 12/01/23 (c)	1,665,967
1,025,000	5.00%, 12/01/23 (c)	1,197,097
330,000	5.00%, 03/01/24	386,618
100,000	5.00%, 03/01/24	117,157
825,000	5.00%, 05/01/24	969,647
260,000	5.00%, 08/01/24 (c)	300,443
530,000	5.00%, 08/01/24	625,363
265,000	5.00%, 08/01/24 (c)	308,126
1,485,000	5.00%, 08/01/24	1,752,196
25,000	5.00%, 09/01/24	29,535
775,000	5.00%, 10/01/24 (c)	898,380
1,000,000	5.00%, 10/01/24 (c)	1,178,070
1,100,000	5.00%, 10/01/24 (c)	1,295,877
1,125,000	5.00%, 10/01/24 (c)	1,332,236
50,000	5.00%, 10/01/24	59,177
1,085,000	5.00%, 10/01/24 (c)	1,284,868
15,000	5.00%, 10/01/24 (c)	17,753
1,000,000	5.00%, 02/01/25 (c)	1,169,360
20,000	5.00%, 02/01/25 (c)	23,486
25,000	5.00%, 02/01/25 (c)	29,464
1,040,000	5.00%, 02/01/25 (c)	1,212,494
630,000	5.00%, 02/01/25 (c)	726,163
250,000	5.00%, 02/01/25 (c)	289,025
1,300,000	5.00%, 02/01/25 (c)	1,511,978
130,000	5.00%, 03/01/25 (c)	153,743
2,465,000	5.00%, 03/01/25	2,929,431
400,000	5.00%, 03/01/25 (c)	463,112
450,000	5.00%, 03/01/25 (c)	528,322
690,000	5.00%, 03/01/25 (c)	816,022
40,000	5.00%, 03/01/25	47,536
800,000	5.00%, 03/01/25 (c)	943,240
1,250,000	5.00%, 08/01/25 (c)	1,449,462
1,035,000	5.00%, 08/01/25 (c)	1,221,745
185,000	5.00%, 08/01/25 (c)	220,200
1,660,000	5.00%, 08/01/25 (c)	1,953,289
620,000	5.00%, 08/01/25	741,272
75,000	5.00%, 08/01/25 (c)	88,026
1,425,000	5.00%, 08/01/25 (c)	1,661,878
1,300,000	5.00%, 09/01/25 (c)	1,518,257
25,000	5.00%, 09/01/25	29,921
30,000	5.00%, 09/01/25 (c)	35,605
1,305,000	5.00%, 09/01/25 (c)	1,541,844
1,000,000	5.00%, 09/01/25	1,196,820
155,000	5.00%, 08/01/26 (c)	181,011
500,000	5.00%, 08/01/26 (c)	591,800
500,000	5.00%, 08/01/26 (c)	594,315
865,000	5.00%, 08/01/26	1,044,332
485,000	5.00%, 08/01/26 (c)	576,486
600,000	5.00%, 08/01/26 (c)	705,654
150,000	5.00%, 09/01/26 (c)	179,307
1,000,000	5.00%, 09/01/26	1,208,280
390,000	5.00%, 09/01/26 (c)	456,007
1,000,000	5.00%, 09/01/26 (c)	1,190,270
2,000,000	5.00%, 09/01/26 (c)	2,380,540
500,000	5.00%, 09/01/26 (c)	597,690
15,000	5.00%, 09/01/26	18,124
475,000	5.00%, 09/01/26	573,933
2,500,000	5.00%, 09/01/26 (c)	2,944,000
500,000	5.00%, 09/01/26 (c)	590,060
320,000	5.00%, 09/01/26 (c)	377,638
250,000	5.00%, 09/01/26 (c)	296,295
925,000	5.00%, 08/01/27 (c)	1,109,038
1,870,000	5.00%, 08/01/27 (c)	2,252,527
2,000,000	5.00%, 08/01/27 (c)	2,422,260
1,000,000	5.00%, 11/01/27 (c)	1,202,570
2,000,000	5.00%, 11/01/27 (c)	2,428,140
500,000	5.00%, 11/01/27 (c)	596,540
425,000	5.25%, 08/01/25 (c)	504,772
	Stockton Unified School District (GO)
100,000	5.00%, 02/01/26 (c)	115,821
85,000	5.00%, 02/01/26 (c)	99,980
125,000	Sweetwater Union High School District (GO) 5.00%, 08/01/24 (c)	142,508
	Trustees of the California State University, Series A (RB)
250,000	4.00%, 05/01/26 (c)	284,775
775,000	5.00%, 11/01/23 (c)	907,037
50,000	5.00%, 11/01/24	59,736
1,440,000	5.00%, 11/01/24 (c)	1,698,408
270,000	5.00%, 05/01/26 (c)	323,797
790,000	5.00%, 05/01/26 (c)	952,669
750,000	5.00%, 05/01/26 (c)	892,620
125,000	Tuolumne Wind Project Authority (RB) 5.00%, 01/01/27	152,509
	University of California (RB)
225,000	5.00%, 05/15/23 (c)	257,357
100,000	5.00%, 05/15/24	118,675
20,000	5.00%, 05/15/25 (c)	23,500
955,000	5.00%, 05/15/25 (c)	1,116,557
265,000	5.00%, 05/15/25 (c)	316,068
130,000	5.00%, 05/15/25 (c)	154,666
70,000	5.00%, 05/15/25 (c)	83,803
70,000	5.00%, 05/15/25	83,803
10,000	5.00%, 05/15/26 (c)	11,844
100,000	5.25%, 05/15/24 (c)	117,619
	University of California, Series AF (RB)
25,000	5.00%, 05/15/23 (c)	28,975
275,000	5.00%, 05/15/23 (c)	316,478
425,000	5.00%, 05/15/23 (c)	492,809
90,000	5.00%, 05/15/23 (c)	104,803
15,000	5.00%, 05/15/23 (c)	17,467
370,000	5.00%, 05/15/23 (c)	430,858
185,000	5.00%, 05/15/23 (c)	215,429
35,000	Ventura County Community College District (GO) 5.00%, 08/01/25 (c)	41,447
	Ventura County Public Financing Authority, Series A (RB)
370,000	5.00%, 11/01/22 (c)	421,101
195,000	5.00%, 11/01/22 (c)	223,361
	Walnut Energy Center Authority (RB)
180,000	5.00%, 07/01/24 (c)	206,971
45,000	5.00%, 07/01/24 (c)	52,645
35,000	5.00%, 07/01/24 (c)	41,060
	West Basin Municipal Water District, Series A (RB)
65,000	5.00%, 02/01/26 (c)	76,250
110,000	5.00%, 02/01/26 (c)	130,787
100,000	5.00%, 02/01/26 (c)	119,540
	West Contra Costa Unified School District (GO)
20,000	5.00%, 08/01/25 (c)	23,414
95,000	5.00%, 08/01/25 (c)	111,642
55,000	5.00%, 08/01/25 (c)	64,882
500,000	Yosemite Community College District (GO)
	5.00%, 08/01/25 (c)	592,100
		278,587,590
Colorado: 1.1%
540,000	Adams & Arapahoe Joint School District 28J Aurora, Series A (GO) (SAW) 5.00%, 12/01/26 (c)	638,377
250,000	Adams 12 Five Star Schools, Series B (GO) 5.00%, 12/15/26 (c)	299,435
150,000	Adams and Weld County, School District No. 27J (GO) (SAW) 5.00%, 12/01/25 (c)	173,511
155,000	Board of Governors of Colorado State University System (RB) 5.00%, 03/01/33	190,304
	Board of Governors of Colorado State University System, Series A (RB)
460,000	5.00%, 03/01/29	561,715
20,000	5.00%, 03/01/30	24,506
	Board of Governors of Colorado State University System, Series C (RB)
935,000	5.00%, 03/01/28 (c)	1,110,939
500,000	5.00%, 03/01/28 (c)	603,830
95,000	Boulder Larimer and Weld Counties, St. Vrain Valley School District No. Re-1J, Series A 5.00%, 12/15/25 (c)	112,763
1,050,000	Boulder Valley School District No. Re-2 Boulder, Series B (GO) (SAW) 4.00%, 06/01/27 (c)	1,184,053
	City of Aurora, Water Revenue, First Lien (RB)
20,000	5.00%, 08/01/24	23,519
65,000	5.00%, 08/01/25	77,417
115,000	5.00%, 08/01/26 (c)	134,488
45,000	5.00%, 08/01/26 (c)	52,775
	Colorado City, Utilities System, Series A (RB)
100,000	5.00%, 11/15/27 (c)	119,946
110,000	5.00%, 11/15/27 (c)	132,361
100,000	5.00%, 11/15/27 (c)	120,904
160,000	Colorado Health Facilities Authority (RB) 4.00%, 05/15/26 (c)	171,362
545,000	Colorado Health Facilities Authority, Hospital Revenue, Series B (RB) 5.00%, 05/15/26 (c)	627,835
2,120,000	Colorado Health Facilities Authority, Hospital Revenue, Series C (RB) 5.00%, 11/15/26 (p)	2,503,402
	Colorado Higher Education, Series A (CP)
55,000	5.00%, 11/01/24	64,193
115,000	5.00%, 11/01/26	136,960
280,000	Denver City and County School District No. 1 (GO) 5.00%, 12/01/25	334,547
	Garfield Pitkin and Eagle Counties School District No. Re-1 (GO)
565,000	5.00%, 12/15/25 (c)	667,090
940,000	5.00%, 12/15/25 (c)	1,116,504
	Park Creek Metropolitan District, Series A (RB)
560,000	5.00%, 12/01/25 (c)	637,207
250,000	5.00%, 12/01/25 (c)	285,402
100,000	Platte River Power Authority (RB) 5.00%, 06/01/24	116,975
980,000	Regents of the University of Colorado, Series A (RB) 5.00%, 06/01/25 (c)	1,150,304
800,000	Regents of the University of Colorado, Series B (RB) 4.00%, 06/01/24 (c)	878,688
	Regents of the University of Colorado, Series B-1 (RB)
600,000	2.75%, 06/01/26 (c)	591,348
1,000,000	4.00%, 06/01/26 (c)	1,074,720
540,000	4.00%, 06/01/26 (c)	582,833
	Regional Transportation District, Fastracks Project, Series A (RB)
100,000	5.00%, 11/01/22 (c)	113,470
75,000	5.00%, 11/01/27	90,839
25,000	5.00%, 11/01/29	30,698
10,000	Regional Transportation District, Series A (CP) 5.00%, 06/01/23 (c)	11,224
365,000	School District No. 27J of Adams and Weld Counties (GO) (SAW) 4.00%, 12/01/25 (c)	393,729
15,000	University of Colorado, Series A (RB) 5.00%, 06/01/24 (c)	17,643
250,000	University of Colorado, Series A-2 (RB) 5.00%, 06/01/24	293,245
	University of Colorado, Series B (RB)
25,000	5.00%, 06/01/24 (c)	29,228
45,000	5.00%, 06/01/24	52,813
	University of Colorado, Series B-1 (RB)
860,000	2.25%, 06/01/26 (c)	823,897
30,000	5.00%, 06/01/25	35,657
	University of Colorado, Series, Series A-2 (RB)
500,000	4.00%, 06/01/28 (c)	538,585
250,000	5.00%, 06/01/25	297,142
		19,228,383
Connecticut: 2.4%
500,000	Connecticut Housing Finance Authority (RB) 3.20%, 11/15/26 (c)	498,230
260,000	Connecticut Housing Finance Authority, Series A-1 (RB) 2.88%, 05/15/25 (c)	249,532
	Connecticut State Health and Educational Facility Authority, Series A (RB)
1,265,000	5.00%, 07/01/24 (c)	1,436,028
125,000	5.00%, 07/01/24 (c)	143,211
20,000	5.00%, 07/01/24 (c)	23,029
1,195,000	Connecticut State Health and Educational Facility Authority, Yale University Issue, Series A-2 (RB) 2.00%, 07/01/26 (p)	1,157,883
	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB)
550,000	5.00%, 10/01/23 (c)	610,516
120,000	5.00%, 09/01/24 (c)	135,149
25,000	South Central Connecticut Regional Water Authority (RB) 5.00%, 08/01/26 (c)	29,800
400,000	State of Connecticut (GO) 5.00%, 11/15/25 (c)	448,964
	State of Connecticut Clean Water Fund (RB)
125,000	3.13%, 03/01/25 (c)	125,670
20,000	5.00%, 03/01/23 (c)	23,020
15,000	5.00%, 03/01/23 (c)	17,202
20,000	5.00%, 03/01/24	23,481
1,000,000	5.00%, 05/01/27 (c)	1,178,100
	State of Connecticut Special Tax Revenue (RB)
135,000	5.00%, 10/01/23 (c)	148,815
150,000	5.00%, 10/01/23 (c)	164,858
250,000	5.00%, 10/01/23 (c)	279,307
155,000	5.00%, 10/01/23 (c)	172,655
115,000	5.00%, 09/01/24	131,816
295,000	5.00%, 09/01/24	338,138
150,000	5.00%, 09/01/24 (c)	167,792
295,000	5.00%, 09/01/24 (c)	334,509
220,000	5.00%, 09/01/24 (c)	248,758
795,000	5.00%, 08/01/25 (c)	889,716
40,000	5.00%, 08/01/25 (c)	45,768
240,000	5.00%, 08/01/25 (c)	270,127
10,000	5.00%, 08/01/25 (c)	11,442
225,000	5.00%, 08/01/25 (c)	256,471
335,000	5.00%, 09/01/26 (c)	383,712
1,375,000	5.00%, 09/01/26 (c)	1,552,787
10,000	5.00%, 09/01/26	11,585
110,000	State of Connecticut Special Tax Revenue, Series A (RB) 5.00%, 10/01/23 (c)	123,940
	State of Connecticut, Series A (GO)
230,000	3.25%, 03/15/26 (c)	220,671
30,000	5.00%, 10/15/20 (c)	32,273
1,435,000	5.00%, 10/15/23 (c)	1,585,144
1,305,000	5.00%, 10/15/23 (c)	1,435,787
55,000	5.00%, 10/15/23 (c)	61,090
1,210,000	5.00%, 03/01/24 (c)	1,343,572
425,000	5.00%, 03/01/24 (c)	469,676
200,000	5.00%, 03/01/24 (c)	225,034
125,000	5.00%, 03/01/24 (c)	136,690
65,000	5.00%, 03/01/25 (c)	77,247
1,000,000	5.00%, 03/15/25 (c)	1,103,040
630,000	5.00%, 03/15/26 (c)	717,261
1,000,000	5.00%, 04/15/27 (c)	1,133,930
	State of Connecticut, Series B (GO)
100,000	3.00%, 03/01/23 (c)	99,224
30,000	4.00%, 11/15/24 (c)	31,063
465,000	5.00%, 03/01/23 (c)	510,351
400,000	5.00%, 05/15/25	455,076
1,895,000	5.00%, 06/15/25 (c)	2,141,179
290,000	5.00%, 06/15/25 (c)	320,609
1,170,000	5.00%, 05/15/26	1,337,731
	State of Connecticut, Series C (GO)
25,000	5.00%, 07/15/23 (c)	27,053
865,000	5.00%, 07/15/23 (c)	953,239
385,000	5.00%, 07/15/23 (c)	426,526
1,000,000	5.00%, 06/15/25	1,138,410
150,000	State of Connecticut, Series D (GO) 4.00%, 08/15/23 (c)	156,275
	State of Connecticut, Series E (GO)
500,000	4.00%, 09/01/24 (c)	531,185
585,000	4.00%, 09/01/24 (c)	603,784
75,000	4.00%, 09/01/24 (c)	77,275
90,000	4.38%, 08/15/23 (c)	94,625
1,050,000	5.00%, 08/15/23 (c)	1,172,829
25,000	5.00%, 08/15/23 (c)	27,200
205,000	5.00%, 08/15/23 (c)	227,202
	State of Connecticut, Series F (GO)
335,000	3.25%, 11/15/25 (c)	332,719
375,000	5.00%, 11/15/24	426,892
1,300,000	5.00%, 11/15/24 (c)	1,446,692
160,000	5.00%, 11/15/25 (c)	181,472
15,000	5.00%, 11/15/25	17,136
420,000	5.00%, 11/15/25 (c)	467,737
195,000	State of Connecticut, Series G (GO)
	5.00%, 10/15/22 (c)	215,674
	State of Connecticut, Special Tax Revenue, Series A (RB)
120,000	5.00%, 09/01/24 (c)	134,689
245,000	5.00%, 08/01/25 (c)	276,453
335,000	5.00%, 08/01/25 (c)	380,647
260,000	State of Connecticut, Transportation Infrastructure, Series A (RB) 5.00%, 10/01/23 (c)	287,747
	University of Connecticut (RB)
190,000	5.00%, 11/15/22 (c)	213,944
100,000	5.00%, 11/15/22 (c)	112,796
200,000	5.00%, 02/15/25 (c)	224,930
770,000	5.00%, 01/15/26	890,605
380,000	5.00%, 03/15/26 (c)	430,297
745,000	5.00%, 01/15/27 (c)	851,155
1,310,000	5.00%, 01/15/27	1,522,168
	University of Connecticut, Series A (RB)
210,000	3.00%, 03/15/26 (c)	196,455
275,000	5.00%, 02/15/23 (c)	309,837
530,000	5.00%, 08/15/23 (c)	599,271
860,000	5.00%, 02/15/25 (c)	975,945
265,000	5.00%, 03/15/26 (c)	297,852
280,000	5.00%, 03/15/26 (c)	319,864
435,000	5.00%, 03/15/26 (c)	494,582
		42,111,821
Delaware: 0.3%
180,000	Delaware State Health Facilities Authority, Series A (RB) 3.00%, 07/01/27 (c)	171,252
	Delaware Transportation Authority (RB)
80,000	4.00%, 07/01/24	89,126
30,000	4.00%, 07/01/25	33,566
55,000	5.00%, 07/01/24	64,668
20,000	5.00%, 07/01/25	23,811
50,000	5.00%, 07/01/26	60,146
	New Castle County (GO)
250,000	5.00%, 10/01/23	291,570
145,000	5.00%, 10/01/24	172,009
	State of Delaware (GO)
505,000	3.13%, 03/01/27 (c)	502,283
500,000	4.00%, 03/01/27 (c)	553,300
1,000,000	5.00%, 03/01/26	1,205,410
	State of Delaware, Series A (GO)
545,000	2.13%, 03/01/26 (c)	527,832
550,000	5.00%, 08/01/23 (c)	636,735
435,000	5.00%, 03/01/25	518,220
735,000	State of Delaware, Series B (GO)
	5.00%, 07/01/24 (c)	868,557
		5,718,485
District of Columbia: 0.8%
	District of Columbia (GO)
15,000	5.00%, 06/01/24	17,595
45,000	5.00%, 12/01/24	53,231
30,000	5.00%, 06/01/25	35,613
420,000	5.00%, 06/01/25 (c)	487,171
20,000	5.00%, 12/01/25	23,928
130,000	5.00%, 01/15/26 (c)	148,598
30,000	5.00%, 06/01/26 (c)	35,238
60,000	5.00%, 06/01/26 (c)	71,564
10,000	5.00%, 06/01/26	11,986
210,000	5.00%, 06/01/26 (c)	248,042
20,000	5.00%, 12/01/26 (c)	23,592
25,000	5.00%, 12/01/26 (c)	29,490
645,000	5.00%, 04/01/27 (c)	749,909
	District of Columbia, Series A (GO)
1,085,000	5.00%, 06/01/23 (c)	1,245,222
290,000	5.00%, 06/01/26 (c)	337,337
250,000	5.00%, 06/01/26 (c)	291,817
100,000	5.00%, 06/01/27 (c)	117,682
280,000	District of Columbia, Series C (GO) 5.00%, 06/01/24 (c)	322,157
	District of Columbia, Series D (GO)
500,000	4.00%, 06/01/27 (c)	533,695
160,000	5.00%, 12/01/26 (c)	190,536
1,000,000	5.00%, 06/01/27 (c)	1,202,260
1,000,000	5.00%, 06/01/27 (c)	1,182,210
	District of Columbia, Water and Sewer Authority, Subordinated Lien, Series B (RB)
1,000,000	5.00%, 10/01/25 (c)	1,159,730
1,000,000	5.00%, 10/01/25 (c)	1,175,630
80,000	5.00%, 10/01/25 (c)	94,418
1,030,000	5.00%, 04/01/26 (c)	1,198,395
185,000	5.00%, 04/01/26 (c)	215,834
200,000	District of Columbia, Water and Sewer Authority, Subordinated Lien, Series C (RB) 5.00%, 10/01/24 (c)	232,376
330,000	Washington Metropolitan Area Transit Authority, Series A-1 (RB) 5.00%, 07/01/27	398,198
300,000	Washington Metropolitan Area Transit Authority, Series A-2 (RB) 5.00%, 07/01/27 (c)	354,279
	Washington Metropolitan Area Transit Authority, Series B (RB)
1,400,000	5.00%, 07/01/27 (c)	1,646,960
300,000	5.00%, 07/01/27 (c)	355,371
240,000	5.00%, 07/01/27	289,598
		14,479,662
Florida: 4.6%
10,000	Brevard County School District, Series C (CP) 5.00%, 07/01/25 (c)	11,485
275,000	Broward County School Board, Series A (CP) 5.00%, 07/01/25	324,313
	Broward County Water and Sewer Utility Revenue, Series B (RB)
25,000	5.00%, 10/01/22 (c)	28,551
70,000	5.00%, 10/01/22 (c)	79,976
1,490,000	Central Florida Expressway Authority, Senior Lien, Series A (RB) 3.00%, 07/01/26 (c)	1,376,820
	Central Florida Expressway Authority, Series B (RB)
30,000	5.00%, 07/01/25	35,514
95,000	5.00%, 07/01/26	113,635
660,000	City of Cape Coral, Florida Utility Improvement (AGM) (SA) 2.50%, 09/01/24	644,279
175,000	City of Cape Coral, Florida Water & Sewer Revenue (RB) 5.00%, 10/01/27 (c)	206,420
500,000	City of Gainesville FL Utilities System Revenue, Series A (RB) 5.00%, 10/01/27 (c)	587,460
135,000	City of Gainesville, Utilities System Revenue, Series A (RB) 5.00%, 10/01/22 (c)	153,656
	City of Jacksonville (RB)
310,000	3.00%, 10/01/25 (c)	302,944
100,000	3.00%, 10/01/25 (c)	97,041
1,000,000	5.00%, 10/01/24 (c)	1,151,230
515,000	5.00%, 10/01/24 (c)	591,179
50,000	5.00%, 10/01/25 (c)	58,402
70,000	5.00%, 10/01/25	82,669
210,000	5.00%, 10/01/25 (c)	241,660
1,185,000	City of Jacksonville, Better Jacksonville Sales Tax Revenue, Series A (RB) 5.00%, 10/01/25	1,399,473
115,000	City of Jacksonville, Series B (RB) 5.00%, 10/01/24	134,698
	City of Jacksonville, Series C (RB)
200,000	5.00%, 10/01/22 (c)	225,160
100,000	5.00%, 10/01/22 (c)	112,960
765,000	5.00%, 10/01/22 (c)	867,059
450,000	City of Jacksonville, Transportation Revenue (RB) 3.25%, 10/01/25 (c)	444,807
	City of Lakeland, Department of Electric Utilities (RB)
125,000	5.00%, 10/01/23	144,693
500,000	5.00%, 10/01/24	587,340
295,000	5.00%, 04/01/26 (c)	350,106
	City of Lakeland, Lakeland Regional Health System (RB)
500,000	5.00%, 11/15/26 (c)	580,480
40,000	5.00%, 11/15/26	47,032
	City of Orlando, Florida Contract Tourist Development Tax Payments, Series A (RB)
25,000	5.25%, 05/01/24 (c)	29,732
750,000	5.25%, 05/01/24 (c)	891,967
1,015,000	5.25%, 05/01/24 (c)	1,207,129
	City of Port St. Lucie, Utility System Revenue (RB)
500,000	4.00%, 09/01/26 (c)	527,105
585,000	5.00%, 09/01/26 (c)	682,063
	City of Tampa, H. Lee Moffitt Cancer Center Project, Series A (RB)
120,000	4.00%, 09/01/22 (c)	123,674
70,000	5.00%, 09/01/22 (c)	77,368
250,000	County of Miami-Dade, Florida Transit System (RB) 4.00%, 07/01/26 (c)	264,835
370,000	County of Miami-Dade, Water and Sewer System, Series B (RB) 3.00%, 10/01/27 (c)	347,674
115,000	Florida Department of Environmental Protection, Series A (RB) 5.00%, 07/01/25	136,482
	Florida Department of Management Services, Series A (CP)
125,000	5.00%, 08/01/24	146,248
105,000	5.00%, 08/01/25	123,473
1,025,000	5.00%, 09/01/27 (c)	1,240,147
500,000	Florida Higher Educational Facilities Financial Authority (RB) 5.00%, 04/01/26 (c)	559,235
500,000	Florida Housing Finance Corp., Series 1 (RB) 3.25%, 01/01/27 (c)	489,265
	Florida Municipal Power Agency, All-Requirements Power Supply, Series A (RB)
1,555,000	5.00%, 10/01/26 (c)	1,813,907
1,655,000	5.00%, 10/01/26 (c)	1,943,053
270,000	5.00%, 10/01/27	325,307
475,000	Florida Municipal Power Agency, Series A (RB) 3.00%, 10/01/26 (c)	466,607
	Florida State Board of Education, Public Education Capital Outlay, Series B (GO)
680,000	3.00%, 06/01/24 (c)	690,594
280,000	4.00%, 06/01/22 (c)	303,478
	Florida State Board of Education, Public Education Capital Outlay, Series C (GO)
35,000	3.00%, 06/01/22 (c)	35,126
640,000	3.00%, 06/01/24 (c)	639,283
570,000	4.00%, 06/01/22 (c)	616,808
1,000,000	Florida State Department of Transportation, Turnpike Enterprise, Series A (RB) 5.00%, 07/01/25 (c)	1,180,810
	Florida’s Turnpike Enterprise, Series B (RB)
245,000	5.00%, 07/01/25 (c)	287,297
40,000	5.00%, 07/01/25 (c)	47,143
110,000	5.00%, 07/01/25 (c)	129,889
1,130,000	Halifax Hospital Medical Center, Daytona Beach (RB) 3.38%, 06/01/26 (c)	1,092,744
	Hernando County School District, Series A (CP) (AGM)
450,000	3.00%, 07/01/26 (c)	422,032
450,000	3.00%, 07/01/26 (c)	424,021
45,000	Hillsborough County (RB) 5.00%, 11/01/24	52,308
125,000	Hillsborough County, Industrial Development Authority Hospital Revenue, Series A (RB) 3.50%, 10/01/23 (c)	127,634
	JEA Electric System Revenue, Series A (RB) (AMBAC)
5,000	5.00%, 10/01/23 (c)	5,710
35,000	5.00%, 10/01/23 (c)	39,732
15,000	5.00%, 10/01/23 (c)	17,415
60,000	5.00%, 10/01/23 (c)	69,662
	JEA Electric System Revenue, Series B (RB)
250,000	5.00%, 10/01/27 (c)	296,975
1,750,000	5.00%, 10/01/27 (c)	2,087,015
	JEA Electric System Revenue, Series C (RB) (AMBAC)
5,000	5.00%, 04/01/23 (c)	5,661
5,000	5.00%, 04/01/23 (c)	5,751
15,000	JEA Water & Sewer System Revenue, Series A (RB) 5.00%, 04/01/24 (c)	17,635
15,000	JEA Water & Sewer System Revenue, Series B (RB) (AMBAC) 5.00%, 04/01/24 (c)	17,550
100,000	Lee County, Florida Transportation Facilities (RB) (AGM) 5.00%, 10/01/24 (c)	116,054
160,000	Manatee County School District (RB) (AGM) 5.00%, 04/01/27 (c)	187,707
	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series A (TA)
1,375,000	5.00%, 02/01/24 (c)	1,579,380
1,025,000	5.00%, 02/01/24 (c)	1,176,731
1,000,000	5.00%, 02/01/24 (c)	1,140,220
1,250,000	5.00%, 02/01/24 (c)	1,447,925
640,000	5.00%, 02/01/24 (c)	739,002
145,000	5.00%, 02/01/24 (c)	166,991
	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series B (TA)
85,000	5.00%, 02/01/24 (c)	96,818
430,000	5.00%, 02/01/24	497,824
	Miami-Dade County (RB)
400,000	0.00%, 10/01/26 (c) ^	217,336
845,000	0.00%, 10/01/26 (c) ^	480,323
90,000	5.00%, 07/01/20 (c)	96,905
100,000	5.00%, 07/01/23	115,208
75,000	5.00%, 06/01/25	87,814
25,000	5.00%, 07/01/25	29,595
135,000	5.00%, 10/01/26	159,525
310,000	5.00%, 10/01/26 (c)	361,097
	Miami-Dade County, Aviation Revenue, Series A (RB)
40,000	5.00%, 10/01/26 (c)	46,895
750,000	5.00%, 10/01/26 (c)	867,382
50,000	5.00%, 10/01/26 (c)	59,126
1,060,000	5.00%, 10/01/26 (c)	1,248,076
	Miami-Dade County, Aviation Revenue, Series B (RB)
15,000	5.00%, 10/01/22 (c)	16,908
20,000	5.00%, 10/01/24 (c)	23,278
	Miami-Dade County, Building Better Communities Program, Series A (GO)
200,000	5.00%, 07/01/25	236,760
100,000	5.00%, 07/01/25 (c)	116,453
280,000	5.00%, 07/01/26 (c)	324,293
1,000,000	5.00%, 07/01/26 (c)	1,172,060
	Miami-Dade County, Building Better Communities Program, Series B (GO)
485,000	3.00%, 07/01/24 (c)	482,502
555,000	4.00%, 07/01/24 (c)	599,600
1,525,000	4.00%, 07/01/24 (c)	1,639,146
100,000	5.00%, 07/01/24 (c)	117,447
	Miami-Dade County, Capital Asset Acquisition, Series B (RB)
1,125,000	5.00%, 04/01/26 (c)	1,311,615
500,000	5.00%, 04/01/26 (c)	585,735
1,000,000	Miami-Dade County, Educational Facilities Authority, Series A (RB)
	5.00%, 04/01/25 (c)	1,141,870
	Miami-Dade County, Expressway Authority Toll System, Series A (RB)
25,000	5.00%, 07/01/26 (c)	28,653
55,000	5.00%, 07/01/26 (c)	63,656
	Miami-Dade County, Expressway Authority Toll System, Series B (RB)
30,000	5.00%, 07/01/23	34,446
120,000	5.00%, 07/01/24 (c)	139,526
100,000	5.00%, 07/01/24 (c)	115,305
405,000	5.00%, 07/01/24	471,691
	Miami-Dade County, Florida Subordinate Special Obligation, Series A (RB)
1,100,000	5.00%, 10/01/22 (c)	1,244,650
85,000	5.00%, 10/01/22 (c)	96,299
	Miami-Dade County, Florida Transit System (RB)
355,000	3.25%, 07/01/22 (c)	360,254
105,000	3.38%, 07/01/22 (c)	106,832
300,000	Miami-Dade County, Seaport Revenue, Series A (RB)
	5.50%, 10/01/23 (c)	343,833
270,000	Miami-Dade County, Series A (RB)
	5.00%, 10/01/22 (c)	304,606
	Miami-Dade County, Water and Sewer System (RB)
975,000	5.00%, 10/01/24	1,143,334
270,000	5.00%, 10/01/25	320,320
100,000	Miami-Dade County, Water and Sewer System, Series B (RB) 5.25%, 10/01/23 (c)	115,521
1,020,000	Orange County Health Facilities Authority (RB) 5.00%, 08/01/23 (c)	1,137,025
1,900,000	Orange County School Board, Series C (CP) 5.00%, 08/01/26 (c)	2,201,682
	Orange County School Board, Series D (CP)
165,000	5.00%, 08/01/25 (c)	190,359
80,000	5.00%, 08/01/25 (c)	92,707
420,000	Orange County, Tourist Development Tax (RB) 5.00%, 10/01/30	517,931
40,000	Orange County, Tourist Development Tax Revenue (RB) 5.00%, 10/01/25 (c)	47,240
	Orlando & Orange County Expressway Authority (RB)
70,000	5.00%, 07/01/22 (c)	78,987
25,000	5.00%, 07/01/23 (c)	28,458
25,000	5.00%, 07/01/23 (c)	28,119
205,000	5.00%, 07/01/23 (c)	230,795
100,000	Orlando & Orange County Expressway Authority, Series A (RB) 5.00%, 07/01/23 (c)	112,153
165,000	Orlando & Orange County Expressway Authority, Series B (RB) (AGM) 5.00%, 07/01/23 (c)	188,093
	Orlando Utilities Commission, Series A (RB)
1,190,000	5.00%, 10/01/24	1,405,152
55,000	5.00%, 04/01/25 (c)	63,575
50,000	5.00%, 10/01/25	59,706
10,000	Palm Beach County Health Facilities Authority, Act Retirement - Life Communities, Inc., Obligated Group (RB) 5.00%, 11/15/26 (c)	11,320
	Palm Beach County School District (CP)
70,000	5.00%, 08/01/25 (c)	81,584
70,000	5.00%, 08/01/25	82,420
435,000	Palm Beach County, Public Improvement (RB) 5.00%, 06/01/22 (c)	491,376
	Reedy Creek Improvement District (GO)
15,000	5.00%, 06/01/23 (c)	17,215
75,000	5.00%, 06/01/26 (c)	87,061
175,000	Reedy Creek Improvement District, Series A (GO) 5.00%, 06/01/27 (c)	206,729
85,000	Regents of the University of California, Medical Center Pooled Revenue, Series L (GO) 5.25%, 06/01/23 (c)	97,832
125,000	School Board of Miami-Dade County (GO) 3.25%, 03/15/27 (c)	125,488
	School Board of Miami-Dade County, Series A (CP)
35,000	5.00%, 05/01/25 (c)	39,772
40,000	5.00%, 05/01/25 (c)	46,417
170,000	5.00%, 05/01/25	198,128
570,000	School Board of Miami-Dade County, Series B (CP) (AGM) 5.00%, 05/01/25 (c)	657,774
	School Board of Miami-Dade County, Series C (CP)
795,000	3.25%, 02/01/21 (c)	795,000
265,000	3.25%, 02/01/21 (c)	265,376
40,000	5.00%, 02/01/26 (c)	45,407
	School Board of Miami-Dade County, Series D (CP)
130,000	4.00%, 02/01/26 (c)	137,381
120,000	5.00%, 02/01/24	137,474
265,000	5.00%, 11/01/24 (c)	305,889
130,000	5.00%, 02/01/25	150,835
80,000	5.00%, 02/01/26	93,657
250,000	5.00%, 02/01/26 (c)	290,330
200,000	School District of Broward County, Series A (CP) 5.00%, 07/01/26 (c)	231,638
400,000	South Broward Hospital District, South Broward Hospital District (RB) 5.00%, 05/01/26 (c)	465,128
400,000	South Florida Water Management District (CP) 3.00%, 04/01/26 (c)	391,192
1,000,000	South Miami Health Facilities Authority (RB) 5.00%, 08/15/27 (c)	1,152,240
500,000	St. Johns River Power Park, Issue 3, Series 7 (RB) 3.00%, 10/01/19 (c)	505,180
20,000	St. Lucie County School Board (CP) 3.25%, 07/01/23 (c)	20,348
	State of Florida, Board of Education, Lottery Revenue, Series A (RB)
15,000	5.00%, 07/01/23	17,356
210,000	5.00%, 07/01/23 (c)	242,170
140,000	5.00%, 07/01/24	164,702
100,000	5.00%, 07/01/25	119,131
145,000	5.00%, 07/01/26	174,545
1,015,000	State of Florida, Board of Education, Lottery Revenue, Series B (RB) 5.00%, 07/01/25	1,209,180
	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series A (GO)
555,000	3.00%, 07/01/27 (c)	556,804
1,275,000	5.00%, 06/01/24 (c)	1,495,549
	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series B (GO)
10,000	3.00%, 06/01/24 (c)	10,197
115,000	5.00%, 06/01/22 (c)	129,904
60,000	5.00%, 06/01/22 (c)	67,616
25,000	5.00%, 06/01/24 (c)	29,325
25,000	5.00%, 06/01/24	29,406
	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series C (GO)
500,000	3.00%, 06/01/24 (c)	499,440
250,000	3.00%, 06/01/24 (c)	250,568
55,000	4.00%, 06/01/22 (c)	59,612
500,000	4.00%, 06/01/26 (c)	545,455
1,000,000	4.00%, 06/01/26 (c)	1,079,320
20,000	5.00%, 06/01/23 (c)	22,997
115,000	5.00%, 06/01/23 (c)	132,421
125,000	5.00%, 06/01/23 (c)	143,595
20,000	5.00%, 06/01/24 (c)	23,460
	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series D (GO)
20,000	4.00%, 06/01/26	22,499
60,000	5.00%, 06/01/25	71,539
10,000	5.00%, 06/01/26 (c)	11,911
	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series E (GO)
1,070,000	2.38%, 06/01/26 (c)	970,554
500,000	3.00%, 06/01/25 (c)	499,475
200,000	4.00%, 06/01/25 (c)	217,320
65,000	5.00%, 06/01/24	76,455
20,000	5.00%, 06/01/25	23,846
90,000	5.00%, 06/01/26	108,551
	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series F (GO)
50,000	5.00%, 06/01/24	58,812
55,000	5.00%, 06/01/25 (c)	64,923
35,000	5.00%, 06/01/25 (c)	41,366
35,000	5.00%, 06/01/26 (c)	41,687
	State of Florida, Department of Transportation, Series A (RB)
30,000	3.00%, 07/01/22 (c)	29,692
600,000	3.00%, 07/01/27 (c)	580,284
40,000	5.00%, 07/01/26	48,150
40,000	5.00%, 07/01/26 (c)	48,150
	State of Florida, Department of Transportation, Series B (RB)
555,000	2.63%, 07/01/25 (c)	549,272
165,000	5.00%, 07/01/24	194,220
	Tampa Bay Water (RB)
35,000	5.00%, 10/01/25 (c)	41,523
15,000	5.00%, 10/01/25	17,958
1,500,000	Tampa-Hillsborough County Expressway Authority, Series A (RB) 4.00%, 07/01/22 (c)	1,599,270
10,000	Tohopekaliga Water Authority (RB) 5.00%, 10/01/23	11,587
	Volusia County School Board (CP)
100,000	5.00%, 08/01/24 (c)	117,064
15,000	5.00%, 08/01/24 (c)	17,589
		80,541,736
Georgia: 2.0%
	Atlanta Airport Passenger Facility, Series A (RB)
275,000	5.00%, 01/01/24 (c)	315,667
405,000	5.00%, 01/01/24 (c)	466,341
420,000	Augusta GA Water & Sewerage Revenue (RB) 3.00%, 10/01/27 (c)	415,183
	City of Atlanta Department of Aviation, Series A (RB)
60,000	5.00%, 01/01/24 (c)	68,980
40,000	5.00%, 01/01/24 (c)	46,250
125,000	City of Atlanta GA Water & Wastewater Revenue (RB) 5.00%, 05/01/25 (c)	146,588
1,000,000	City of Atlanta, Airport Passenger Facility Charge, Subordinate Lien, Series A (RB) 5.00%, 01/01/24 (c)	1,144,910
	City of Atlanta, Public Improvement (GO)
380,000	4.50%, 12/01/24 (c)	430,244
25,000	4.88%, 12/01/24 (c)	29,202
330,000	5.00%, 12/01/24 (c)	383,523
	City of Atlanta, Water and Wastewater Revenue (RB)
1,385,000	5.00%, 05/01/25 (c)	1,603,221
1,765,000	5.00%, 05/01/25 (c)	2,036,792
45,000	5.00%, 05/01/25 (c)	53,001
30,000	5.00%, 05/01/25 (c)	34,791
345,000	City of Atlanta, Water and Wastewater Revenue, Series B (RB) 5.25%, 11/01/23 (c)	399,286
1,040,000	City of Austin, Water and Wastewater System Revenue (RB) 5.00%, 05/01/25 (c)	1,213,576
250,000	Clarke County Hospital Authority, Series A (RB) 5.00%, 07/01/26 (c)	289,142
750,000	Cobb County Kennestone Hospital Authority, Series A (RB) 5.00%, 04/01/27 (c)	852,780
25,000	Forsyth County (GO) 5.00%, 03/01/25 (c)	29,548
565,000	Georgia Housing and Finance Authority, Single Family Mortgage, Series A (RB) 3.45%, 12/01/22 (c)	573,283
	Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB)
700,000	2.90%, 12/01/25 (c)	695,247
285,000	3.00%, 06/01/24 (c)	284,430
	Henry County School District (GO) (SAW)
15,000	5.00%, 08/01/25	17,831
95,000	5.00%, 08/01/26	114,451
60,000	Metropolitan Atlanta Rapid Transit Authority, Refunding Series A (RB) 5.00%, 07/01/22 (c)	68,275
	Metropolitan Atlanta Rapid Transit Authority, Refunding Series B (RB)
1,300,000	5.00%, 07/01/26 (c)	1,534,390
30,000	5.00%, 07/01/26 (c)	35,509
	Metropolitan Atlanta Rapid Transit Authority, Refunding Series C (RB)
485,000	5.00%, 07/01/26 (c)	578,508
235,000	5.00%, 07/01/26 (c)	280,703
420,000	5.00%, 07/01/26	504,869
500,000	Municipal Electric Authority of Georgia, Combined Cycle Project, Series A (RB) 5.00%, 11/01/22	564,450
415,000	Municipal Electric Authority of Georgia, Power Revenue, Series GG (RB) 5.00%, 01/01/23 (c)	469,867
	Municipal Electric Authority of Georgia, Series A (RB)
110,000	5.00%, 01/01/25 (c)	125,931
200,000	5.00%, 07/01/26 (c)	231,314
1,055,000	5.00%, 07/01/26 (c)	1,225,319
	Richmond County Hospital Authority, University Health Services, Inc. Project (RB)
275,000	3.00%, 07/01/26 (c)	260,351
185,000	5.00%, 07/01/26 (c)	216,376
35,000	5.00%, 07/01/26 (c)	39,983
	State of Georgia, Series A (GO)
985,000	2.50%, 02/01/26 (c)	881,388
65,000	3.00%, 07/01/22 (c)	66,213
1,000,000	3.00%, 02/01/24 (c)	1,020,400
3,600,000	5.00%, 02/01/25	4,273,524
2,030,000	5.00%, 02/01/26 (c)	2,434,863
2,000,000	5.00%, 02/01/26 (c)	2,379,540
	State of Georgia, Series C (GO)
100,000	4.00%, 10/01/22 (c)	109,375
1,200,000	5.00%, 07/01/25	1,434,108
	State of Georgia, Series C-1 (GO)
2,100,000	4.00%, 07/01/25	2,366,427
1,010,000	5.00%, 02/01/26	1,213,889
20,000	State of Georgia, Series D (GO) 5.00%, 02/01/23 (c)	22,963
1,000,000	State of Georgia, Series E (GO) 5.00%, 12/01/24	1,187,810
40,000	State of Georgia, Series I (GO) 4.00%, 11/01/21 (c)	42,858
		35,213,470
Hawaii: 1.5%
65,000	Hawaii County, Series A (GO) 5.00%, 03/01/26 (c)	75,941
35,000	Honolulu City and County, Board of Water Supply, Series A (RB) 5.00%, 07/01/24 (c)	40,447
	Honolulu City and County, Series A (GO)
390,000	5.00%, 11/01/22 (c)	446,148
575,000	5.00%, 11/01/22 (c)	657,783
1,350,000	5.00%, 10/01/25 (c)	1,584,022
	Honolulu City and County, Series B (GO)
10,000	5.00%, 10/01/25 (c)	11,696
760,000	5.00%, 10/01/25 (c)	895,804
1,000,000	5.00%, 10/01/25 (c)	1,183,290
1,000,000	Honolulu City and County, Series C (GO) 5.00%, 10/01/29	1,238,960
1,015,000	Honolulu City and County, Wastewater System Revenue, Series A (RB) 5.00%, 07/01/26 (c)	1,185,479
5,750,000	Honolulu City and County, Wastewater System Revenue, Series B (RB) 4.00%, 07/01/26 (c)	6,152,557
	State of Hawaii (GO)
25,000	5.00%, 08/01/24 (c)	28,743
65,000	5.00%, 10/01/24	76,222
110,000	5.00%, 10/01/24	128,992
10,000	5.00%, 10/01/25	11,864
25,000	5.00%, 10/01/25	29,659
15,000	5.00%, 10/01/26 (c)	17,904
160,000	5.00%, 10/01/26	191,670
500,000	5.00%, 10/01/27 (c)	596,760
500,000	5.00%, 10/01/27 (c)	599,580
	State of Hawaii (RB)
250,000	5.00%, 07/01/24 (c)	287,300
285,000	5.00%, 07/01/26 (c)	335,679
60,000	5.00%, 07/01/26 (c)	71,417
	State of Hawaii, Series EO (GO)
3,400,000	5.00%, 08/01/24 (c)	3,984,664
3,295,000	5.00%, 08/01/24 (c)	3,824,737
105,000	State of Hawaii, Series EY (GO) 5.00%, 10/01/25 (c)	124,165
500,000	State of Hawaii, Series EZ (GO) 5.00%, 10/01/25 (c)	593,185
200,000	State of Hawaii, Series FB (GO) 4.00%, 04/01/26 (c)	220,008
800,000	State of Hawaii, Series FK (GO) 5.00%, 05/01/27 (c)	939,632
	University of Hawaii (RB)
275,000	5.00%, 10/01/26 (c)	323,328
240,000	5.00%, 10/01/26 (c)	281,167
		26,138,803
Idaho: 0.0%
500,000	Ada & Boise Counties Independent School District Boise City (GO) 5.00%, 02/01/27 (c)	593,510
115,000	Idaho Health Facilities Authority- Series ID (RB) 5.00%, 06/01/22 (c)	127,475
		720,985
Illinois: 4.8%
	Board of Trustees of the University of Illinois, Series A (RB)
1,155,000	4.00%, 04/01/23 (c)	1,184,764
1,000,000	5.00%, 04/01/23 (c)	1,104,040
	Chicago Midway International Airport, Second Lien, Series B (RB)
70,000	5.00%, 01/01/23 (c)	78,560
1,750,000	5.00%, 01/01/24 (c)	1,983,940
	Chicago O’Hare International Airport, Senior Lien, Series B (RB)
510,000	5.00%, 01/01/23 (c)	574,637
550,000	5.00%, 01/01/25 (c)	626,307
475,000	5.00%, 01/01/25 (c)	536,755
580,000	5.00%, 01/01/25 (c)	651,543
360,000	5.00%, 01/01/27 (c)	415,634
2,500,000	5.25%, 01/01/23 (c)	2,812,300
600,000	Chicago O’Hare International Airport, Senior Lien, Series D (RB) 5.00%, 01/01/23 (c)	676,044
	Chicago O’Hare International Airport, Series B (RB)
135,000	5.00%, 01/01/25 (c)	152,011
30,000	5.00%, 01/01/25 (c)	34,021
235,000	5.00%, 01/01/25 (c)	270,957
525,000	Chicago O’Hare International Airport, Series C (RB) 5.00%, 01/01/26	619,941
25,000	Chicago O’Hare International Airport, Series E (RB) 5.00%, 01/01/25	29,222
55,000	Chicago Park District, Series B (GO) 5.00%, 01/01/24	62,482
500,000	Chicago Transit Authority (RB) 5.00%, 06/01/26	573,605
100,000	City of Chicago, Board of Education Dedicated Capital Improvement Tax (ST) 5.75%, 04/01/27 (c)	116,142
	City of Chicago, Motor Fuel Tax Revenue (RB) (AGM)
765,000	5.00%, 01/01/24 (c)	825,917
150,000	5.00%, 01/01/24 (c)	162,530
750,000	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO) 5.50%, 01/01/25 (c)	816,870
	City of Chicago, Series A (GO)
910,000	5.00%, 01/01/24 (c)	978,796
1,260,000	5.25%, 01/01/24 (c)	1,369,822
1,160,000	5.25%, 01/01/24 (c)	1,252,765
800,000	5.63%, 01/01/27 (c)	901,752
1,710,000	5.63%, 01/01/27 (c)	1,942,645
125,000	City of Chicago, Wastewater Transmission Revenue (RB) 5.00%, 01/01/24 (c)	138,453
	City of Chicago, Wastewater Transmission Revenue, Second Lien (RB)
1,315,000	5.00%, 01/01/24 (c)	1,479,270
270,000	5.00%, 01/01/24 (c)	303,569
	City of Chicago, Water Revenue, Second Lien (RB)
250,000	3.15%, 11/01/24	256,890
120,000	5.00%, 11/01/24 (c)	134,634
	City of Chicago, Water Revenue, Second Lien, Series A-1 (RB)
205,000	5.00%, 11/01/26 (c)	230,123
420,000	5.00%, 11/01/26 (c)	473,844
	City of Chicago, Waterworks Revenue, Second Lien (RB)
475,000	4.00%, 11/01/24 (c)	483,417
70,000	5.00%, 11/01/22 (c)	77,752
135,000	5.00%, 11/01/22 (c)	149,568
55,000	5.00%, 11/01/24 (c)	62,499
655,000	5.00%, 11/01/24 (c)	741,290
995,000	5.00%, 11/01/27 (c)	1,141,215
	City of Springfield, Electric Revenue, Senior Lien (RB)
245,000	5.00%, 03/01/24	280,238
390,000	5.00%, 03/01/25 (c)	437,299
15,000	5.00%, 03/01/25 (c)	16,708
335,000	5.00%, 03/01/25 (c)	381,341
100,000	5.00%, 03/01/25	114,800
475,000	5.00%, 03/01/25 (c)	543,324
	Cook County Community College District No. 508 (GO)
505,000	5.00%, 12/01/23 (c)	526,205
500,000	5.25%, 12/01/23 (c)	543,290
225,000	Cook County, Series A (GO) 5.00%, 11/15/26 (c)	255,427
	Cook County, Series C (GO)
230,000	5.00%, 11/15/22 (c)	255,121
165,000	5.00%, 11/15/22 (c)	184,520
75,000	Illinois Finance Authority, Advocate Care Network, Series A (RB) 5.00%, 06/01/23 (c)	85,418
195,000	Illinois Finance Authority, Advocate Health Care Network (RB) 5.00%, 08/01/24 (c)	218,847
225,000	Illinois Finance Authority, Advocate Health Care Network, Series A (RB) 5.00%, 08/01/24 (c)	258,104
	Illinois Finance Authority, Clean Water Initiative (RB)
230,000	4.00%, 07/01/25	256,675
165,000	4.00%, 01/01/26 (c)	176,063
100,000	4.00%, 01/01/26 (c)	110,406
155,000	5.00%, 01/01/24	179,687
135,000	5.00%, 01/01/26	160,481
45,000	5.00%, 01/01/26 (c)	52,714
125,000	5.00%, 01/01/26 (c)	145,845
400,000	5.00%, 01/01/27 (c)	477,340
	Illinois Finance Authority, Mercy Health Corp. (RB)
20,000	4.00%, 06/01/26 (c)	20,585
1,000,000	4.00%, 06/01/26 (c)	1,025,630
50,000	4.00%, 06/01/26 (c)	51,609
290,000	5.00%, 12/01/25	331,067
250,000	5.00%, 06/01/26 (c)	277,075
85,000	5.00%, 06/01/26 (c)	96,373
260,000	Illinois Finance Authority, Northwestern University (RB) 5.00%, 12/01/28	319,667
985,000	Illinois Finance Authority, Presence Health Network, Series C (RB) 4.00%, 02/15/27 (c)	1,002,957
105,000	Illinois Finance Authority, Rush University Medical Center Obligated Group (RB) 5.00%, 05/15/25 (c)	118,721
	Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A (RB)
100,000	5.00%, 05/15/25 (c)	112,163
195,000	5.00%, 05/15/25 (c)	223,090
190,000	Illinois Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/24 (c)	222,289
500,000	Illinois Housing Development Authority, Series B (RB) 3.45%, 04/01/27 (c)	492,240
170,000	Illinois Municipal Electric Agency, Power Supply System, Series A (RB) 5.00%, 08/01/25 (c)	195,507
	Illinois State Toll Highway Authority, Series A (RB)
290,000	4.00%, 01/01/26 (c)	305,686
470,000	5.00%, 01/01/23 (c)	531,669
200,000	5.00%, 01/01/26 (c)	228,744
425,000	5.00%, 01/01/26 (c)	485,116
500,000	5.00%, 01/01/28 (c)	581,930
205,000	Illinois State Toll Highway Authority, Series B (RB) 5.00%, 01/01/24 (c)	235,805
	Illinois State Toll Highway Authority, Series C (RB)
500,000	5.00%, 01/01/25 (c)	565,340
100,000	5.00%, 01/01/25 (c)	114,619
35,000	Illinois State Toll Highway Authority, Series D (RB) 5.00%, 01/01/24	40,427
75,000	Kane McHenry Cook and De Kalb Counties, Unit School District No. 300 (GO) 5.00%, 01/01/25 (c)	86,270
40,000	Kane, Cook, and Dupage Counties, School District No. U-46, Series A (GO) 5.00%, 01/01/24 (c)	45,371
	Kane, Cook, and Dupage Counties, School District No. U-46, Series D (GO)
190,000	5.00%, 01/01/24 (c)	215,958
350,000	5.00%, 01/01/24 (c)	397,201
225,000	5.00%, 01/01/24 (c)	258,408
1,190,000	5.00%, 01/01/24 (c)	1,357,504
60,000	McHenry County Conservation District (GO) 5.00%, 02/01/25 (c)	69,325
190,000	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) 5.00%, 06/15/22 (c)	204,719
	Metropolitan Water Reclamation District of Greater Chicago (GO)
320,000	5.00%, 12/01/24	372,778
295,000	5.00%, 12/01/26 (c)	342,448
340,000	5.00%, 12/01/26	401,941
	Northern Illinois Municipal Power Agency (RB)
1,000,000	4.00%, 12/01/26 (c)	1,036,120
60,000	5.00%, 12/01/24	69,363
30,000	5.00%, 12/01/25	34,817
1,260,000	Railsplitter Tobacco Settlement Authority (RB) 5.00%, 06/01/26 (c)	1,453,523
	Regional Transportation Authority of Illinois, Series A (RB)
500,000	5.00%, 07/01/25	581,900
500,000	5.00%, 07/01/27 (c)	583,260
	Sales Tax Securitization Corp., Series A (RB)
250,000	5.00%, 01/01/28 (c)	290,997
250,000	5.00%, 01/01/28 (c)	289,842
1,270,000	5.00%, 01/01/28 (c)	1,501,940
2,000,000	5.00%, 01/01/28 (c)	2,353,920
	State of Illinois (RB)
420,000	3.00%, 06/15/26 (c)	377,244
1,655,000	3.00%, 06/15/26 (c)	1,512,935
160,000	3.00%, 06/15/26 (c)	142,203
2,410,000	3.50%, 06/01/26 (c)	2,197,799
1,120,000	3.50%, 06/01/26 (c)	999,230
435,000	4.00%, 01/01/26 (c)	422,998
1,675,000	4.00%, 06/01/26 (c)	1,621,584
515,000	4.00%, 06/01/26 (c)	491,155
750,000	4.13%, 11/01/26 (c)	728,850
560,000	4.50%, 02/01/24 (c)	570,606
85,000	5.00%, 06/15/23 (c)	95,340
510,000	5.00%, 06/15/23 (c)	574,770
80,000	5.00%, 06/15/23 (c)	90,504
1,535,000	5.00%, 02/01/24 (c)	1,638,045
615,000	5.00%, 04/01/24 (c)	649,305
960,000	5.00%, 04/01/24 (c)	1,002,864
310,000	5.00%, 05/01/24	330,141
280,000	5.00%, 05/01/24 (c)	299,317
35,000	5.00%, 05/01/24 (c)	37,214
1,080,000	5.00%, 01/01/26	1,150,351
1,025,000	5.00%, 01/01/26 (c)	1,078,279
185,000	5.00%, 01/01/26 (c)	196,407
1,050,000	5.00%, 06/01/26 (c)	1,117,588
250,000	5.00%, 06/15/26 (c)	287,955
940,000	5.00%, 02/01/27	1,003,121
1,500,000	5.25%, 07/01/23 (c)	1,592,655
1,000,000	5.25%, 07/01/23 (c)	1,065,280
700,000	5.25%, 07/01/23 (c)	736,967
500,000	5.25%, 02/01/24 (c)	526,495
375,000	5.50%, 07/01/23 (c)	411,491
1,390,000	5.50%, 07/01/23 (c)	1,502,479
395,000	5.50%, 07/01/23 (c)	429,377
500,000	State of Illinois, Junior Obligation Tax-Exempt, Series D (RB) 5.00%, 06/15/26 (c)	569,545
160,000	State of Illinois, Series A (RB) 3.00%, 06/15/26 (c)	142,203
	State of Illinois, Series D (GO)
3,000,000	5.00%, 11/01/25	3,210,360
2,500,000	5.00%, 11/01/27 (c)	2,670,850
	University of Illinois (RB)
65,000	3.25%, 04/01/23 (c)	63,566
20,000	4.00%, 04/01/23 (c)	20,649
30,000	4.00%, 04/01/25 (c)	30,884
15,000	5.00%, 04/01/23 (c)	16,729
		83,217,628
Indiana: 0.8%
585,000	Ball State University, Series R (RB) 5.00%, 07/01/27	697,788
500,000	Carmel City, Indiana Redevelopment Authority, Series A (RB) 2.63%, 08/01/22 (c)	500,315
15,000	Carmel Local Public Improvement Bond Bank (RB) 5.00%, 07/15/26 (c)	17,444
55,000	Carmel Redevelopment Authority, Series A (RB) 4.00%, 08/01/22 (c)	57,795
	Indiana Finance Authority (RB)
70,000	5.00%, 12/01/24	82,755
35,000	5.00%, 02/01/25	41,448
90,000	5.00%, 02/01/26	107,877
130,000	5.00%, 02/01/26 (c)	155,506
160,000	5.00%, 08/01/26 (c)	192,898
110,000	5.00%, 12/01/26 (c)	132,149
385,000	5.00%, 06/01/28	470,963
3,015,000	5.00%, 06/01/29	3,704,470
	Indiana Finance Authority, Series C (RB)
1,060,000	5.00%, 12/01/26 (c)	1,266,000
610,000	5.00%, 02/01/28 (c)	742,956
1,000,000	5.00%, 02/01/28 (c)	1,223,900
1,000,000	Indiana Finance Authority, Series E (RB) 5.00%, 08/01/26 (c)	1,187,790
340,000	Indiana Housing and Community Development Authority, Single Family Mortgage, Series A-1 (RB) 2.85%, 07/01/25 (c)	337,742
	Indiana Municipal Power Agency (RB)
20,000	5.00%, 01/01/25	23,336
205,000	5.00%, 07/01/26 (c)	242,812
1,050,000	5.00%, 07/01/26 (c)	1,211,017
	Indiana Municipal Power Agency, Series A (RB)
50,000	5.00%, 01/01/25 (c)	57,616
250,000	5.00%, 01/01/28 (c)	292,130
15,000	Indiana University, Series W-2 (RB) 5.00%, 08/01/24 (c)	17,689
10,000	IPS Multi-School Building Corp. (RB) 5.00%, 01/15/25 (c)	11,691
220,000	Purdue University, Series CC (RB) 5.00%, 07/01/25	261,096
185,000	Trustees of the Indiana State University, Series A (RB) 5.00%, 06/01/26 (c)	221,580
140,000	Zionsville Community Schools Building Corp., Series B (RB) 3.00%, 07/15/24 (c)	141,147
		13,399,910
Iowa: 0.2%
	Iowa Finance Authority (RB)
130,000	4.00%, 07/01/23 (c)	139,094
1,000,000	5.00%, 08/01/27 (c)	1,215,850
1,000,000	5.00%, 08/01/27 (c)	1,198,960
	State of Iowa, Ijobs Program, Series A (RB)
35,000	5.00%, 06/01/24	40,941
110,000	5.00%, 06/01/26 (c)	129,836
65,000	5.00%, 06/01/26 (c)	77,097
130,000	State of Iowa, Prison Infrastructure Fund, Series A (RB) 5.00%, 06/15/26	155,269
		2,957,047
Kansas: 0.8%
	Butler County Unified School District No. 385 (GO)
300,000	4.00%, 09/01/27 (c)	322,743
500,000	4.00%, 09/01/27 (c)	542,225
500,000	5.00%, 09/01/27 (c)	586,815
250,000	5.00%, 09/01/27 (c)	295,010
540,000	City of Wichita, Series 811 (GO) 3.00%, 06/01/23 (c)	545,033
80,000	Kansas Development Finance Authority, Adventist Health System, Series A (RB) 5.00%, 05/15/22 (c)	88,697
25,000	Kansas Development Finance Authority, Hospital Revenue, Series A (RB) 5.00%, 05/15/22 (c)	27,850
	Kansas Development Finance Authority, National Bio and Agro-Defense Facility, Series G (RB)
275,000	5.00%, 04/01/23 (c)	312,815
115,000	5.00%, 04/01/23 (c)	130,514
10,000	5.00%, 04/01/23 (c)	11,323
80,000	5.00%, 04/01/23 (c)	90,209
	Kansas Development Finance Authority, State of Kansas Projects, Series A (RB)
155,000	5.00%, 05/01/23 (c)	176,722
380,000	5.00%, 05/01/23 (c)	432,242
935,000	5.00%, 05/01/23 (c)	1,061,057
125,000	5.00%, 05/01/23 (c)	142,918
	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB)
50,000	5.00%, 09/01/24	59,036
110,000	5.00%, 09/01/24 (c)	128,698
740,000	5.00%, 09/01/24 (c)	872,734
1,150,000	5.00%, 09/01/27 (c)	1,365,533
150,000	5.00%, 09/01/27 (c)	177,560
400,000	5.00%, 09/01/27	487,384
175,000	5.00%, 09/01/27 (c)	208,612
	State of Kansas, Department of Transportation, Highway Revenue, Series B (RB)
765,000	5.00%, 09/01/25 (c)	896,886
1,550,000	5.00%, 09/01/25 (c)	1,813,717
1,000,000	5.00%, 09/01/25 (c)	1,163,390
445,000	5.00%, 09/01/25	531,210
1,640,000	5.00%, 09/01/25 (c)	1,951,420
175,000	5.00%, 09/01/25 (c)	207,293
		14,629,646
Kentucky: 1.1%
	Commonwealth of Kentucky State Property and Building Commission, Project No. 106, Series A (RB)
460,000	5.00%, 10/01/23 (c)	518,296
360,000	5.00%, 10/01/23 (c)	408,056
125,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series A (RB) 5.00%, 08/01/25 (c)	142,845
	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series B (RB)
95,000	5.00%, 08/01/24	109,100
670,000	5.00%, 08/01/25	774,446
95,000	5.00%, 08/01/26	110,396
	Commonwealth of Kentucky State Property and Building Commission, Project No. 112, Series B (RB)
270,000	5.00%, 11/01/26 (c)	307,919
280,000	5.00%, 11/01/26 (c)	321,630
320,000	5.00%, 11/01/26	372,650
	Kentucky Asset Liability Commission Project, Federal Highway Trust, First Series A (RB)
290,000	5.00%, 09/01/23	333,077
2,525,000	5.00%, 09/01/24 (c)	2,917,385
45,000	5.00%, 09/01/24	52,410
400,000	5.00%, 09/01/24 (c)	463,216
80,000	5.00%, 09/01/25	93,792
10,000	5.00%, 09/01/25 (c)	11,671
865,000	5.25%, 09/01/23	1,004,793
1,005,000	5.25%, 09/01/23 (c)	1,153,750
1,000,000	5.25%, 09/01/23 (c)	1,151,950
	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB)
850,000	5.00%, 09/01/24	976,522
90,000	5.00%, 09/01/25 (c)	103,305
	Kentucky Turnpike Authority (RB)
35,000	5.00%, 07/01/24	40,786
170,000	5.00%, 07/01/25	200,105
20,000	5.00%, 07/01/26 (c)	23,278
500,000	Kentucky Turnpike Authority, Series B (RB) 5.00%, 07/01/26	594,310
	Louisville and Jefferson County Metro Government, Norton Healthcare, Inc., Series A (RB)
40,000	5.00%, 10/01/26 (c)	45,482
270,000	5.00%, 10/01/26 (c)	307,886
55,000	5.00%, 10/01/26 (c)	63,337
105,000	Louisville and Jefferson County Metro Government, Water System (RB) 3.00%, 11/15/25 (c)	103,147
20,000	Paducah Electric Plant Board (RB) (AGM) 5.00%, 10/01/26	22,982
	Turnpike Authority of Kentucky Economic Development Road, Revitalization Projects, Series A (RB)
65,000	5.00%, 07/01/22 (c)	73,816
50,000	5.00%, 07/01/22 (c)	56,782
485,000	5.00%, 07/01/23 (c)	548,389
500,000	5.00%, 07/01/23 (c)	564,810
125,000	5.00%, 07/01/23 (c)	144,496
1,035,000	5.00%, 07/01/23 (c)	1,196,429
620,000	5.00%, 07/01/23 (c)	702,045
185,000	5.00%, 07/01/25	217,762
50,000	Turnpike Authority of Kentucky Economic Development Road, Revitalization Projects, Series B (RB) 5.00%, 07/01/26	59,431
	University of Kentucky, Series B (RB)
125,000	5.00%, 10/01/24	147,685
2,025,000	5.00%, 04/01/25 (c)	2,375,406
		18,815,573
Louisiana: 1.4%
	City of Lafayette, Utilities Revenue (RB)
115,000	5.00%, 11/01/22 (c)	130,101
270,000	5.00%, 11/01/22 (c)	307,816
200,000	East Baton Rouge Sewerage Commission, Series B (RB) 5.00%, 02/01/25 (c)	227,784
1,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority (RB) 3.50%, 11/01/27 (c)	1,002,430
200,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Series A (RB) 3.25%, 10/01/27 (c)	192,516
1,800,000	Louisiana Public Facilities Authority, Entergy Louisiana, LLC Project, Series B (RB) 3.50%, 06/01/21 (c)	1,819,710
295,000	Louisiana Public Facilities Authority, Franciscan Missionaries of Our Lady Health System, Series A (RB) 5.00%, 07/01/25 (c)	331,928
	Louisiana Public Facilities Authority, Hurricane Recovery Program (RB)
900,000	5.00%, 06/01/24 (c)	1,029,816
1,935,000	5.00%, 06/01/24 (c)	2,209,248
1,635,000	5.00%, 06/01/24 (c)	1,891,548
	Louisiana Stadium and Exposition District, Series A (RB)
830,000	5.00%, 07/01/23 (c)	944,806
210,000	5.00%, 07/01/23 (c)	238,589
1,700,000	Louisiana State Citizens Property Insurance Corp. (RB) 5.00%, 06/01/26	2,003,773
	Louisiana State, Series A (GO)
1,625,000	4.00%, 02/01/24 (c)	1,732,900
200,000	5.00%, 02/01/24 (c)	230,090
750,000	Louisiana State, Series B (GO) 5.00%, 10/01/26	890,722
680,000	Louisiana State, Series C (GO) 5.00%, 07/15/23 (c)	772,834
375,000	Louisiana State, Series D (GO) 5.00%, 09/01/25	441,919
	State of Louisiana, Gasoline and Fuels Tax Revenue, Series B (RB)
2,000,000	5.00%, 05/01/24 (c)	2,311,240
35,000	5.00%, 05/01/25 (c)	40,892
100,000	5.00%, 05/01/25	117,926
	State of Louisiana, Series A (GO)
150,000	3.50%, 04/01/27 (c)	151,995
975,000	5.00%, 02/01/24 (c)	1,111,714
25,000	5.00%, 06/15/24 (c)	29,106
90,000	5.00%, 06/15/24 (c)	103,342
1,000,000	5.00%, 05/01/25 (c)	1,146,890
565,000	5.00%, 04/01/27 (c)	663,338
35,000	State of Louisiana, Series B (GO) 5.00%, 08/01/26	41,514
	State of Louisiana, Series C (GO)
45,000	5.00%, 08/01/24 (c)	52,176
710,000	5.00%, 08/01/24 (c)	819,056
500,000	State of Louisiana, Series D-1 (GO) 5.00%, 12/01/24 (c)	579,385
		23,567,104
Maine: 0.0%
	Maine Turnpike Authority (RB)
40,000	5.00%, 07/01/25 (c)	46,876
65,000	5.00%, 07/01/25 (c)	76,608
		123,484
Maryland: 2.6%
	Anne Arundel County (GO)
45,000	5.00%, 04/01/25 (c)	52,884
610,000	5.00%, 04/01/25	724,393
	Baltimore County (GO)
25,000	2.00%, 08/01/22 (c)	25,022
1,085,000	3.00%, 08/01/22 (c)	1,106,082
85,000	3.00%, 02/01/24 (c)	87,401
	City of Baltimore, Consolidated Public Improvement, Series B (GO)
1,250,000	5.00%, 10/15/25	1,490,850
250,000	5.00%, 10/15/26	301,205
250,000	5.00%, 10/15/27 (c)	302,822
250,000	5.00%, 10/15/27	304,265
75,000	City of Baltimore, Water Projects, Series B (RB) 5.00%, 01/01/24 (c)	86,360
75,000	Community Development Administration, Department of Housing, Series A (RB) 4.00%, 09/01/23 (c)	78,668
	County of Howard, Consolidated Public Improvement, Series A (GO) (SAW)
425,000	3.00%, 02/15/23 (c)	433,177
605,000	3.00%, 02/15/23 (c)	636,218
1,190,000	County of Montgomery, Series C (GO) 4.00%, 10/01/27 (c)	1,318,639
525,000	Harford County, Series B (GO) 3.00%, 07/01/24 (c)	544,252
15,000	Maryland Economic Development Corp., College Park Projects (RB) (AGM) 5.00%, 06/01/26 (c)	17,376
	Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue (RB)
100,000	5.00%, 08/15/24	116,232
500,000	5.00%, 02/15/25 (c)	572,220
1,250,000	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB) 4.00%, 07/01/25 (c)	1,270,025
300,000	Maryland Health and Higher Educational Facilities Authority, Series B (RB) 5.00%, 08/15/23 (c)	339,210
1,500,000	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB) 5.00%, 07/01/24	1,713,285
	Maryland Stadium Authority (RB)
250,000	5.00%, 05/01/26 (c)	291,645
250,000	5.00%, 05/01/26 (c)	288,452
250,000	5.00%, 05/01/26 (c)	292,852
240,000	5.00%, 05/01/26	285,242
70,000	5.00%, 05/01/26 (c)	82,852
1,000,000	Maryland Stadium Authority, Series A (RB) 5.00%, 05/01/28 (c)	1,174,100
1,500,000	Maryland State Department of Transportation (RB) 4.00%, 05/01/25 (c)	1,652,430
	Maryland State Transportation Authority (RB)
300,000	3.00%, 07/01/27 (c)	290,250
510,000	3.00%, 07/01/27 (c)	498,285
500,000	3.00%, 09/01/27 (c)	490,670
	Maryland Water Quality Financing Administration (RB)
655,000	3.00%, 03/01/24 (c)	653,015
45,000	5.00%, 03/01/24 (c)	52,078
	Montgomery County, Series A (GO)
2,000,000	5.00%, 11/01/24 (c)	2,343,820
20,000	5.00%, 12/01/24 (c)	23,491
	Montgomery County, Series B (GO)
1,275,000	4.00%, 12/01/23 (c)	1,406,516
20,000	5.00%, 11/01/23	23,348
250,000	5.00%, 11/01/23	291,850
3,000,000	5.00%, 11/01/24 (c)	3,538,350
350,000	5.00%, 11/01/24 (c)	411,607
	Prince George’s County, Series A (GO)
140,000	4.00%, 09/01/24 (c)	154,276
445,000	4.00%, 09/01/24 (c)	492,953
45,000	5.00%, 07/01/24	53,088
260,000	Prince George’s County, Series B (GO) 2.75%, 03/01/23 (c)	264,202
	State of Maryland, Department of Transportation (RB)
1,000,000	3.00%, 11/01/24 (c)	991,590
855,000	3.13%, 05/01/25 (c)	855,804
285,000	5.00%, 11/01/24 (c)	334,969
200,000	State of Maryland, Department of Transportation, Second Issue (RB) 3.13%, 06/01/23 (c)	200,630
	State of Maryland, Department of Transportation, Third Issue (RB)
435,000	3.00%, 12/15/23 (c)	431,316
50,000	5.00%, 12/15/23	58,388
	State of Maryland, State and Local Facilities Loan, First Series (GO)
1,615,000	3.00%, 06/01/24 (c)	1,613,191
375,000	5.00%, 06/01/24 (c)	440,355
	State of Maryland, State and Local Facilities Loan, First Series A (GO)
405,000	3.00%, 03/01/23 (c)	408,042
1,355,000	4.00%, 03/15/27 (c)	1,487,316
1,000,000	5.00%, 03/15/25	1,187,910
100,000	State of Maryland, State and Local Facilities Loan, First Series B (GO) 4.00%, 08/01/26	113,053
	State of Maryland, State and Local Facilities Loan, Second Series A (GO)
350,000	2.75%, 08/01/23 (c)	360,832
1,000,000	3.00%, 08/01/27 (c)	987,950
1,315,000	4.00%, 08/01/23 (c)	1,436,927
	State of Maryland, State and Local Facilities Loan, Second Series B (GO)
100,000	3.00%, 08/01/22 (c)	101,008
1,255,000	4.00%, 08/01/22 (c)	1,364,700
20,000	University System of Maryland (RB) 5.00%, 04/01/24 (c)	23,349
1,300,000	Washington Suburban Sanitary Commission (GO) 5.00%, 06/01/27 (c)	1,567,735
	Washington Suburban Sanitary District (GO)
500,000	3.00%, 06/01/24 (c)	505,755
1,575,000	3.00%, 06/01/24 (c)	1,599,538
1,805,000	3.00%, 06/01/24 (c)	1,833,122
1,530,000	Washington Suburban Sanitary District, Second Series (GO) 4.00%, 06/01/24 (c)	1,653,318
		46,132,756
Massachusetts: 3.0%
	City of Boston, Series A (GO)
300,000	4.00%, 03/01/24 (c)	325,410
20,000	5.00%, 04/01/25	23,853
1,010,000	City of Boston, Series B (GO) 5.00%, 04/01/24	1,187,427
	Commonwealth of Massachusetts (GO)
1,250,000	3.00%, 02/01/24 (c)	1,234,075
10,000	4.00%, 12/01/21 (c)	10,515
95,000	5.00%, 07/01/26 (c)	112,919
30,000	5.00%, 07/01/26 (c)	35,986
600,000	5.00%, 07/01/26 (c)	706,692
500,000	5.00%, 12/01/26 (c)	588,510
10,000	5.00%, 12/01/26 (c)	12,058
1,485,000	5.00%, 07/01/28	1,814,358
	Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue (RB)
50,000	5.00%, 06/15/23 (c)	57,682
50,000	5.00%, 06/15/24 (c)	58,213
	Commonwealth of Massachusetts Transportation Fund Revenue (RB)
30,000	3.00%, 06/01/21 (c)	30,047
35,000	5.00%, 06/01/23	40,552
30,000	5.00%, 06/01/24	35,345
15,000	5.00%, 06/01/24	17,673
35,000	5.00%, 06/01/25	41,809
15,000	5.00%, 06/01/25 (c)	17,662
20,000	5.00%, 06/01/25 (c)	23,564
20,000	5.00%, 06/01/26 (c)	23,955
	Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB)
1,000,000	5.00%, 06/15/24 (c)	1,165,540
700,000	5.00%, 06/15/24 (c)	820,421
	Commonwealth of Massachusetts, Series A (GO)
290,000	3.00%, 03/01/24 (c)	282,083
210,000	4.00%, 05/01/23 (c)	230,708
850,000	5.00%, 03/01/24 (c)	972,255
1,260,000	5.00%, 07/01/25 (c)	1,485,943
105,000	5.00%, 07/01/25	124,851
160,000	5.00%, 07/01/25 (c)	188,334
1,000,000	5.00%, 03/01/26	1,195,600
275,000	5.00%, 07/01/26 (c)	328,251
1,000,000	5.00%, 07/01/26	1,200,380
	Commonwealth of Massachusetts, Series C (GO)
740,000	3.00%, 07/01/22 (c)	752,254
1,070,000	4.00%, 07/01/22 (c)	1,137,581
435,000	4.00%, 07/01/22 (c)	465,863
700,000	5.00%, 10/01/24	826,084
2,325,000	5.00%, 08/01/25	2,767,378
1,600,000	Commonwealth of Massachusetts, Series E (GO) 3.00%, 11/01/27 (c)	1,554,816
420,000	Commonwealth of Massachusetts, Series F (GO) 3.00%, 11/01/22 (c)	427,069
	Massachusetts Bay Transportation Authority, Series A (RB)
890,000	0.00%, 07/01/26 (c) ^	644,912
810,000	0.00%, 07/01/26 (c) ^	565,105
1,160,000	0.00%, 07/01/26 (c) ^	718,794
1,680,000	0.00%, 07/01/26 (c) ^	1,126,944
2,310,000	2.00%, 07/01/26 (c)	2,124,877
1,315,000	4.00%, 07/01/25 (c)	1,397,306
10,000	5.00%, 07/01/24	11,764
50,000	5.00%, 07/01/24 (c)	58,592
150,000	5.00%, 07/01/25	178,697
1,400,000	Massachusetts Bay Transportation Authority, Series B (RB) 5.00%, 07/01/25	1,664,684
	Massachusetts Clean Water Trust (RB)
15,000	5.00%, 08/01/20 (c)	16,259
5,000	5.00%, 08/01/20 (c)	5,408
40,000	5.00%, 08/01/20 (c)	43,357
40,000	5.00%, 02/01/24 (c)	46,775
	Massachusetts Clean Water Trust, Series 19 (RB)
500,000	5.00%, 02/01/26 (c)	589,700
1,100,000	5.00%, 02/01/26 (c)	1,300,838
940,000	5.00%, 02/01/26 (c)	1,121,401
	Massachusetts Development Finance Agency, Harvard University, Series A (RB)
2,000,000	5.00%, 07/15/26 (c)	2,358,800
700,000	5.00%, 07/15/26 (c)	844,431
	Massachusetts Development Finance Agency, Lahey Health System, Series F (RB)
130,000	5.00%, 08/15/24	152,606
125,000	5.00%, 08/15/25 (c)	144,209
	Massachusetts Development Finance Agency, Partners Healthcare System, Series Q (RB)
105,000	5.00%, 07/01/26	123,412
300,000	5.00%, 07/01/26 (c)	346,971
35,000	5.00%, 07/01/26 (c)	40,959
	Massachusetts Development Finance Agency, Series I (RB)
605,000	3.00%, 07/01/26 (c)	577,593
180,000	5.00%, 07/01/26 (c)	209,351
100,000	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB) 5.00%, 07/01/26 (c)	114,772
130,000	Massachusetts Housing Finance Agency, Series 162 (RB) 2.90%, 06/01/22 (c)	129,666
500,000	Massachusetts Housing Finance Agency, Series 178 (RB) 3.70%, 06/01/25 (c)	513,570
35,000	Massachusetts Port Authority, Series C (RB) 5.00%, 07/01/24 (c)	40,832
	Massachusetts School Building Authority, Dedicated Sales Tax, Series B (RB)
10,000	5.00%, 11/15/24	11,790
10,000	5.00%, 01/15/25	11,789
1,000,000	5.00%, 01/15/25 (c)	1,170,460
	Massachusetts School Building Authority, Dedicated Sales Tax, Series C (RB)
15,000	5.00%, 08/15/25	17,833
110,000	5.00%, 11/15/26 (c)	129,384
	Massachusetts State College Building Authority, Series A (RB)
1,000,000	4.00%, 05/01/25 (c)	1,105,120
500,000	5.00%, 05/01/25 (c)	578,065
	Massachusetts Water Pollution Abatement Trust (RB)
810,000	5.00%, 08/01/24 (c)	951,969
540,000	5.00%, 08/01/24	638,604
	Massachusetts Water Resources Authority, Series C (RB)
10,000	5.00%, 08/01/21 (c)	11,094
35,000	5.00%, 08/01/24 (c)	41,065
685,000	5.00%, 08/01/26 (c)	803,347
40,000	5.00%, 08/01/26 (c)	47,680
2,750,000	5.00%, 08/01/27 (c)	3,289,467
1,310,000	Massachusetts Water Resources Authority, Series F (RB) 5.00%, 08/01/24	1,544,831
1,020,000	University of Massachusetts Building Authority (RB) 5.00%, 11/01/27 (c)	1,222,735
730,000	University of Massachusetts Building Authority, Series 1 (RB) 5.00%, 11/01/25 (c)	863,991
		51,975,525
Michigan: 1.3%
285,000	Board of Governors of Wayne State University, Series A (RB) 5.00%, 05/15/26 (c)	326,530
	Great Lakes Water Authority, Sewage Disposal System Revenue, Second Lien, Series C (RB)
250,000	5.00%, 07/01/26 (c)	280,410
250,000	5.00%, 07/01/26 (c)	280,995
	Great Lakes Water Authority, Sewage Disposal System Revenue, Senior Lien, Series B (RB)
250,000	5.00%, 07/01/26 (c)	284,340
500,000	5.00%, 07/01/26 (c)	571,065
500,000	5.00%, 07/01/26 (c)	573,060
	Great Lakes Water Authority, Sewage Disposal System Revenue, Senior Lien, Series C (RB)
1,000,000	5.00%, 07/01/26 (c)	1,137,360
30,000	5.00%, 07/01/26 (c)	34,528
	Michigan Finance Authority, Beaumont Health Credit Group, Series A (RB)
1,950,000	5.00%, 08/01/24 (c)	2,183,551
50,000	5.00%, 08/01/24 (c)	56,367
1,500,000	5.00%, 08/01/24 (c)	1,718,760
	Michigan Finance Authority, Clean Water, Series B (RB)
110,000	5.00%, 10/01/25	131,781
100,000	5.00%, 10/01/26	121,097
	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien Series C-3 (RB) (AGM)
750,000	5.00%, 07/01/24 (c)	845,767
405,000	5.00%, 07/01/24 (c)	457,982
60,000	5.00%, 07/01/24 (c)	68,455
	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien Series D-2 (RB) (AGM)
935,000	5.00%, 07/01/24 (c)	1,057,906
110,000	5.00%, 07/01/24 (c)	125,014
30,000	5.00%, 07/01/24	34,418
1,450,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien Series D-4 (RB) 5.00%, 07/01/24 (c)	1,624,304
40,000	Michigan Finance Authority, Henry Ford Health System (RB) 5.00%, 11/15/26	46,878
	Michigan Finance Authority, Series C (RB)
500,000	5.00%, 07/01/25 (c)	560,720
250,000	5.00%, 07/01/25 (c)	281,417
	Michigan Finance Authority, Trinity Health Credit Group (RB)
90,000	5.00%, 06/01/22 (c)	100,076
195,000	5.00%, 12/01/23	225,527
50,000	5.00%, 06/01/27 (c)	58,173
1,205,000	5.50%, 06/01/25 (c)	1,427,985
265,000	5.50%, 06/01/25 (c)	311,534
	Michigan State Building Authority (RB)
100,000	4.00%, 10/01/24	105,686
25,000	5.00%, 04/15/23	28,621
15,000	5.00%, 10/15/25 (c)	17,261
35,000	5.00%, 10/15/25 (c)	40,563
60,000	5.00%, 10/15/25 (c)	69,809
555,000	5.00%, 10/15/26 (c)	645,443
65,000	5.00%, 10/15/26 (c)	75,647
	Michigan State Building Authority, Series 1-A (RB)
65,000	5.00%, 10/15/23 (c)	74,440
60,000	5.00%, 10/15/23	69,339
70,000	Michigan State Building Authority, Series I (RB) 5.00%, 10/15/25 (c)	81,816
50,000	Michigan State Hospital Finance Authority (RB) 5.00%, 06/01/22 (c)	55,516
100,000	Michigan State Hospital Finance Authority, Series C (RB) 5.00%, 12/01/26	119,434
570,000	Michigan State Housing Development Authority (RB) 3.35%, 12/01/25 (c)	573,893
	Michigan State Housing Development Authority, Series B (RB)
175,000	3.10%, 06/01/26 (c)	168,865
170,000	3.35%, 06/01/26 (c)	167,411
1,010,000	Regents of the University of Michigan (RB) 5.00%, 04/01/26 (c)	1,184,801
	Royal Oak Hospital Finance Authority, William Beaumont Hospital, Series D (RB)
420,000	5.00%, 03/01/24 (c)	465,234
85,000	5.00%, 03/01/24 (c)	94,704
135,000	5.00%, 03/01/24 (c)	153,614
	State of Michigan (RB)
580,000	5.00%, 03/15/24	671,773
15,000	5.00%, 11/01/24	17,754
10,000	5.00%, 12/01/25 (c)	11,783
300,000	5.00%, 03/15/26	353,832
1,000,000	State of Michigan Grant Anticipation (RB) 5.00%, 03/15/27	1,188,350
	State of Michigan, Series A (GO)
280,000	5.00%, 12/01/24 (c)	328,493
500,000	5.00%, 12/01/25 (c)	585,665
		22,275,747
Minnesota: 1.2%
520,000	City of St. Cloud, Minnesota Health Care, Series A (RB) 3.00%, 05/01/26 (c)	504,093
1,000,000	County of Hennepin, First Lien Sales Tax Revenue, Series A (RB) 5.00%, 12/15/23 (c)	1,161,130
	Hennepin County, Sales Tax Revenue (RB)
40,000	5.00%, 12/15/23 (c)	46,517
80,000	5.00%, 12/15/24	94,823
40,000	Housing and Redevelopment Authority of The City of Saint Paul, Series A (RB) 5.00%, 07/01/25 (c)	45,595
140,000	Minneapolis St Paul Metropolitan Airports Commission, Series A (RB) 5.00%, 01/01/24 (c)	161,120
	Minneapolis St Paul Metropolitan Airports Commission, Series B (RB)
135,000	4.00%, 01/01/26	150,792
25,000	5.00%, 01/01/24	28,937
120,000	5.00%, 01/01/26	142,650
515,000	5.00%, 01/01/27 (c)	611,413
30,000	5.00%, 01/01/27 (c)	35,774
145,000	5.00%, 01/01/27 (c)	171,387
	Minnesota Public Facilities Authority, Series B (RB)
735,000	3.00%, 03/01/24	776,013
505,000	3.00%, 03/01/25	533,048
750,000	5.00%, 10/01/26	906,915
1,000,000	Regents of the University of Minnesota, Series B (RB) 5.00%, 12/01/27 (c)	1,204,090
	State of Minnesota (GO)
215,000	2.00%, 08/01/22 (c)	215,830
35,000	4.00%, 08/01/26	39,569
30,000	5.00%, 06/01/23 (c)	34,381
25,000	5.00%, 08/01/23	28,985
45,000	5.00%, 08/01/24	53,037
400,000	State of Minnesota, Series A (GO) 5.00%, 10/01/27 (c)	487,668
	State of Minnesota, Series B (GO)
500,000	3.00%, 08/01/26 (c)	512,470
570,000	3.25%, 08/01/25 (c)	575,301
635,000	State of Minnesota, State General Fund Appropriation, Series B (RB) 3.00%, 03/01/22 (c)	629,901
	State of Minnesota, State Trunk Highway Refunding, Series B (GO)
2,635,000	2.25%, 08/01/26 (c)	2,314,031
420,000	3.00%, 08/01/24 (c)	429,983
225,000	4.00%, 08/01/24 (c)	250,259
1,000,000	4.00%, 08/01/24 (c)	1,103,960
585,000	4.00%, 08/01/26 (c)	660,401
1,000,000	5.00%, 08/01/23 (c)	1,153,190
	State of Minnesota, State Trunk Highway Refunding, Series E
50,000	3.00%, 08/01/24 (c)	52,317
615,000	3.00%, 08/01/24	650,369
	State of Minnesota, Various Purpose, Series D (GO)
1,225,000	2.25%, 08/01/26 (c)	1,147,470
1,000,000	3.00%, 10/01/27 (c)	1,011,720
1,000,000	3.00%, 10/01/27 (c)	1,006,670
25,000	3.50%, 10/01/23 (c)	26,164
985,000	State of Minnesota, Various Purpose, Series F (GO) 4.00%, 10/01/23 (c)	1,082,771
		20,040,744
Mississippi: 0.6%
70,000	Mississippi Development Bank, Department of Corrections (RB) 5.00%, 08/01/27	83,021
1,000,000	Mississippi Development Bank, Desoto County Highway Construction Project (RB) 5.00%, 01/01/23 (c)	1,109,040
	Mississippi Development Bank, Madison County Highway Refunding Project, Series C (RB)
185,000	5.00%, 01/01/26	216,426
500,000	5.00%, 01/01/27	589,255
	Mississippi Development Bank, Marshall County Industrial Development Authority (RB)
170,000	5.00%, 01/01/22 (c)	190,672
50,000	5.00%, 01/01/22 (c)	56,080
	State of Mississippi (GO)
845,000	5.00%, 10/01/25 (c)	998,587
35,000	5.00%, 11/01/25 (c)	40,645
125,000	5.00%, 10/01/26	150,391
40,000	5.00%, 12/01/26 (c)	47,081
750,000	5.00%, 12/01/26 (c)	884,700
750,000	5.00%, 10/01/27 (c)	882,570
500,000	5.00%, 10/01/27 (c)	591,160
	State of Mississippi, Series A (GO)
300,000	5.00%, 10/01/27 (c)	351,924
150,000	5.00%, 10/01/27 (c)	177,906
1,000,000	5.00%, 10/01/27 (c)	1,190,700
155,000	State of Mississippi, Series B (GO) 5.00%, 12/01/26 (c)	181,641
	State of Mississippi, Series C (GO)
1,670,000	5.00%, 10/01/24	1,967,377
850,000	5.00%, 10/01/25	1,013,684
		10,722,860
Missouri: 0.8%
450,000	City of Kansas City, Downtown Arena Project, Series E (RB) 3.00%, 04/01/25 (c)	436,603
570,000	City of Kansas City, Sanitary Sewer System Revenue, Series A (RB) 5.00%, 01/01/25 (c)	664,278
100,000	City of Springfield, Missouri Public Utility (RB) 4.00%, 08/01/25 (c)	107,784
	Curators of the University of Missouri, Series A (RB)
185,000	5.00%, 11/01/24 (c)	215,795
300,000	5.00%, 11/01/24 (c)	353,424
215,000	Health & Educational Facilities Authority of the State of Missouri (RB) 5.00%, 06/01/24	249,439
615,000	Health & Educational Facilities Authority of the State of Missouri, Series A (RB) 4.00%, 06/01/24 (c)	640,166
260,000	Health and Educational Facilities Authority of the State of Missouri, Saint Luke’s Health System, Inc. (RB) 5.00%, 11/15/24	307,089
	Health and Educational Facilities Authority of the State of Missouri, Series A (RB)
960,000	5.00%, 06/01/24 (c)	1,082,611
500,000	5.00%, 06/01/24 (c)	575,500
1,000,000	5.00%, 06/01/24 (c)	1,123,290
	Jackson County (RB)
10,000	5.00%, 12/01/24 (c)	11,439
75,000	5.00%, 12/01/24 (c)	86,399
	Metropolitan St. Louis Sewer District, Wastewater System, Series B (RB)
110,000	5.00%, 05/01/22 (c)	124,039
490,000	5.00%, 05/01/25 (c)	568,959
1,165,000	5.00%, 05/01/25 (c)	1,355,244
	Missouri Highway and Transportation Commission, First Lien, Series A (RB)
1,020,000	5.00%, 05/01/24	1,199,489
520,000	5.00%, 05/01/24 (c)	609,170
515,000	5.00%, 05/01/26	621,044
	Missouri Joint Municipal Electric Utility Commission, Iatan 2 Project, Series A (RB)
290,000	5.00%, 01/01/24 (c)	327,410
115,000	5.00%, 01/01/24 (c)	130,239
640,000	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Series A (RB) 5.00%, 01/01/25	740,122
370,000	Missouri Joint Municipal Electric Utility Commission, Power Project, Series A (RB) 5.00%, 06/01/25 (c)	420,705
15,000	Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Series A (RB) 4.00%, 06/01/26 (c)	15,927
	Missouri State Board of Public Buildings, Series A (RB)
10,000	3.00%, 10/01/20 (c)	10,193
55,000	4.00%, 10/01/20 (c)	58,251
575,000	4.00%, 04/01/24 (c)	635,041
80,000	Missouri State Environmental Improvement and Energy Resources Authority (RB) 5.00%, 07/01/25 (c)	95,305
110,000	Missouri State Health and Educational Facilities, Series A (RB) 5.00%, 06/01/24 (c)	125,711
	Platte County Park Hill School District (GO) (SAW)
225,000	3.00%, 03/01/26 (c)	216,767
105,000	3.00%, 03/01/26 (c)	101,935
	Springfield School District No. R-12 (GO) (SAW)
1,000,000	4.00%, 03/01/28 (c)	1,101,970
15,000	5.00%, 03/01/24	17,517
		14,328,855
Nebraska: 0.4%
25,000	Central Plains Energy Project, Gas Project No. 3 (RB) 5.00%, 09/01/22 (c)	27,849
	City of Lincoln, Nebraska Electric System Revenue (RB)
250,000	3.25%, 09/01/22 (c)	254,048
50,000	5.00%, 03/01/27 (c)	60,323
245,000	Douglas County School District No. 0001 (GO) 3.00%, 12/15/24 (c)	239,233
260,000	Metropolitan Utilities District of Omaha, Nebraska Water System (RB) 3.25%, 12/01/25 (c)	261,245
	Nebraska Public Power District (RB)
35,000	5.00%, 01/01/24	40,490
45,000	5.00%, 01/01/25 (c)	51,579
80,000	5.00%, 01/01/25 (c)	90,830
70,000	5.00%, 01/01/25 (c)	81,385
35,000	5.00%, 01/01/25	40,959
10,000	5.00%, 01/01/25	11,703
	Omaha Public Power District, Electric System, Series AA (RB)
130,000	2.25%, 08/01/19 (c)	128,903
1,080,000	5.00%, 02/01/24 (c)	1,246,406
1,360,000	Omaha Public Power District, Electric System, Series B (RB) 5.00%, 08/01/24 (c)	1,569,780
	Public Power Generation Agency, Whelan Energy Unit 2, Series A (RB)
1,735,000	3.00%, 07/01/26 (c)	1,614,140
435,000	3.13%, 07/01/26 (c)	412,698
1,400,000	5.00%, 01/01/25 (c)	1,585,766
		7,717,337
Nevada: 1.3%
500,000	City of Las Vegas, Series C (GO) 5.00%, 03/01/26 (c)	586,940
	Clark County School District, Series B (GO)
250,000	4.00%, 11/01/26 (c)	271,102
1,950,000	4.00%, 11/01/26 (c)	2,119,318
30,000	5.00%, 06/15/24	34,447
850,000	5.00%, 11/01/26	1,023,408
	Clark County School District, Series C (GO)
1,420,000	5.00%, 06/15/25	1,647,172
1,610,000	5.00%, 12/15/25 (c)	1,863,478
200,000	5.00%, 12/15/25 (c)	232,564
	Clark County School District, Series D (GO)
200,000	4.00%, 12/15/25 (c)	211,618
1,700,000	5.00%, 06/15/24	1,952,008
25,000	5.00%, 06/15/25	29,000
55,000	5.00%, 12/15/25 (c)	63,955
1,000,000	5.00%, 12/15/25 (c)	1,155,910
220,000	Clark County Water Reclamation District (GO) 5.00%, 07/01/26	264,084
100,000	Clark County, Limited Tax Bond Bank (GO) 5.00%, 06/01/25	118,486
	Clark County, Limited Tax Bond Bank, Series A (GO)
60,000	5.00%, 11/01/24	70,643
100,000	5.00%, 11/01/25	119,135
500,000	5.00%, 05/01/26 (c)	596,730
	Clark County, Limited Tax Bond Bank, Series B (GO)
10,000	5.00%, 11/01/24	11,774
300,000	5.00%, 11/01/26 (c)	352,659
	Clark County, Limited Tax Flood Control (GO)
890,000	4.00%, 05/01/25 (c)	950,547
10,000	5.00%, 11/01/24	11,774
420,000	5.00%, 05/01/25 (c)	487,381
1,115,000	5.00%, 05/01/25 (c)	1,280,354
	Las Vegas Valley Water District (GO)
500,000	4.00%, 02/01/27 (c)	529,050
70,000	5.00%, 06/01/24	82,018
150,000	5.00%, 06/01/26 (c)	179,034
200,000	Las Vegas Valley Water District, Series B (GO) 5.00%, 06/01/22 (c)	225,120
	State of Nevada Highway Improvement Revenue (RB)
1,000,000	4.00%, 06/01/27 (c)	1,068,220
70,000	5.00%, 06/01/24 (c)	81,747
20,000	5.00%, 12/01/25	23,849
1,020,000	5.00%, 06/01/26 (c)	1,210,658
270,000	5.00%, 06/01/26 (c)	319,132
220,000	5.00%, 06/01/26 (c)	262,766
795,000	5.00%, 06/01/27 (c)	949,969
775,000	State of Nevada, Capital Improvement and Cultural Affairs, Series B (GO) 5.00%, 11/01/24	914,608
235,000	State of Nevada, Motor Vehicle Fuel Tax (RB) 5.00%, 12/01/23	273,892
	Truckee Meadows Water Authority (RB)
355,000	5.00%, 07/01/26 (c)	414,626
30,000	5.00%, 07/01/26 (c)	35,261
		22,024,437
New Hampshire: 0.1%
45,000	State of New Hampshire (GO) 5.00%, 03/01/25 (c)	53,284
1,000,000	State of New Hampshire, Series A (GO) 5.00%, 03/01/25	1,188,410
		1,241,694
New Jersey: 3.6%
30,000	Bergen County (GO) 4.00%, 10/15/23	33,133
800,000	Camden County, New Jersey Improvement Authority, Series A (RB) 5.00%, 02/15/24 (c)	881,696
	New Jersey Building Authority (RB)
170,000	3.00%, 06/15/23	179,144
220,000	5.00%, 06/15/24	258,276
90,000	5.00%, 06/15/25	100,996
2,340,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	2,404,631
1,000,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB) 5.00%, 11/01/25	1,111,720
115,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series AAA (RB) 4.13%, 06/15/25	120,009
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series DDD (RB)
615,000	5.00%, 06/15/27 (c)	663,136
1,175,000	5.00%, 06/15/27 (c)	1,269,822
240,000	5.00%, 06/15/27 (c)	260,150
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series NN (RB)
310,000	5.00%, 03/01/23 (c)	329,976
1,990,000	5.00%, 03/01/23 (c)	2,131,608
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series PP (RB)
225,000	3.50%, 06/15/24 (c)	223,040
1,570,000	5.00%, 06/15/24 (c)	1,712,713
1,035,000	5.00%, 06/15/24 (c)	1,121,681
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series UU (RB)
1,220,000	5.00%, 06/15/24 (c)	1,314,233
515,000	5.00%, 06/15/24 (c)	558,131
100,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series XX (RB) 5.00%, 06/15/25	111,106
2,170,000	New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB) 4.75%, 12/15/26 (c)	2,323,896
250,000	New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB) 5.00%, 06/15/27 (c)	272,630
	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
975,000	5.00%, 03/01/23 (c)	1,048,612
1,450,000	5.00%, 03/01/23 (c)	1,539,291
910,000	5.00%, 03/01/23 (c)	991,572
1,040,000	5.00%, 03/01/23 (c)	1,125,592
450,000	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB) 5.00%, 06/15/24 (c)	480,015
	New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB)
145,000	5.00%, 06/15/25 (c)	155,220
440,000	5.25%, 06/15/25 (c)	488,413
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
110,000	4.00%, 06/15/24	114,259
620,000	4.25%, 06/15/25 (c)	643,417
295,000	4.38%, 06/15/25 (c)	306,765
405,000	5.00%, 06/15/24	449,153
175,000	New Jersey Economic Development Authority, Series BBB (RB) 5.50%, 12/15/26 (c)	200,333
	New Jersey Economic Development Motor Vehicle, Series A (RB)
335,000	3.38%, 07/01/27 (c)	325,861
2,500,000	4.00%, 07/01/27 (c)	2,496,950
435,000	4.00%, 07/01/27 (c)	438,389
365,000	5.00%, 07/01/27 (c)	394,576
225,000	New Jersey Educational Facilities Authority, Higher Education Capital Improvement, Series A (RB) 5.00%, 09/01/24	249,559
230,000	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB) 5.00%, 06/15/24 (c)	247,089
1,100,000	New Jersey Educational Facilities Authority, Higher Educational Capital Improvement, Series A (RB) 5.00%, 09/01/24 (c)	1,201,607
	New Jersey Educational Facilities Authority, Princeton University, Series A (RB)
600,000	5.00%, 07/01/24	709,818
530,000	5.00%, 07/01/24 (c)	622,119
200,000	New Jersey Educational Facilities Authority, Series A (RB) 5.00%, 07/01/25 (c)	237,510
	New Jersey Environmental Infrastructure Trust (RB)
45,000	4.00%, 09/01/24	50,494
60,000	4.00%, 09/01/25	67,770
1,525,000	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB) 4.00%, 07/01/26 (c)	1,599,527
	New Jersey Health Care Facilities Financing Authority, Hospital Corp. (RB)
20,000	5.00%, 07/01/25	23,527
35,000	5.00%, 07/01/26 (c)	39,997
200,000	New Jersey Health Care Facilities Financing Authority, Hospital Corp., Series A (RB) (AGM) 5.00%, 07/01/25 (c)	227,690
	New Jersey Health Care Facilities Financing Authority, Inspira Health Obligated Group Issue, Series A (RB)
1,060,000	3.00%, 07/01/26 (c)	976,504
310,000	3.38%, 07/01/27 (c)	298,049
100,000	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Issue (RB) 3.00%, 07/01/26 (c)	88,115
	New Jersey State Turnpike Authority, Series A
30,000	5.00%, 07/01/22 (c)	34,069
850,000	5.00%, 07/01/24 (c)	977,364
750,000	5.00%, 07/01/24 (c)	863,340
	New Jersey State Turnpike Authority, Series B (RB)
2,500,000	5.00%, 01/01/28 (c)	2,905,025
1,050,000	5.00%, 01/01/28 (c)	1,224,982
115,000	5.00%, 01/01/28 (c)	134,918
	New Jersey Transportation Trust Fund Authority, Series A-1 (RB)
2,600,000	5.00%, 06/15/18 (c)	2,625,948
925,000	5.00%, 06/15/18 (c)	934,342
750,000	5.00%, 06/15/26 (c)	837,900
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
115,000	4.00%, 06/15/22 (c)	116,748
140,000	4.00%, 06/15/22 (c)	140,944
265,000	4.25%, 06/15/25 (c)	278,682
175,000	4.63%, 06/15/25 (c)	184,083
515,000	5.00%, 06/15/18 (c)	520,140
630,000	5.00%, 06/15/23 (c)	678,743
295,000	5.00%, 06/15/23 (c)	317,075
1,110,000	5.00%, 06/15/23 (c)	1,207,813
1,000,000	5.00%, 06/15/24	1,115,140
360,000	5.00%, 06/15/24 (c)	397,058
1,195,000	5.25%, 06/15/23 (c)	1,291,042
300,000	5.25%, 06/15/25 (c)	333,420
435,000	5.25%, 06/15/25 (c)	482,563
450,000	New Jersey Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/24 (c)	480,676
	New Jersey Turnpike Authority (RB)
25,000	5.00%, 07/01/22 (c)	28,391
250,000	5.00%, 07/01/22 (c)	283,907
55,000	5.00%, 01/01/23 (c)	61,617
1,565,000	5.00%, 07/01/24 (c)	1,783,552
330,000	5.00%, 07/01/24 (c)	377,761
585,000	5.00%, 07/01/24 (c)	671,908
95,000	5.00%, 01/01/25 (c)	107,925
95,000	5.00%, 01/01/25	111,109
30,000	5.00%, 01/01/26 (c)	34,426
	New Jersey Turnpike Authority, Series A (RB)
35,000	5.00%, 07/01/22 (c)	39,747
1,775,000	5.00%, 07/01/24 (c)	2,035,286
800,000	5.00%, 07/01/24 (c)	906,672
75,000	5.00%, 01/01/26 (c)	86,408
375,000	5.00%, 01/01/26 (c)	427,759
	New Jersey Turnpike Authority, Series E (RB)
200,000	5.00%, 01/01/25	233,914
340,000	5.00%, 01/01/25 (c)	387,631
150,000	5.00%, 01/01/27	178,739
100,000	5.00%, 01/01/28 (c)	119,310
	State of New Jersey Various Purpose (GO)
700,000	5.00%, 06/01/25 (c)	788,053
130,000	5.00%, 06/01/25 (c)	148,460
625,000	State of New Jersey, Various Purposes (GO) 5.00%, 06/01/27	715,644
	State University of New Jersey, Series J (RB)
80,000	5.00%, 05/01/23 (c)	91,724
30,000	5.00%, 05/01/23 (c)	33,728
180,000	The State University of New Jersey, Rutgers, Series J (RB) 5.00%, 05/01/23 (c)	202,844
225,000	The State University of New Jersey, Rutgers, Series M (RB) 5.00%, 05/01/26 (c)	259,427
		63,417,477
New Mexico: 0.5%
1,125,000	Albuquerque Bernalillo County Water Utility Authority, Senior Lien (RB) 5.00%, 07/01/25 (c)	1,328,411
540,000	Albuquerque Bernalillo County Water Utility Authority, Series A (RB) 5.00%, 07/01/24	634,214
275,000	Albuquerque Municipal School District No. 12 (GO) (SAW) 5.00%, 08/01/26	329,664
45,000	New Mexico Finance Authority, State Transportation, Senior Lien (RB) 4.00%, 06/15/22 (c)	48,649
3,180,000	New Mexico Finance Authority, State Transportation, Senior Lien, Series B-1 (RB) 5.00%, 06/15/24 (c)	3,706,417
500,000	Regents of the University of New Mexico, Series A (RB) 2.50%, 06/01/26 (c)	474,425
110,000	State of New Mexico (GO) 5.00%, 03/01/24	128,873
	State of New Mexico, Series A (GO)
250,000	5.00%, 03/01/25	296,200
100,000	5.00%, 07/01/25	118,605
	State of New Mexico, Series B (RB)
150,000	5.00%, 07/01/24	175,190
750,000	5.00%, 03/01/25	888,600
		8,129,248
New York: 13.4%
40,000	Battery Park City Authority, Series A (RB) 5.00%, 11/01/23 (c)	46,436
	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB) (AGM)
955,000	4.00%, 01/15/27 (c)	1,023,282
500,000	5.00%, 01/15/27 (c)	571,665
615,000	5.00%, 01/15/27 (c)	715,657
5,000	City of Monroe, Industrial Development Agency, Rochester Schools Modernization Project (RB) (SAW) 5.00%, 05/01/23 (c)	5,725
	City of New York, Series A (GO)
45,000	5.00%, 08/01/24 (c)	52,146
15,000	5.00%, 08/01/24 (c)	17,570
1,000,000	5.00%, 08/01/25 (c)	1,180,430
2,160,000	5.00%, 08/01/26 (c)	2,540,354
500,000	5.00%, 08/01/27 (c)	602,280
640,000	City of New York, Series A-1 (GO) 5.25%, 08/01/23 (c)	745,594
	City of New York, Series B (GO)
75,000	3.38%, 08/01/24 (c)	77,591
395,000	5.00%, 12/01/26 (c)	466,621
910,000	City of New York, Series B-1 (GO) 5.25%, 10/01/27 (c)	1,105,322
	City of New York, Series C (GO)
60,000	5.00%, 08/01/25	71,098
735,000	5.00%, 08/01/26	879,236
225,000	5.00%, 02/01/27 (c)	268,871
	City of New York, Series C and D (GO)
1,000,000	5.00%, 02/01/26 (c)	1,188,970
400,000	5.00%, 02/01/26 (c)	468,600
20,000	5.00%, 02/01/26 (c)	23,652
500,000	5.00%, 08/01/26	598,120
1,250,000	5.00%, 02/01/28 (c)	1,479,975
500,000	5.00%, 02/01/28 (c)	605,045
	City of New York, Series D (GO)
760,000	5.00%, 02/01/23 (c)	861,338
100,000	5.00%, 02/01/23 (c)	113,385
	City of New York, Series D-1 (GO)
1,760,000	5.00%, 08/01/23 (c)	2,016,802
50,000	5.00%, 08/01/23 (c)	57,323
	City of New York, Series E (GO)
575,000	5.00%, 02/01/23 (c)	657,236
35,000	5.00%, 02/01/23 (c)	39,685
15,000	5.00%, 08/01/23 (c)	17,088
540,000	5.00%, 08/01/26 (c)	635,089
550,000	5.00%, 08/01/26	657,932
	City of New York, Series F-1 (GO)
640,000	5.00%, 03/01/23 (c)	726,342
50,000	5.00%, 03/01/23 (c)	56,797
1,315,000	5.00%, 03/01/23 (c)	1,506,030
	City of New York, Series H (GO)
1,435,000	5.00%, 08/01/23 (c)	1,644,381
1,115,000	5.00%, 08/01/23 (c)	1,287,056
165,000	City of New York, Series I (GO) 5.00%, 08/01/23 (c)	190,461
1,225,000	City of New York, Series I-1 (GO) 5.00%, 03/01/24 (c)	1,406,422
	City of New York, Series J (GO)
1,295,000	5.00%, 08/01/23 (c)	1,483,953
405,000	5.00%, 08/01/24 (c)	467,208
20,000	5.00%, 08/01/24 (c)	23,098
185,000	City of New York, Series J-7 (GO) 5.00%, 08/01/26	221,304
165,000	County of Monroe, Industrial Development Corp., Rochester General Hospital Project, Series B (RB) 3.60%, 12/01/22 (c)	168,818
	Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB)
325,000	3.00%, 07/01/26 (c)	318,516
100,000	5.00%, 07/01/26 (c)	114,692
500,000	5.00%, 07/01/26 (c)	570,270
300,000	5.00%, 07/01/26 (c)	345,279
275,000	5.00%, 07/01/26 (c)	318,948
1,000,000	5.00%, 07/01/26	1,176,170
770,000	Erie County Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (SAW) 5.00%, 11/01/25 (c)	910,140
	Hudson Yards Infrastructure Corp., Series A (RB)
450,000	5.00%, 02/15/27 (c)	524,641
280,000	5.00%, 02/15/27 (c)	329,120
	Long Island Power Authority (RB)
750,000	5.00%, 09/01/27 (c)	869,340
500,000	5.00%, 09/01/27 (c)	581,815
250,000	5.00%, 09/01/27 (c)	291,587
30,000	Long Island Power Authority Electric System, Series B (RB) 5.00%, 09/01/26 (c)	35,353
	Metropolitan Transportation Authority (RB)
105,000	0.00%, 11/15/32 ^	64,528
20,000	4.00%, 11/15/26	22,487
10,000	5.00%, 11/15/22 (c)	11,491
20,000	5.00%, 11/15/22 (c)	22,520
40,000	5.00%, 11/15/22 (c)	45,962
60,000	5.00%, 11/15/22 (c)	68,587
65,000	5.00%, 11/15/22 (c)	74,271
85,000	5.00%, 11/15/22 (c)	97,670
80,000	5.00%, 11/15/22 (c)	91,925
100,000	5.00%, 11/15/22 (c)	113,821
15,000	5.00%, 11/15/23 (c)	17,572
15,000	5.00%, 11/15/23 (c)	17,572
25,000	5.00%, 05/15/24 (c)	29,522
20,000	5.00%, 05/15/24 (c)	23,424
20,000	5.00%, 05/15/24 (c)	23,618
20,000	5.00%, 11/15/24	23,415
675,000	5.00%, 11/15/24 (c)	776,520
135,000	5.00%, 11/15/24 (c)	160,955
75,000	5.00%, 11/15/24 (c)	89,420
90,000	5.00%, 11/15/24 (c)	107,303
60,000	5.00%, 11/15/24	70,246
25,000	5.00%, 11/15/24	29,269
85,000	5.00%, 11/15/24 (c)	98,761
65,000	5.00%, 11/15/24	77,406
40,000	5.00%, 05/15/25 (c)	46,942
25,000	5.00%, 11/15/25	29,532
55,000	5.00%, 11/15/25 (c)	64,332
1,340,000	5.00%, 11/15/25 (c)	1,567,371
20,000	5.00%, 11/15/25	23,626
160,000	5.00%, 11/15/25 (c)	186,658
45,000	5.00%, 11/15/25 (c)	52,291
1,430,000	5.00%, 05/15/26 (c)	1,657,713
80,000	5.00%, 11/15/26 (c)	93,418
1,180,000	5.00%, 11/15/26 (c)	1,377,910
65,000	5.00%, 11/15/26	77,406
10,000	5.00%, 11/15/26 (c)	11,643
15,000	5.00%, 11/15/26 (c)	17,759
110,000	5.00%, 11/15/26 (c)	129,009
1,000,000	5.00%, 05/15/27 (c)	1,175,180
10,000	5.25%, 11/15/23 (c)	11,851
120,000	5.25%, 11/15/26 (c)	145,355
85,000	5.25%, 11/15/26 (c)	102,513
125,000	5.25%, 11/15/26 (c)	150,320
	Metropolitan Transportation Authority, Series A (RB)
250,000	4.00%, 11/15/26 (c)	263,438
100,000	5.25%, 11/15/26 (c)	119,996
	Metropolitan Transportation Authority, Series A-1 (RB)
240,000	5.00%, 11/15/23 (c)	281,153
85,000	5.00%, 11/15/23	98,412
	Metropolitan Transportation Authority, Series B (RB)
420,000	5.00%, 11/15/27	503,773
335,000	5.00%, 11/15/28	405,970
	Metropolitan Transportation Authority, Series C (RB)
20,000	5.00%, 11/15/22 (c)	22,443
10,000	5.00%, 11/15/22 (c)	11,491
	Metropolitan Transportation Authority, Series C-1 (RB)
1,000,000	4.00%, 05/15/28 (c)	1,065,990
900,000	5.00%, 11/15/26 (c)	1,062,459
1,000,000	5.00%, 05/15/28 (c)	1,173,900
2,540,000	5.00%, 05/15/28 (c)	2,991,561
	Metropolitan Transportation Authority, Series D (RB)
1,025,000	4.00%, 11/15/26 (c)	1,084,112
205,000	5.00%, 11/15/19 (c)	217,070
160,000	5.00%, 11/15/22 (c)	182,742
	Metropolitan Transportation Authority, Series E (RB)
15,000	3.50%, 11/15/22 (c)	15,238
75,000	5.00%, 11/15/23 (c)	85,127
	Metropolitan Transportation Authority, Series H (RB)
440,000	5.00%, 11/15/22 (c)	505,586
355,000	5.00%, 11/15/22 (c)	399,737
70,000	5.00%, 11/15/22 (c)	80,434
205,000	5.00%, 11/15/22 (c)	235,557
170,000	5.00%, 11/15/22 (c)	194,164
	Nassau County Interim Finance Authority, Series A (RB)
10,000	5.00%, 11/15/24	11,916
20,000	5.00%, 11/15/25	24,145
1,300,000	Nassau County, New York General Impovement, Series A (GO) 5.00%, 04/01/24 (c)	1,486,147
	Nassau County, New York General Impovement, Series B (GO)
645,000	5.00%, 04/01/24 (c)	737,358
85,000	5.00%, 10/01/25	99,090
110,000	5.00%, 10/01/26 (c)	127,764
100,000	New York City Housing Development Corp., Capital Fund Grant Program, Series A (RB) 4.00%, 07/01/23 (c)	108,659
310,000	New York City Housing Development Corp., Multi-Family Housing, Series H (RB) 2.95%, 05/01/25 (c) (p)	309,123
500,000	New York City Housing Development Corp., Series G- 1 (RB) 3.10%, 11/01/25 (c)	488,380
1,255,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series A (RB) 4.50%, 06/15/26 (c)	1,394,368
355,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB) 5.00%, 06/15/24 (c)	414,455
	New York City Municipal Water Finance Authority, Water and Sewer System, Series FF (RB)
955,000	5.00%, 12/15/19 (c)	1,014,181
460,000	5.00%, 06/15/25 (c)	545,109
	New York City Transitional Finance Authority Building Aid Revenue (RB) (SAW)
35,000	5.00%, 01/15/25 (c)	40,480
120,000	5.00%, 07/15/25 (c)	142,254
	New York City Transitional Finance Authority Future Tax Secured Revenue (RB)
100,000	3.00%, 02/01/26 (c)	96,474
15,000	4.00%, 02/01/26	16,737
250,000	5.00%, 02/01/23 (c)	282,702
25,000	5.00%, 02/01/23 (c)	28,334
50,000	5.00%, 02/01/23 (c)	56,972
170,000	5.00%, 05/01/23 (c)	193,372
85,000	5.00%, 05/01/23 (c)	97,503
350,000	5.00%, 05/01/23 (c)	397,005
45,000	5.00%, 05/01/24 (c)	52,344
60,000	5.00%, 05/01/24 (c)	70,174
40,000	5.00%, 05/01/24 (c)	46,528
10,000	5.00%, 08/01/24 (c)	11,687
30,000	5.00%, 08/01/24 (c)	34,981
300,000	5.00%, 08/01/24 (c)	347,841
40,000	5.00%, 08/01/24 (c)	46,483
85,000	5.00%, 08/01/24 (c)	99,112
30,000	5.00%, 11/01/24	35,384
40,000	5.00%, 02/01/25	47,142
70,000	5.00%, 08/01/25 (c)	82,420
60,000	5.00%, 08/01/25 (c)	71,325
20,000	5.00%, 11/01/25 (c)	23,937
500,000	5.00%, 02/01/26 (c)	576,005
1,100,000	5.00%, 05/01/26 (c)	1,280,587
300,000	5.00%, 08/01/26 (c)	351,333
1,155,000	5.00%, 02/01/27 (c)	1,364,933
2,500,000	5.00%, 05/01/27 (c)	2,956,425
1,500,000	5.00%, 05/01/27 (c)	1,756,485
1,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series B (RB) 5.00%, 08/01/27 (c)	1,179,610
350,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-1 (RB) 5.00%, 08/01/27 (c)	410,000
100,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series C (RB) 5.00%, 05/01/25 (c)	118,954
	New York City Transitional Finance Authority Future Tax Secured Subordinate, Series A-1 (RB)
2,275,000	4.00%, 05/01/26 (c)	2,438,322
150,000	5.00%, 08/01/24	176,192
3,055,000	5.00%, 08/01/25 (c)	3,583,301
855,000	5.00%, 08/01/25 (c)	1,013,141
135,000	5.00%, 08/01/25 (c)	159,461
1,500,000	5.00%, 05/01/26 (c)	1,739,055
260,000	New York City Transitional Finance Authority Future Tax Secured Subordinate, Series B (RB) 5.00%, 08/01/24 (c)	302,141
	New York City Transitional Finance Authority Future Tax Secured Subordinate, Series B-1 (RB)
785,000	5.00%, 11/01/25 (c)	926,653
450,000	5.00%, 11/01/25 (c)	530,158
1,750,000	5.00%, 08/01/26 (c)	2,065,437
540,000	5.00%, 08/01/26 (c)	631,060
1,015,000	5.00%, 08/01/26 (c)	1,181,155
	New York City Transitional Finance Authority Future Tax Secured Subordinate, Series E-1 (RB)
1,000,000	5.00%, 02/01/26 (c)	1,163,660
1,500,000	5.00%, 02/01/26 (c)	1,752,540
2,115,000	5.00%, 02/01/26 (c)	2,481,064
	New York City Transitional Finance Authority Future Tax Secured Subordinate, Series F (RB)
1,250,000	4.00%, 02/01/26 (c)	1,326,412
1,035,000	5.00%, 02/01/26 (c)	1,209,253
1,030,000	5.00%, 02/01/26 (c)	1,198,570
425,000	New York City Transitional Finance Authority Future Tax Secured Subordinate, Series F-1 (RB) 5.00%, 02/01/23 (c)	479,306
690,000	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW) 5.00%, 01/15/26 (c)	797,543
255,000	New York City Transitional Finance Authority, Series A-1 (RB) 3.50%, 08/01/24 (c)	261,566
1,660,000	New York City Transitional Finance Authority, Series D-1 (RB) 5.00%, 02/01/24 (c)	1,906,742
625,000	New York City Transitional Finance Authority, Series F-1 (RB) 5.00%, 02/01/23 (c)	713,744
	New York City Transitional Finance Authority, Series I (RB)
575,000	5.00%, 05/01/23 (c)	653,137
360,000	5.00%, 05/01/23 (c)	410,450
	New York City Trust for Cultural Resources The Museum of Modern Art, Series 1-E (RB)
160,000	4.00%, 04/01/26	181,155
705,000	4.00%, 10/01/26 (c)	775,359
850,000	4.00%, 10/01/26 (c)	948,744
	New York City Water and Sewer System (RB)
15,000	5.00%, 06/15/25 (c)	17,809
80,000	5.00%, 06/15/25 (c)	94,622
60,000	5.00%, 06/15/25	71,776
40,000	5.00%, 06/15/25 (c)	47,311
	New York City, Series A (GO)
1,035,000	5.00%, 08/01/24	1,212,979
80,000	5.00%, 08/01/25	94,797
820,000	New York City, Series I (GO) 5.00%, 08/01/23 (c)	939,646
360,000	New York City, Series J (GO) 5.00%, 08/01/23 (c)	415,552
	New York State Dormitory Authority (RB)
200,000	4.00%, 07/01/26 (c)	213,390
45,000	5.00%, 02/15/23 (c)	51,275
10,000	5.00%, 02/15/24 (c)	11,495
35,000	5.00%, 03/15/24 (c)	40,300
90,000	5.00%, 03/15/24	105,590
60,000	5.00%, 03/15/24	70,393
75,000	5.00%, 07/01/24	88,430
10,000	5.00%, 10/01/24	11,801
15,000	5.00%, 02/15/25 (c)	17,638
125,000	5.00%, 02/15/25	147,431
35,000	5.00%, 02/15/25	41,281
10,000	5.00%, 03/15/25	11,865
75,000	5.00%, 03/15/25 (c)	86,734
20,000	5.00%, 03/15/25 (c)	23,513
100,000	5.00%, 03/15/25 (c)	117,779
45,000	5.00%, 03/15/25	53,163
20,000	5.00%, 07/01/25 (c)	23,086
20,000	5.00%, 07/01/25 (c)	23,159
50,000	5.00%, 07/01/25	59,041
70,000	5.00%, 07/01/25	82,866
15,000	5.00%, 07/01/25 (c)	17,802
200,000	5.00%, 07/01/25 (c)	230,570
30,000	5.00%, 07/01/25	35,291
205,000	5.00%, 09/15/25 (c)	241,283
110,000	5.00%, 09/15/25 (c)	130,985
170,000	5.00%, 09/15/25 (c)	199,444
500,000	5.00%, 09/15/25 (c)	582,450
50,000	5.00%, 09/15/25 (c)	59,117
285,000	5.00%, 09/15/25 (c)	335,659
20,000	5.00%, 10/01/25	24,148
20,000	5.00%, 10/01/25 (c)	23,376
10,000	5.00%, 10/01/25	12,074
20,000	5.00%, 04/01/26 (c)	23,932
110,000	5.00%, 04/01/26 (c)	132,715
260,000	5.00%, 07/01/26	314,746
150,000	5.00%, 07/01/26	178,544
60,000	5.00%, 07/01/26 (c)	72,226
60,000	5.00%, 07/01/26	72,634
540,000	5.00%, 08/15/26 (c)	641,817
25,000	5.00%, 09/15/26 (c)	29,311
45,000	5.00%, 09/15/26 (c)	52,948
25,000	5.00%, 09/15/26 (c)	29,521
40,000	5.00%, 10/01/26 (c)	46,996
250,000	5.00%, 07/01/27 (c)	296,142
250,000	5.00%, 07/01/27 (c)	299,580
25,000	5.00%, 10/01/27	30,892
230,000	New York State Dormitory Authority, Cornell University Revenue, Series A (RB) 5.00%, 07/01/26 (c)	271,851
770,000	New York State Dormitory Authority, Icahn School of Medicine Sinai, Series A (RB) 5.00%, 07/01/25 (c)	878,809
105,000	New York State Dormitory Authority, Long Island Jewish Obligated Group (RB) 5.00%, 05/01/25 (c)	121,252
505,000	New York State Dormitory Authority, Series 1 (RB) 4.00%, 07/01/27 (c)	545,279
1,000,000	New York State Dormitory Authority, Series A (RB) 2.80%, 07/01/25 (c)	1,002,650
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
100,000	5.00%, 02/15/23 (c)	112,668
795,000	5.00%, 02/15/24 (c)	919,203
810,000	5.00%, 02/15/24	944,006
1,550,000	5.00%, 02/15/24 (c)	1,778,005
250,000	5.00%, 02/15/24 (c)	290,130
1,500,000	5.00%, 02/15/25	1,769,175
1,760,000	5.00%, 03/15/25 (c)	2,052,776
1,040,000	5.00%, 08/15/26 (c)	1,236,092
715,000	5.00%, 02/15/27 (c)	840,432
	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
1,015,000	5.00%, 02/15/25 (c)	1,178,496
2,000,000	5.00%, 08/15/27 (c)	2,367,820
375,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/24 (c)	430,864
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
510,000	5.00%, 02/15/25 (c)	593,936
305,000	5.00%, 02/15/25 (c)	358,646
180,000	5.00%, 09/15/25 (c)	210,359
350,000	5.00%, 09/15/25 (c)	409,559
175,000	5.25%, 09/15/25 (c)	206,862
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
660,000	5.00%, 03/15/23 (c)	750,367
1,285,000	5.00%, 03/15/24 (c)	1,479,588
510,000	5.00%, 03/15/24 (c)	586,602
710,000	5.00%, 03/15/24 (c)	824,544
250,000	5.00%, 03/15/24 (c)	288,320
2,380,000	5.00%, 09/15/26 (c)	2,834,675
1,010,000	5.00%, 09/15/26 (c)	1,215,959
1,000,000	5.00%, 03/15/27 (c)	1,176,830
1,405,000	5.00%, 03/15/27 (c)	1,648,501
150,000	5.00%, 03/15/27 (c)	178,788
515,000	5.00%, 03/15/27 (c)	610,625
	New York State Dormitory Authority, State Sales Tax, Series B (RB)
1,640,000	5.00%, 09/15/25 (c)	1,912,896
340,000	5.00%, 09/15/25 (c)	397,344
10,000	New York State Environmental Facilities Corp., Master Finance Program, Series B (RB) 5.00%, 05/15/24 (c)	11,597
	New York State Environmental Facilities Corp., Master Finance Program, Series D (RB)
150,000	5.00%, 03/15/24	176,456
95,000	5.00%, 03/15/25 (c)	112,232
70,000	5.00%, 03/15/25 (c)	82,900
690,000	5.00%, 03/15/25 (c)	820,658
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB)
1,345,000	5.00%, 06/15/23 (c)	1,551,646
10,000	5.00%, 06/15/23 (c)	11,460
50,000	5.00%, 05/15/24 (c)	58,080
1,435,000	5.00%, 06/15/24 (c)	1,666,996
150,000	5.00%, 06/15/24 (c)	173,961
20,000	5.00%, 06/15/24 (c)	23,272
15,000	5.00%, 06/15/24 (c)	17,688
1,260,000	5.00%, 06/15/24 (c)	1,480,034
90,000	5.00%, 09/15/24	106,783
15,000	5.00%, 06/15/25 (c)	17,686
1,965,000	5.00%, 06/15/26 (c)	2,317,600
765,000	5.00%, 06/15/26 (c)	907,328
500,000	5.00%, 06/15/26 (c)	595,940
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series E (RB)
1,545,000	3.00%, 06/15/27 (c)	1,534,247
500,000	5.00%, 06/15/27 (c)	590,540
1,000,000	5.00%, 06/15/27 (c)	1,184,700
500,000	5.00%, 06/15/27	613,190
	New York State Thruway Authority, Series A (RB)
600,000	5.00%, 01/01/26 (c)	687,600
625,000	5.00%, 01/01/26 (c)	721,500
	New York State Thruway Authority, Series J (RB)
1,510,000	5.00%, 01/01/24 (c)	1,741,423
2,150,000	5.00%, 01/01/24 (c)	2,476,929
60,000	5.00%, 01/01/24	69,484
515,000	5.00%, 01/01/24 (c)	595,783
	New York State Thruway Authority, Series K (RB)
1,000,000	5.00%, 01/01/25 (c)	1,154,380
985,000	5.00%, 01/01/25 (c)	1,135,035
45,000	5.00%, 01/01/25	52,506
55,000	5.00%, 01/01/25 (c)	63,642
	New York State Thruway Authority, State Personal Income Tax, Series A (RB)
800,000	5.00%, 03/15/23 (c)	910,784
55,000	5.00%, 03/15/23 (c)	62,904
	New York State Urban Development Corp., State Personal Income, Series A (RB)
115,000	5.00%, 03/15/24 (c)	131,850
780,000	5.00%, 03/15/24 (c)	898,599
160,000	5.00%, 03/15/24 (c)	186,312
110,000	5.00%, 03/15/25	129,953
1,010,000	5.00%, 09/15/25 (c)	1,175,781
670,000	5.00%, 03/15/26 (c)	787,002
990,000	5.00%, 03/15/26	1,180,456
1,050,000	5.00%, 03/15/26 (c)	1,245,174
85,000	5.00%, 03/15/26 (c)	100,320
	New York State Urban Development Corp., State Personal Income, Series A-1 (RB)
170,000	5.00%, 03/15/23 (c)	194,786
55,000	5.00%, 03/15/23 (c)	62,302
1,115,000	5.00%, 03/15/23 (c)	1,264,767
	New York State Urban Development Corp., State Personal Income, Series B (RB)
1,100,000	5.00%, 03/15/24 (c)	1,273,371
100,000	5.00%, 09/15/25 (c)	118,156
60,000	5.00%, 09/15/25 (c)	71,354
	New York State Urban Development Corp., State Personal Income, Series C (RB)
510,000	5.00%, 03/15/23 (c)	580,360
1,295,000	5.00%, 03/15/23 (c)	1,466,937
1,025,000	5.00%, 03/15/23 (c)	1,159,500
690,000	5.00%, 03/15/23 (c)	786,628
75,000	5.00%, 03/15/23 (c)	85,935
2,000,000	5.00%, 09/15/27 (c)	2,365,040
	New York State Urban Development Corp., State Personal Income, Series E (RB)
90,000	5.00%, 03/15/23 (c)	101,949
235,000	5.00%, 03/15/23 (c)	266,932
20,000	5.00%, 03/15/23 (c)	22,801
10,000	Port Authority of New York and New Jersey, Series 178 (RB) 5.00%, 12/01/23 (c)	11,483
	Port Authority of New York and New Jersey, Series 179 (RB)
100,000	5.00%, 12/01/23 (c)	114,651
370,000	5.00%, 12/01/23 (c)	430,569
	Port Authority of New York and New Jersey, Series 183 (RB)
565,000	3.00%, 06/15/24 (c)	569,893
765,000	3.25%, 06/15/24 (c)	771,571
	Port Authority of New York and New Jersey, Series 184 (RB)
60,000	5.00%, 09/01/24 (c)	69,324
80,000	5.00%, 09/01/24 (c)	93,974
	Port Authority of New York and New Jersey, Series 189 (RB)
25,000	5.00%, 05/01/24	29,303
20,000	5.00%, 05/01/25	23,747
	Port Authority of New York and New Jersey, Series 190 (RB)
1,200,000	5.00%, 05/01/20 (c)	1,287,468
205,000	5.00%, 05/01/20 (c)	220,414
100,000	5.00%, 05/01/20 (c)	107,519
10,000	Port Authority of New York and New Jersey, Series 194 (RB) 5.00%, 10/15/24	11,811
	Port Authority of New York and New Jersey, Series 205 (RB)
1,000,000	5.00%, 11/15/27 (c)	1,194,700
840,000	5.00%, 11/15/27 (c)	1,013,972
	Sales Tax Asset Receivable Corp., Series A (RB)
335,000	3.00%, 10/15/24 (c)	341,529
3,140,000	5.00%, 10/15/24 (c)	3,667,991
1,200,000	5.00%, 10/15/24 (c)	1,406,664
45,000	5.00%, 10/15/24	53,397
285,000	5.00%, 10/15/24 (c)	336,807
130,000	5.00%, 10/15/24 (c)	152,831
110,000	5.00%, 10/15/24 (c)	128,645
615,000	State of New York Mortgage Agency, Homeowner Mortgage, Series 195 (RB) 3.00%, 04/01/25 (c)	606,827
525,000	State of New York Mortgage Agency, Homeowner Mortgage, Series 197 (RB) 2.60%, 04/01/25 (c)	497,054
	State of New York, Series A (GO)
25,000	5.00%, 03/01/23 (c)	28,815
150,000	5.00%, 03/01/23 (c)	173,835
110,000	5.00%, 03/15/24	130,028
10,000	Suffolk County Water Authority (RB) 4.00%, 06/01/25 (c)	10,811
1,070,000	Suffolk County, Series C (GO) 5.00%, 05/01/24 (c)	1,227,119
50,000	Town of Brookhaven NY (GO) 3.00%, 02/01/23 (c)	52,488
	Town of Brookhaven, Series A (GO)
90,000	3.00%, 02/01/23 (c)	93,737
250,000	4.00%, 02/01/23 (c)	271,307
	Town of Oyster Bay (GO) (AGM)
115,000	4.00%, 08/01/22 (c)	121,392
485,000	4.00%, 08/01/22 (c)	512,165
	Town of Oyster Bay, New York Public Improvement, Series A (GO) (AGM)
130,000	3.00%, 03/01/21 (c)	130,723
175,000	3.25%, 03/01/21 (c)	176,173
100,000	Town of Oyster Bay, New York Public Improvement, Series B (GO) (AGM) 4.00%, 11/01/20 (c)	104,362
	Triborough Bridge and Tunnel Authority, Series A (RB)
100,000	0.00%, 11/15/29 ^	68,547
1,020,000	0.00%, 11/15/30 ^	672,037
875,000	0.00%, 11/15/31 ^	553,472
1,305,000	5.00%, 05/15/23 (c)	1,496,182
900,000	5.00%, 05/15/23 (c)	1,029,915
5,560,000	5.00%, 05/15/23 (c)	6,389,608
25,000	5.00%, 11/15/24	29,632
40,000	5.00%, 11/15/25	48,195
20,000	5.00%, 05/15/26 (c)	23,688
45,000	5.00%, 05/15/27 (c)	54,853
	Triborough Bridge and Tunnel Authority, Series B (RB)
15,000	5.00%, 11/15/22 (c)	17,095
25,000	5.00%, 11/15/23	29,197
1,320,000	5.00%, 11/15/23 (c)	1,532,177
1,000,000	5.00%, 05/15/27 (c)	1,218,960
1,070,000	5.00%, 05/15/27 (c)	1,268,003
1,035,000	5.00%, 05/15/27 (c)	1,238,719
1,350,000	5.00%, 05/15/27 (c)	1,608,363
1,550,000	5.00%, 05/15/27 (c)	1,841,028
	Triborough Bridge and Tunnel Authority, Series C (RB)
1,000,000	5.00%, 11/15/27	1,226,510
500,000	5.00%, 11/15/28	620,730
	Utility Debt Securitization Authority (RB)
1,050,000	3.00%, 12/15/25 (c)	1,068,438
145,000	5.00%, 06/15/21 (c)	160,854
10,000	5.00%, 06/15/22 (c)	11,357
45,000	5.00%, 12/15/22 (c)	51,684
50,000	5.00%, 06/15/23 (c)	57,793
45,000	5.00%, 12/15/23 (c)	52,494
70,000	5.00%, 06/15/24 (c)	82,270
195,000	5.00%, 06/15/24 (c)	229,180
80,000	5.00%, 12/15/24 (c)	94,767
240,000	5.00%, 06/15/25 (c)	284,225
35,000	5.00%, 06/15/25 (c)	41,449
125,000	5.00%, 12/15/25 (c)	149,463
1,685,000	5.00%, 12/15/25 (c)	1,981,560
145,000	5.00%, 12/15/25 (c)	173,377
610,000	5.00%, 06/15/26 (c)	722,984
1,115,000	5.00%, 06/15/26 (c)	1,328,946
	Utility Debt Securitization Authority, Series E (RB)
1,400,000	5.00%, 12/15/23 (c)	1,626,422
1,705,000	5.00%, 12/15/23 (c)	1,983,819
1,080,000	5.00%, 12/15/23 (c)	1,258,567
25,000	Westchester County (GO) 5.00%, 11/15/24	29,772
		234,146,339
North Carolina: 1.1%
1,000,000	Buncombe County (RB) 5.00%, 06/01/25	1,182,630
450,000	Cape Fear Public Utility Authority, Water and Sewer System (RB) 4.00%, 08/01/26 (c)	490,941
70,000	Charlotte-Mecklenburg Hospital Authority, Series A (RB) 5.00%, 01/15/26	82,993
350,000	City of Raleigh, Combined Enterprise System, Series A (RB) 5.00%, 03/01/23 (c)	400,844
15,000	City of Raleigh, Series A (GO) 5.00%, 09/01/24	17,762
	County of Guilford (GO)
135,000	4.00%, 03/01/26	152,684
1,000,000	5.00%, 03/01/27	1,221,030
500,000	County of Wake NC, Series A (RB) 5.00%, 12/01/26 (c)	594,120
590,000	Forsyth County (GO) 3.00%, 03/01/27 (c)	577,356
	Mecklenburg County, Series A (GO)
900,000	4.00%, 04/01/27 (c)	994,392
1,000,000	4.00%, 04/01/27 (c)	1,116,070
	Mecklenburg County, Series B (GO)
250,000	2.00%, 12/01/26 (c)	218,360
10,000	5.00%, 12/01/24	11,892
500,000	5.00%, 12/01/25	602,180
85,000	North Carolina Capital Facilities Finance Agency (RB) 5.00%, 07/01/26 (c)	101,246
	North Carolina Medical Care Commission (RB)
10,000	4.00%, 06/01/26 (c)	10,793
15,000	5.00%, 06/01/26	17,954
500,000	5.00%, 10/01/27 (c)	582,100
350,000	North Carolina Medical Care Commission, Health Care Facilities, Series A (RB) 5.00%, 06/01/27	423,055
	North Carolina Municipal Power Agency No. 1, Series A (RB)
355,000	3.00%, 03/05/18 (c)	352,575
75,000	5.00%, 01/01/24	86,900
80,000	5.00%, 01/01/26 (c)	93,278
30,000	5.00%, 01/01/26 (c)	34,426
540,000	North Carolina State, Series C (RB) 5.00%, 05/01/24 (c)	629,500
500,000	North Carolina Turnpike Authority (RB) 5.00%, 01/01/27 (c)	577,695
	State of North Carolina (RB)
10,000	5.00%, 03/01/24	11,591
75,000	5.00%, 03/01/25 (c)	87,680
45,000	5.00%, 03/01/25	52,832
15,000	5.00%, 06/01/25	17,862
	State of North Carolina, Series A (RB)
95,000	2.25%, 05/01/23 (c)	93,168
500,000	5.00%, 06/01/26	604,750
	State of North Carolina, Series B (RB)
1,000,000	3.00%, 05/01/27 (c)	988,100
250,000	5.00%, 06/01/24	293,732
1,500,000	5.00%, 06/01/26 (c)	1,800,360
115,000	5.00%, 06/01/26	138,317
	State of North Carolina, Series C (RB)
1,085,000	5.00%, 05/01/24 (c)	1,247,034
1,475,000	5.00%, 05/01/24	1,736,458
	Wake County (RB)
75,000	4.00%, 12/01/26 (c)	81,202
30,000	5.00%, 12/01/25	35,892
	Wake County, Public Improvement (GO)
1,805,000	3.00%, 09/01/24 (c)	1,889,600
115,000	5.00%, 09/01/24	136,172
		19,787,526
North Dakota: 0.2%
1,000,000	County of Ward ND, Series C (RB) 5.00%, 06/01/28 (c)	1,103,490
	North Dakota Public Finance Authority, Series A (RB)
1,085,000	5.00%, 10/01/24 (c)	1,263,548
500,000	5.00%, 10/01/24 (c)	584,295
		2,951,333
Ohio: 2.3%
670,000	American Municipal Power, Inc., Prairie State Energy Campus, Series A (RB) 5.00%, 02/15/20 (c)	711,285
	City of Cincinnati, Series A (GO)
10,000	4.00%, 12/01/24	11,122
50,000	4.00%, 12/01/25	55,679
20,000	5.00%, 12/01/23	23,214
15,000	5.00%, 12/01/24	17,681
500,000	City of Cleveland, Income Tax Revenue, Series B-2 (RB) 5.00%, 04/01/28 (c)	582,735
	City of Columbus OH, Series 1 (GO)
250,000	4.00%, 04/01/27	280,535
200,000	4.00%, 10/01/27 (c)	221,084
250,000	5.00%, 10/01/27 (c)	304,792
750,000	5.00%, 10/01/27 (c)	909,345
	City of Columbus, Ohio Sewerage Revenue (RB)
300,000	5.00%, 12/01/24 (c)	349,272
250,000	5.00%, 12/01/24 (c)	287,320
25,000	5.00%, 12/01/24 (c)	29,573
500,000	5.00%, 12/01/24 (c)	584,870
	City of Columbus, Series A (GO)
1,475,000	3.00%, 02/15/24 (c)	1,520,253
800,000	4.00%, 02/15/24 (c)	868,712
35,000	4.00%, 08/15/24	39,041
1,075,000	5.00%, 02/15/24 (c)	1,254,181
	City of Columbus, Various Purpose, Series A (GO)
500,000	3.00%, 07/01/25 (c)	508,660
750,000	3.00%, 07/01/25 (c)	776,257
300,000	3.00%, 07/01/25 (c)	303,183
960,000	3.00%, 08/15/25 (c)	953,645
750,000	3.10%, 07/01/25 (c)	757,432
1,450,000	3.20%, 07/01/25 (c)	1,463,354
75,000	5.00%, 07/01/24	88,331
1,000,000	City of Toledo, Water System Revenue (RB) 5.00%, 05/15/23 (c)	1,133,630
10,000	Cleveland Municipal School District, Series A (GO) (SD CRED PROG) 5.00%, 06/01/23 (c)	11,208
1,000,000	County of Allen OH Hospital Facilities Revenue, Series A (RB) 5.00%, 02/01/28 (c)	1,160,400
1,000,000	County of Butler OH (RB) 5.00%, 11/15/27 (c)	1,144,740
250,000	County of Cuyahoga OH (RB) 5.00%, 02/15/27 (c)	279,655
	Cuyahoga County (RB)
350,000	3.13%, 12/01/24 (c)	345,530
30,000	5.00%, 06/01/24 (c)	34,574
100,000	5.00%, 02/15/27 (c)	110,798
290,000	Cuyahoga County, Convention Hotel Project (CP) 5.00%, 06/01/24 (c)	325,870
85,000	Cuyahoga County, Various Purpose (RB) 3.00%, 12/01/24 (c)	83,220
	Dayton City School District (GO) (SD CRED PROG)
205,000	5.00%, 11/01/26	242,210
35,000	5.00%, 11/01/28	41,851
95,000	5.00%, 11/01/29	114,003
750,000	Dayton Metro Library, Series A (GO) 3.25%, 12/01/21 (c)	753,202
15,000	Franklin County Convention Facilities Authority (RB) 5.00%, 12/01/24 (c)	17,341
	Franklin County, Ohio Hospital Facilities Revenue, Ohiohealth Corp. (RB)
1,055,000	5.00%, 05/15/23 (c)	1,192,055
70,000	5.00%, 05/15/23 (c)	80,142
	Franklin County, Series A (RB)
145,000	5.00%, 11/01/27 (c)	170,956
125,000	5.00%, 11/01/27 (c)	147,843
100,000	5.00%, 11/01/27 (c)	118,555
340,000	Hamilton County, Ohio Sales Tax Revenue, Series A (RB) 5.00%, 12/01/26 (c)	398,439
	Hamilton County, Ohio Sewer System Revenue, Series A (RB)
100,000	5.00%, 12/01/24 (c)	115,537
375,000	5.00%, 12/01/24 (c)	434,539
	Kent State University (RB)
35,000	5.00%, 05/01/25	41,095
20,000	5.00%, 05/01/26 (c)	23,574
20,000	Miami University (RB) 5.00%, 09/01/25	23,660
	Ohio Turnpike & Infrastructure Commission, Series A (RB)
500,000	5.00%, 02/15/28 (c)	585,370
500,000	5.00%, 02/15/28 (c)	588,680
500,000	5.00%, 02/15/28 (c)	592,010
125,000	Ohio Water Development Authority, Fresh Water, Series A (RB)
	5.00%, 06/01/26 (c)	148,988
	Ohio Water Development Authority, Fresh Water, Series B (RB)
140,000	5.00%, 06/01/26 (c)	164,672
1,000,000	5.00%, 12/01/26 (c)	1,182,180
200,000	5.00%, 12/01/26 (c)	237,474
90,000	Ohio Water Development Authority, Water Pollution Control (RB) 5.00%, 12/01/24	106,399
	Ohio Water Development Authority, Water Pollution Control, Series A (RB)
10,000	5.00%, 06/01/25	11,886
45,000	5.00%, 12/01/25	53,838
	Ohio Water Development Authority, Water Pollution Control, Series B (RB)
50,000	5.00%, 12/01/25 (c)	59,464
20,000	5.00%, 12/01/25 (c)	23,738
40,000	5.00%, 12/01/25 (c)	47,792
30,000	5.00%, 12/01/25 (c)	35,797
	State of Ohio (GO)
65,000	4.00%, 05/01/24	72,395
1,350,000	5.00%, 03/15/24 (c)	1,546,965
25,000	5.00%, 03/15/24 (c)	28,602
30,000	5.00%, 12/15/24	35,516
25,000	5.00%, 08/01/25	29,776
115,000	5.00%, 01/01/27	138,659
	State of Ohio Hospital, Cleveland Clinic Health System, Series A (RB)
760,000	4.00%, 01/01/28 (c)	806,026
115,000	5.00%, 01/01/28 (c)	137,427
100,000	5.00%, 01/01/28 (c)	117,320
	State of Ohio, Highway Capital Improvement, Series R (GO)
2,515,000	5.00%, 05/01/24 (c)	2,962,418
1,000,000	5.00%, 05/01/24 (c)	1,177,900
530,000	State of Ohio, Highway Capital Improvement, Series S (GO) 5.00%, 05/01/26 (c)	626,873
1,000,000	State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 05/01/27 (c)	1,184,370
225,000	State of Ohio, Major New State Infrastructure Project (RB) 5.00%, 06/15/26 (c)	265,374
500,000	State of Ohio, Parks and Recreation Improvement, Series C (RB) 5.00%, 12/01/26 (c)	591,090
100,000	State of Ohio, Series 1 (RB) 5.00%, 12/15/24	117,550
3,000,000	State of Ohio, Series A (GO) 5.00%, 09/15/26	3,619,560
100,000	State of Ohio, Series B (GO) 4.00%, 03/01/24 (c)	109,653
385,000	State of Ohio, Series C (GO) 5.00%, 08/01/27	468,830
1,345,000	State of Ohio, University Hospitals Health System, Series A (RB) 5.00%, 01/15/23 (c)	1,495,411
35,000	University of Akron, Series A (RB) 5.00%, 01/01/25 (c)	40,140
		40,856,326
Oklahoma: 0.4%
1,690,000	Canadian County Educational Facilities Authority (RB) 3.00%, 09/01/26 (c)	1,676,886
	Grand River Dam Authority, Series A (RB)
1,065,000	5.00%, 06/01/24 (c)	1,225,346
50,000	5.00%, 06/01/24	58,423
130,000	5.00%, 06/01/24 (c)	151,564
110,000	5.00%, 06/01/24 (c)	126,771
125,000	5.00%, 06/01/26	149,299
120,000	5.00%, 12/01/26 (c)	141,139
85,000	5.00%, 12/01/26 (c)	100,632
	Oklahoma Capitol Improvement Authority (RB)
10,000	5.00%, 07/01/24 (c)	11,627
35,000	5.00%, 07/01/24 (c)	40,244
120,000	5.00%, 07/01/24	140,465
40,000	5.00%, 07/01/26 (c)	47,478
1,025,000	Oklahoma Capitol Improvement Authority, Series A (RB) 5.00%, 07/01/24 (c)	1,169,443
	Oklahoma City Water Utilities Trust, Water and Sewer Revenue (RB)
40,000	5.00%, 07/01/23 (c)	45,884
115,000	5.00%, 07/01/23 (c)	133,129
15,000	Oklahoma Development Finance Authority (RB) 5.00%, 08/15/25 (c)	17,139
35,000	Oklahoma Water Resources Board (RB) 5.00%, 04/01/25	41,512
	Tulsa County Industrial Authority (RB)
15,000	5.00%, 09/01/23	17,305
40,000	5.00%, 09/01/24	46,772
500,000	5.00%, 09/01/25 (c)	584,695
500,000	Tulsa Public Facilities Authority (RB) 3.00%, 06/01/25	515,960
30,000	University of Oklahoma (RB) 5.00%, 07/01/25 (c)	34,520
		6,476,233
Oregon: 1.0%
	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, Series B (GO) (SBG)
100,000	4.00%, 06/15/22 (c)	108,108
25,000	5.00%, 06/15/23	28,855
385,000	City of Eugene, Electric Utility System Revenue, Series A (RB) 4.00%, 08/01/26 (c)	414,888
25,000	City of Portland, Sewer System, Series A (RB) 5.00%, 06/01/24	29,406
	Multnomah and Clackamas Counties School District No. 10JT (GO) (SBG)
930,000	0.00%, 06/15/27 (c) ^	527,236
1,030,000	0.00%, 06/15/27 (c) ^	613,458
500,000	Multnomah and Clackamas Counties School District No. 7J (GO) (SBG) 4.00%, 06/01/27 (c)	538,305
500,000	North Clackamas School District No. 12 (GO) (SBG) 5.00%, 06/15/24 (c)	582,445
200,000	Oregon Health and Science University, Series B (RB) 5.00%, 07/01/26 (c)	232,288
35,000	Oregon State Facilities Authority (RB) 5.00%, 06/01/24	40,873
	Oregon State Lottery (RB)
60,000	5.00%, 04/01/24	70,350
25,000	5.00%, 04/01/24 (c)	29,123
80,000	5.00%, 04/01/25 (c)	95,061
125,000	Sherwood School District No. 88J, Series B (GO) (SBG) 5.00%, 06/15/27 (c)	147,521
	State of Oregon (GO)
55,000	5.00%, 11/01/23 (c)	63,720
10,000	5.00%, 05/01/26 (c)	11,893
	State of Oregon Department of Transportation (RB)
60,000	5.00%, 11/15/24 (c)	70,205
35,000	5.00%, 11/15/24 (c)	41,436
	State of Oregon Department of Transportation, Highway User Tax, Senior Lien, Series A (RB)
295,000	5.00%, 11/15/23	343,997
745,000	5.00%, 11/15/24 (c)	876,835
1,750,000	5.00%, 11/15/24 (c)	2,058,472
1,500,000	5.00%, 11/15/24 (c)	1,760,265
115,000	5.00%, 11/15/24 (c)	135,509
250,000	5.00%, 11/15/24 (c)	293,895
225,000	5.00%, 11/15/24	266,688
1,010,000	State of Oregon, Department of Administrative Services, Lottery Revenue, Series A (RB) 5.00%, 04/01/27 (c)	1,221,140
	State of Oregon, Department of Administrative Services, Lottery Revenue, Series D (RB)
1,010,000	5.00%, 04/01/25 (c)	1,192,790
1,860,000	5.00%, 04/01/25 (c)	2,206,090
450,000	State of Oregon, Higher Education, Series I (GO) 4.00%, 08/01/27 (c)	490,054
	State of Oregon, Series A (GO)
550,000	5.00%, 08/01/23 (c)	630,250
180,000	5.00%, 08/01/23 (c)	206,766
500,000	State of Oregon, Series F (GO) 5.00%, 05/01/23 (c)	574,620
350,000	Washington and Clackamas Counties, Tigard-Tualatin School District No. 23 (GO) (SBG) 5.00%, 06/15/26	419,499
	Washington and Multnomah Counties, Beaverton School District 48, Series B (GO) (SBG)
115,000	5.00%, 06/15/24 (c)	132,194
750,000	5.00%, 06/15/24 (c)	870,285
325,000	Washington County (GO) 5.00%, 03/01/25	385,999
		17,710,519
Pennsylvania: 3.8%
	Allegheny County Sanitary Authority, Sewer Revenue (RB) (AGM)
10,000	5.00%, 12/01/25	11,846
1,290,000	5.00%, 12/01/25 (c)	1,493,175
670,000	Allegheny County, Series C-75 (GO) 5.00%, 11/01/26 (c)	784,195
475,000	Bensalem Township School District (GO) (SAW) 5.00%, 12/01/23 (c)	545,148
750,000	Chester County, Series A (GO) 4.00%, 07/15/26 (c)	830,407
400,000	City of Philadelphia (GO) (AGM) 5.00%, 08/01/27 (c)	469,296
1,000,000	City of Philadelphia, Pennsylvania Gas Works, Series 14 (RB) 5.00%, 10/01/26 (c)	1,150,730
	City of Philadelphia, Series A (GO)
1,000,000	5.00%, 08/01/25 (c)	1,147,850
100,000	5.00%, 08/01/27 (c)	115,350
750,000	5.00%, 08/01/27 (c)	869,805
750,000	5.00%, 08/01/27 (c)	873,165
	City of Philadelphia, Water and Wastewater Revenue (RB)
20,000	5.00%, 10/01/24	23,399
85,000	5.00%, 10/01/25	100,319
85,000	5.00%, 10/01/26	100,949
10,000	City of Philadelphia, Water and Wastewater Revenue, Series A (RB) 5.00%, 07/01/24 (c)	11,492
10,000	City of Philadelphia, Water and Wastewater Revenue, Series B (RB) 5.00%, 07/01/25 (c)	11,558
500,000	Commonwealth Financing Authority (RB) 5.00%, 06/01/25 (c)	567,460
200,000	Commonwealth Financing Authority, Series A (RB) 5.00%, 06/01/25 (c)	226,420
	Commonwealth of Pennsylvania (GO)
2,500,000	3.00%, 01/01/27 (c)	2,431,900
350,000	4.00%, 08/15/25 (c)	367,657
1,500,000	4.00%, 01/01/27 (c)	1,586,430
500,000	5.00%, 01/15/24	571,410
230,000	5.00%, 03/15/25 (c)	258,812
200,000	5.00%, 03/15/25 (c)	230,306
25,000	5.00%, 08/15/25	28,971
1,720,000	5.00%, 08/15/25 (c)	1,952,957
1,285,000	Commonwealth of Pennsylvania, First Refunding Series (GO) 5.00%, 09/15/25	1,490,150
	Commonwealth of Pennsylvania, First Series (GO)
1,575,000	5.00%, 04/01/23 (c)	1,815,707
500,000	5.00%, 06/15/24 (c)	588,620
500,000	5.00%, 06/15/24	575,070
225,000	5.00%, 06/15/24 (c)	258,926
650,000	5.00%, 03/15/25 (c)	740,356
1,430,000	5.00%, 03/15/25 (c)	1,617,945
3,020,000	5.00%, 09/15/26	3,525,578
	Commonwealth of Pennsylvania, Second Series (GO) (AGM)
395,000	3.00%, 09/15/26 (c)	372,153
300,000	4.00%, 10/15/23 (c)	319,659
1,395,000	4.00%, 09/15/26 (c)	1,487,112
500,000	5.00%, 10/15/23 (c)	570,030
1,000,000	5.00%, 10/15/23 (c)	1,130,370
920,000	5.00%, 10/15/23 (c)	1,040,980
455,000	5.00%, 10/15/23 (c)	521,339
525,000	5.00%, 10/15/23 (c)	602,758
165,000	5.00%, 10/15/23 (c)	185,950
1,775,000	5.00%, 09/15/26	2,072,153
210,000	5.00%, 01/15/27 (c)	245,272
20,000	Dauphin County General Authority (RB) 4.00%, 06/01/26 (c)	20,865
	Delaware River Port Authority (RB)
100,000	5.00%, 01/01/24 (c)	113,662
200,000	5.00%, 01/01/24 (c)	226,972
	Douphin Country General Authority Health System, Series A (RB)
1,525,000	3.00%, 06/01/26 (c)	1,412,714
420,000	4.00%, 06/01/26 (c)	436,922
	Lancaster County Hospital Authority (RB)
70,000	5.00%, 08/15/23	80,834
305,000	5.00%, 08/15/26	365,356
	Pennsylvania Economic Development Financing Authority (RB)
75,000	5.00%, 03/15/24	86,960
385,000	5.00%, 09/15/26 (c)	445,942
100,000	Pennsylvania Gas Works Revenue, Thirteenth Series (RB) 5.00%, 08/01/24	115,295
	Pennsylvania Higher Educational Facilities Authority, Series A (RB)
1,000,000	3.38%, 11/15/27 (c)	963,690
725,000	4.00%, 08/15/26 (c)	791,794
275,000	5.00%, 08/15/27 (c)	324,063
250,000	5.00%, 08/15/27 (c)	291,647
500,000	5.00%, 08/15/27 (c)	598,480
985,000	Pennsylvania Higher Educational Facilities Authority, Series AT-1 (RB) 5.00%, 06/15/26 (c)	1,139,290
1,000,000	Pennsylvania Higher Educational Facilities Authority, Series C (RB) 5.00%, 08/15/25	1,186,590
40,000	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania, Health System, Series A (RB) 5.00%, 08/15/22 (c)	45,253
700,000	Pennsylvania Housing Finance Agency, Series 121 (RB) 2.80%, 10/01/25 (c)	666,939
300,000	Pennsylvania Housing Finance Agency, Series 124B (RB) 3.20%, 10/01/26 (c)	296,181
125,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 119 (RB) 3.20%, 04/01/25 (c)	123,360
20,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 122 (RB) 3.65%, 04/01/26 (c)	20,497
250,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 123B (RB) 3.45%, 10/01/26 (c)	252,798
20,000	Pennsylvania State University (RB) 5.00%, 09/01/26 (c)	23,535
	Pennsylvania Turnpike Commission (RB)
25,000	5.00%, 06/01/23	28,381
550,000	5.00%, 12/01/25 (c)	626,648
15,000	5.00%, 12/01/26 (c)	17,000
110,000	5.00%, 12/01/26 (c)	129,945
40,000	5.00%, 12/01/26 (c)	46,875
60,000	5.00%, 12/01/26 (c)	69,046
1,000,000	5.00%, 06/01/27 (c)	1,145,030
	Pennsylvania Turnpike Commission, Second Series B (RB)
1,060,000	3.00%, 06/01/26 (c)	969,805
720,000	3.00%, 06/01/26 (c)	666,626
2,460,000	4.00%, 06/01/26 (c)	2,535,547
	Pennsylvania Turnpike Commission, Series A (RB)
370,000	5.00%, 12/01/24 (c)	421,012
310,000	5.00%, 12/01/26 (c)	361,435
750,000	5.00%, 12/01/26 (c)	868,732
300,000	Pennsylvania Turnpike Commission, Series A-1 (RB) 5.00%, 06/01/25 (c)	343,881
510,000	Pennsylvania Turnpike Commission, Series B (RB) (AGM) 5.00%, 06/01/27 (c)	583,083
	Pennsylvania Turnpike Commission, Series C (RB)
430,000	5.00%, 12/01/24 (c)	493,322
1,000,000	5.50%, 12/01/23 (c)	1,195,340
	Philadelphia Authority for Industrial Development (RB)
10,000	5.00%, 04/01/25 (c)	11,454
930,000	5.00%, 04/01/25 (c)	1,058,703
	Philadelphia Gas Works Co., Fourteenth Series (RB)
1,000,000	5.00%, 10/01/25	1,166,520
1,000,000	5.00%, 10/01/26 (c)	1,140,090
1,030,000	5.00%, 10/01/26 (c)	1,178,495
1,015,000	5.00%, 10/01/26 (c)	1,163,829
1,000,000	Philadelphia School District, Series F (GO) (SAW) 5.00%, 09/01/25	1,128,900
270,000	St. Mary Hospital Authority, Catholic Health East Issue, Series A (RB) 5.25%, 05/15/20 (c)	291,964
	State Public School Building Authority (RB) (AGM) (SAW)
260,000	5.00%, 12/01/26 (c)	286,486
1,000,000	5.00%, 12/01/26 (c)	1,127,630
965,000	Westmoreland County Municipal Authority (RB) 5.00%, 08/15/25 (c)	1,116,843
		66,123,396
Rhode Island: 0.3%
100,000	Rhode Island Commerce Corp., Series A (RB) 5.00%, 06/15/24	116,813
	Rhode Island Commerce Corp., Series B (RB)
230,000	5.00%, 06/15/25	272,039
225,000	5.00%, 06/15/26 (c)	262,244
220,000	5.00%, 06/15/26 (c)	259,296
	Rhode Island Health and Educational Building Corp., Series A (RB)
1,000,000	4.00%, 05/15/26 (c)	1,078,940
40,000	5.00%, 05/15/24	46,134
385,000	5.00%, 05/15/25 (c)	444,024
110,000	5.00%, 05/15/26 (c)	128,756
50,000	State of Rhode Island (GO) 5.00%, 08/01/24	58,236
	State of Rhode Island, Series D (GO)
1,000,000	5.00%, 08/01/24 (c)	1,161,430
250,000	5.00%, 08/01/24 (c)	291,177
200,000	5.00%, 08/01/24	232,942
		4,352,031
South Carolina: 1.0%
	Berkeley County, South Carolina School District, Series A (GO)
355,000	3.00%, 03/01/24 (c)	365,355
150,000	3.00%, 03/01/24 (c)	155,493
	Charleston Educational Excellence Finance Corp. (RB)
25,000	4.00%, 12/01/23 (c)	26,423
300,000	5.00%, 12/01/23	347,859
950,000	5.00%, 12/01/23 (c)	1,080,292
255,000	5.00%, 12/01/23 (c)	291,164
120,000	5.00%, 12/01/23 (c)	138,288
40,000	5.00%, 12/01/23 (c)	45,813
25,000	5.00%, 12/01/24 (c)	28,851
150,000	5.00%, 12/01/24 (c)	171,083
895,000	5.00%, 12/01/24	1,053,719
80,000	5.00%, 12/01/24 (c)	92,811
50,000	Charleston Educational Excellence Finance Corp. Installment Purchase Revenue Refunding, Series B (RB) 5.00%, 12/01/23 (c)	58,036
100,000	Dorchester County School District No. 2, Series A (GO) 4.00%, 03/01/24 (c)	108,176
	Greenwood Fifty Schools Facilities, Inc., Greenwood School District No. 50 (RB)
100,000	3.00%, 06/01/26 (c)	97,700
135,000	3.13%, 06/01/26 (c)	133,425
175,000	3.25%, 06/01/26 (c)	174,995
250,000	5.00%, 06/01/26 (c)	293,240
40,000	Horry County School District, Series A (GO) 5.00%, 03/01/24	46,863
480,000	Kershaw County Public School District (RB) 3.38%, 12/01/25 (c)	485,098
325,000	Lancaster County School District (GO) 3.25%, 03/01/27 (c)	326,521
	South Carolina Jobs Economic Development Authority, Bon Secours Health System Obligated Group (RB)
1,000,000	3.75%, 11/01/22 (c)	1,040,560
350,000	5.00%, 11/01/22 (c)	388,759
	South Carolina Jobs-Economic Development Authority, Palmetto Health, Series A (RB)
220,000	5.00%, 08/01/23 (c)	234,333
395,000	5.25%, 08/01/23 (c)	426,632
	South Carolina Public Service Authority, Series A (RB)
40,000	5.00%, 12/01/23	45,931
280,000	5.00%, 12/01/24	325,030
235,000	5.00%, 06/01/25 (c)	269,207
50,000	5.00%, 06/01/25 (c)	57,961
200,000	5.00%, 06/01/26 (c)	229,920
1,145,000	5.00%, 06/01/26 (c)	1,301,796
95,000	5.00%, 06/01/26 (c)	108,309
45,000	South Carolina Public Service Authority, Series B (RB) 5.00%, 12/01/26 (c)	51,484
	South Carolina Public Service Authority, Series C (RB)
75,000	5.00%, 12/01/23	86,120
1,560,000	5.00%, 12/01/24 (c)	1,753,393
100,000	5.00%, 12/01/24	116,082
390,000	5.00%, 12/01/24 (c)	448,219
110,000	5.00%, 12/01/24 (c)	124,144
1,000,000	South Carolina State, Clemson University, Series A (GO) (SAW) 4.00%, 10/01/27 (c)	1,112,600
	South Carolina Transportation Infrastructure Bank (RB)
3,465,000	2.25%, 10/01/25 (c)	2,937,211
65,000	3.38%, 10/01/22 (c)	65,347
25,000	5.00%, 10/01/23	28,866
25,000	5.00%, 10/01/24	29,232
10,000	South Carolina Transportation Infrastructure Bank, Series B (RB) 3.63%, 10/01/22 (c)	10,126
	York County, South Carolina Fort Mill School District No. 4, Series B (GO)
500,000	3.00%, 03/01/27 (c)	478,370
325,000	3.00%, 03/01/27 (c)	313,859
		17,504,696
South Dakota: 0.0%
175,000	South Dakota Health & Educational Facilities Authority (RB) 5.00%, 09/01/27 (c)	202,517
10,000	South Dakota Housing Development Authority (RB) 3.40%, 11/01/24 (c)	10,207
		212,724
Tennessee: 1.0%
725,000	City of Chattanooga, Electric System, Series A (RB) 5.00%, 09/01/25	865,454
535,000	City of Knoxville, Wastewater System Revenue, Series A (RB) 3.00%, 04/01/21 (c)	535,792
	City of Memphis, Series A (GO)
10,000	5.00%, 11/01/23 (c)	11,639
275,000	5.00%, 04/01/25	325,768
490,000	Knox County Health Educational and Housing Facility Board (RB) 5.00%, 04/01/27 (c)	556,219
1,000,000	Memphis-Shelby County Industrial Development Board (RB) 5.00%, 11/01/26 (c)	1,171,290
400,000	Metropolitan Government of Nashville & Davidson County TN, Series C (GO) 5.00%, 07/01/25 (c)	472,028
	Metropolitan Government of Nashville and Davidson County (GO)
915,000	2.50%, 07/01/26 (c)	872,590
545,000	4.00%, 07/01/26 (c)	587,772
1,600,000	4.00%, 07/01/26 (c)	1,718,160
2,585,000	4.00%, 07/01/27 (c)	2,775,825
1,700,000	4.00%, 07/01/27 (c)	1,884,093
335,000	4.00%, 07/01/27	375,719
915,000	4.75%, 07/01/26	1,068,061
325,000	5.00%, 07/01/23 (c)	369,600
100,000	5.00%, 01/01/26	118,875
25,000	5.00%, 07/01/26 (c)	29,343
235,000	5.00%, 07/01/26 (c)	276,983
	Metropolitan Government of Nashville and Davidson County, Vanderbilt University Center, Series A (RB)
90,000	5.00%, 07/01/26 (c)	102,362
600,000	5.00%, 07/01/26 (c)	684,798
200,000	Shelby County Health Educational and Housing Facilities Board (RB) 5.00%, 05/01/27 (c)	235,442
	State of Tennessee (GO)
25,000	5.00%, 08/01/24	29,515
15,000	5.00%, 09/01/24 (c)	17,751
35,000	5.00%, 08/01/26 (c)	42,407
500,000	State of Tennessee, Series B (GO) 2.00%, 10/01/20 (c)	490,895
	Tennessee State School Bond Authority Higher Education Facilities Second Program, Series A (RB)
150,000	5.00%, 11/01/27 (c)	179,814
250,000	5.00%, 11/01/27	304,970
	Tennessee State School Bond Authority Higher Education Facilities Second Program, Series B (RB)
20,000	5.00%, 11/01/25 (c)	23,827
30,000	5.00%, 11/01/25	35,882
	Tennessee State School Bond Authority, Series A (RB)
395,000	5.00%, 11/01/27 (c)	470,149
750,000	5.00%, 11/01/27 (c)	906,225
		17,539,248
Texas: 10.3%
	Aldine Independent School District, Series A (GO)
1,000,000	4.00%, 02/15/27 (c)	1,071,260
675,000	4.00%, 02/15/27 (c)	720,353
130,000	5.00%, 02/15/25 (c)	152,036
700,000	5.00%, 02/15/27 (c)	833,266
1,000,000	5.00%, 02/15/27 (c)	1,196,610
	Allen Independent School District (GO)
60,000	5.00%, 02/15/25	70,767
15,000	5.00%, 02/15/26	17,859
	Alvin Independent School District, Series A (GO)
500,000	5.00%, 02/15/26 (c)	584,935
85,000	5.00%, 02/15/26 (c)	99,843
40,000	5.00%, 02/15/26 (c)	47,207
	Arlington Independent School District (GO)
50,000	5.00%, 02/15/25 (c)	58,724
10,000	5.00%, 02/15/25	11,823
	Austin Convention Enterprises, Inc., Series A (RB)
145,000	5.00%, 01/01/27 (c)	167,408
665,000	5.00%, 01/01/27 (c)	777,398
345,000	5.00%, 01/01/27 (c)	406,586
	Austin Convention Enterprises, Inc., Series B (RB)
500,000	5.00%, 01/01/27 (c)	564,755
500,000	5.00%, 01/01/27 (c)	568,890
500,000	Austin Independent School District (GO) 4.00%, 08/01/26 (c)	536,480
	Austin Independent School District, Series B (GO)
780,000	5.00%, 08/01/24	918,271
500,000	5.00%, 08/01/26 (c)	595,580
100,000	Austin Independent School District, Series C (GO) 5.00%, 08/01/26 (c)	118,025
500,000	Bexar County (GO) 4.00%, 06/15/25 (c)	533,850
	Bexar County Hospital District (GO)
725,000	5.00%, 02/15/24	833,402
1,350,000	5.00%, 02/15/25	1,567,458
50,000	5.00%, 02/15/26 (c)	57,866
100,000	Birdville Independent School District (GO) 5.00%, 02/15/25	118,016
250,000	Birdville Independent School District, Series B (GO) 5.00%, 02/15/25 (c)	290,970
535,000	Board of Regents of Texas A&M University System, Series A (RB) 5.50%, 07/01/25 (c)	655,568
1,325,000	Board of Regents of Texas A&M University System, Series C (RB) 5.00%, 05/15/25	1,567,581
330,000	Board of Regents of the University of Texas System (RB) 5.00%, 08/15/24	388,601
	Board of Regents of the University of Texas System, Series A (RB)
930,000	5.00%, 03/15/25 (c)	1,088,686
525,000	5.00%, 07/01/25 (c)	615,247
	Board of Regents of the University of Texas System, Series B (RB)
100,000	5.00%, 08/15/24 (c)	116,297
75,000	5.00%, 08/15/25	89,395
125,000	5.00%, 07/01/26 (c)	149,310
70,000	5.00%, 08/15/26	84,331
	Board of Regents of the University of Texas System, Series D (RB)
785,000	5.00%, 08/15/24	924,400
180,000	5.00%, 08/15/25	214,547
	Board of Regents of the University of Texas System, Series E (RB)
65,000	5.00%, 08/15/24	76,543
140,000	5.00%, 08/15/26	168,662
520,000	5.00%, 08/15/27	632,642
	Board of Regents of the University of Texas System, Series J (RB)
85,000	5.00%, 08/15/24	100,094
20,000	5.00%, 08/15/25	23,839
25,000	5.00%, 08/15/26 (c)	29,905
250,000	Board of Regents of University of North Texas, Series A (RB) 5.00%, 04/15/27	299,497
500,000	Brownsville Utilities System Revenue, Series A (RB) 5.00%, 09/01/23 (c)	563,060
	Central Texas Regional Mobility Authority, Senior Lien (RB)
250,000	5.00%, 01/01/26 (c)	282,727
625,000	5.00%, 01/01/26 (c)	710,106
60,000	5.00%, 01/01/26 (c)	69,080
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
230,000	5.00%, 01/01/23 (c)	251,636
100,000	5.00%, 07/01/25 (c)	111,934
400,000	5.00%, 07/01/25 (c)	452,816
	Central Texas Turnpike System, Series C (RB)
150,000	5.00%, 08/15/24	175,239
30,000	5.00%, 08/15/24 (c)	33,860
500,000	Cities of Dallas and Fort Worth International Airport Joint Revenue, Series F (RB) 5.00%, 11/01/23 (c)	575,760
150,000	City of Arlington, Texas Senior Lien Special Tax (AGM) (ST) 5.00%, 02/15/25 (c)	174,162
	City of Austin (GO)
40,000	5.00%, 09/01/24	46,960
15,000	5.00%, 09/01/25 (c)	17,929
	City of Austin, Electric Utility Revenue, Series A (RB)
55,000	5.00%, 11/15/24	64,809
40,000	5.00%, 11/15/25 (c)	46,972
35,000	5.00%, 11/15/25	41,591
	City of Austin, Water and Wastewater System Revenue (RB)
650,000	5.00%, 05/15/24 (c)	745,589
1,025,000	5.00%, 05/15/24 (c)	1,178,319
1,030,000	5.00%, 05/15/24 (c)	1,189,907
1,400,000	5.00%, 11/15/26 (c)	1,652,714
190,000	5.00%, 11/15/26 (c)	224,785
	City of Austin, Water and Wastewater System Revenue, Series A (RB)
840,000	3.70%, 05/15/23 (c)	887,888
50,000	5.00%, 05/15/23 (c)	57,461
	City of Dallas (GO)
500,000	5.00%, 02/15/24 (c)	563,355
1,175,000	5.00%, 02/15/24 (c)	1,337,914
1,450,000	5.00%, 02/15/24 (c)	1,653,667
420,000	5.00%, 02/15/25 (c)	477,485
840,000	5.00%, 02/15/25 (c)	962,464
500,000	City of Dallas TX (GO) 5.00%, 02/15/24	575,980
	City of Dallas, Series A (GO)
220,000	5.00%, 02/15/23 (c)	245,100
215,000	5.00%, 02/15/23 (c)	240,501
	City of Dallas, Waterworks and Sewer System, Series A (RB)
15,000	5.00%, 10/01/24	17,651
1,000,000	5.00%, 10/01/25 (c)	1,173,350
1,425,000	5.00%, 10/01/25 (c)	1,678,536
1,350,000	5.00%, 10/01/26 (c)	1,584,967
1,800,000	5.00%, 10/01/26 (c)	2,119,374
100,000	City of El Paso TX (GO) 4.00%, 08/15/26 (c)	105,551
	City of El Paso, Water and Sewer Revenue (RB)
35,000	5.00%, 03/01/24 (c)	40,592
445,000	5.00%, 03/01/24 (c)	514,175
30,000	5.00%, 03/01/24	34,942
80,000	5.00%, 08/15/24	92,513
1,130,000	City of Fort Worth, Series A (GO) 5.00%, 03/01/25 (c)	1,318,642
510,000	City of Frisco (GO) 5.00%, 02/15/23 (c)	582,950
	City of Houston, Combined Utility System Revenue, First Lien, Series B (RB)
160,000	5.00%, 11/15/24	187,762
180,000	5.00%, 11/15/26 (c)	212,182
50,000	5.00%, 11/15/26 (c)	59,500
540,000	5.00%, 11/15/26	646,348
780,000	City of Houston, Combined Utility System Revenue, First Lien, Series C (RB) 5.00%, 05/15/24 (c)	903,568
	City of Houston, Combined Utility System Revenue, First Lien, Series D (RB)
40,000	5.00%, 11/15/24 (c)	46,721
35,000	5.00%, 11/15/24 (c)	41,194
225,000	5.00%, 11/15/24	264,040
	City of Houston, Series A (GO)
650,000	5.00%, 03/01/24 (c)	739,947
1,000,000	5.00%, 03/01/24 (c)	1,143,830
45,000	5.00%, 03/01/24 (c)	51,802
535,000	5.00%, 03/01/26 (c)	614,159
180,000	5.00%, 03/01/26 (c)	208,033
515,000	5.00%, 03/01/26 (c)	597,627
500,000	5.00%, 03/01/27 (c)	583,720
500,000	5.00%, 03/01/27 (c)	584,590
25,000	City of Lubbock (GO) 5.00%, 02/15/25 (c)	29,203
1,070,000	City of San Antonio (GO) 5.00%, 02/01/24 (c)	1,234,213
	City of San Antonio, Electric and Gas Systems Revenue (RB)
500,000	4.00%, 08/01/26 (c)	531,850
65,000	5.00%, 02/01/26	77,858
30,000	5.00%, 02/01/26	35,935
100,000	5.00%, 02/01/26 (c)	116,522
95,000	5.00%, 08/01/26 (c)	111,571
1,030,000	5.00%, 08/01/26 (c)	1,237,380
1,000,000	5.00%, 08/01/27 (c)	1,181,440
	City of San Antonio, General Improvement (GO)
1,030,000	5.00%, 02/01/24 (c)	1,193,090
100,000	5.00%, 02/01/24	116,445
510,000	City of San Antonio, Water System Revenue, Series A (RB) 5.00%, 05/15/26 (c)	594,492
70,000	Clear Creek Independent School District, Series A (GO) 5.00%, 02/15/25 (c)	81,767
	Conroe Independent School District (GO)
10,000	5.00%, 02/15/24	11,618
105,000	5.00%, 02/15/25	123,618
35,000	5.00%, 02/15/25 (c)	40,638
	Conroe Independent School District, Series A (GO)
360,000	5.00%, 02/15/21 (c)	392,882
140,000	5.00%, 02/15/21 (c)	153,745
1,000,000	County of Bexar TX (GO) 5.00%, 06/15/26 (c)	1,163,100
100,000	County of Harris, Texas Toll Road, Senior Lien, Series A (RB) 5.00%, 08/15/24	117,158
	Cypress-Fairbanks Independent School District (GO)
360,000	3.00%, 02/15/26 (c)	362,819
90,000	5.00%, 02/15/23 (c)	103,059
1,325,000	5.00%, 02/15/25 (c)	1,543,996
125,000	5.00%, 02/15/26 (c)	147,324
700,000	Cypress-Fairbanks Independent School District, Series C (GO) 5.00%, 02/15/24 (c)	802,970
100,000	Dallas and Fort Worth International Airport, Series D (RB) 5.25%, 11/01/23 (c)	114,922
	Dallas Area Rapid Transit (RB)
175,000	5.00%, 12/01/24 (c)	206,157
120,000	5.00%, 12/01/25 (c)	141,773
55,000	5.00%, 12/01/25 (c)	65,238
	Dallas Area Rapid Transit, Senior Lien, Series A (RB)
1,050,000	5.00%, 12/01/25 (c)	1,231,524
165,000	5.00%, 12/01/25 (c)	194,165
545,000	5.00%, 12/01/25 (c)	648,588
250,000	Dallas County (GO) 5.00%, 08/15/26 (c)	296,295
	Dallas County Utility and Reclamation District (GO)
315,000	5.00%, 02/15/25	368,175
325,000	5.00%, 02/15/28	391,914
	Dallas Independent School District (GO)
10,000	5.00%, 08/15/24 (c)	11,809
375,000	5.00%, 02/15/25	444,169
40,000	5.00%, 02/15/25 (c)	46,894
	Dallas Independent School District, Series A (GO)
1,030,000	5.00%, 08/15/24 (c)	1,209,467
130,000	5.00%, 08/15/24	153,347
590,000	Denton County (GO) 4.00%, 07/15/25 (c)	637,731
1,170,000	Denton Independent School District (GO) 5.00%, 02/15/25 (c)	1,381,618
40,000	Dripping Springs Independent School District (GO) 5.00%, 02/15/24 (c)	46,667
	Eagle Mountain and Saginaw Independent School District (GO)
335,000	4.00%, 02/15/26 (c)	358,021
90,000	5.00%, 02/15/26 (c)	106,144
10,000	5.00%, 02/15/26 (c)	11,699
75,000	Ector County Independent School District (GO) 5.00%, 08/15/23 (c)	86,906
115,000	El Paso Independent School District (GO) 5.00%, 08/15/24 (c)	132,761
315,000	Forney Independent School District (GO) 5.00%, 08/15/25 (c)	359,487
	Fort Bend County (GO)
500,000	4.00%, 03/01/26 (c)	539,730
50,000	5.00%, 03/01/25 (c)	58,454
20,000	5.00%, 03/01/26 (c)	23,541
	Fort Worth Independent School District (GO)
40,000	5.00%, 02/15/25	47,064
110,000	5.00%, 02/15/25	129,740
35,000	5.00%, 02/15/25 (c)	40,884
750,000	5.00%, 02/15/26	892,342
500,000	5.00%, 02/15/26 (c)	590,890
95,000	5.00%, 03/01/26	112,813
	Frisco Independent School District (GO)
500,000	4.00%, 02/15/27 (c)	541,370
1,000,000	4.00%, 02/15/27 (c)	1,087,710
	Garland Independent School District (GO)
165,000	4.00%, 02/15/25 (c)	178,221
525,000	5.00%, 02/15/25	617,715
250,000	Grapevine-Colleyville Independent School District (GO) 5.00%, 08/15/25 (c)	291,377
300,000	Harris County Cultural Education Facilities Finance Corp. (RB) 5.00%, 11/15/27 (c)	354,450
285,000	Harris County Cultural Education Facilities Finance Corp., Baylor College of Medicine (RB) 5.00%, 05/15/26 (c)	331,526
75,000	Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Series A (RB) 5.00%, 12/01/24 (c)	86,786
105,000	Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital (RB) 5.00%, 10/01/25 (c)	122,953
1,315,000	Harris County Flood Control District Improvement, Series A (GO) 5.00%, 10/01/25 (c)	1,558,051
210,000	Harris County Flood Control District, Series A (RB) 5.00%, 10/01/27 (c)	247,315
100,000	Harris County Hospital District Senior Lien (RB) 4.00%, 02/15/26 (c)	103,050
	Harris County, Houston Sports Authority, Senior Lien, Series A (RB)
965,000	5.00%, 11/15/24 (c)	1,092,795
100,000	5.00%, 11/15/24 (c)	112,848
440,000	5.00%, 11/15/24 (c)	507,659
1,325,000	5.00%, 11/15/24 (c)	1,506,591
	Harris County, Texas Cultural Education Facilities Finance Corp., Baylor College of Medicine (RB)
730,000	3.00%, 05/15/26 (c)	658,679
385,000	3.00%, 05/15/26 (c)	349,468
425,000	Harris County, Texas Cultural Education Facilities Finance Corp., Series 1 (RB) 5.00%, 10/01/23	491,219
	Harris County, Texas Cultural Education Facilities Finance Corp., Series A (RB)
150,000	5.00%, 12/01/22 (c)	166,959
120,000	5.00%, 12/01/22 (c)	133,856
1,505,000	5.00%, 12/01/24 (c)	1,700,499
	Harris County, Texas Flood Control District, Series A (GO)
510,000	5.00%, 10/01/24 (c)	599,087
580,000	5.00%, 10/01/24 (c)	685,258
275,000	5.00%, 10/01/25 (c)	327,104
1,530,000	5.00%, 10/01/25 (c)	1,825,810
	Harris County, Texas Toll Road, Senior Lien, Series A (RB)
30,000	4.00%, 08/15/22 (c)	31,615
30,000	5.00%, 08/15/24	35,147
1,780,000	5.00%, 10/01/25 (c)	2,108,997
25,000	5.00%, 10/01/25	29,717
365,000	5.00%, 10/01/25 (c)	436,989
1,115,000	5.00%, 10/01/25 (c)	1,326,259
2,250,000	5.00%, 08/15/26 (c)	2,599,470
1,335,000	5.00%, 08/15/26 (c)	1,536,919
125,000	5.00%, 08/15/26 (c)	144,825
190,000	5.00%, 08/15/26 (c)	221,698
1,600,000	5.00%, 08/15/26 (c)	1,859,008
325,000	Harris County, Texas Toll Road, Senior Lien, Series C (RB) 5.00%, 08/15/22 (c)	365,124
	Hays Consolidated Independent School District (GO)
800,000	4.00%, 02/15/27 (c)	860,928
500,000	4.00%, 02/15/27 (c)	540,960
1,010,000	Houston Combined Utility System Revenue, First Lien, Series A (RB) 5.00%, 11/15/24 (c)	1,183,164
	Houston Independent School District (GO)
175,000	5.00%, 02/15/24	203,413
1,000,000	5.00%, 02/15/27 (c)	1,170,200
1,475,000	5.00%, 02/15/27	1,774,233
	Houston Independent School District, Limited Tax School House (GO)
1,500,000	5.00%, 02/15/25	1,764,900
750,000	5.00%, 02/15/27 (c)	890,130
	Houston Independent School District, Limited Tax School House, Series A (GO)
350,000	4.00%, 02/15/26 (c)	377,419
1,065,000	4.00%, 02/15/26 (c)	1,144,481
135,000	5.00%, 02/15/26 (c)	158,787
110,000	Houston Independent School District, Limited Tax School House, Series C (GO) 4.00%, 02/15/23 (c)	119,007
250,000	Houston Texas Combine Utility System, Series C (RB) 5.00%, 05/15/24 (c)	291,357
250,000	Houston Texas Independent School District, Series A (GO) 5.00%, 02/15/23 (c)	287,440
	Houston Texas Public Improvement Refunding, Series A (GO)
975,000	5.00%, 03/01/23 (c)	1,112,075
750,000	5.00%, 03/01/24 (c)	861,990
115,000	5.00%, 03/01/25	135,179
	Humble Independent School District (GO)
210,000	4.00%, 02/15/26 (c)	223,043
10,000	5.00%, 02/15/24	11,636
500,000	5.00%, 02/15/25	589,725
	Irving Independent School District, Series A (GO)
1,220,000	5.00%, 02/15/24	1,421,093
40,000	5.00%, 02/15/25	47,178
	Katy Independent School District, Fort Bend, Harris and Waller Counties, Series A (GO)
315,000	4.00%, 02/15/25 (c)	336,492
375,000	5.00%, 02/15/25	441,757
280,000	5.00%, 02/15/25 (c)	326,673
35,000	Katy Independent School District, Fort Bend, Harris and Waller Counties, Series D (GO) 5.00%, 02/15/25	41,231
25,000	Keller Independent School District (GO) 5.00%, 08/15/23 (c)	29,069
10,000	Klein Independent School District, Series A (GO) 5.00%, 08/01/24	11,720
100,000	La Joya Independent School District (GO) 5.00%, 02/15/28	120,550
100,000	Lamar Consolidated Indecent School District, Unlimited Tax, Series A (GO) 5.00%, 02/15/25 (c)	116,881
310,000	Leander Independent School District, Series A (GO) 5.00%, 08/15/23 (c)	357,628
	Lewisville Independent School District
30,000	5.00%, 08/15/23	34,711
30,000	5.00%, 08/15/25 (c)	35,507
165,000	5.00%, 08/15/25	195,160
	Lewisville Independent School District, Series A (GO)
35,000	5.00%, 08/15/20 (c)	37,855
35,000	5.00%, 08/15/20 (c)	37,891
500,000	Lewisville Independent School District, Series B (GO) 5.00%, 08/15/25 (c)	587,620
	Lone Star College System (GO)
25,000	5.00%, 02/15/24	29,013
180,000	5.00%, 02/15/25	211,660
1,000,000	5.00%, 02/15/26 (c)	1,166,720
	Lower Colorado River Authority (RB)
10,000	3.13%, 05/15/22 (c)	9,803
105,000	5.00%, 05/15/25 (c)	122,003
225,000	5.38%, 05/15/23 (c)	260,822
500,000	5.50%, 05/15/23 (c)	582,170
	Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB)
260,000	4.00%, 05/15/22 (c)	273,047
165,000	4.00%, 05/15/22 (c)	173,964
270,000	5.00%, 05/15/26 (c)	316,259
55,000	Lower Colorado River Authority, LCRA Transmission Services Corp. Project, Series A (RB) 5.00%, 05/15/23 (c)	61,999
	Lower Colorado River Authority, Series A (RB)
500,000	5.00%, 05/15/22 (c)	554,355
745,000	5.00%, 05/15/22 (c)	833,417
	Lower Colorado River Authority, Series B (RB)
630,000	5.00%, 05/15/22 (c)	697,945
370,000	5.00%, 05/15/25 (c)	421,730
380,000	5.00%, 05/15/25 (c)	437,171
250,000	Mansfield Independent School District (GO) 5.00%, 02/15/25 (c)	291,497
745,000	Matagorda County Navigation District No. 1, Texas Pollution Control (RB) 4.00%, 06/03/23 (c)	783,338
	Metropolitan Transit Authority of Harris County (RB)
130,000	5.00%, 11/01/25	154,773
75,000	5.00%, 11/01/26 (c)	89,193
500,000	Montgomery Independent School District (GO) 4.00%, 02/15/25 (c)	541,730
1,000,000	New Hope Cultural Education Facilities Corp. (RB) 4.00%, 07/01/26 (c)	1,006,370
	New Hope Cultural Education Facilities Finance Corp., Series A (RB)
250,000	4.00%, 08/15/27 (c)	261,090
250,000	5.00%, 08/15/27 (c)	291,197
60,000	North East Independent School District (GO) 5.00%, 08/01/24	70,516
	North Harris County Regional Water Authority (RB)
20,000	5.00%, 12/15/25	23,661
40,000	5.00%, 12/15/26 (c)	47,178
55,000	5.00%, 12/15/26	65,683
	North Texas Municipal Water District, Water System Revenue (RB)
150,000	3.00%, 09/01/25 (c)	149,841
30,000	5.00%, 09/01/25 (c)	35,150
85,000	5.00%, 09/01/25 (c)	100,362
1,430,000	5.00%, 09/01/25 (c)	1,681,937
30,000	5.00%, 09/01/26 (c)	35,203
400,000	5.00%, 09/01/26 (c)	471,040
	North Texas Tollway Authority (RB)
25,000	5.00%, 01/01/25	29,257
565,000	5.00%, 01/01/26 (c)	649,213
	North Texas Tollway Authority, First Tier, Series A (RB)
150,000	5.00%, 01/01/24	173,619
510,000	5.00%, 01/01/26 (c)	588,356
1,250,000	5.00%, 01/01/26 (c)	1,425,862
640,000	5.00%, 01/01/26 (c)	746,726
450,000	5.00%, 01/01/26 (c)	521,905
1,665,000	North Texas Tollway Authority, Second Tier, Series A (RB) 5.00%, 01/01/25 (c)	1,869,279
870,000	North Texas Tollway Authority, Second Tier, Series B (RB) 5.00%, 01/01/24 (c)	973,626
425,000	North Texas Tollway Authority, Series A (RB) 5.00%, 01/01/26 (c)	490,297
	Northwest Independent School District (GO)
35,000	5.00%, 02/15/25 (c)	41,156
15,000	5.00%, 02/15/25	17,724
25,000	5.00%, 02/15/25 (c)	29,062
	Northwest Independent School District, Series A (GO)
1,000,000	5.00%, 02/15/24	1,166,060
1,000,000	5.00%, 02/15/25 (c)	1,170,220
	Pasadena Independent School District, Unlimited Tax School Building (GO)
90,000	5.00%, 02/15/23 (c)	103,199
320,000	5.00%, 02/15/23 (c)	367,261
	Permanent University Fund, Texas A&M University System (RB)
65,000	5.25%, 07/01/25 (c)	78,000
360,000	5.50%, 07/01/25	438,653
250,000	Permanent University Fund, Texas A&M University System, Series A (RB) 5.25%, 07/01/25 (c)	299,060
	Permanent University Fund, University of Texas System (RB)
75,000	5.00%, 07/01/24 (c)	87,986
100,000	5.00%, 07/01/24	117,578
30,000	5.00%, 07/01/25	35,672
80,000	5.00%, 07/01/25 (c)	93,930
70,000	5.00%, 07/01/25 (c)	82,345
45,000	Plano Independent School District (GO) 5.00%, 02/15/24	52,334
	San Antonio Independent School District, Unlimited Tax School Building (GO)
1,445,000	5.00%, 02/15/24	1,685,853
95,000	5.00%, 02/15/25 (c)	111,037
	San Antonio Water System, Junior Lien, Series A (RB)
25,000	5.00%, 11/15/23 (c)	29,034
400,000	5.00%, 05/15/26 (c)	470,156
550,000	5.00%, 05/15/26 (c)	649,605
	Socorro Independent School District (GO)
225,000	4.00%, 08/15/27 (c)	242,570
780,000	5.00%, 08/15/27 (c)	931,382
750,000	5.00%, 08/15/27 (c)	889,312
	Spring Independent School District (GO)
25,000	5.00%, 08/15/25 (c)	29,419
1,000,000	5.00%, 08/15/25 (c)	1,185,830
	State of Texas (GO)
30,000	5.00%, 04/01/24 (c)	35,080
20,000	5.00%, 04/01/24 (c)	23,198
95,000	5.00%, 04/01/24 (c)	110,430
55,000	5.00%, 10/01/24	64,756
40,000	5.00%, 10/01/24 (c)	46,879
30,000	5.00%, 10/01/24	35,322
20,000	5.00%, 04/01/26 (c)	23,510
15,000	5.00%, 10/01/26	18,060
35,000	5.00%, 10/01/27 (c)	41,839
	State of Texas, Transportation Commission (GO)
65,000	5.00%, 04/01/24 (c)	75,192
760,000	5.00%, 04/01/24 (c)	881,539
	State of Texas, Transportation Commission, Series A (GO)
1,365,000	5.00%, 10/01/24 (c)	1,588,710
1,035,000	5.00%, 10/01/25 (c)	1,225,502
1,000,000	5.00%, 04/01/26 (c)	1,179,510
	State of Texas, Transportation Commission, Series B (GO)
1,700,000	5.00%, 10/01/27 (c)	2,024,190
1,250,000	5.00%, 10/01/27 (c)	1,494,237
	Tarrant County, Cultural Education Facilities Finance Corp. (RB)
820,000	5.00%, 10/01/23 (c)	921,155
35,000	5.00%, 10/01/23 (c)	39,933
95,000	5.00%, 02/15/26	112,573
80,000	5.00%, 05/15/26 (c)	92,739
250,000	5.25%, 10/01/23 (c)	284,440
	Tarrant Regional Water Control and Improvement District (RB)
20,000	5.00%, 03/01/25 (c)	23,538
60,000	5.00%, 03/01/25 (c)	70,357
1,120,000	5.00%, 03/01/25 (c)	1,322,138
1,145,000	5.00%, 03/01/25	1,353,298
1,065,000	5.00%, 03/01/25 (c)	1,260,278
	Texas A&M University (RB)
10,000	4.00%, 05/15/26 (c)	10,866
45,000	5.00%, 05/15/26	53,855
190,000	5.00%, 05/15/26	227,386
25,000	Texas A&M University, Financing System, Series E (RB) 5.00%, 05/15/25	29,577
	Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply (RB)
235,000	5.00%, 12/15/22 (c)	258,486
350,000	5.00%, 12/15/22 (c)	385,987
565,000	5.00%, 12/15/22 (c)	618,771
145,000	5.00%, 12/15/22 (c)	159,077
500,000	5.00%, 12/15/22 (c)	557,690
1,495,000	5.00%, 12/15/22 (c)	1,678,436
230,000	5.00%, 12/15/22 (c)	254,311
95,000	5.00%, 12/15/22 (c)	105,454
495,000	Texas Public Finance Authority (GO) 5.00%, 10/01/26 (c)	596,836
	Texas State University System (RB)
40,000	5.00%, 03/15/24	46,379
150,000	5.00%, 03/15/25 (c)	176,130
10,000	5.00%, 03/15/26	11,916
1,000,000	5.00%, 03/15/27 (c)	1,196,400
680,000	Texas Transportation Commission Mobility Fund (GO) 5.00%, 04/01/24 (c)	795,580
	Texas Transportation Commission State Highway Fund (RB)
65,000	5.00%, 10/01/23	75,316
55,000	5.00%, 04/01/24 (c)	64,418
210,000	5.00%, 10/01/24	247,252
55,000	5.00%, 10/01/24	64,756
135,000	5.00%, 10/01/25	160,892
1,115,000	Texas Transportation Commission State Highway Fund, First Tier (RB) 5.00%, 10/01/26	1,342,460
1,940,000	Texas Transportation Commission State Highway Fund, First Tier, Series A (RB) 5.00%, 04/01/24	2,264,853
250,000	Texas Transportation Commission State Highway Improvement, Series A (GO) 5.00%, 04/01/24	291,862
125,000	Texas Transportation Commission, Central Tax Turnpike System, Second Tier, Series C (RB) 5.00%, 08/15/24 (c)	142,200
	Texas Water Development Board (RB)
20,000	4.00%, 10/15/25 (c)	21,566
25,000	5.00%, 04/15/24	29,227
25,000	5.00%, 04/15/25	29,584
125,000	5.00%, 10/15/25 (c)	145,341
165,000	5.00%, 10/15/25 (c)	193,860
25,000	5.00%, 04/15/26	29,895
600,000	5.00%, 10/15/26 (c)	712,512
	Texas Water Development Board, Series A (RB)
1,060,000	5.00%, 10/15/25 (c)	1,247,843
250,000	5.00%, 10/15/27 (c)	299,020
200,000	5.00%, 10/15/27 (c)	237,898
80,000	Tomball Independent School District (GO) 5.00%, 02/15/24	92,940
	Travis County (GO)
190,000	5.00%, 03/01/25	223,883
35,000	5.00%, 03/01/26 (c)	41,141
	Trinity River Authority, Central Regional Wastewater System Revenue (RB)
330,000	3.00%, 08/01/24	346,721
150,000	5.00%, 08/01/24	175,695
170,000	5.00%, 08/01/26	203,648
275,000	5.00%, 08/01/27 (c)	323,642
75,000	University of North Texas (RB) 5.00%, 04/15/27 (c)	88,904
	Via Metropolitan Transit (RB)
95,000	5.00%, 07/15/26	114,116
15,000	5.00%, 01/15/27 (c)	17,885
	Ysleta Independent School District (GO)
125,000	5.00%, 08/15/24 (c)	145,208
200,000	5.00%, 08/15/24 (c)	233,918
		179,988,059
Utah: 0.4%
605,000	Board of Education of Cache County School District (GO) (SBG) 4.00%, 06/15/24 (c)	650,363
25,000	Board of Regents of the University of Utah, Series B (RB) 5.00%, 08/01/24	29,448
30,000	Board of Regents of the University of Utah, Series B-1 (RB) 5.00%, 08/01/24	35,338
395,000	Central Utah Water Conservancy District, Series B (RB) 4.00%, 10/01/27 (c)	424,819
	State of Utah (GO)
400,000	5.00%, 07/01/24	472,684
1,500,000	5.00%, 01/01/27 (c)	1,822,005
1,000,000	University of Utah, Series B-1 (RB) 5.00%, 08/01/26	1,207,320
	Utah Transit Authority, Subordinated Sales Tax (RB)
1,740,000	0.00%, 06/15/26 (c) ^	976,157
935,000	3.00%, 06/15/26 (c)	944,659
600,000	4.00%, 06/15/26 (c)	645,480
	Utah Transit Authority, Subordinated Sales Tax, Series A (RB)
10,000	5.00%, 06/15/24	11,546
125,000	5.00%, 06/15/24	146,748
155,000	5.00%, 06/15/25 (c)	181,269
		7,547,836
Vermont: 0.1%
1,100,000	Vermont Educational & Health Buildings Financing Agency (RB) 5.00%, 06/01/26 (c)	1,255,837
Virginia: 2.0%
	Arlington County (GO)
1,750,000	5.00%, 08/15/24	2,067,800
1,000,000	5.00%, 08/15/27 (c)	1,211,880
650,000	Arlington County, Series B (GO) 5.00%, 08/15/26 (c)	785,869
	City of Richmond, Public Utility Revenue, Series A (RB)
530,000	5.00%, 01/15/23 (c)	599,536
1,520,000	5.00%, 01/15/26 (c)	1,791,305
10,000	5.00%, 01/15/26	11,944
10,000	Commonwealth of Virginia (GO) 4.00%, 06/01/23 (c)	11,054
	Commonwealth of Virginia, Series B (GO) (SAW)
500,000	5.00%, 06/01/25 (c)	592,800
1,000,000	5.00%, 06/01/25 (c)	1,190,070
90,000	5.00%, 06/01/25 (c)	107,510
	Fairfax County (GO) (SAW)
15,000	5.00%, 10/01/24 (c)	17,712
15,000	5.00%, 04/01/25 (c)	17,997
485,000	Fairfax County Economic Development Authority, Series A (RB) 5.00%, 10/01/24 (c)	565,137
	Fairfax County Industrial Development Authority (RB)
165,000	5.00%, 05/15/26	197,467
100,000	5.00%, 05/15/26 (c)	117,457
550,000	Fairfax County Water Authority (RB) 4.00%, 04/01/27 (c)	619,580
260,000	Hampton Roads Sanitation District, Series A (RB) 5.00%, 08/01/26 (c)	307,299
25,000	Henrico County, Water & Sewer Revenue (RB) 5.00%, 05/01/25	29,813
540,000	Loudoun County, Series A (GO) (SAW) 5.00%, 12/01/22 (c)	618,246
	Upper Occoquan Sewage Authority (RB)
200,000	5.00%, 07/01/25 (c)	236,610
830,000	5.00%, 07/01/25 (c)	985,044
	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB)
30,000	4.00%, 02/01/22 (c)	32,559
485,000	5.00%, 02/01/24	564,462
50,000	5.00%, 02/01/25	58,963
1,350,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB) 3.00%, 02/01/27 (c)	1,328,724
	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A (RB)
1,000,000	3.00%, 09/01/24	1,048,750
1,000,000	5.00%, 09/01/26 (c)	1,189,420
1,025,000	5.00%, 09/01/26 (c)	1,223,522
	Virginia College Building Authority, Series E (RB)
750,000	3.00%, 09/01/27 (c)	723,292
1,000,000	5.00%, 02/01/28 (c)	1,198,400
	Virginia Commonwealth Transportation Board (RB)
15,000	5.00%, 09/15/23	17,372
15,000	5.00%, 05/15/24 (c)	17,472
1,000,000	5.00%, 05/15/26	1,196,770
20,000	5.00%, 09/15/26 (c)	23,787
510,000	5.00%, 09/15/26 (c)	613,561
	Virginia Commonwealth Transportation Board, Capital Projects (RB)
250,000	4.00%, 05/15/24 (c)	267,025
1,000,000	5.00%, 05/15/24 (c)	1,167,990
	Virginia Commonwealth Transportation Board, Series A
500,000	4.00%, 11/15/27 (c)	535,970
450,000	5.00%, 03/15/23 (c)	518,449
170,000	5.00%, 03/15/23 (c)	195,859
	Virginia Public Building Authority
10,000	5.00%, 08/01/24	11,746
25,000	5.00%, 08/01/25	29,700
15,000	5.00%, 08/01/26	17,994
485,000	5.00%, 08/01/26	581,821
	Virginia Public Building Authority, Series A (RB)
125,000	3.00%, 08/01/24 (c)	125,809
475,000	3.00%, 08/01/24 (c)	480,610
695,000	3.00%, 08/01/26 (c)	680,558
250,000	4.00%, 08/01/27 (c)	270,743
225,000	5.00%, 08/01/22	255,346
1,195,000	5.00%, 08/01/25	1,419,648
100,000	5.00%, 08/01/25	118,799
400,000	Virginia Public Building Authority, Series C 4.00%, 08/01/24 (c)	443,368
	Virginia Public School Authority (RB) (SAW)
20,000	5.00%, 08/01/24	23,492
750,000	5.00%, 08/01/26 (c)	900,360
30,000	5.00%, 08/01/26 (c)	35,862
30,000	5.00%, 08/01/26	36,271
575,000	5.00%, 08/01/26 (c)	693,226
	Virginia Public School Authority, Series A (RB) (SAW)
870,000	5.00%, 08/01/24	1,021,911
1,500,000	5.00%, 08/01/25 (c)	1,771,785
1,000,000	Virginia Public School Authority, Series B (RB) (SAW) 4.00%, 08/01/24 (c)	1,109,060
50,000	Virginia Resources Authority (RB) 5.00%, 10/01/24	59,040
750,000	Virginia Small Business Financing Authority, Hampton University (RB) 5.25%, 10/01/24 (c)	863,430
250,000	Virginia State Resources Authority, Clean Water State (RB) 5.00%, 10/01/23 (c)	291,130
		35,246,186
Washington: 4.0%
600,000	Auburn School District No. 408 of King and Pierce Counties (GO) (SBG) 4.00%, 06/01/26 (c)	639,360
45,000	Central Puget Sound Regional Transit Authority (RB) 5.00%, 11/01/26 (c)	53,516
	Central Puget Sound Regional Transit Authority, Sales Tax , Series S-1 (RB)
635,000	5.00%, 11/01/22 (c)	720,846
795,000	5.00%, 11/01/25 (c)	933,553
590,000	5.00%, 11/01/25 (c)	695,097
595,000	Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax, Series P-1 (RB) 5.00%, 02/01/22 (c)	665,918
	Central Puget Sound Regional Transit Authority, Series S-1 (RB)
40,000	5.00%, 11/01/22 (c)	45,466
10,000	5.00%, 11/01/22 (c)	11,381
15,000	5.00%, 11/01/24	17,764
110,000	5.00%, 11/01/25 (c)	130,020
15,000	5.00%, 11/01/25	17,988
50,000	5.00%, 11/01/26 (c)	59,204
	City of Seattle, Drainage and Wastewater System (RB)
2,175,000	4.00%, 04/01/26 (c)	2,331,382
500,000	4.00%, 07/01/27 (c)	536,910
100,000	City of Seattle, Municipal Light and Power Revenue (RB) 5.00%, 07/01/23 (c)	114,766
125,000	City of Seattle, Series A (GO) 5.00%, 06/01/25	149,039
	City of Seattle, Water System Revenue (RB)
1,000,000	5.00%, 05/01/25 (c)	1,170,520
100,000	5.00%, 05/01/25	118,659
20,000	5.00%, 08/01/26	24,010
500,000	5.00%, 02/01/27 (c)	592,630
	City of Spokane, Water and Wastewater Revenue (RB)
60,000	5.00%, 12/01/23	69,858
15,000	5.00%, 12/01/24 (c)	17,681
	Clark County Public Utility District No 1, Electric System Revenue (RB)
30,000	5.00%, 01/01/24	34,652
25,000	5.00%, 01/01/25	29,257
	Energy Northwest Colombia Generating Station Electric, Series A (RB)
200,000	5.00%, 07/01/23	231,528
900,000	5.00%, 07/01/24 (c)	1,031,976
80,000	5.00%, 07/01/26 (c)	95,022
715,000	Energy Northwest Colombia Generating Station Electric, Series C (RB) 5.00%, 07/01/25 (c)	830,022
185,000	Energy Northwest Generating Station, Series A (RB) 4.00%, 07/01/24	206,812
2,195,000	Energy Northwest Project 1 Electric, Series A (RB) 5.00%, 07/01/25	2,611,633
	Energy Northwest Project 1 Electric, Series C (RB)
1,110,000	5.00%, 07/01/24 (c)	1,292,062
70,000	5.00%, 07/01/24 (c)	81,938
	Energy Northwest Project 3 Electric, Series A (RB)
130,000	5.00%, 07/01/26 (c)	155,173
1,125,000	5.00%, 07/01/26	1,348,526
	Energy Northwest, Series A (RB)
1,750,000	5.00%, 07/01/27 (c)	2,074,590
160,000	5.00%, 07/01/27 (c)	192,621
520,000	Grant & Douglas Counties School District No. 144-101 Quincy (GO) (SBG) 4.00%, 06/01/26 (c)	563,248
	King County School District No. 401 (GO) (SBG)
1,685,000	3.13%, 12/01/26 (c)	1,660,315
900,000	5.00%, 12/01/26 (c)	1,063,188
	King County School District No. 405 (GO) (SBG)
30,000	5.00%, 12/01/24	35,466
360,000	5.00%, 12/01/26	435,348
500,000	King County School District No. 405 Bellevue (GO) (SBG) 5.00%, 12/01/26 (c)	597,605
580,000	King County School District No. 411 (GO) (SBG) 4.00%, 06/01/26 (c)	623,784
80,000	King County School District No. 411 (GO) (SBG) 4.00%, 06/01/26 (c)	85,856
20,000	King County School District No. 414 (GO) (SBG) 5.00%, 12/01/24	23,644
	King County, Washington Limited Tax, Series A (GO)
175,000	5.00%, 07/01/24	206,106
1,055,000	5.00%, 01/01/25 (c)	1,236,840
	King County, Washington Limited Tax, Series E (GO)
460,000	4.00%, 12/01/25 (c)	495,204
500,000	5.00%, 12/01/25 (c)	596,615
50,000	5.00%, 12/01/25 (c)	59,386
840,000	King County, Washington Limited Tax, Sewer Revenue (GO) 4.00%, 07/01/27 (c)	918,523
100,000	King County, Washington Limited Tax, Sewer Revenue, Series A (GO) 5.00%, 07/01/23	115,764
555,000	King County, Washington Sewer Revenue, Series A (RB) 5.00%, 01/01/23 (c)	632,545
	King County, Washington Sewer Revenue, Series B (RB)
445,000	5.00%, 07/01/24 (c)	519,729
15,000	5.00%, 07/01/24	17,617
	Kitsap County School District No. 401 (GO) (SBG)
250,000	4.00%, 06/01/26 (c)	265,455
15,000	4.00%, 06/01/26 (c)	16,375
	Pierce County School District No. 10 (GO) (SBG)
25,000	5.00%, 12/01/25 (c)	29,206
65,000	5.00%, 12/01/25	77,663
45,000	Pierce County School District No. 3 (GO) (SBG) 5.00%, 12/01/22 (c)	51,319
175,000	Pierce County School District No. 416 (GO) (SBG) 4.00%, 06/01/26 (c)	188,881
	Port of Seattle, Intermediate Lien (RB)
15,000	5.00%, 02/01/25	17,572
40,000	5.00%, 02/01/26 (c)	46,860
30,000	5.00%, 02/01/26 (c)	34,840
	Port of Seattle, Series B (RB)
35,000	5.00%, 09/01/24 (c)	40,347
375,000	5.00%, 09/01/24 (c)	436,496
	Port of Tacoma, Series A (GO)
70,000	5.00%, 12/01/26 (c)	82,391
500,000	5.00%, 12/01/26 (c)	593,255
500,000	Puyallup School District No. 3, Washington Unlimited Tax (GO) (SBG) 5.00%, 06/01/27 (c)	589,755
1,000,000	Snohomish County School District No. 201 (GO) (SBG) 5.00%, 12/01/25 (c)	1,178,320
	State of Washington, Federal Highway Grant Anticipation, SR 520 Corridor Program, Series C (RB)
265,000	5.00%, 09/01/23 (c)	304,212
140,000	5.00%, 09/01/23	160,954
125,000	State of Washington, Motor Vehicle Fuel Tax, Series C (GO) 5.00%, 01/01/26 (c)	144,589
725,000	State of Washington, Motor Vehicle Fuel Tax, Series D (GO) 3.00%, 07/01/23 (c)	716,829
	State of Washington, Motor Vehicle Fuel Tax, Series E (GO)
355,000	5.00%, 02/01/23 (c)	404,682
125,000	5.00%, 02/01/24 (c)	142,753
25,000	5.00%, 02/01/24 (c)	28,913
1,580,000	5.00%, 02/01/24 (c)	1,839,831
1,000,000	State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) 5.00%, 08/01/26 (c)	1,170,290
	State of Washington, Motor Vehicle Fuel Tax, Series R-B (GO)
10,000	5.00%, 07/01/22 (c)	11,316
415,000	5.00%, 07/01/24 (c)	484,147
60,000	5.00%, 07/01/24 (c)	70,389
2,155,000	5.00%, 07/01/24	2,530,983
135,000	5.00%, 08/01/26 (c)	158,436
	State of Washington, Motor Vehicle Fuel Tax, Series R-C (GO)
1,000,000	5.00%, 01/01/26 (c)	1,152,870
45,000	5.00%, 01/01/26 (c)	52,820
40,000	5.00%, 01/01/26 (c)	47,265
	State of Washington, Motor Vehicle Fuel Tax, Series R-D (GO)
50,000	5.00%, 07/01/23 (c)	57,577
385,000	5.00%, 07/01/23 (c)	443,766
85,000	5.00%, 01/01/25 (c)	97,947
1,000,000	5.00%, 01/01/25 (c)	1,154,380
	State of Washington, Motor Vehicle Fuel Tax, Series R-F (GO)
40,000	5.00%, 01/01/25 (c)	46,175
10,000	5.00%, 01/01/25 (c)	11,703
	State of Washington, Motor Vehicle Fuel Tax, Series R-H (GO)
1,105,000	5.00%, 01/01/25 (c)	1,275,590
35,000	5.00%, 01/01/25 (c)	40,789
150,000	State of Washington, Series B (GO) 5.00%, 01/01/26 (c)	174,548
1,000,000	State of Washington, Series D (GO) 5.00%, 08/01/27 (c)	1,186,020
	State of Washington, Various Purpose, Series A (GO)
10,000	5.00%, 08/01/23 (c)	11,538
750,000	5.00%, 08/01/23 (c)	866,160
40,000	5.00%, 08/01/24 (c)	46,118
1,385,000	5.00%, 08/01/26 (c)	1,620,852
1,000,000	5.00%, 08/01/26 (c)	1,178,580
	State of Washington, Various Purpose, Series A-1 (GO)
45,000	5.00%, 08/01/24 (c)	52,294
1,010,000	5.00%, 08/01/25 (c)	1,172,660
65,000	State of Washington, Various Purpose, Series B (GO) 5.00%, 02/01/25 (c)	76,329
	State of Washington, Various Purpose, Series C (GO)
10,000	5.00%, 02/01/25	11,814
20,000	5.00%, 02/01/26 (c)	23,556
	State of Washington, Various Purpose, Series D (GO)
1,165,000	5.00%, 02/01/23 (c)	1,326,853
60,000	5.00%, 02/01/24 (c)	68,306
65,000	5.00%, 02/01/24 (c)	74,583
880,000	5.00%, 02/01/24 (c)	1,024,716
75,000	State of Washington, Various Purpose, Series R (GO) 5.00%, 07/01/23 (c)	86,448
	State of Washington, Various Purpose, Series R-A (GO)
2,000,000	4.00%, 07/01/24 (c)	2,197,880
25,000	5.00%, 08/01/26 (c)	29,072
	State of Washington, Various Purpose, Series R-B (GO)
30,000	5.00%, 07/01/24	35,234
20,000	5.00%, 01/01/26 (c)	23,134
1,060,000	5.00%, 01/01/26 (c)	1,229,377
75,000	5.00%, 01/01/26 (c)	88,033
105,000	5.00%, 08/01/26 (c)	124,453
	State of Washington, Various Purpose, Series R-C (GO)
10,000	4.00%, 07/01/23 (c)	10,887
255,000	4.00%, 07/01/23 (c)	276,810
50,000	5.00%, 07/01/23 (c)	57,577
80,000	5.00%, 01/01/25 (c)	92,186
360,000	5.00%, 01/01/25 (c)	418,050
1,165,000	5.00%, 01/01/25 (c)	1,357,691
	State of Washington, Various Purpose, Series R-E (GO)
25,000	5.00%, 07/01/24	29,362
630,000	5.00%, 01/01/25 (c)	725,962
250,000	5.00%, 01/01/25 (c)	286,547
50,000	5.00%, 01/01/25 (c)	58,270
540,000	5.00%, 01/01/25 (c)	625,217
220,000	Tacoma School District No. 10 of Pierce County (GO) (SBG) 5.00%, 12/01/25 (c)	257,862
65,000	Tahoma School District No. 409, King County (GO) (SBG) 5.00%, 12/01/23 (c)	74,945
	Tobacco Settlement Authority (RB)
25,000	5.00%, 06/01/23	28,787
940,000	5.25%, 06/01/21 (c)	1,017,700
	Washington Health Care Facilities Authority, Series B (RB)
225,000	5.00%, 10/01/28 (c)	262,413
250,000	5.00%, 10/01/28 (c)	294,545
	Washington State University (RB)
405,000	5.00%, 04/01/25 (c)	465,292
325,000	5.00%, 04/01/25 (c)	371,108
430,000	5.00%, 04/01/25 (c)	497,347
785,000	5.00%, 04/01/25 (c)	904,618
	Washington State, Various Purpose, Series A (GO)
1,550,000	5.00%, 08/01/23 (c)	1,777,881
110,000	5.00%, 08/01/23 (c)	126,789
200,000	5.00%, 08/01/26 (c)	234,720
245,000	5.00%, 08/01/26 (c)	287,532
500,000	5.00%, 08/01/27 (c)	591,635
500,000	5.00%, 08/01/27 (c)	587,530
	Washington State, Various Purpose, Series D (GO)
150,000	5.00%, 02/01/23 (c)	171,146
500,000	5.00%, 02/01/24 (c)	570,110
		70,605,181
West Virginia: 0.2%
150,000	West Virginia Commissioner of Highways, Series A (RB) 5.00%, 09/01/27 (c)	177,282
	West Virginia Hospital Finance Authority, Series A (RB)
930,000	3.00%, 06/01/26 (c)	850,197
550,000	5.00%, 06/01/25	636,207
135,000	5.00%, 06/01/26 (c)	155,345
1,045,000	5.00%, 06/01/26	1,217,749
	West Virginia University Board of Governors, Series A (RB)
525,000	5.00%, 10/01/22 (c)	589,312
570,000	5.00%, 10/01/22 (c)	642,515
		4,268,607
Wisconsin: 1.1%
100,000	City of Milwaukee, Series N4 (GO) 5.00%, 04/01/27	120,814
560,000	Public Finance Authority, Renown Regional Medical Center Project, Series A (RB) 5.00%, 06/01/25 (c)	629,390
	State of Wisconsin (GO)
10,000	5.00%, 05/01/23 (c)	11,476
50,000	5.00%, 05/01/23 (c)	57,462
25,000	5.00%, 05/01/24	29,287
35,000	5.00%, 11/01/24	41,329
30,000	5.00%, 11/01/24 (c)	35,198
85,000	5.00%, 05/01/25	100,860
25,000	5.00%, 05/01/25 (c)	29,029
15,000	5.00%, 05/01/25 (c)	17,733
535,000	5.00%, 05/01/25	634,826
90,000	5.00%, 05/01/25 (c)	106,926
35,000	5.00%, 11/01/25	41,807
20,000	5.00%, 05/01/26 (c)	23,525
10,000	5.00%, 05/01/26 (c)	11,714
295,000	5.00%, 05/01/27 (c)	356,083
250,000	5.00%, 05/01/27 (c)	298,120
	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio (RB)
20,000	5.00%, 06/01/24 (c)	23,460
25,000	5.00%, 06/01/24 (c)	29,325
20,000	5.00%, 06/01/24	23,460
15,000	5.00%, 06/01/24 (c)	17,595
290,000	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio, Series 1 (RB) 5.00%, 06/01/24 (c)	340,164
250,000	State of Wisconsin, Series 1 (GO) 5.00%, 05/01/27 (c)	295,642
	State of Wisconsin, Series 2 (GO)
510,000	5.00%, 05/01/26 (c)	610,771
150,000	5.00%, 05/01/26 (c)	178,277
315,000	5.00%, 11/01/26	380,092
500,000	5.00%, 05/01/27 (c)	603,530
	State of Wisconsin, Series 3 (GO)
145,000	5.00%, 11/01/22 (c)	164,391
385,000	5.00%, 11/01/22 (c)	437,984
500,000	5.00%, 05/01/27 (c)	589,945
500,000	5.00%, 05/01/27 (c)	591,285
	State of Wisconsin, Series 4 (GO)
1,575,000	5.00%, 11/01/24 (c)	1,851,145
650,000	5.00%, 11/01/24 (c)	768,436
250,000	State of Wisconsin, Series A (GO) 5.00%, 05/01/25 (c)	291,185
	State of Wisconsin, Series C (GO)
500,000	4.00%, 05/01/24 (c)	544,325
500,000	5.00%, 05/01/24 (c)	585,740
	Wisconsin Department of Transportation (RB)
140,000	5.00%, 07/01/22 (c)	158,670
5,000	5.00%, 07/01/23 (c)	5,758
335,000	5.00%, 07/01/23 (c)	387,250
25,000	5.00%, 07/01/23	28,899
40,000	5.00%, 07/01/23	46,239
65,000	5.00%, 07/01/24	76,426
15,000	5.00%, 07/01/25 (c)	17,723
	Wisconsin Department of Transportation, Series A (RB)
1,025,000	5.00%, 07/01/24 (c)	1,185,833
510,000	5.00%, 07/01/24 (c)	591,998
500,000	Wisconsin Health & Educational Facilities Authority (RB) 4.00%, 08/15/27 (c)	532,645
	Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
1,000,000	4.00%, 05/15/26 (c)	1,060,030
430,000	5.00%, 11/01/24 (c)	486,919
240,000	5.00%, 05/15/26 (c)	282,876
35,000	5.00%, 05/15/26 (c)	41,053
1,500,000	Wisconsin Health and Educational Facilities Authority, Series B (RB) 3.15%, 09/01/25 (c)	1,499,970
	Wisconsin State Transportation, Series 1 (RB)
1,575,000	5.00%, 07/01/22 (c)	1,785,042
50,000	5.00%, 07/01/22 (c)	56,668
		19,116,330
Total Municipal Bonds (Cost: $1,741,226,790)		1,729,202,462

Number of Shares
MONEY MARKET FUND: 0.1% (Cost: $1,726,137)
1,726,137	Dreyfus Government Cash Management Fund - Institutional Shares	1,726,137
Total Investments: 99.0% (Cost: $1,742,952,927)		1,730,928,599
Other assets less liabilities: 1.0%		17,937,109
NET ASSETS: 100.0%		$1,748,865,708

Definitions:

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond

Summary of Investments By Sector	% of Investments	Value
Education	7.2%	$125,468,710
Health Care	5.6	96,216,537
Housing	0.7	11,880,124
Industrial Revenue	0.4	6,285,155
Leasing	7.2	125,306,495
Local	17.9	310,746,673
Power	5.8	100,087,164
Solid Waste/Resource Recovery	0.1	2,194,341
Special Tax	10.5	181,144,425
State	21.1	366,105,954
Tobacco	0.4	6,139,027
Transportation	12.9	223,335,521
Water & Sewer	10.1	174,292,336
Money Market Fund	0.1	1,726,137
	100.0%	$1,730,928,599

The summary of inputs used to value the Fund’s investments as of January 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$1,729,202,462	$—	$1,729,202,462
Money Market Fund	1,726,137	—	—	1,726,137
Total	$1,726,137	$1,729,202,462	$—	$1,730,928,599

* See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2018.

See Notes to Schedules of Investments

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2018 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.7%
Alabama: 1.4%

$400,000	Alabama Federal Aid Highway Finance Authority, Series A (RB) 4.00%, 09/01/27 (c)	$426,896
95,000	Birmingham Water Board Revenue, Series A (RB) 4.00%, 01/01/27 (c)	98,904
55,000	Decatur City Board of Education (ST) 5.00%, 02/01/25 (c)	61,235
135,000	Infirmary Health System, Inc., Series A (RB) 4.00%, 02/01/26 (c)	136,293
	Jefferson County, Senior Lien, Series A (RB) (AGM)
60,000	5.00%, 10/01/23 (c)	66,061
20,000	5.25%, 10/01/23 (c)	22,265
100,000	5.50%, 10/01/23 (c)	112,329
85,000	Lower Alabama Gas District, Gas Project Revenue, Series A (RB) 5.00%, 09/01/46	105,954
	Tuscaloosa City Board of Education (RB)
265,000	4.00%, 08/01/26 (c)	274,074
15,000	5.00%, 08/01/26 (c)	17,067
	UAB Medicine Finance Authority (RB)
110,000	4.00%, 09/01/26 (c)	112,572
445,000	4.00%, 03/01/27 (c)	447,020
220,000	5.00%, 09/01/26 (c)	251,097
	Water Works Board of the City of Birmingham, Series B (RB)
170,000	4.00%, 01/01/27 (c)	177,383
110,000	5.00%, 01/01/27 (c)	125,338
		2,434,488
Alaska: 0.1%
215,000	Municipality Of Anchorage, Senior Lien, Series A (RB) 4.00%, 12/01/24 (c)	221,209
Arizona: 1.4%
15,000	Arizona Board of Regents, Arizona State University System, Series A (RB) 5.00%, 07/01/25 (c)	17,098
40,000	Arizona Board of Regents, University of Arizona (RB) 5.00%, 06/01/26 (c)	46,016
225,000	Arizona Health Facilities Authority, Series A (RB) 5.00%, 01/01/24 (c)	249,343
110,000	Arizona Transportation Board, Highway Revenue, Series A (RB) 5.00%, 07/01/22 (c)	122,788
500,000	City of Phoenix Civic Improvement Corp., Series D (RB) 4.00%, 07/01/27 (c)	515,435
850,000	Maricopa County Industrial Development Authority, Banner Health, Series A (RB) 4.00%, 01/01/27 (c)	885,589
250,000	Maricopa County Industrial Development Authority, Series A (RB) 5.00%, 01/01/27 (c)	282,995
	Salt River Project Agricultural Improvement and Power District, Series A (RB)
220,000	5.00%, 06/01/25 (c)	251,084
60,000	5.00%, 01/01/27 (c)	70,039
		2,440,387
Arkansas: 0.0%
15,000	North Little Rock School District No. 1, Series B (GO) (SAW) 4.50%, 08/01/20 (c)	15,700
California: 17.4%
	Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB) (AGM)
435,000	4.00%, 10/01/26 (c)	456,763
350,000	5.00%, 10/01/26 (c)	397,610
230,000	Anaheim City School District/CA (GO) 3.00%, 08/01/26 (c)	208,921
345,000	Antelope Valley Community College District (GO) 5.00%, 02/01/25 (c)	392,927
390,000	Bay Area Toll Authority, Series F-1 (RB) 5.00%, 04/01/24 (c)	437,077
710,000	Bay Area Toll Authority, Series S-6 (RB) 5.00%, 10/01/24 (c)	800,191
380,000	Beverly Hills Unified School District (GO) 0.00%, 08/01/26 (c) ^	163,168
35,000	California Educational Facilities Authority, Pepperdine University (RB) 5.00%, 04/01/26 (c)	40,335
160,000	California Educational Facilities Authority, Series U-6 (RB) 5.00%, 05/01/45	212,800
95,000	California Health Facilities Financing Authority, Providence St. Joseph Health, Series A (RB) 4.00%, 10/01/26 (c)	98,017
	California Health Facilities Financing Authority, Series A (RB)
130,000	4.00%, 03/01/23 (c)	134,729
650,000	4.00%, 03/01/26 (c)	675,012
500,000	4.00%, 11/15/27 (c)	517,605
400,000	5.00%, 08/15/23 (c)	446,020
250,000	5.00%, 11/15/25 (c)	285,783
	California Health Facilities Financing Authority, Series B (RB)
300,000	4.00%, 11/15/26 (c)	311,250
125,000	4.00%, 11/15/26 (c)	129,304
325,000	California Infrastructure and Economic Development Bank, Series A (RB) 4.00%, 11/01/23 (c)	336,290
750,000	California Municipal Finance Authority, Series A (RB) 4.00%, 07/01/27 (c)	775,575
500,000	California Public Finance Authority, Henry Mayo Newhall Hospital (RB) 5.00%, 10/15/26 (c)	552,665
360,000	California State Public Works Board, Department of Correction and Rehabilitation, Series H (RB) 3.50%, 12/01/25 (c)	363,679
335,000	California State Public Works Board, Various Judicial Council Projects, Series A (RB) 5.00%, 03/01/23 (c)	374,041
	California State University, Series A (RB)
305,000	3.13%, 05/01/26 (c)	295,493
10,000	5.00%, 11/01/24 (c)	11,390
20,000	5.00%, 11/01/25 (c)	22,954
30,000	5.00%, 11/01/25 (c)	34,522
155,000	California Statewide Communities Development Authority, Huntington Memorial Hospital, Series B (RB) 5.00%, 07/01/24 (c)	172,101
500,000	California Statewide Communities Development Authority, Irvine East Campus Apartments (RB) 5.00%, 05/15/26 (c)	568,145
	California Statewide Communities Development Authority, John Muir Health, Series A (RB)
150,000	4.00%, 08/15/26 (c)	153,720
20,000	4.00%, 08/15/26 (c)	20,658
125,000	California Statewide Communities Development Authority, Los Angeles Jewish Home For The Aging, Series A (RB) 5.00%, 08/01/22 (c)	140,850
405,000	Centinela Valley Union High School District, Series B (GO) (AGM) 4.00%, 08/01/26 (c)	422,804
275,000	Cerritos Community College District, Series A (GO) 5.00%, 08/01/24 (c)	314,751
155,000	City of Los Angeles, Department of Airports, Series B (RB) 5.00%, 05/15/25 (c)	176,889
340,000	City of Los Angeles, Wastewater System Revenue, Series A (RB) 4.00%, 06/01/25 (c)	355,824
305,000	Coast Community College District, Series A (GO) 4.00%, 08/01/23 (c)	318,149
105,000	Contra Costa Water District, Series R (RB) 5.00%, 10/01/23 (c)	119,076
195,000	Cupertino Union School District, Series C (GO) 4.00%, 08/01/26 (c)	205,339
410,000	East Bay Municipal Utility District Water System, Series B (RB) 4.00%, 06/01/25 (c)	429,627
370,000	Eastern Municipal Water District, Wastewater Revenue, Series A (RB) 5.00%, 07/01/26 (c)	426,440
170,000	Elk Grove Unified School District (CP) 3.13%, 02/01/26 (c)	159,280
10,000	Fremont Union High School District (GO) 5.00%, 08/01/24 (c)	11,510
115,000	Garden Grove Unified School District, Series C (GO) 5.00%, 08/01/23 (c)	131,011
80,000	Gilroy School Facilities Financing Authority, Series A (RB) 4.00%, 08/01/23 (c)	82,186
130,000	Glendale Community College District, Series A (GO) 4.00%, 08/01/27 (c)	136,393
	Golden State Tobacco Securitization Corp., Series A (RB)
100,000	5.00%, 06/01/25 (c)	115,632
475,000	5.00%, 06/01/25 (c)	543,804
125,000	5.00%, 06/01/25 (c)	143,553
185,000	Hayward Area Recreation and Park District, Series A (GO) 4.00%, 08/01/27 (c)	194,866
105,000	Imperial Irrigation District Electric System Revenue, Series B-2 (RB) 5.00%, 11/01/26 (c)	121,134
	Imperial Irrigation District Electric System Revenue, Series C (RB)
10,000	5.00%, 05/01/26 (c)	11,506
15,000	5.00%, 05/01/26 (c)	17,319
165,000	5.00%, 05/01/26 (c)	191,166
	Kaweah Delta Health Care District, Series B (RB)
30,000	4.00%, 06/01/25 (c)	30,342
185,000	5.00%, 06/01/25 (c)	201,950
380,000	Livermore Valley Joint Unified School District/CA (GO) 3.00%, 08/01/26 (c)	349,782
100,000	Los Angeles Community College District/CA, Series J (GO) 4.00%, 08/01/27 (c)	106,592
	Los Angeles Department of Water and Power, Series A (RB)
335,000	5.00%, 07/01/24 (c)	380,724
65,000	5.00%, 07/01/24 (c)	74,242
105,000	5.00%, 01/01/26 (c)	120,972
750,000	5.00%, 01/01/26 (c)	864,652
900,000	5.00%, 01/01/26 (c)	1,033,461
750,000	5.00%, 01/01/27 (c)	878,700
40,000	Los Angeles Department of Water and Power, Series B (RB) 5.00%, 01/01/26 (c)	46,268
395,000	Los Angeles Department of Water and Power, Series C (RB) 5.00%, 07/01/27 (c)	461,834
10,000	Los Angeles Department of Water and Power, Series E (RB) 5.00%, 07/01/24 (c)	11,365
220,000	Los Angeles International Airport, Series B (RB) 5.00%, 05/15/23 (c)	245,566
	Los Angeles Unified School District, Series A (GO)
200,000	4.00%, 07/01/25 (c)	209,270
100,000	5.00%, 07/01/25 (c)	114,418
200,000	Marin Healthcare District, Series A (GO) 4.00%, 08/01/25 (c)	209,502
330,000	Metropolitan Water District of Southern California, Series A (RB) 5.00%, 07/01/25 (c)	381,642
100,000	Montebello Unified School District, Series A (GO) 4.00%, 08/01/26 (c)	102,243
15,000	Northern California Transmission Agency (RB) 5.00%, 05/01/26 (c)	17,212
110,000	Oakland Unified School District, Series A (GO) 5.00%, 08/01/25 (c)	124,673
110,000	Peralta Community College District (GO) 4.00%, 08/01/25 (c)	115,078
125,000	Port of Los Angeles, Harbor Department, Series B (RB) 5.00%, 08/01/24 (c)	142,028
40,000	Regents of the University of California, Series AM (RB) 5.25%, 05/15/24 (c)	46,639
45,000	Regents of the University of California, Series AO (RB) 4.00%, 05/15/25 (c)	47,381
250,000	Regents of the University of California, Series AR (RB) 4.00%, 05/15/26 (c)	264,820
50,000	Regents of the University of California, Series L (RB) 4.00%, 05/15/26 (c)	52,112
	Riverside County Public Financing Authority (RB)
140,000	4.00%, 11/01/25 (c)	146,938
490,000	4.13%, 11/01/25 (c)	514,676
75,000	Riverside County Transportation Commission (RB) 5.25%, 06/01/23 (c)	88,344
15,000	Sacramento County Sanitation Districts Financing Authority (RB) 5.00%, 06/01/24 (c)	17,154
40,000	San Diego County Regional Transportation Commission (RB) 5.00%, 04/01/26 (c)	46,413
55,000	San Diego Public Facilities Financing Authority Water Revenue (RB) 5.00%, 08/01/26 (c)	63,554
250,000	San Diego Unified School District, Series G (GO) 4.00%, 07/01/25 (c)	262,595
	San Diego Unified School District, Series I (GO)
380,000	0.00%, 07/01/25 (c) ^	161,215
385,000	0.00%, 07/01/25 (c) ^	179,549
25,000	0.00%, 07/01/25 (c) ^	12,892
500,000	3.13%, 07/01/27 (c)	473,325
895,000	4.00%, 07/01/27 (c)	941,621
500,000	San Francisco Bay Area Rapid Transit District (GO) 4.00%, 08/01/27 (c)	532,960
250,000	San Francisco City and County Public Utilities Commission Wastewater Revenue (RB) 4.00%, 10/01/25 (c)	261,410
15,000	San Francisco City and County Redevelopment Agency (TA) 5.00%, 08/01/26 (c)	16,947
500,000	San Francisco Municipal Transportation Agency (RB) 4.00%, 03/01/27 (c)	525,655
325,000	San Jose, California Financing Authority Lease, Series A (RB) 5.00%, 06/01/23 (c)	369,648
	Santa Clara County, Series B (GO)
225,000	3.38%, 08/01/22 (c)	225,419
260,000	3.50%, 08/01/22 (c)	261,508
50,000	Sequoia Union High School District (GO) 3.25%, 07/01/24 (c)	49,191
310,000	State of California, Series CK (GO) 3.75%, 12/01/24 (c)	319,607
	State of California, Various Purpose (GO)
25,000	3.75%, 10/01/24 (c)	25,547
30,000	4.00%, 04/01/23 (c)	31,235
15,000	4.13%, 05/01/24 (c)	15,832
800,000	4.50%, 12/01/23 (c)	880,352
220,000	5.00%, 04/01/23 (c)	245,577
825,000	5.00%, 11/01/23 (c)	930,979
400,000	5.00%, 10/01/24 (c)	455,228
750,000	5.00%, 09/01/26 (c)	861,495
240,000	Victor Valley Community College District (GO) 4.00%, 08/01/26 (c)	250,190
15,000	Washington Township Health Care District (GO) 3.75%, 08/01/25 (c)	15,405
	West Contra Costa Unified School District (GO)
55,000	4.00%, 08/01/25 (c)	57,020
55,000	5.00%, 08/01/23 (c)	62,415
100,000	William S. Hart High School District, Series C (GO) 3.50%, 08/01/23 (c)	100,199
		30,193,417
Colorado: 2.0%
220,000	Adams and Weld County, School District No. 27J (GO) (SAW) 5.00%, 12/01/25 (c)	252,813
500,000	Board of Water Commissioners of the City of Denver (RB) 4.00%, 09/15/27 (c)	532,880
240,000	City of Aurora, First Lien (RB) 2.00%, 08/01/19 (c)	218,803
50,000	Colorado Health Facilities Authority, Adventist Health System, Series A (RB) 4.00%, 05/15/26 (c)	50,704
400,000	Colorado Health Facilities Authority, Children Hospital, Series A (RB) 5.00%, 06/01/26 (c)	447,068
225,000	Colorado Health Facilities Authority, Vail Valley Center Project (RB) 4.00%, 01/15/26 (c)	228,524
	Colorado High Performance Transportation Enterprise (RB)
250,000	5.00%, 12/31/24 (c)	271,565
250,000	5.00%, 12/31/24 (c)	272,045
200,000	Park Creek Metropolitan District (RB) 5.00%, 12/01/25 (c)	225,048
105,000	Park Creek Metropolitan District, Series A (RB) 5.00%, 12/01/25 (c)	118,382
130,000	Regents of the University of Colorado, Series B-1 (RB) 3.00%, 06/01/26 (c)	119,886
	Regional Transportation District, Series A (CP)
10,000	4.00%, 06/01/25 (c)	10,366
110,000	5.00%, 06/01/23 (c)	121,959
500,000	University of Colorado, Series A (RB) 4.00%, 06/01/28 (c)	533,120
		3,403,163
Connecticut: 1.0%
100,000	Connecticut Housing Finance Authority, Series A-1 (RB) 3.50%, 05/15/25 (c)	100,380
15,000	Connecticut Housing Finance Authority, Series C-1 (RB) 3.50%, 11/15/24 (c)	15,613
120,000	Connecticut Housing Finance Authority, Series F-1 (RB) 3.40%, 11/15/21 (c)	117,044
120,000	Metropolitan District Hartford County, Clean Water Project, Series A (RB) 4.00%, 04/01/22 (c)	121,650
	Metropolitan District, Clean Water Project, Series A (RB)
155,000	5.00%, 04/01/22 (c)	172,174
220,000	5.00%, 11/01/24 (c)	245,689
380,000	State of Connecticut Clean Water Fund - State Revolving Fund (RB) 5.00%, 05/01/27 (c)	443,297
230,000	State of Connecticut Health and Educational Facilities Authority, Series L (RB) 4.13%, 07/01/25 (c)	239,156
145,000	State of Connecticut, Series B (GO) 5.00%, 06/15/25 (c)	158,326
45,000	University of Connecticut, Series A (RB) 5.00%, 01/15/27 (c)	50,222
		1,663,551
Delaware: 0.4%
150,000	New Castle County (GO) 4.00%, 04/01/27 (c)	157,875
500,000	State of Delaware (GO) 3.25%, 03/01/27 (c)	500,380
		658,255
District of Columbia: 1.3%
145,000	District of Columbia (RB) 5.00%, 04/01/27 (c)	165,706
250,000	District of Columbia, Children’s Hospital Obligated Group (RB) 5.00%, 01/15/26 (c)	277,525
	District of Columbia, Series A (GO)
660,000	4.00%, 06/01/27 (c)	698,999
250,000	5.00%, 06/01/27 (c)	291,082
350,000	District of Columbia, Series D (GO) 5.00%, 12/01/26 (c)	406,885
230,000	District of Columbia, Water and Sewer Authority, Series A (RB) 3.25%, 04/01/26 (c)	224,107
225,000	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series A (RB) 5.00%, 04/01/22 (c)	241,661
		2,305,965
Florida: 3.5%
335,000	Central Florida Expressway Authority, Series A (RB) 5.00%, 07/01/23 (c)	374,634
350,000	Central Florida Expressway Authority, Series B (RB) 4.00%, 07/01/26 (c)	369,180
250,000	City of Jacksonville, Series A (RB) 5.25%, 10/01/27 (c)	296,415
170,000	City of Port St. Lucie, Southwest Annexation Special Assessment District No. 1 (SA) 3.00%, 07/01/26 (c)	154,676
270,000	City of Port St. Lucie, Utility System Revenue (RB) 3.00%, 09/01/26 (c)	246,653
255,000	City of Tallahassee, Florida Health Facilities Authority, Memorial Healthcare, Inc. Project, Series A (RB) 4.00%, 12/01/25 (c)	254,893
465,000	City of Tampa, Baycare Health System, Series A (RB) 4.00%, 05/15/26 (c)	474,188
250,000	County of Miami-Dade FL Water & Sewer System Revenue, Series B (RB) 3.13%, 10/01/27 (c)	232,950
25,000	Hillsborough County Aviation Authority, Series B (RB) 5.00%, 10/01/24 (c)	27,839
	Jacksonville Transportation Authority, Senior Lien (RB)
60,000	5.00%, 08/01/25 (c)	68,827
285,000	5.00%, 08/01/25 (c)	328,177
160,000	Miami Beach Redevelopment Agency, Historic Convention Village, Series B (AGM) (TA) 5.00%, 02/01/24 (c)	181,197
135,000	Miami Beach Redevelopment Agency, Series A (AGM) (TA) 5.00%, 02/01/24 (c)	153,205
805,000	Miami-Dade County (RB) 4.00%, 10/01/26 (c)	835,437
	Miami-Dade County Educational Facilities Authority, Series A (RB)
195,000	4.00%, 04/01/25 (c)	202,250
465,000	5.00%, 04/01/25 (c)	517,870
25,000	Miami-Dade County School District (GO) 5.00%, 03/15/26 (c)	28,501
280,000	Miami-Dade County, Water and Sewer System Revenue, Series A (RB) 5.00%, 10/01/22 (c)	312,326
265,000	Orange County Health Facilities Authority (RB) 4.00%, 10/01/26 (c)	267,504
355,000	Palm Beach County, Public Improvement (RB) 5.00%, 12/01/25 (c)	406,876
260,000	State of Florida (GO) 3.25%, 07/01/27 (c)	260,624
		5,994,222
Georgia: 1.4%
145,000	Dahlonega Downtown Development Authority (RB) 3.13%, 07/01/23 (c)	135,527
470,000	Georgia Higher Education Facilities Authority, USG Real Estate Foundation I, LLC Project (RB) 4.13%, 06/15/25 (c)	492,969
150,000	Georgia Housing and Finance Authority, Series A-1 (RB) 3.20%, 12/01/25 (c)	147,698
115,000	Georgia Housing and Finance Authority, Series B-1 (RB) 3.35%, 12/01/25 (c)	111,498
125,000	Georgia Housing and Finance Authority, Series B-1 3.35%, 12/01/25 (c)	121,194
	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4, Series A (RB)
165,000	5.00%, 07/01/25 (c)	177,241
35,000	5.50%, 07/01/25 (c)	39,220
150,000	Paulding County, Water & Sewerage Revenue (RB) 3.00%, 12/01/26 (c)	129,992
770,000	Private Colleges and Universities Authority, Emory University, Series A (RB) 5.00%, 10/01/23 (c)	872,787
150,000	Private Colleges and Universities Authority, Emory University, Series B (RB) 3.00%, 10/01/24 (c)	139,778
100,000	State of Georgia (GO) 3.00%, 02/01/27 (c)	95,382
		2,463,286
Hawaii: 0.4%
445,000	Hawaii County, Series A (GO) 4.00%, 03/01/26 (c)	469,515
130,000	Honolulu City and County, Series A (GO) 5.00%, 10/01/25 (c)	149,405
100,000	State of Hawaii, Series FB (GO) 3.00%, 04/01/26 (c)	93,318
		712,238
Idaho: 0.1%
190,000	Idaho Health Facilities Authority, Series A (RB) 5.00%, 03/01/24 (c)	206,275
Illinois: 3.2%
15,000	Board of Trustees of the University of Illinois, Series A (RB) 5.00%, 04/01/24 (c)	16,420
250,000	Chicago Board of Education (ST) 5.75%, 04/01/27 (c)	286,788
50,000	Chicago Metropolitan Water Reclamation District, Series A (GO) 5.00%, 12/01/24 (c)	55,611
250,000	Chicago Midway International Airport, Series B (RB) 5.00%, 01/01/26 (c)	281,420
	Chicago O’Hare International Airport, Series C (RB)
165,000	5.00%, 01/01/26 (c)	186,353
500,000	5.00%, 01/01/27 (c)	568,475
815,000	Chicago O’Hare International Airport, Series D (RB) 5.00%, 01/01/27 (c)	919,206
500,000	Chicago Transit Authority, Second Lien (RB) (AGM) 5.00%, 12/01/26 (c)	544,630
40,000	City of Chicago, O’Hare International Airport, Senior Lien (RB) 5.75%, 01/01/23 (c)	45,915
510,000	City of Chicago, O’Hare International Airport, Senior Lien, Series D (RB) 5.00%, 01/01/25 (c)	565,187
500,000	City of Chicago, Series A (GO) 6.00%, 01/01/27 (c)	572,325
250,000	City of Chicago, Waterworks Revenue, Second Lien (RB) 5.00%, 11/01/27 (c)	280,513
235,000	Illinois Finance Authority, DePaul University, Series A (RB) 3.00%, 10/01/26 (c)	207,272
720,000	Illinois Finance Authority, Mercy Health Corp. (RB) 5.00%, 06/01/26 (c)	781,704
140,000	Illinois Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/25 (c)	157,002
		5,468,821
Indiana: 0.7%
350,000	Indiana Finance Authority, Stadium Project, Series A (RB) 5.25%, 08/01/25 (c)	410,469
190,000	Indiana Municipal Power Agency, Series A (RB) 5.00%, 07/01/26 (c)	216,551
120,000	Richmond Hospital Authority, Reid Hospital Project, Series A (RB) 5.00%, 01/01/25 (c)	131,759
515,000	Trustees of Indiana University, Series A (RB) 4.00%, 06/01/25 (c)	538,628
		1,297,407
Iowa: 0.5%
	Iowa Higher Education Loan Authority (RB)
500,000	5.00%, 12/01/26 (c)	577,470
250,000	5.00%, 12/01/26 (c)	289,997
		867,467
Kansas: 0.3%
150,000	Leavenworth County Unified School District No. 469 (GO) 3.38%, 09/01/22 (c)	150,219
	State of Kansas Department of Transportation, Series A (RB)
125,000	5.00%, 09/01/27 (c)	147,275
200,000	5.00%, 09/01/27 (c)	236,192
25,000	Wyandotte County, Kansas City Unified Government Utility System Improvement, Series A (RB) 5.00%, 09/01/24 (c)	28,252
		561,938
Kentucky: 1.0%
410,000	Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project, Series A (RB) 4.25%, 07/01/25 (c)	421,865
250,000	Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB) 5.75%, 07/01/23 (c)	278,035
750,000	Louisville & Jefferson County Metropolitan Sewer District, Series A (RB) 3.25%, 11/15/26 (c)	694,822
225,000	Louisville and Jefferson County Metro Sewer District, Series A (RB) 3.00%, 11/15/25 (c)	205,655
140,000	University of Kentucky, Series A (RB) 3.25%, 04/01/25 (c)	134,389
		1,734,766
Louisiana: 1.6%
35,000	City of Alexandria, Series A (RB) 5.00%, 05/01/23 (c)	38,840
80,000	City of Bossier City, Utilities Revenue (RB) 5.00%, 10/01/24 (c)	91,412
400,000	East Baton Rouge Sewerage Commission, Series B (RB) 4.00%, 02/01/25 (c)	414,076
	Louisiana Local Government Environmental Facilities and Community Development Authority, East Baton Rouge Commission Project, Series A (RB)
185,000	4.00%, 02/01/23 (c)	188,867
140,000	5.00%, 02/01/24 (c)	155,995
	Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 360 Project (RB)
30,000	5.00%, 10/01/24 (c)	33,888
55,000	5.00%, 10/01/24 (c)	62,272
	Louisiana Local Government Environmental Facilities and Community Development Authority, Woman’s Hospital Foundation Project, Series A (RB)
340,000	4.00%, 10/01/27 (c)	343,529
	Louisiana Public Facilities Authority (RB)
230,000	4.00%, 05/15/27 (c)	233,560
765,000	5.00%, 07/01/26 (c)	831,127
400,000	New Orleans Aviation Board, North Terminal Project, Series A (RB) 5.00%, 01/01/27 (c)	451,804
10,000	Terrebonne Levee and Conservation District (RB) 5.00%, 07/01/23 (c)	11,151
		2,856,521
Maine: 0.2%
250,000	Maine Municipal Bond Bank, Series C (RB) 5.00%, 11/01/27 (c)	291,055
Maryland: 1.7%
	City of Baltimore, Water Projects, Series A (RB)
15,000	5.00%, 01/01/24 (c)	16,874
300,000	5.00%, 01/01/25 (c)	338,604
220,000	Maryland Health & Higher Educational Facilities Authority, Series A (RB) 5.00%, 07/01/26 (c)	248,829
150,000	Maryland Health & Higher Educational Facilities Authority, Series D (RB) 4.00%, 01/01/28 (c)	152,853
115,000	Maryland Health and Higher Educational Facilities Authority (RB) 4.00%, 07/01/24 (c)	118,149
390,000	Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center Issue, Series A (RB) 4.00%, 07/01/26 (c)	390,542
	Maryland Health and Higher Educational Facilities Authority, Series A (RB)
135,000	4.00%, 07/01/22 (c)	138,973
260,000	4.00%, 05/15/27 (c)	262,805
245,000	Maryland Health and Higher Educational Facilities Authority, Series B (RB) 4.00%, 08/15/23 (c)	253,257
100,000	Prince George’s County (CP) 3.25%, 10/01/27 (c)	90,592
270,000	Trinity Health Credit Group, Maryland Health and Higher Educational Facility, Series MD (RB) 4.00%, 06/01/27 (c)	276,545
110,000	University System of Maryland (RB) 3.00%, 04/01/26 (c)	105,420
500,000	Washington Suburban Sanitary Commission (GO) 4.00%, 06/01/24 (c)	525,375
		2,918,818
Massachusetts: 4.4%
175,000	Boston Water and Sewer Commission, Series A (RB) 3.63%, 11/01/24 (c)	176,612
160,000	Boston Water and Sewer Commission, Series B (RB) 3.00%, 11/01/23 (c)	144,176
	Commonwealth of Massachusetts, Series A (GO)
25,000	4.00%, 04/01/21 (c)	25,710
190,000	4.50%, 12/01/21 (c)	205,382
20,000	5.00%, 12/01/21 (c)	22,178
430,000	5.00%, 03/01/24 (c)	485,878
	Commonwealth of Massachusetts, Series E (GO)
85,000	3.00%, 04/01/25 (c)	76,080
120,000	3.00%, 04/01/25 (c)	105,838
275,000	3.25%, 09/01/25 (c)	261,841
600,000	4.00%, 04/01/25 (c)	621,150
415,000	4.00%, 09/01/25 (c)	433,202
375,000	4.00%, 09/01/25 (c)	391,192
170,000	5.00%, 08/01/21 (c)	187,022
245,000	Commonwealth of Massachusetts, Series G (GO) 3.00%, 09/01/26 (c)	213,988
500,000	Commonwealth of Massachusetts, Series J (GO) 4.00%, 12/01/26 (c)	519,990
100,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/27 (c)	115,584
635,000	Massachusetts Bay Transportation Authority, Series B (RB) 4.00%, 07/01/25 (c)	669,563
10,000	Massachusetts Development Finance Agency, Berklee College of Music Issue (RB) 5.00%, 10/01/26 (c)	11,417
250,000	Massachusetts Development Finance Agency, Boston Medical Center, Series E (RB) 4.00%, 07/01/26 (c)	251,770
200,000	Massachusetts Development Finance Agency, Boston Student Housing Project (RB) 5.00%, 10/01/26 (c)	218,648
450,000	Massachusetts Development Finance Agency, Dana-Farber Cancer Institute, Series N (RB) 5.00%, 12/01/26 (c)	514,840
300,000	Massachusetts Development Finance Agency, Lahey Health System Obligated Group Issue, Series F (RB) 5.00%, 08/15/25 (c)	334,839
250,000	Massachusetts Development Finance Agency, Suffolk University (RB) 4.00%, 07/01/27 (c)	254,118
675,000	Massachusetts School Building Authority, Series C (RB) 5.00%, 08/15/25 (c)	779,220
225,000	Massachusetts State College Building Authority, Series C (RB) 3.00%, 05/01/22 (c)	208,449
290,000	Massachusetts Water Resources Authority, Series C (RB) 4.00%, 08/01/26 (c)	307,142
150,000	Massachusetts Water Resources Authority, Series D (RB) 3.00%, 08/01/26 (c)	136,647
		7,672,476
Michigan: 2.2%
360,000	Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C (RB) 5.00%, 07/01/26 (c)	397,948
500,000	Great Lakes Water Authority, Water Supply System, Second Lien, Series B (RB) 5.00%, 07/01/26 (c)	553,855
220,000	Great Lakes Water Authority, Water Supply System, Senior Lien, Series A (RB) 5.00%, 07/01/26 (c)	247,793
95,000	Karegnondi Water Authority, Michigan Water Supply System, Series A (RB) 5.00%, 11/01/23 (c)	103,959
130,000	L’Anse Creuse Public Schools (GO) (Q-SBLF) 3.75%, 05/01/25 (c)	132,393
	Michigan Finance Authority, Henry Ford Health System (RB)
725,000	4.00%, 11/15/26 (c)	727,632
110,000	4.00%, 11/15/26 (c)	112,538
390,000	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB) 5.00%, 07/01/24 (c)	421,707
560,000	Michigan Finance Authority, Trinity Health Credit Group, Series MI (RB) 4.00%, 06/01/25 (c)	576,850
100,000	Michigan State Housing Development Authority, Series A (RB) 3.70%, 12/01/25 (c)	100,809
310,000	Wayne County Airport Authority, Series A (RB) 5.00%, 12/01/27 (c)	351,971
100,000	Wayne State University (RB) 4.00%, 11/15/23 (c)	102,331
		3,829,786
Minnesota: 0.2%
300,000	State of Minnesota, Series A (RB) 5.00%, 06/01/23 (c)	337,680
Mississippi: 0.3%
500,000	State of Mississippi (GO)
	4.00%, 10/01/27 (c)	529,590
Missouri: 1.2%
235,000	Health & Educational Facilities Authority of the State of Missouri, Series C (RB) 4.00%, 11/15/27 (c)	244,459
	Health and Educational Facilities Authority of the State of Missouri, Series A (RB)
85,000	5.00%, 11/15/23 (c)	91,940
130,000	5.00%, 10/01/25 (c)	147,679
250,000	Health and Educational Facilities Authority of the State of Missouri, Series F (RB) 4.00%, 11/15/24 (c)	256,720
600,000	Health and Educational Facilities Authority, Series C (RB) 4.00%, 07/01/26 (c) (p)	610,938
	Metropolitan St. Louis Sewer District, Series B (RB)
10,000	5.00%, 05/01/23 (c)	11,259
170,000	5.00%, 05/01/23 (c)	191,843
425,000	Missouri Joint Municipal Electric Utility Commission, Series A (RB) 4.00%, 06/01/26 (c)	448,719
		2,003,557
Montana: 0.1%
165,000	Gallatin County High School District No. 7, Series A (GO) 4.00%, 06/01/27 (c)	176,946

Nebraska: 0.5%
25,000	Lancaster County School District No. 0001, Lincoln Public School (GO) 4.00%, 01/15/24 (c)	26,353
505,000	Nebraska Public Power District, Series A-2 (RB) 5.00%, 01/01/22 (c)	550,601
40,000	Omaha Public Power District, Nebraska City Station Unit 2 (RB) 5.00%, 02/01/26 (c)	45,468
85,000	Omaha Public Power District, Series A (RB) 5.25%, 02/01/25 (c)	96,875
210,000	Sarpy County Hospital Authority No. 1 (RB) 3.00%, 05/15/26 (c)	183,677
		902,974
Nevada: 0.7%
500,000	City of Carson City NV (RB) 5.00%, 09/01/27 (c)	553,720
30,000	City of Las Vegas, Series C (GO) 4.00%, 03/01/26 (c)	31,413
400,000	Clark County School District, Series A (GO) 4.00%, 06/15/27 (c)	418,452
135,000	Las Vegas Convention and Visitors Authority, Series C (RB) 4.00%, 07/01/26 (c)	137,510
20,000	Las Vegas Valley, Nevada Water District, Series A (GO) 5.00%, 06/01/26 (c)	23,024
95,000	Washoe County, Nevada Highway Revenue (RB) 5.00%, 02/01/19 (c)	98,145
		1,262,264
New Hampshire: 0.3%
320,000	New Hampshire Municipal Bond Bank, Series B (RB) 4.00%, 08/15/27 (c)	337,123
200,000	New Hampshire Municipal Bond Bank, Series D (RB) 4.00%, 08/15/26 (c)	211,102
		548,225
New Jersey: 2.6%
	Atlantic County Improvement Authority, Series A (RB) (AGM)
250,000	3.25%, 07/01/26 (c)	238,520
165,000	4.00%, 07/01/26 (c)	170,356
250,000	New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB) 5.00%, 12/15/26 (c)	270,053
300,000	New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB) 5.00%, 06/15/27 (c)	322,992
45,000	New Jersey Educational Facilities Authority, Series A (RB) 5.00%, 07/01/24 (c)	50,409
320,000	New Jersey Health Care Facilities Financing Authority (RB) 5.00%, 04/01/28 (c)	344,554
	New Jersey Health Care Facilities Financing Authority, Series A (RB)
150,000	4.00%, 07/01/27 (c)	154,872
130,000	5.00%, 07/01/24 (c)	141,757
80,000	5.25%, 07/01/23 (c)	90,234
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
255,000	5.00%, 06/15/23 (c)	268,586
100,000	5.00%, 06/15/24 (c)	105,454
75,000	New Jersey Turnpike Authority, Series A (RB) 5.00%, 07/01/22 (c)	82,755
100,000	New Jersey Turnpike Authority, Series B (RB) 5.00%, 01/01/28 (c)	114,728
1,010,000	New Jersey Turnpike Authority, Series E (RB) 5.00%, 01/01/25 (c)	1,129,907
210,000	New Jersey Turnpike Authority, Series G (RB) 4.00%, 01/01/28 (c)	217,302
210,000	Rutgers, State University of New Jersey (RB) 5.00%, 05/01/23 (c)	234,127
	Rutgers, State University of New Jersey, Series M (RB)
410,000	3.13%, 05/01/21 (c)	389,693
105,000	3.13%, 05/01/21 (c)	99,173
		4,425,472
New Mexico: 0.3%
500,000	New Mexico Hospital Equipment, Presbyterian Healthcare Services, Series A (RB) 4.00%, 11/01/27 (c)	511,745

New York: 15.6%
	Brooklyn Arena Local Development Corp., Series A (RB) (AGM)
110,000	3.00%, 01/15/27 (c)	103,802
125,000	3.00%, 01/15/27 (c)	119,846
	Build NYC Resource Corp., New York Law School Project (RB)
240,000	4.00%, 01/01/26 (c)	240,636
500,000	5.00%, 01/01/26 (c)	551,075
	City of New York, Series B-1 (GO)
25,000	4.00%, 12/01/26 (c)	26,252
200,000	5.00%, 10/01/27 (c)	232,968
100,000	5.00%, 10/01/27 (c)	117,033
	Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB)
420,000	5.00%, 07/01/26 (c)	469,455
345,000	5.00%, 07/01/26 (c)	391,641
1,160,000	Hudson Yards Infrastructure Corp., Series A (RB) 5.00%, 02/15/27 (c)	1,332,527
500,000	Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Series A (RB) 4.00%, 11/01/27 (c)	477,300
300,000	Long Island Power Authority (RB) 5.00%, 09/01/27 (c)	341,592
	Metropolitan Transportation Authority, Series A (RB)
300,000	5.00%, 05/15/25 (c)	336,282
250,000	5.25%, 11/15/26 (c)	297,402
	Metropolitan Transportation Authority, Series A-1 (RB)
25,000	4.00%, 05/15/26 (c)	25,910
405,000	5.00%, 05/15/26 (c)	464,017
155,000	Metropolitan Transportation Authority, Series B (RB) 5.25%, 05/15/25 (c)	174,745
250,000	Metropolitan Transportation Authority, Series C-1 (RB) 5.25%, 11/15/26 (c)	287,318
	Metropolitan Transportation Authority, Series D (RB)
250,000	4.00%, 05/15/28 (c)	260,050
25,000	5.00%, 11/15/23 (c)	28,174
	Metropolitan Transportation Authority, Series D-1 (RB)
35,000	5.00%, 11/15/24 (c)	39,774
250,000	5.25%, 11/15/24 (c)	289,782
	Metropolitan Transportation Authority, Series E (RB)
20,000	5.00%, 11/15/23 (c)	22,539
670,000	5.00%, 11/15/23 (c)	756,604
	MTA Hudson Rail Yards Trust, Series A (RB)
500,000	5.00%, 11/15/19 (c)	526,085
145,000	5.00%, 11/15/23 (c)	162,336
150,000	Nassau County, New York General Improvement, Series A (GO) 4.00%, 04/01/22 (c)	153,111
270,000	Nassau County, Series B (GO) 5.00%, 04/01/23 (c)	299,735
	Nassau County, Series C (GO)
180,000	5.00%, 04/01/26 (c)	203,108
150,000	5.00%, 04/01/26 (c)	169,373
255,000	New York City Housing Development Corp., Series D (RB) 3.65%, 02/01/25 (c)	251,004
215,000	New York City Municipal Water Finance Authority, Series A (RB) 3.00%, 06/15/26 (c)	206,164
375,000	New York City Municipal Water Finance Authority, Series BB-2 (RB) 5.00%, 06/15/25 (c)	425,306
170,000	New York City Municipal Water Finance Authority, Series CC-1 (RB) 4.00%, 12/15/26 (c)	178,813
750,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series AA (RB) 5.00%, 06/15/24 (c)	854,535
105,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series CC (RB) 4.00%, 06/15/24 (c)	109,005
	New York City Municipal Water Finance Authority, Water and Sewer System, Series CC-1 (RB)
10,000	5.00%, 06/15/26 (c)	11,438
10,000	5.00%, 12/15/26 (c)	11,581
120,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series DD (RB) 5.00%, 06/15/24 (c)	138,476
	New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB)
175,000	4.00%, 06/15/27 (c)	184,077
400,000	5.00%, 06/15/23 (c)	455,332
410,000	5.00%, 06/15/23 (c)	461,853
805,000	5.00%, 06/15/24 (c)	928,946
315,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series FF (RB) 5.00%, 06/15/25 (c)	360,848
10,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series GG (RB) 5.00%, 06/15/25 (c)	11,456
55,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series HH (RB) 5.00%, 06/15/25 (c)	63,005
425,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series A-1 (RB) 4.00%, 05/01/26 (c)	444,745
400,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-1 (RB) 4.00%, 08/01/27 (c)	420,004
400,000	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW) 4.00%, 01/15/26 (c)	418,584
	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series A-1 (RB)
50,000	5.00%, 11/01/23 (c)	57,083
10,000	5.00%, 11/01/23 (c)	11,382
250,000	5.00%, 08/01/25 (c)	291,187
500,000	5.00%, 08/01/25 (c)	583,860
500,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series A-3 (RB) 5.00%, 08/01/27 (c)	579,420
500,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series B-1 (RB) 5.00%, 08/01/24 (c)	574,535
20,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series D-1 (RB) 5.00%, 02/01/24 (c)	22,709
250,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series E-1 (RB) 5.00%, 02/01/27 (c)	289,598
285,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series F-1 (RB) 5.00%, 05/01/27 (c)	328,482
	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series F-3 (RB)
175,000	3.00%, 02/01/26 (c)	168,854
530,000	3.00%, 02/01/26 (c)	512,059
1,425,000	3.00%, 02/01/26 (c)	1,380,568
	New York State Dormitory Authority (RB)
375,000	4.00%, 07/01/26 (c)	393,015
180,000	5.00%, 09/15/25 (c)	209,007
200,000	5.00%, 07/01/26 (c)	233,756
95,000	5.00%, 07/01/26 (c)	108,049
150,000	5.00%, 03/15/27 (c)	173,516
	New York State Dormitory Authority, Series A (RB)
250,000	4.00%, 03/15/27 (c)	263,275
230,000	5.00%, 03/15/23 (c)	258,522
155,000	5.00%, 03/15/24 (c)	177,236
500,000	New York State Environmental Facilities Corp., Series E (RB) 5.00%, 06/15/27 (c)	589,185
250,000	New York State Housing Finance Agency, Series M (RB) 3.75%, 11/01/26 (c)	240,860
25,000	New York State Thruway Authority (RB) 4.00%, 01/01/26 (c)	25,544
	New York State Urban Development Corp., Series A (RB)
170,000	5.00%, 09/15/25 (c)	196,632
75,000	5.00%, 09/15/25 (c)	86,862
50,000	New York State Urban Development Corp., Series E (RB) 5.00%, 03/15/23 (c)	56,252
	Port Authority of New York and New Jersey, Series 184 (RB)
25,000	5.00%, 09/01/24 (c)	28,770
25,000	5.00%, 09/01/24 (c)	28,623
650,000	Port Authority of New York and New Jersey, Series 194 (RB) 5.00%, 10/15/25 (c)	746,499
420,000	State of New York Mortgage Agency (RB) 3.50%, 04/01/26 (c)	417,976
830,000	Triborough Bridge and Tunnel Authority, Series A (RB) 5.00%, 05/15/26 (c)	956,874
130,000	Triborough Bridge and Tunnel Authority, Series B-3 (RB) 5.00%, 11/15/25 (c)	150,666
500,000	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB) 5.00%, 06/01/27 (c)	568,625
	Utility Debt Securitization Authority (RB)
740,000	5.00%, 12/15/23 (c)	850,852
270,000	5.00%, 12/15/25 (c)	314,793
420,000	Westchester County Local Development Corp. (RB) 3.75%, 11/01/25 (c)	405,182
		27,115,952
North Carolina: 0.9%
250,000	Mecklenburg County, Series A (GO) 3.00%, 04/01/27 (c)	237,830
100,000	North Carolina Agricultural & Technical State University, Series A (RB) 5.00%, 10/01/25 (c)	113,599
265,000	North Carolina Capital Facilities Finance Agency (RB) 5.00%, 10/01/25 (c)	296,607
500,000	North Carolina Medical Care Commission, Duke University Health System, Series D (RB) 4.00%, 06/01/26 (c)	520,480
370,000	Town of Cary, Combined Utility Systems Revenue (RB) 4.00%, 12/01/22 (c)	407,851
		1,576,367
Ohio: 2.9%
355,000	Akron Bath Copley Joint Township Hospital District (RB) 5.00%, 05/15/23 (c)	393,574
150,000	Allen County, Ohio Hospital Facilities Revenue Bonds, Series A (RB) 5.00%, 11/01/24 (c)	163,505
	American Municipal Power, Inc., Series A (RB)
300,000	4.00%, 02/15/26 (c)	307,254
85,000	5.00%, 02/15/24 (c)	94,370
220,000	5.00%, 02/15/26 (c)	245,716
400,000	City of Chillicothe, Hospital Facilities, Adena Health System Obligated Group Project (RB) 4.00%, 12/01/27 (c)	404,856
100,000	Clermont County Port Authority, West Clermont Local School District Project (RB) 4.25%, 12/01/25 (c)	103,019
375,000	Columbus City School District (GO) 5.00%, 12/01/26 (c)	431,535
150,000	Euclid City School District, Series A (GO) (SD CRED PROG) 4.00%, 01/15/26 (c)	153,074
250,000	Hamilton County, Life Enriching Communities Project (RB) 5.00%, 01/01/26 (c)	269,623
300,000	North Royalton City School District (GO) 5.00%, 06/01/25 (c)	340,686
940,000	Northeast Ohio Regional Sewer District (RB) 5.00%, 11/15/24 (c)	1,071,327
450,000	Ohio Housing Finance Agency, Series D (RB) 3.63%, 09/01/26 (c)	439,200
25,000	Olentangy Local School District (GO) (SD CRED PROG) 5.00%, 06/01/26 (c)	28,661
40,000	Scioto County, Southern Ohio Medical Center (RB) 3.38%, 02/15/26 (c)	38,270
500,000	State of Ohio Hospital, Cleveland Clinic Health System, Series A (RB) 4.00%, 06/01/23 (c)	519,445
		5,004,115
Oklahoma: 0.5%
250,000	Edmond Public Works Authority (RB) 4.00%, 07/01/27 (c)	261,170
500,000	Oklahoma Turnpike Authority, Series A (RB) 4.00%, 01/01/26 (c)	519,945
100,000	University of Oklahoma, Series C (RB) 4.00%, 07/01/25 (c)	104,837
		885,952
Oregon: 1.1%
550,000	City of Portland, Sewer System, Series B (RB) 4.00%, 10/01/24 (c)	575,525
300,000	Lake Oswego School District No. 7J (GO) (SBG) 4.00%, 06/01/27 (c)	317,478
350,000	Multnomah Country School District No. 1J, Series B (GO) (SBG) 3.25%, 06/15/27 (c)	332,958
40,000	Oregon Health & Science University (RB) 5.00%, 07/01/26 (c)	45,973
350,000	Salem Hospital Facility Authority, Series A (RB) 4.00%, 05/15/26 (c)	357,182
275,000	State of Oregon, Series N (GO) 5.00%, 08/01/23 (c)	310,860
		1,939,976
Pennsylvania: 4.5%
180,000	Chester County Health & Education Facilities Authority, Series A (RB) 4.00%, 10/01/27 (c)	184,943
55,000	City of Philadelphia, Series B (GO) 4.00%, 08/01/25 (c)	56,763
75,000	Delaware County Authority (RB) 5.00%, 08/01/25 (c)	84,629
250,000	Delaware County Authority, Series A (RB) 3.75%, 04/01/27 (c)	252,313
300,000	Delaware River Port Authority (RB) 5.00%, 01/01/24 (c)	335,907
350,000	Geisinger Authority, Health System, Series A-2 (RB) 4.00%, 02/15/27 (c)	362,078
100,000	Lehigh County Authority, Series A (RB) 4.00%, 07/01/26 (c)	102,664
25,000	Lehigh County Authority, Water and Sewer, Series A (RB) 5.13%, 12/01/23 (c)	27,906
150,000	Montgomery County Industrial Development Authority (RB) 5.00%, 11/15/26 (c)	168,332
	Pennsylvania Economic Development Financing Authority (RB)
480,000	4.00%, 09/15/26 (c)	494,822
665,000	6.00%, 01/01/24 (c)	775,490
	Pennsylvania Housing Finance Agency (RB)
25,000	3.10%, 10/01/25 (c)	23,736
195,000	3.20%, 10/01/25 (c)	184,008
250,000	3.90%, 10/01/26 (c)	256,280
1,000,000	4.00%, 10/01/26 (c)	1,011,660
250,000	Pennsylvania Housing Finance Agency, Series 125B (RB) 3.65%, 04/01/27 (c)	245,990
	Pennsylvania Turnpike Commission, Series A (RB) (AGM)
125,000	4.00%, 12/01/26 (c)	129,998
115,000	5.00%, 12/01/24 (c)	129,105
	Pennsylvania Turnpike Commission, Series A-1 (RB)
380,000	5.00%, 12/01/22 (c)	416,792
30,000	5.00%, 06/01/26 (c)	33,991
150,000	5.00%, 12/01/27 (c)	170,040
	Pennsylvania Turnpike Commission, Series B (RB)
340,000	5.00%, 12/01/25 (c)	380,579
100,000	5.00%, 12/01/25 (c)	112,968
125,000	5.00%, 12/01/25 (c)	137,560
555,000	5.00%, 12/01/25 (c)	623,687
100,000	Philadelphia Authority For Industrial Development (RB) 5.00%, 04/01/25 (c)	112,803
200,000	Philadelphia Authority for Industrial Development, Series A (RB) 5.00%, 07/01/24 (c)	226,846
40,000	Philadelphia Authority For Industrial Development, Series A (RB) 4.00%, 03/01/27 (c)	40,516
225,000	Reading School District of Berks County (GO) (AGM) (SAW) 5.00%, 03/01/27 (c)	254,230
220,000	State College Area School District (GO) (SAW) 5.00%, 03/15/25 (c)	248,010
	West View Municipal Authority Water Revenue (RB)
135,000	4.00%, 11/15/24 (c)	139,949
35,000	5.00%, 11/15/24 (c)	41,533
		7,766,128
Rhode Island: 0.2%
310,000	Rhode Island Health and Educational Building Corp., Brown University Issue, Series A (RB) 4.00%, 09/01/27 (c)	328,739
South Carolina: 1.8%
100,000	Brookland-Cayce School District No. 2, Lexington County (GO) 3.00%, 03/01/26 (c)	93,726
130,000	Fort Mill School District No. 4, Series B (GO) 3.00%, 03/01/27 (c)	123,695
195,000	Greenville Health System, Series B (RB) 5.00%, 05/01/24 (c)	215,229
155,000	Lexington County School District No. 2, Series C (GO) 3.00%, 03/01/26 (c)	145,381
	South Carolina Public Service Authority, Series A (RB)
180,000	4.00%, 06/01/25 (c)	180,446
45,000	5.00%, 12/01/23 (c)	49,451
205,000	5.00%, 06/01/25 (c)	225,695
125,000	5.50%, 06/01/24 (c)	139,530
95,000	South Carolina Public Service Authority, Series B (RB) 5.13%, 12/01/23 (c)	104,758
	South Carolina Public Service Authority, Series C (RB)
120,000	4.00%, 12/01/24 (c)	120,280
310,000	5.00%, 12/01/24 (c)	341,183
	South Carolina Public Service Authority, Series E (RB)
500,000	5.00%, 12/01/23 (c)	545,560
185,000	5.25%, 12/01/25 (c)	206,863
600,000	5.50%, 12/01/23 (c)	668,790
		3,160,587
Tennessee: 1.3%
100,000	Chattanooga Health Educational and Housing Facility Board, Series A (RB) 5.25%, 01/01/23 (c)	107,288
	Chattanooga-Hamilton County, Tennessee Hospital Authority, Series A (RB)
250,000	5.00%, 10/01/24 (c)	270,253
100,000	5.00%, 10/01/24 (c)	107,670
30,000	City of Memphis, Series B (GO) 4.25%, 04/01/24 (c)	31,628
40,000	Metropolitan Government of Nashville and Davidson County, Water and Sewer Revenue (RB) 5.00%, 07/01/23 (c)	44,990
125,000	Metropolitan Nashville Airport Authority/The, Series A (RB) 5.00%, 07/01/25 (c)	142,128
500,000	Sullivan County (GO) 4.00%, 05/01/26 (c)	522,130
250,000	Sullivan County (GO) 3.75%, 05/01/26 (c)	251,933
25,000	Tennessee Housing Development Agency (RB) 3.25%, 01/01/26 (c)	24,045
585,000	Tennessee State School Bond Authority (RB) 5.00%, 11/01/25 (c)	672,294
		2,174,359
Texas: 10.9%
300,000	Aldine Independent School District (GO) 3.13%, 02/15/25 (c)	286,818
175,000	Austin Community College District (GO) 5.00%, 08/01/25 (c)	201,896
750,000	Bexar County (GO) 4.00%, 06/15/26 (c)	788,655
80,000	Bexar County Hospital District (GO) 4.00%, 02/15/26 (c)	83,407
55,000	Bexar County, Combined Venue Tax (RB) (AGM) 3.75%, 08/15/24 (c)	55,413
650,000	Board of Regents of the University of Texas System, Series B (RB) 4.00%, 08/15/27 (c)	692,991
250,000	Central Texas Regional Mobility Authority, Senior Lien (RB) 5.00%, 01/01/26 (c)	277,360
250,000	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB) 5.00%, 07/01/25 (c)	276,703
	Central Texas Turnpike System, Series B (RB)
25,000	0.00%, 08/15/24 (c) ^	10,820
150,000	5.00%, 08/15/24 (c)	169,202
250,000	City of Austin, Airport System Revenue, Series A (RB) 5.00%, 11/15/26 (c)	285,040
	City of Austin, Water and Wastewater System Revenue (RB)
110,000	5.00%, 05/15/24 (c)	125,010
35,000	5.00%, 11/15/26 (c)	40,870
10,000	City of Austin, Water and Wastewater System Revenue, Series A (RB) 5.00%, 05/15/23 (c)	11,289
300,000	City of Dallas (GO) (AGM) 3.25%, 02/15/27 (c)	283,635
200,000	City of Dallas, Waterworks and Sewer System, Series A (RB) 4.00%, 10/01/26 (c)	211,550
400,000	City of Denton (GO) 4.00%, 02/15/27 (c)	416,004
440,000	City of Houston, Combined Utility System Revenue, First Lien, Series B (RB) 4.00%, 11/15/26 (c)	461,595
85,000	City of Houston, Series A (GO) 5.00%, 03/01/23 (c)	95,466
85,000	City of San Antonio, Electric and Gas Systems Revenue (RB) 5.00%, 02/01/24 (c)	94,761
	Dallas Area Rapid Transit, Senior Lien, Series A (RB)
220,000	5.00%, 12/01/25 (c)	250,001
175,000	5.00%, 12/01/25 (c)	200,177
570,000	5.00%, 12/01/25 (c)	659,775
1,020,000	Frisco Independent School District (GO) 4.00%, 02/15/27 (c)	1,067,257
50,000	Grand Parkway Transportation Corp., Series A (RB) 5.50%, 10/01/23 (c)	56,632
570,000	Harris County, Senior Lien, Series A (RB) 5.00%, 08/15/26 (c)	647,469
180,000	Houston Community College System (GO) 5.00%, 02/15/20 (c)	190,980
500,000	Houston Independent School District (GO) 5.00%, 02/15/27 (c)	583,800
215,000	Keller Independent School District (GO) 4.00%, 08/15/25 (c)	227,173
200,000	Klein Independent School District (GO) 4.00%, 08/01/26 (c)	208,342
2,000,000	Leander Independent School District, Series A (GO) 0.00%, 08/16/26 (c) ^	747,700
	Leander Independent School District, Series D (GO)
200,000	0.00%, 08/15/24 (c) ^	70,626
100,000	0.00%, 08/15/24 (c) ^	41,475
220,000	Lower Colorado River Authority (RB) 5.00%, 05/15/23 (c)	243,619
	Lower Colorado River Authority, Transmission Services Corporation Project (RB)
95,000	4.00%, 05/15/22 (c)	99,180
80,000	4.00%, 05/15/26 (c)	82,969
80,000	Montgomery County, Series A (GO) 4.00%, 03/01/26 (c)	83,365
	New Hope Cultural Education Facilities Finance Corp. Cardinal Bay, Inc., Series A-1 (RB)
300,000	5.00%, 07/01/26 (c)	324,360
400,000	5.00%, 07/01/26 (c)	433,380
	New Hope Cultural Education Facilities Finance Corp. Cardinal Bay, Inc., Series B (RB)
125,000	4.25%, 07/01/26 (c)	125,876
70,000	5.00%, 07/01/26 (c)	74,136
	North Texas Tollway Authority (RB)
930,000	4.00%, 01/01/26 (c)	962,531
345,000	5.00%, 01/01/23 (c)	380,111
510,000	Regents of the University of Texas, Series B (RB) 4.00%, 02/15/26 (c)	543,548
170,000	San Jacinto College District, Series B (GO) 3.38%, 02/15/26 (c)	165,283
300,000	Southwest Independent School District (GO) 5.00%, 02/01/22 (c)	330,525
325,000	State of Texas, Series D 4.00%, 05/15/25 (c)	341,981
	Tarrant County Cultural Education Facilities Finance Corp., Series A (RB)
700,000	2.25%, 02/15/20 (c)	663,481
200,000	4.00%, 05/15/23 (c)	204,682
1,000,000	4.00%, 08/15/26 (c)	1,026,940
350,000	5.00%, 05/15/23 (c)	387,394
20,000	Texas State University System (RB) 5.00%, 03/15/23 (c)	22,501
	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
500,000	5.00%, 08/15/24 (c)	552,695
850,000	5.00%, 08/15/24 (c)	943,287
	Texas Water Development Board (RB)
10,000	4.00%, 10/15/25 (c)	10,507
710,000	5.00%, 10/15/25 (c)	811,707
215,000	University of Texas, Revenue Financing System, Series B (RB) 2.50%, 08/15/21 (c)	206,142
		18,840,092
Utah: 0.5%
	Utah County, IHC Health Services, Inc., Series B (RB)
210,000	3.00%, 05/15/26 (c)	178,798
350,000	4.00%, 05/15/24 (c)	358,610
220,000	Utah Transit Authority, Series A (RB) 5.00%, 06/15/25 (c)	253,284
		790,692
Vermont: 0.1%
220,000	Vermont Educational and Health Buildings Financing Agency, Series B (RB) 5.00%, 06/01/26 (c)	242,988
Virginia: 1.8%
600,000	Chesapeake Bay Bridge & Tunnel District (RB) (AGM) 5.00%, 07/01/26 (c)	679,572
685,000	University of Virginia, Series A (RB) 5.00%, 06/01/23 (c)	778,372
35,000	University of Virginia, Series B (RB) 5.00%, 04/01/27 (c)	40,876
160,000	Virginia Commonwealth Transportation Board (RB) 3.00%, 05/15/26 (c)	148,059
400,000	Virginia Commonwealth Transportation Board, Series A 4.00%, 11/15/27 (c)	427,384
770,000	Virginia Housing Development Authority (RB) 3.45%, 10/01/22 (c)	760,044
195,000	Virginia Small Business Financing Authority, Hampton University (RB) 4.00%, 10/01/24 (c)	201,800
		3,036,107
Washington: 2.7%
	Central Puget Sound Regional Transit Authority, Series S-1 (RB)
300,000	5.00%, 11/01/25 (c)	343,869
230,000	5.00%, 11/01/25 (c)	266,747
20,000	5.00%, 11/01/26 (c)	23,073
500,000	City of Seattle, Series C (RB) 4.00%, 09/01/27 (c)	528,115
10,000	City of Tacoma, Electric System Revenue, Series A (RB) 5.00%, 07/01/23 (c)	11,199
205,000	Energy Northwest Columbia Generating Station, Series A (RB) 4.00%, 07/01/25 (c)	216,853
645,000	King County School District No. 401 (GO) (SBG) 4.00%, 12/01/26 (c)	683,377
	State of Washington (GO)
25,000	5.00%, 08/01/23 (c)	28,315
90,000	5.00%, 02/01/24 (c)	101,923
15,000	5.00%, 02/01/26 (c)	17,188
460,000	5.00%, 08/01/26 (c)	527,813
	State of Washington, Various Purpose, Series A (GO)
200,000	5.00%, 08/01/27 (c)	233,384
100,000	5.00%, 08/01/27 (c)	117,234
195,000	Tacoma School District No. 10 (GO) (SBG) 5.25%, 12/01/24 (c)	229,679
475,000	University of Washington, Series A (RB) 4.00%, 12/01/26 (c)	502,512
725,000	Washington Health Care Facilities Authority (RB) 5.00%, 08/15/25 (c)	807,142
		4,638,423
West Virginia: 0.1%
	West Virginia Hospital Finance Authority (RB)
110,000	3.00%, 06/01/26 (c)	97,911
160,000	3.25%, 06/01/26 (c)	145,240
		243,151
Wisconsin: 1.2%
240,000	State of Wisconsin (GO) 5.00%, 05/01/25 (c)	276,958
555,000	University of Wisconsin Hospitals and Clinics Authority, Series A (RB) 4.00%, 04/01/23 (c)	563,031
	Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
385,000	4.00%, 05/15/26 (c)	394,821
35,000	4.00%, 05/15/26 (c)	36,273
205,000	Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Series A (RB) 4.00%, 04/01/27 (c)	208,942
70,000	Wisconsin Health and Educational Facilities Authority, Marquette University (RB) 5.00%, 10/01/26 (c)	78,285
335,000	Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series A (RB) 3.50%, 02/15/26 (c)	304,280
185,000	WPPI Energy, Power Supply System, Series A (RB) 5.00%, 07/01/23 (c)	206,689
		2,069,279
Wyoming: 0.2%
90,000	Wyoming Community Development Authority (RB) 3.70%, 06/01/24 (c)	90,858
270,000	Wyoming Municipal Power Agency, Inc., Series A (RB) 5.00%, 01/01/27 (c)	302,972
		393,830
Total Municipal Bonds (Cost: $171,335,948)		171,116,401

Number of Shares
MONEY MARKET FUND: 0.2% (Cost: $400,698)
400,698	Dreyfus Government Cash Management Fund - Institutional Shares	400,698
Total Investments: 98.9% (Cost: $171,736,646)		171,517,099
Other assets less liabilities: 1.1%		1,965,277
NET ASSETS: 100.0%		$173,482,376

Definitions:
AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond

Summary of Investments By Sector	% of Investments	Value
Education	9.8%	$16,817,138
Health Care	17.9	30,669,797
Housing	3.2	5,582,217
Leasing	3.3	5,697,031
Local	13.0	22,263,541
Power	6.8	11,589,460
Solid Waste/Resource Recovery	0.0	17,154
Special Tax	10.3	17,588,774
State	7.2	12,305,545
Tobacco	0.8	1,371,614
Transportation	15.6	26,713,396
Water & Sewer	11.9	20,500,734
Money Market Fund	0.2	400,698
	100.0%	$171,517,099

The summary of inputs used to value the Fund’s investments as of January 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$171,116,401	$—	$171,116,401
Money Market Fund	400,698	—	—	400,698
Total	$400,698	$171,116,401	$—	$171,517,099

* See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2018.

See Notes to Schedules of Investments

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2018 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.6%
Alabama: 0.8%
$250,000	Alabama Federal Aid Highway Finance Authority, Series A (RB) 5.00%, 09/01/22	$284,430
325,000	Alabama Public School & College Authority, Series A (RB) 5.00%, 02/01/22	364,536
	Alabama Public School & College Authority, Series B (RB)
285,000	5.00%, 01/01/21	311,536
25,000	5.00%, 01/01/23	28,556
500,000	Jefferson County (RB) 5.00%, 09/15/22	562,100
105,000	State of Alabama, Series A (GO) 5.00%, 08/01/20	113,706
		1,664,864
Alaska: 0.8%
1,000,000	Alaska Municipal Bond Bank Authority, Series 3 (RB) 4.00%, 12/01/21	1,071,850
700,000	Municipality of Anchorage, Series B (GO) 5.00%, 09/01/19	738,003
		1,809,853
Arizona: 1.8%
15,000	Arizona Health Facilities Authority (RB) 5.00%, 01/01/23	17,096
95,000	Arizona School Facilities Board (CP) 5.00%, 09/01/20	102,881
130,000	Arizona Transportation Board, Subordinated Highway Revenue, Series A (RB) 5.00%, 07/01/21	143,894
	City of Chandler (GO)
250,000	3.00%, 07/01/19	255,473
250,000	4.00%, 07/01/21	269,247
1,000,000	City of Glendale Water and Sewer Revenue, Senior Lien (RB) 5.00%, 07/01/20	1,076,970
225,000	City of Phoenix (GO) 4.00%, 07/01/20	237,789
60,000	City of Phoenix, Civic Improvement Corp. (RB) 5.00%, 07/01/20	64,692
250,000	City of Phoenix, Civic Improvement Corp., Series B (RB) 5.00%, 07/01/23	287,327
250,000	City of Tucson, Water System Revenue (RB) 5.00%, 07/01/21	276,982
50,000	Maricopa County High School District No. 210 (GO) 5.00%, 07/01/22	56,623
	Maricopa County Industrial Development Authority (RB)
250,000	5.00%, 01/01/20	265,467
250,000	5.00%, 01/01/21	272,905
15,000	Pima County (GO) 4.00%, 07/01/22	16,387
585,000	Pima County, Arizona (GO) 4.00%, 07/01/23	645,694
105,000	State of Arizona, Certificates of Participation (CP) 5.00%, 10/01/21	116,741
		4,106,168
Arkansas: 0.1%
150,000	State of Arkansas, Four-Lane Highway Construction and Improvement (GO) 5.00%, 06/15/21	165,881
California: 13.0%
100,000	ABAG Finance Authority for Nonprofit Corporations, Series A (RB) 5.00%, 08/01/21	111,305
250,000	Anaheim Housing & Public Improvements Authority, Series, B (RB) 5.00%, 04/01/23 (c)	289,007
2,250,000	Bay Area Toll Authority, Toll Bridge Revenue, Series C (RB) 1.88%, 10/01/18 (c) (p)	2,258,797
500,000	Bay Area Toll Authority, Toll Bridge Revenue, Series E (RB) 2.00%, 10/01/20 (c) (p)	500,900
155,000	Bay Area Toll Authority, Toll Bridge Revenue, Series S-4 (RB) 5.25%, 04/01/23 (c)	181,838
725,000	California Health Facilities Financing Authority, St. Joseph Health System, Series C (RB) 5.00%, 10/15/19 (p)	765,469
100,000	California Municipal Finance Authority, City of Anaheim Electric Utility Distribution System, Series A (RB) 5.00%, 10/01/19	105,916
300,000	California State Public Works Board, Department of Correction and Rehabilitation, Series A (RB) 5.00%, 09/01/19	316,965
85,000	California State Public Works Board, Department of Correction and Rehabilitation, Series E (RB) 5.00%, 09/01/20	92,344
	California State Public Works Board, Department of Correction and Rehabilitation, Series G (RB)
160,000	5.00%, 01/01/20	170,650
280,000	5.00%, 09/01/23	325,749
	California State Public Works Board, Department of State Hospitals, Series E (RB)
70,000	5.00%, 06/01/19	73,300
160,000	5.00%, 06/01/20	172,584
700,000	5.00%, 06/01/21	775,677
	California State Public Works Board, Various Capital Projects, Series I (RB)
75,000	5.00%, 11/01/19	79,643
765,000	5.00%, 11/01/20	835,051
500,000	5.00%, 11/01/23	583,700
175,000	California State Public Works Board, Various Judicial Council Projects, Series A (RB) 4.00%, 03/01/19	180,072
320,000	California State University, Series A (RB) 5.00%, 11/01/21	359,907
70,000	California State University, Series B-2 (RB) 4.00%, 05/01/21 (c) (p)	75,133
275,000	City of Bakersfield, Wastewater Revenue, Series A (RB) 5.00%, 09/15/21	307,851
660,000	City of Los Angeles, Wastewater System Revenue, Series A (RB) 5.00%, 06/01/19	691,918
15,000	City of San Francisco, Public Utilities Commission Water Revenue, Series A (RB) 5.00%, 11/01/22	17,278
10,000	Coast Community College District (GO) 5.00%, 08/01/21	11,177
500,000	Contra Costa Transportation Authority (RB) 5.00%, 03/01/21	552,165
70,000	Department of Airports of the City of Los Angeles, Series C (RB) 5.00%, 05/15/22	79,136
	Golden State Tobacco Securitization Corp., Series A (RB)
155,000	5.00%, 06/01/19	162,096
310,000	5.00%, 06/01/21	342,131
230,000	Golden State Tobacco Securitization Corp., Series A-1 (RB) 5.00%, 06/01/21	251,806
250,000	Los Angeles Community College District, Series A (GO) 5.00%, 08/01/20	271,690
500,000	Los Angeles Community College District/CA, Series J (GO) 3.00%, 08/01/23	532,350
	Los Angeles County Metropolitan Transportation Authority (RB)
515,000	5.00%, 07/01/21	574,215
10,000	5.00%, 07/01/22	11,416
35,000	Los Angeles Department of Water and Power, Series A (RB) 5.00%, 07/01/21	38,999
	Los Angeles Department of Water and Power, Series B (RB)
100,000	5.00%, 07/01/19	105,137
115,000	5.00%, 07/01/20	124,620
30,000	5.00%, 07/01/22	34,247
200,000	Los Angeles Department of Water and Power, Series D (RB) 5.00%, 07/01/22	228,314
	Los Angeles Unified School District, Series A (GO)
10,000	4.00%, 07/01/21	10,825
125,000	5.00%, 07/01/19	131,403
60,000	5.00%, 07/01/21	66,941
	Los Angeles Unified School District, Series B (GO)
210,000	5.00%, 07/01/19	220,756
130,000	5.00%, 07/01/23	151,951
	Los Angeles Unified School District, Series C (GO)
335,000	5.00%, 07/01/20	363,274
140,000	5.00%, 07/01/21	156,197
35,000	Metropolitan Water District of Southern California (RB) 5.00%, 07/01/21	39,037
515,000	Oakland Unified School District (GO) (AGM) 5.00%, 08/01/21	575,070
420,000	Regents of the University of California, Series AO (RB) 5.00%, 05/15/21	466,809
100,000	Riverside County Transportation Commission, Series A (RB) 5.00%, 06/01/21	111,189
15,000	Sacramento County Sanitation Districts Financing Authority (RB) 5.00%, 12/01/21	16,863
25,000	San Diego Public Facilities Financing Authority Sewer Revenue (RB) 5.00%, 05/15/22	28,463
20,000	San Diego Unified School District, Series R-3 (GO) 5.00%, 07/01/22	22,841
50,000	San Francisco Bay Area Rapid Transit District (GO) 4.00%, 08/01/21	54,208
10,000	San Francisco State Building Authority (RB) 5.00%, 12/01/21	11,254
285,000	San Francisco Unified School District, Proposition A (GO) 2.00%, 06/15/22	289,306
135,000	San Jose Financing Authority, Civil Center Project, Series A (RB) 5.00%, 06/01/20	145,811
105,000	San Mateo Joint Powers Financing Authority (RB) 4.00%, 06/15/19	108,849
105,000	Sonoma County Junior College District (GO) 5.00%, 08/01/19	110,629
250,000	State of California (GO) 5.00%, 02/01/23	287,552
	State of California Department of Water Resources, Central Valley Project (RB)
105,000	5.00%, 12/01/19	111,865
360,000	5.00%, 12/01/21	406,012
135,000	State of California Department of Water Resources, Central Valley Project, Series AM (RB) 5.00%, 12/01/19	143,826
620,000	State of California Department of Water Resources, Power Supply Revenue, Series O (RB) 5.00%, 05/01/21	688,305
1,215,000	State of California, State Public Works Board, Series D (RB) 5.00%, 09/01/23	1,413,519
500,000	State of California, State Public Works Board, Series E (RB) 5.00%, 06/01/22	567,250
	State of California, Various Purpose (GO)
1,055,000	4.00%, 02/01/19	1,083,981
200,000	4.00%, 02/01/22	218,190
115,000	5.00%, 02/01/19	119,295
25,000	5.00%, 03/01/20	26,802
100,000	5.00%, 08/01/20	108,573
315,000	5.00%, 02/01/21	346,806
500,000	5.00%, 09/01/21	559,295
300,000	5.00%, 09/01/21	335,577
815,000	5.00%, 11/01/21	915,693
250,000	5.00%, 02/01/22	282,372
265,000	5.00%, 09/01/22	303,629
765,000	5.00%, 10/01/22	878,082
750,000	5.00%, 10/01/22	860,865
450,000	5.00%, 10/01/22	516,519
500,000	5.00%, 09/01/23	581,985
1,000,000	5.00%, 09/01/23	1,163,970
300,000	Stockton Unified School District (GO) 5.00%, 08/01/23	347,649
	University of California, Series AF (RB)
100,000	5.00%, 05/15/20	107,999
10,000	5.00%, 05/15/21	11,115
1,000,000	University of California, Series AT (RB) 1.40%, 11/15/20 (c) (p)	984,770
		29,043,725
Colorado: 0.6%
250,000	City of Aurora, Colorado First-Lien Water (RB) 5.00%, 08/01/22	284,295
500,000	Colorado Higher Education, Series A (CP) 5.00%, 11/01/23	575,180
125,000	Denver City and County School District No. 1 (GO) (SAW) 5.00%, 12/01/20	136,531
	Regional Transportation District, Series A (CP)
140,000	5.00%, 06/01/20	150,543
230,000	5.00%, 06/01/20	247,321
		1,393,870
Connecticut: 3.7%
	State of Connecticut Special Tax Revenue, Series A (RB)
1,500,000	5.00%, 01/01/22	1,654,830
245,000	5.00%, 01/01/23	274,743
100,000	5.00%, 09/01/23	113,000
175,000	5.00%, 09/01/23	197,750
100,000	5.00%, 10/01/23	113,180
350,000	State of Connecticut Special Tax Revenue, Series B (RB) 5.00%, 08/01/23	395,066
	State of Connecticut, Series A (GO)
165,000	5.00%, 04/15/19	171,572
1,040,000	5.00%, 09/01/20	1,118,073
405,000	5.00%, 03/15/23	453,361
265,000	5.00%, 04/15/23	296,985
500,000	State of Connecticut, Series B (GO) 5.00%, 05/15/21	544,465
	State of Connecticut, Series C (GO)
250,000	5.00%, 07/15/19	261,897
250,000	5.00%, 06/15/23	280,947
	State of Connecticut, Series D (GO)
115,000	5.00%, 06/15/20	122,859
300,000	5.00%, 08/15/23	337,887
500,000	State of Connecticut, Series E (GO) 5.00%, 10/15/22	558,175
500,000	State of Connecticut, Series G (GO) 3.00%, 11/01/20	512,480
525,000	State of Connecticut, Special Tax Revenue (RB) 5.00%, 09/01/22	586,525
215,000	University of Connecticut, Series A (RB) 5.00%, 08/15/23	244,055
		8,237,850
Delaware: 0.4%
150,000	Delaware Transportation Authority (RB) 5.00%, 07/01/22	170,073
650,000	State of Delaware, Series B (GO) 5.00%, 07/01/23	753,915
		923,988
District of Columbia: 1.2%
	District of Columbia, Series A (GO)
170,000	5.00%, 06/01/19	177,852
175,000	5.00%, 06/01/20	188,472
1,020,000	5.00%, 06/01/21	1,128,518
515,000	5.00%, 06/01/21	569,791
500,000	5.00%, 06/01/22	566,360
50,000	District of Columbia, Series D (GO) 5.00%, 06/01/19	52,310
		2,683,303
Florida: 3.7%
130,000	Citizens Property Insurance Corp., Series A-1 (RB) 5.00%, 12/01/19 (c)	137,794
245,000	Florida Department of Environmental Protection, Series A (RB) 5.00%, 07/01/20	264,340
180,000	Florida Department of Management Services (RB) 5.00%, 09/01/23	208,894
500,000	Hillsborough County (RB) 5.00%, 11/01/21	556,370
270,000	JEA Electric System, Series Three A (RB) 5.00%, 10/01/19	284,596
690,000	JEA Electric System, Series Three D (RB) 5.00%, 10/01/19	729,054
110,000	Miami-Dade County, Building Better Communities Program, Series B (GO) 5.00%, 07/01/20	118,765
	Miami-Dade County, Expressway Authority, Toll System Revenue, Series A (RB)
50,000	5.00%, 07/01/20	53,861
525,000	5.00%, 07/01/21	580,009
	Miami-Dade County, Expressway Authority, Toll System Revenue, Series B (RB)
50,000	5.00%, 07/01/20	53,861
250,000	5.00%, 07/01/21	276,195
85,000	Miami-Dade County, School Board Foundation, Inc., Series A (CP) 5.00%, 05/01/20	90,981
115,000	Miami-Dade County, School Board Foundation, Inc., Series D (CP) 5.00%, 11/01/19	121,319
110,000	Miami-Dade County, Water and Sewer System (RB) 5.00%, 10/01/23	127,139
185,000	Miami-Dade County, Water and Sewer System Revenue (RB) 5.00%, 10/01/20	200,527
30,000	Orlando & Orange County Expressway Authority (RB) (AGM) 5.00%, 07/01/22	33,851
100,000	Palm Beach County School District (CP) 5.00%, 08/01/22	113,071
	Reedy Creek Improvement District, Series A (GO)
265,000	5.00%, 06/01/20	285,145
300,000	5.00%, 06/01/21	331,506
130,000	State of Florida, Board of Education, Full Faith and Credit, Series A (GO) 5.00%, 06/01/19	136,075
190,000	State of Florida, Board of Education, Full Faith and Credit, Series B (GO) 5.00%, 06/01/20	204,716
	State of Florida, Board of Education, Full Faith and Credit, Series D (GO)
250,000	5.00%, 06/01/20	269,362
450,000	5.00%, 06/01/21	497,875
220,000	State of Florida, Board of Education, Full Faith and Credit, Series E (GO) 5.00%, 06/01/19	230,281
	State of Florida, Board of Education, Lottery Revenue, Series A (RB)
100,000	5.00%, 07/01/21	111,004
450,000	5.00%, 07/01/23	520,686
275,000	State of Florida, Department of Management Services, Series A (CP) 5.00%, 08/01/22	311,454
80,000	State of Florida, Department of Transportation, Turnpike Revenue, Series C (RB) 5.00%, 07/01/21	88,719
125,000	State of Florida, Series A (GO) 5.00%, 06/01/22	141,590
1,000,000	The School Board of Brevard County, Series A (CP) 5.00%, 07/01/23	1,149,310
		8,228,350
Georgia: 3.2%
1,000,000	Burke County Development Authority, Series F (RB) 3.00%, 02/01/23 (p)	996,780
	Forsyth County School District (GO)
330,000	5.00%, 02/01/19	341,758
225,000	5.00%, 02/01/21	247,093
500,000	Georgia State Road and Tollway Authority, Series B (RB) 5.00%, 06/01/21	550,120
275,000	Gwinnett County School District, Series A (GO) 5.00%, 02/01/19	284,826
500,000	Main Street Natural Gas, Inc., Series A (RB) 4.00%, 06/01/23 (c) (p)	541,175
1,000,000	Monroe County Industrial Development Agency (RB) 2.35%, 12/11/20 (p)	999,710
200,000	Municipal Electric Authority of Georgia, Series A (RB) 4.00%, 01/01/21	210,568
825,000	Richmond County Board of Education (GO) (SAW) 5.00%, 10/01/21	920,667
	State of Georgia, Series A (GO)
35,000	5.00%, 02/01/19	36,258
50,000	5.00%, 02/01/21	54,879
480,000	5.00%, 02/01/22	539,971
160,000	5.00%, 02/01/23	183,869
15,000	5.00%, 02/01/23	17,238
600,000	State of Georgia, Series C (GO) 5.00%, 07/01/19	629,952
460,000	State of Georgia, Series F (GO) 5.00%, 07/01/21	510,457
		7,065,321
Hawaii: 0.5%
235,000	State of Hawaii, Series EH (GO) 5.00%, 08/01/19	247,168
200,000	State of Hawaii, Series EP (GO) 5.00%, 08/01/20	216,376
500,000	State of Hawaii, Series FB (GO) 5.00%, 04/01/21	550,440
		1,013,984
Idaho: 0.2%
450,000	Idaho Health Facilities Authority, Trinity Health Credit Group, Series D (RB) 5.00%, 12/01/21	503,059
Illinois: 4.8%
	Chicago O’Hare International Airport (RB)
500,000	5.00%, 01/01/22	556,790
100,000	5.00%, 01/01/22	111,358
150,000	5.00%, 01/01/23	170,357
250,000	Chicago O’Hare International Airport, Series B (RB) 5.00%, 01/01/23	283,927
	Chicago Transit Authority (RB)
500,000	5.00%, 06/01/22	554,240
500,000	5.00%, 06/01/23	562,005
250,000	City of Chicago, Series A (GO) 5.00%, 01/01/20	261,555
215,000	City of Chicago, Water Revenue (RB) 5.00%, 11/01/20	231,852
165,000	City of Springfield, Electric Revenue (RB) 5.00%, 03/01/23	185,906
	Illinois Finance Authority (RB)
435,000	4.00%, 01/01/23	474,668
250,000	5.00%, 01/01/23	284,805
250,000	Illinois Finance Authority, Series A (RB) 5.00%, 07/15/23	288,560
	Illinois State Toll Highway Authority, Series A (RB)
50,000	5.00%, 12/01/19	53,007
300,000	5.00%, 12/01/22	340,791
120,000	McHenry County Conservation District (GO)
	5.00%, 02/01/21	131,082
	State of Illinois (GO)
100,000	4.00%, 02/01/19	101,439
155,000	5.00%, 05/01/19	159,588
850,000	5.00%, 06/01/19	876,707
800,000	5.00%, 02/01/20	827,960
325,000	5.00%, 04/01/20	337,262
85,000	5.00%, 05/01/20	88,325
100,000	5.00%, 04/01/21	104,940
100,000	5.00%, 04/01/21	104,940
1,000,000	5.00%, 06/01/21	1,051,550
75,000	5.00%, 06/15/21	82,243
95,000	5.00%, 07/01/21	100,014
110,000	5.00%, 05/01/22	116,499
350,000	5.00%, 06/01/22	371,056
25,000	5.00%, 06/15/22	27,912
500,000	5.00%, 02/01/23	531,050
250,000	State of Illinois, Series C (RB) 4.00%, 06/15/21	266,040
500,000	State of Illinois, Series D (GO) 5.00%, 11/01/22	532,740
	University of Illinois (CP)
475,000	5.00%, 08/15/20	503,642
90,000	5.00%, 04/01/22	98,843
		10,773,653
Indiana: 0.1%
250,000	Indiana Municipal Power Agency, Series A (RB) 5.00%, 01/01/22	278,595
Iowa: 0.3%
	Iowa Finance Authority (RB)
285,000	5.00%, 08/01/20	308,775
250,000	5.00%, 08/01/23	289,425
25,000	State of Iowa (RB) 5.00%, 06/01/22	28,207
		626,407
Kansas: 1.0%
350,000	Johnson County Unified School District No. 233, Series B (GO) 5.00%, 09/01/22	397,047
580,000	Kansas Development Finance Authority, Series G (RB) 5.00%, 04/01/22	650,650
1,035,000	State of Kansas Department of Transportation, Highway Revenue, Series A (RB) 5.00%, 09/01/22	1,179,000
		2,226,697
Kentucky: 1.5%
60,000	Kentucky Asset Liability Commission (RB) 5.00%, 09/01/21	66,408
655,000	Kentucky Asset Liability Commission Project, Federal Highway Trust, First Series A (RB) 5.25%, 09/01/22	747,722
50,000	Kentucky Asset Liability Commission Project, Series A (RB) 5.00%, 09/01/19	52,618
15,000	Kentucky State Property and Building Commission (RB) 5.00%, 08/01/21	16,491
	Kentucky State Property and Building Commission, Series B (RB)
220,000	5.00%, 08/01/22	246,338
570,000	5.00%, 11/01/22	641,278
	Kentucky Turnpike Authority, Series A (RB)
225,000	5.00%, 07/01/19	235,487
55,000	5.00%, 07/01/20	59,233
20,000	5.00%, 07/01/21	22,103
600,000	University of Kentucky, Series B (RB) 5.00%, 10/01/21	669,348
600,000	University of Kentucky, Series D (RB) 5.25%, 10/01/20	656,550
		3,413,576
Louisiana: 1.8%
	City of Lafayette, Utilities Revenue (RB)
60,000	5.00%, 11/01/19	63,404
150,000	5.00%, 11/01/20	163,017
640,000	City of New Orleans (GO) 5.00%, 12/01/20	695,328
140,000	Louisiana Local Government Environmental Facilities & Community Development Authority (RB) 5.00%, 10/01/22	158,144
	Louisiana State Citizens Property Insurance Corp. (RB)
35,000	5.00%, 06/01/20	37,486
220,000	5.00%, 06/01/21	241,679
300,000	5.00%, 06/01/22	336,486
1,000,000	Louisiana State Citizens Property Insurance Corp., Series A (RB) 5.00%, 06/01/23	1,141,160
50,000	State of Louisiana, Series C (GO) 5.00%, 08/01/19	52,604
1,000,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 05/15/20	1,073,430
		3,962,738
Maine: 0.0%
50,000	Maine Municipal Bond Bank, Series C (RB) 5.00%, 11/01/19	53,024
Maryland: 5.0%
	Anne Arundel County (GO)
250,000	5.00%, 04/01/21	275,382
35,000	5.00%, 04/01/23	40,312
250,000	Baltimore County Consolidated Public Improvement, Series B (GO) 5.00%, 08/01/19	263,097
600,000	City of Baltimore Consolidated Public Improvement, Series B (GO) 5.00%, 10/15/20	652,740
30,000	Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue (RB) 5.00%, 08/15/19	31,495
40,000	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB) 5.00%, 07/01/19	41,744
500,000	Maryland Stadium Authority, Series A (RB) 5.00%, 05/01/23	572,560
145,000	Maryland Water Quality Financing Administration Revolving Loan Fund (RB) 5.00%, 03/01/21	159,391
25,000	Montgomery County, Consolidated Public Improvement, Series A (GO) 5.00%, 11/01/20	27,275
650,000	Montgomery County, Series A (GO) 5.00%, 11/01/22	744,854
1,000,000	Montgomery County, Series B (GO) 5.00%, 11/01/23	1,167,400
	Prince George’s County, Consolidated Public Improvement, Series B (GO)
50,000	4.00%, 03/01/19	51,400
90,000	4.00%, 03/01/21	96,326
475,000	Prince George’s County, Public Improvement Bond, Series B (GO) 4.00%, 03/01/20	498,631
	State of Maryland Department of Transportation (RB)
100,000	5.00%, 12/15/20	109,497
40,000	5.00%, 06/01/21	44,297
15,000	5.00%, 02/01/23	17,215
30,000	State of Maryland, First Series A (GO) 5.00%, 03/01/23	34,515
	State of Maryland, Second Series C (GO)
510,000	5.00%, 08/01/21	567,089
850,000	5.00%, 08/01/22	967,393
1,250,000	State of Maryland, State and Local Facilities Loan, First Series (GO) 5.00%, 06/01/22	1,417,012
50,000	State of Maryland, State and Local Facilities Loan, First Series A (GO) 5.00%, 03/01/19	51,951
	State of Maryland, State and Local Facilities Loan, First Series B (GO)
2,000,000	4.50%, 08/01/19	2,090,940
285,000	4.50%, 08/01/21	312,084
	State of Maryland, State and Local Facilities Loan, Second Series C (GO)
95,000	5.00%, 08/01/19	100,021
170,000	5.25%, 08/01/20	185,043
	Washington Suburban Sanitary District (GO)
500,000	4.00%, 06/01/20	527,335
100,000	5.00%, 06/01/20	107,817
		11,154,816
Massachusetts: 1.9%
20,000	Commonwealth of Massachusetts, Federal Highway Grant Anticipation, Series A (RB) 5.00%, 06/15/21 (c)	22,159
85,000	Commonwealth of Massachusetts, Series A (RB) 5.00%, 06/01/20	91,644
	Commonwealth of Massachusetts, Series B (GO)
100,000	5.00%, 08/01/19	105,239
500,000	5.00%, 08/01/20	541,455
10,000	Commonwealth of Massachusetts, Series C (GO) 5.00%, 10/01/21	11,152
900,000	Commonwealth of Massachusetts, Series D (GO) 5.00%, 07/01/23	1,041,372
165,000	Massachusetts Clean Water Trust, Series 19 (RB) 5.00%, 02/01/19	171,029
	Massachusetts Development Finance Agency (RB)
325,000	5.00%, 07/01/21	358,260
750,000	5.00%, 07/01/21	826,755
30,000	5.00%, 07/01/22	33,824
250,000	5.00%, 07/01/22	281,417
10,000	5.00%, 07/15/22	11,382
375,000	Massachusetts State, Federal Highway Grant, Series A (RB) 5.00%, 06/15/22	424,189
250,000	Massachusetts Water Resources Authority (RB) 5.00%, 08/01/22	284,527
		4,204,404
Michigan: 1.9%
	Michigan Finance Authority, Beaumont Health Credit Group, Series A (RB)
165,000	4.00%, 08/01/20	173,826
970,000	5.00%, 08/01/22	1,091,890
125,000	Michigan Finance Authority, Detroit Distributable State Aid, Series C-3 (RB) 5.00%, 04/01/20	132,054
750,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien, Series C-3 (RB) (AGM) 5.00%, 07/01/21	825,705
500,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien, Series C-5 (RB) 5.00%, 07/01/20	537,005
500,000	Michigan Strategic Fund, Detroit Edison Company Pollution Control Project, Series CC (RB) 1.45%, 09/01/21 (p)	485,640
500,000	Regents of University of Michigan, Series A (RB) 5.00%, 04/01/23	576,950
	Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligation Group, Series D (RB)
250,000	2.25%, 09/01/20	252,760
125,000	5.00%, 09/01/19	131,324
35,000	5.00%, 09/01/21	38,712
		4,245,866
Minnesota: 2.0%
750,000	Regents of University of Minnesota, Series B (RB) 5.00%, 12/01/22	859,792
500,000	State of Minnesota, 911 Services Revenue (RB) 5.00%, 06/01/21	553,365
575,000	State of Minnesota, Series E (GO) 3.00%, 08/01/21	600,277
	State of Minnesota, Various Purpose, Series A (GO)
190,000	5.00%, 08/01/19	200,070
150,000	5.00%, 08/01/21	166,737
	State of Minnesota, Various Purpose, Series D (GO)
235,000	5.00%, 08/01/20	254,484
760,000	5.00%, 08/01/22	864,614
500,000	5.00%, 08/01/22	568,825
400,000	State of Minnesota, Various Purpose, Series F (GO) 5.00%, 10/01/22	456,620
		4,524,784
Mississippi: 0.0%
55,000	State of Mississippi, Series E (RB) 5.00%, 10/15/20	59,758
Missouri: 1.3%
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Series A (RB)
45,000	5.00%, 10/01/19	47,547
100,000	5.00%, 10/01/20	108,584
20,000	5.00%, 10/01/22	22,725
1,000,000	City of St. Louis, Missouri Airport, Series A (RB) (AGM) 5.00%, 07/01/23	1,141,060
	Curators of the University of Missouri System Facilities, Series A (RB)
185,000	4.00%, 11/01/19	192,779
115,000	5.00%, 11/01/19	121,810
150,000	Jackson County, Harry S. Truman Sports Complex Project (RB) 5.00%, 12/01/19	158,798
475,000	Missouri Highway and Transportation Commission, First Lien, Series A (RB) 5.00%, 05/01/19	495,938
520,000	Springfield School District No. R-12, Series B (GO) (SAW) 5.00%, 03/01/22	584,522
		2,873,763
Nebraska: 0.9%
500,000	Lincoln Electric System, Series A (RB) 5.00%, 09/01/20	542,270
	Nebraska Public Power District, Series A (RB)
300,000	4.00%, 01/01/20	313,746
70,000	5.00%, 01/01/21	76,392
	Omaha Public Power District, Electric System Revenue, Series B (RB)
75,000	5.00%, 02/01/19	77,687
650,000	5.00%, 02/01/21	712,023
100,000	Public Power Generation Agency (RB) 5.00%, 01/01/22	110,959
195,000	Public Power Generation Agency, Whelan Energy Unit 2, Series A (RB) 5.00%, 01/01/23	220,393
		2,053,470
Nevada: 1.4%
230,000	Clark County Flood Control (GO) 5.00%, 11/01/22	262,437
345,000	Clark County School District, Series A (GO) 5.00%, 06/15/19	360,963
50,000	Clark County School District, Series B (GO) 5.00%, 06/15/19	52,314
250,000	Clark County School District, Series D (GO) 5.00%, 06/15/23	284,447
250,000	Clark County Water Reclamation District (GO) 5.00%, 07/01/22	283,455
450,000	Cook County, Series B (GO) 5.00%, 11/01/23	522,936
300,000	Las Vegas Valley Water District, Series A (GO) 5.00%, 06/01/22	339,147
75,000	State of Nevada, Capital Improvement and Cultural Affairs, Series D-1 (GO) 5.00%, 03/01/20	80,117
500,000	State of Nevada, Series B (GO) 5.00%, 11/01/21	558,290
250,000	State of Nevada, Series D (GO) 5.00%, 04/01/20	267,725
		3,011,831
New Jersey: 3.9%
170,000	New Jersey Building Authority, Series A (RB) 5.00%, 06/15/21	182,451
	New Jersey Economic Development Authority (RB)
250,000	5.00%, 11/01/19	261,180
130,000	5.00%, 03/01/20	136,600
125,000	5.00%, 06/15/22	136,018
545,000	New Jersey Economic Development Authority, School Facilities Construction, Refunding, Series NN (RB) 5.00%, 03/01/23	597,342
545,000	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB) 5.00%, 03/01/22	590,262
220,000	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB) 5.00%, 06/15/19	227,957
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
90,000	5.00%, 06/15/20	95,100
320,000	5.00%, 06/15/21	343,542
	New Jersey Educational Facilities Authority (RB)
145,000	5.00%, 07/01/20	156,806
160,000	5.00%, 07/01/22	182,139
455,000	New Jersey Educational Facilities Authority, Higher Education Facilities (RB) 5.00%, 06/15/22	495,104
515,000	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB) 5.00%, 06/15/23	565,980
105,000	New Jersey Educational Facilities Authority, Series B 5.00%, 06/01/19	108,691
35,000	New Jersey Health Care Facilities Financing Authority (RB) 5.00%, 07/01/20	37,616
60,000	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB) 5.00%, 07/01/22	67,742
	New Jersey Transit Corp., Series A (RB)
270,000	5.00%, 09/15/19	281,164
125,000	5.00%, 09/15/21	135,296
	New Jersey Transportation Trust Fund Authority, Series A (RB)
400,000	5.00%, 12/15/19	419,040
600,000	5.00%, 06/15/20	634,428
	New Jersey Transportation Trust Fund Authority, Series A-1 (RB)
125,000	5.00%, 06/15/18 (c)	126,519
70,000	5.00%, 06/15/18 (c)	70,876
425,000	New Jersey Transportation Trust Fund Authority, Series AA (RB) 5.00%, 06/15/20	449,586
	New Jersey Turnpike Authority, Series C (RB)
100,000	5.00%, 01/01/21	109,103
120,000	5.00%, 01/01/22	134,110
	Rutgers State University of New Jersey, Series J (RB)
70,000	5.00%, 05/01/19	73,050
280,000	5.00%, 05/01/21	308,316
	State of New Jersey, Series T (GO)
225,000	5.00%, 06/01/21	246,638
460,000	5.00%, 06/01/22	513,516
800,000	State of New Jersey, Various Purpose (GO) 5.00%, 06/01/22	893,072
		8,579,244
New Mexico: 1.4%
655,000	Albuquerque Bernalillo County Water Utility Authority, Senior Lien (RB) 5.00%, 07/01/21	726,159
485,000	Albuquerque Bernalillo County Water Utility Authority, Series B (RB) 5.00%, 07/01/23	558,759
250,000	City of Farmington, New Mexico Pollution Control Revenue Refunding Bonds, Series B (RB) 1.88%, 10/01/21 (p)	245,075
100,000	State of New Mexico Severance Tax Permanent Fund (RB) 5.00%, 07/01/21	110,513
	State of New Mexico Severance Tax, Series A (RB)
115,000	5.00%, 07/01/19 (c)	120,642
75,000	5.00%, 07/01/19 (c)	78,680
320,000	State of New Mexico, Series A (GO) 5.00%, 03/01/23	367,654
875,000	State of New Mexico, Series B (RB) 4.00%, 07/01/23	965,781
		3,173,263
New York: 14.7%
	City of New York, Series A (GO)
95,000	5.00%, 08/01/19	99,919
1,000,000	5.00%, 08/01/22	1,134,400
880,000	City of New York, Series B (GO) 5.00%, 08/01/20	952,054
	City of New York, Series D (GO)
235,000	5.00%, 08/01/19	247,168
1,000,000	5.00%, 08/01/20	1,081,880
485,000	City of New York, Series E (GO) 4.00%, 08/01/22	529,358
	City of New York, Series G (GO)
1,150,000	5.00%, 08/01/19	1,209,547
250,000	5.00%, 08/01/20	270,470
1,210,000	5.00%, 08/01/22	1,372,624
320,000	City of New York, Series J (GO) 5.00%, 08/01/20	346,202
50,000	Erie County Industrial Development, Series A (RB) (SAW) 5.00%, 05/01/21	55,257
100,000	Hudson Yards Infrastructure Corp, Series A (RB) 3.00%, 02/15/22	104,412
	Hudson Yards Infrastructure Corp., Series A (RB)
210,000	5.00%, 02/15/22	236,395
100,000	5.00%, 02/15/23	114,355
500,000	Long Island Power Authority Electric System, Series B (RB) 5.00%, 09/01/22	565,100
30,000	Metropolitan Transportation Authority, Series A (RB) 5.00%, 11/15/22	34,353
15,000	Metropolitan Transportation Authority, Series A-2 (RB) 5.00%, 11/15/21	16,743
	Metropolitan Transportation Authority, Series B (RB)
140,000	5.00%, 11/15/19	148,575
335,000	5.00%, 11/15/21	373,927
1,000,000	5.00%, 11/15/22	1,139,190
10,000	5.00%, 11/15/22	11,392
250,000	5.00%, 11/15/23	289,447
175,000	Metropolitan Transportation Authority, Series C (RB) 5.00%, 11/15/20	190,596
500,000	Metropolitan Transportation Authority, Series C-1 (RB) 5.00%, 11/15/23	578,895
	Metropolitan Transportation Authority, Series D (RB)
255,000	5.00%, 11/15/21	284,631
10,000	5.00%, 11/15/22	11,392
250,000	Monroe County Industrial Development Agency (RB) (SAW) 5.00%, 05/01/23	288,387
625,000	Monroe County, Series B (GO) 5.00%, 06/01/19	649,400
	New York City Transitional Finance Authority, Future Tax Secured Revenue (RB)
90,000	5.00%, 11/01/20	98,114
310,000	5.00%, 11/01/21	346,620
1,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series 1 (RB) 5.00%, 11/01/22	1,142,500
75,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB) 4.00%, 05/01/19	77,345
75,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB) 5.00%, 11/01/19	79,455
50,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D-1 (RB) 5.00%, 02/01/19	51,787
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB)
25,000	5.00%, 02/01/19	25,893
60,000	5.00%, 02/01/22	67,373
350,000	New York City Transitional Finance Authority, Series F-1 (RB) 5.00%, 02/01/20	373,443
	New York State Dormitory Authority, New York State University, Series A (RB)
195,000	5.00%, 07/01/20	210,249
150,000	5.00%, 07/01/20	161,657
200,000	5.00%, 03/15/21	220,286
40,000	5.00%, 07/01/21	44,205
1,450,000	5.00%, 07/01/22	1,635,498
250,000	New York State Dormitory Authority, School District, Series A (RB) (SAW) 5.00%, 10/01/22	284,067
460,000	New York State Dormitory Authority, School of Medicine at Mount Sinai, Series A (RB) 4.00%, 07/01/20	482,903
155,000	New York State Dormitory Authority, Series A (RB) 5.00%, 03/15/22	174,803
100,000	New York State Dormitory Authority, Series B (RB) 5.00%, 03/15/23	115,158
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
500,000	5.00%, 02/15/20	534,335
480,000	5.00%, 02/15/21	527,126
675,000	5.00%, 02/15/23	773,989
15,000	5.00%, 02/15/23	17,200
	New York State Dormitory Authority, State Personal Income Tax, Series C (RB)
245,000	5.00%, 03/15/19	254,871
250,000	5.00%, 03/15/20	267,802
10,000	5.00%, 03/15/23	11,490
	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
770,000	5.00%, 02/15/22	865,503
40,000	5.00%, 02/15/23	45,866
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
900,000	4.00%, 03/15/21	963,189
75,000	5.00%, 03/15/20	80,341
225,000	5.00%, 03/15/21	247,606
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
920,000	4.00%, 03/15/20	966,607
65,000	5.00%, 03/15/19	67,619
700,000	5.00%, 03/15/20	750,001
300,000	5.00%, 03/15/20	321,429
250,000	5.00%, 03/15/21	275,357
	New York State Environmental Facilities Corp., Sate Clean Water and Drinking Water, Series A (RB)
280,000	5.00%, 06/15/20	302,383
535,000	5.00%, 06/15/20	577,768
150,000	New York State Housing Finance Agency (RB) 1.10%, 11/01/19	148,088
250,000	New York State Housing Finance Agency, Series M (RB) 2.00%, 05/01/21	249,998
	New York State Thruway Authority, Junior Indebtedness Obligations, Series A (RB)
80,000	3.00%, 05/01/19	81,516
160,000	5.00%, 05/01/19	167,074
2,730,000	New York State Thruway Authority, Series A (RB) 5.00%, 05/01/19	2,848,946
150,000	New York State Thruway Authority, Series J (RB) 5.00%, 01/01/20	159,281
750,000	New York State Thruway Authority, Series K (RB) 5.00%, 01/01/20	796,402
10,000	New York State Urban Development Corp., State Personal Income Tax, Series A-1 (RB) 5.00%, 03/15/23	11,490
55,000	New York State Urban Development Corp., State Personal Income Tax, Series C (RB) 5.00%, 03/15/20	58,917
790,000	New York State Urban Development Corp., State Personal Income, Series A (RB) 5.00%, 03/15/23	907,670
500,000	Port Authority of New York and New Jersey, One Hundred Seventy-Ninth Series (RB) 5.00%, 12/01/20	546,560
20,000	Sales Tax Asset Receivable Corp., Series A (RB) 5.00%, 10/15/22	22,931
110,000	Town of Oyster Bay, New York Public Improvement, Series A (GO) (AGM) 3.00%, 03/01/19	111,287
90,000	Town of Oyster Bay, New York Public Improvement, Series B (GO) (AGM) 4.00%, 11/01/20	93,755
75,000	Triborough Bridge & Tunnel Authority, Series C-1 (RB) 5.00%, 11/15/23	87,591
100,000	Triborough Bridge and Tunnel Authority, Series B (RB) 5.00%, 11/15/19	106,162
500,000	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB) 5.00%, 06/01/22	560,370
		32,735,945
North Carolina: 1.4%
340,000	City of Charlotte, North Carolina Water and Sewer System (RB) 5.00%, 07/01/22	386,580
150,000	Mecklenburg County, Series A (GO) 5.00%, 09/01/21	167,289
350,000	Mecklenburg County, Series B (GO) 5.00%, 12/01/21	392,787
500,000	State of North Carolina, Grant Anticipation Revenue Vehicle (RB) 5.00%, 03/01/23	571,075
1,200,000	State of North Carolina, Series C (GO) 4.00%, 05/01/21	1,288,392
270,000	State of North Carolina, Series E (GO) 5.00%, 05/01/19	281,969
10,000	Wake County, Series A (RB) 5.00%, 12/01/20	10,925
		3,099,017
Ohio: 3.0%
	American Municipal Power, Inc., Series A (RB)
145,000	5.00%, 02/15/21	158,065
15,000	5.00%, 02/15/23	17,022
120,000	City of Cincinnati, Various Purpose, Series A (GO) 5.00%, 12/01/20	131,070
260,000	City of Cleveland, Airport System Revenue, Series B (RB) (AGM) 5.00%, 01/01/23	294,115
	City of Columbus, Various Purpose, Series A (GO)
250,000	2.00%, 08/15/20	252,475
400,000	5.00%, 07/01/19	419,912
745,000	Ohio Higher Educational Facility Commission (RB) 5.00%, 12/01/23	864,736
150,000	Ohio Water Development Authority Water Pollution Control Loan Fund (RB) 5.00%, 12/01/21	168,161
120,000	Ohio Water Development Authority, Fresh Water, Series A (RB) 5.00%, 12/01/19	127,553
	State of Ohio, Common Schools, Series A (GO)
480,000	5.00%, 09/15/19	507,168
565,000	5.00%, 09/15/21	630,173
	State of Ohio, Highway Capital Improvement, Series R (GO)
35,000	5.00%, 05/01/19	36,547
260,000	5.00%, 05/01/22	293,753
200,000	State of Ohio, Highway Capital Improvement, Series S (GO) 5.00%, 05/01/22	225,964
675,000	State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 11/01/22	771,518
350,000	State of Ohio, Highway Capital Improvement, Series U (GO) 5.00%, 05/01/23	403,553
930,000	State of Ohio, Infrastructure Improvement, Series C (GO) 5.00%, 09/01/21	1,036,159
20,000	State of Ohio, Infrastructure Project (RB) 5.00%, 12/15/22	22,830
265,000	State of Ohio, Third Frontier Research and Development, Series A (GO) 3.00%, 05/01/20	273,332
		6,634,106
Oklahoma: 0.3%
50,000	Grand River Dam Authority, Series A (RB) 4.00%, 06/01/19	51,593
500,000	Oklahoma Development Finance Authority, Health System Revenue, Series A (RB) 5.00%, 08/15/22	568,690
10,000	Oklahoma Water Resources Board (RB) 5.00%, 04/01/23	11,512
		631,795
Oregon: 1.0%
60,000	City of Portland, Sewer System, First Lien, Series A (RB) 5.00%, 06/01/19	62,812
250,000	City of Portland, Water System, First Lien, Series A (RB) 5.00%, 04/01/21	275,790
200,000	Medford School District No. 549C (GO) (SBG) 5.00%, 12/15/20	218,816
	Oregon State Facilities Authority, Providence Health and Services, Series A (RB)
50,000	5.00%, 10/01/20	54,232
190,000	5.00%, 10/01/21	211,290
615,000	Oregon State Lottery, Department of Administrative Services, Series A (RB) 5.00%, 04/01/23	708,339
	Oregon State Lottery, Department of Administrative Services, Series B (RB)
85,000	5.00%, 04/01/19	88,499
55,000	5.00%, 04/01/20	59,009
10,000	5.00%, 04/01/23	11,518
285,000	Oregon State Lottery, Department of Administrative Services, Series C (RB) 5.00%, 04/01/23	328,254
40,000	Oregon State Lottery, Department of Administrative Services, Series D (RB) 5.00%, 04/01/20	42,916
15,000	State of Oregon Department of Transportation (RB) 5.00%, 11/15/22	17,184
25,000	Washington County, Series B (GO) 5.00%, 03/01/23	28,749
		2,107,408
Pennsylvania: 3.4%
335,000	Allegheny County, Series C-73 (GO) 5.00%, 12/01/19	355,961
	City of Philadelphia, Gas Works Revenue, Thirteenth Series (RB)
400,000	5.00%, 08/01/20	430,612
500,000	5.00%, 08/01/21	550,955
310,000	City of Philadelphia, Water and Wastewater Revenue (RB) 5.00%, 10/01/22	351,503
40,000	City of Philadelphia, Water and Wastewater Revenue, Series A (RB) 5.00%, 07/01/20	43,079
100,000	City of Philadelphia, Water and Wastewater Revenue, Series B (RB) 5.00%, 07/01/22	112,793
50,000	Commonwealth of Pennsylvania, First Refunding Series (GO) 5.00%, 08/15/19	52,530
135,000	Commonwealth of Pennsylvania, First Series (GO) 5.00%, 04/01/19	140,412
	Commonwealth of Pennsylvania, Second Series (GO)
875,000	5.00%, 10/15/19	923,694
1,000,000	5.00%, 01/15/21	1,087,390
750,000	5.00%, 09/15/22	844,905
490,000	5.00%, 01/15/23	554,288
270,000	Lancaster County Hospital Authority University of Pennsylvania Health System, Series B (RB) 5.00%, 08/15/22	306,210
105,000	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series A (RB) 4.00%, 02/01/20	109,554
700,000	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System (RB) 5.00%, 08/15/21	776,657
	Pennsylvania State University, Series B (RB)
315,000	5.00%, 09/01/21	350,145
500,000	5.00%, 09/01/22	568,390
		7,559,078
Rhode Island: 0.5%
	Rhode Island Commerce Corp., Series A (RB)
25,000	5.00%, 06/15/21	27,604
105,000	5.00%, 06/15/22	118,490
810,000	State of Rhode Island, Consolidated Capital Development Loan, Series A (GO) 5.00%, 08/01/19	851,569
70,000	State of Rhode Island, Consolidated Capital Development Loan, Series D (GO) 5.00%, 08/01/20	75,571
		1,073,234
South Carolina: 1.0%
400,000	Beaufort County School District, Series A (GO) 5.00%, 03/01/20	427,632
75,000	Charleston Educational Excellence Finance Corp., Series B (RB) 5.00%, 12/01/20	81,767
575,000	SCAGO Educational Facilities Corp. for Pickens School District (RB) 5.00%, 12/01/21	639,636
350,000	South Carolina Public Service Authority (RB) 5.00%, 12/01/19	370,265
685,000	York County Fort Mill School District No. 4, Series B (GO) 5.00%, 03/01/23	784,866
		2,304,166
Tennessee: 0.5%
10,000	City of Chattanooga, Electric System, Series A (RB) 5.00%, 09/01/20	10,853
90,000	Metropolitan Government of Nashville and Davidson County Electric Revenue, Series A (GO) 5.00%, 01/01/22	100,836
750,000	State of Tennessee, Series A (GO) 5.00%, 08/01/20	812,370
160,000	Tennessee School Board Authority, Higher Educational Facilities Second Program, Series C (RB) 5.00%, 11/01/19	169,504
100,000	Tennessee State School Bond Authority (RB) 5.00%, 11/01/20	108,903
		1,202,466
Texas: 8.3%
50,000	Aldine Independent School District (GO) 5.00%, 02/15/20	53,371
300,000	Aldine Independent School District, Series A (GO) 5.00%, 02/15/23	343,530
50,000	Alvin Independent School District, Series C (GO) 5.00%, 02/15/21	54,847
	Austin Independent School District, Series B (GO)
295,000	5.00%, 08/01/19	310,455
250,000	5.00%, 08/01/22	284,065
	Board of Regents of Texas A&M University System, Series B (RB)
320,000	5.00%, 05/15/21	353,280
250,000	5.00%, 05/15/22	282,300
490,000	Board of Regents of Texas State University System, Series A (RB) 5.00%, 03/15/22	549,697
10,000	Board of Regents of Texas State University System, Series D (RB) 5.00%, 08/15/22	11,374
250,000	Board of Regents of University of North Texas Financing System, Series A (RB) 5.00%, 04/15/22	280,725
110,000	Central Texas Turnpike System (RB) 5.00%, 04/01/20 (c) (p)	116,928
15,000	City of Austin, Electric Utility Revenue, Series A (RB) 5.00%, 11/15/22	17,103
400,000	City of Austin, Public Improvement (GO) 5.00%, 09/01/22	455,088
500,000	City of Austin, Water and Wastewater System Revenue (RB) 5.00%, 11/15/22	571,315
900,000	City of Austin, Water and Wastewater System Revenue, Series A (RB) 5.00%, 05/15/22	1,016,676
	City of Dallas (GO)
50,000	5.00%, 02/15/20	53,278
225,000	5.00%, 02/15/21	245,203
500,000	5.00%, 02/15/22	556,650
130,000	City of Dallas, Fort Worth International Airport, Series B (RB) 5.00%, 11/01/21	144,755
200,000	City of Dallas, Series A (GO) 5.00%, 02/15/20	213,110
500,000	City of Fort Worth, Texas General Purpose, Series A (GO) 5.00%, 03/01/23	572,375
100,000	City of Frisco (GO) 5.00%, 02/15/20	106,721
65,000	City of Frisco, Series A (GO) 5.00%, 02/15/22	72,954
	City of Houston, Combined Utility System, First Lien, Series C (RB)
100,000	4.00%, 05/15/21	107,020
700,000	5.00%, 05/15/20	751,730
	City of Houston, Combined Utility System, First Lien, Series D (RB)
500,000	5.00%, 11/15/20	544,415
130,000	5.00%, 11/15/21	145,055
	City of Houston, Series A (GO)
25,000	5.00%, 03/01/19	25,962
250,000	5.00%, 03/01/23	285,277
	City of San Antonio, Electric and Gas Systems Revenue (RB)
160,000	5.00%, 02/01/20	170,390
50,000	5.00%, 02/01/22	56,103
65,000	City of San Antonio, General Improvement (GO) 5.00%, 02/01/21	71,182
230,000	Clear Creek Independent School District, Series B (GO) 3.00%, 08/14/19 (p)	234,612
190,000	Dallas/Fort Worth International Airport, Series F (RB) 5.00%, 11/01/20	206,595
100,000	Fort Worth Independent School District (GO) 5.00%, 02/15/22	112,071
70,000	Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital (RB) 5.00%, 10/01/19	73,868
500,000	Harris County, Series A (GO) 5.00%, 10/01/22	567,660
	Harris County-Houston Sports Authority, Senior Lien Revenue, Series A (RB)
35,000	5.00%, 11/15/19	37,029
200,000	5.00%, 11/15/20	216,402
	Houston Independent School District (GO)
500,000	5.00%, 02/15/21	547,685
530,000	5.00%, 02/15/22	594,199
	Houston Independent School District Public Facility Corp. (RB)
50,000	5.00%, 09/15/19	52,814
70,000	5.00%, 09/15/20	75,911
350,000	Houston Independent School District, Series A (GO) 5.00%, 02/15/23	400,242
70,000	Houston Independent School District, Series C (GO) 5.00%, 02/15/19	72,605
65,000	Lewisville Independent School District, Series A (GO) 5.00%, 08/15/19	68,462
55,000	Metropolitan Transit Authority of Harris County (RB) 5.00%, 11/01/19	58,227
160,000	New Hope Cultural Education Facilities Finance Corp., Series A (RB) 5.00%, 08/15/23	182,870
70,000	North Texas Municipal Water District Water System Revenue (RB) 5.00%, 09/01/20	75,918
155,000	North Texas Tollway Authority (RB) 5.00%, 01/01/20	164,650
470,000	Northeast Independent School District (GO) 5.00%, 08/01/21	521,263
190,000	Northside Independent School District (GO) 2.00%, 08/01/19 (p)	190,923
75,000	Northside Independent School District, Series A (GO) 2.00%, 06/01/19 (p)	75,403
565,000	Northwest Independent School District (GO) 5.00%, 02/15/23	647,563
	Plano Independent School District (GO)
25,000	5.00%, 02/15/19	25,923
600,000	5.00%, 02/15/22	672,924
150,000	San Antonio Independent School District (GO) 5.00%, 02/15/21	164,679
	San Antonio Water System, Junior Lien, Series A (RB)
50,000	5.00%, 05/15/19	52,213
90,000	5.00%, 05/15/20	96,629
550,000	Spring Branch Independent School District (GO) 5.00%, 02/01/21	602,481
75,000	State of Texas (GO) 5.00%, 04/01/19	78,105
150,000	State of Texas, Highway Improvement (GO) 5.00%, 04/01/20	160,868
140,000	Texas Public Finance Authority, Series A (GO) 4.00%, 10/01/19	145,799
500,000	Texas Transportation Commission, State Highway, First Tier (RB) 5.00%, 10/01/19	528,895
295,000	Texas Transportation Commission, State Highway, First Tier, Series A (RB) 5.00%, 04/01/20	316,178
	Texas Transportation Commission, State Mobility Fund (GO)
50,000	5.00%, 10/01/19	52,890
210,000	5.00%, 10/01/20	228,486
	Trinity River Authority Central Regional Wastewater System Revenue (RB)
525,000	3.00%, 08/01/22	549,549
300,000	5.00%, 08/01/19	315,717
360,000	University of Texas System, Series D (RB) 5.00%, 08/15/21	400,338
		18,391,580
Utah: 0.4%
	Intermountain Power Agency, Subordinated Power Supply, Series A (RB)
125,000	5.00%, 07/01/18 (c)	126,760
260,000	5.00%, 07/01/18 (c)	263,682
35,000	5.00%, 07/01/19	36,692
385,000	Utah Transit Authority (RB) 5.00%, 06/15/22	431,373
		858,507
Virginia: 1.8%
240,000	City of Alexandria, Series C (GO) (SAW) 5.00%, 07/01/23	277,968
255,000	Fairfax County Public Improvement, Series A (GO) (SAW) 5.00%, 10/01/21 (c)	284,667
75,000	Fairfax County Public Improvement, Series B (GO) (SAW) 4.00%, 10/01/19	78,107
	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB)
500,000	5.00%, 02/01/19	517,815
545,000	5.00%, 02/01/22	611,299
60,000	5.00%, 02/01/23	68,704
250,000	Virginia College Building Authority, Series E (RB) 5.00%, 02/01/23	286,267
400,000	Virginia Commonwealth Transportation Board (RB) 5.00%, 09/15/23	463,244
	Virginia Commonwealth Transportation Board, Series A (RB)
55,000	5.00%, 03/15/21	60,420
25,000	5.00%, 09/15/22	28,435
175,000	Virginia Commonwealth Transportation Board, Series C (RB) 5.00%, 05/15/23	201,492
	Virginia Commonwealth Transportation Board, U.S. Route 58 Corridor Development Program, Series B (RB)
500,000	5.00%, 05/15/20	537,415
100,000	5.00%, 05/15/21	110,332
20,000	Virginia Public Building Authority, Series B (RB) 5.00%, 08/01/22	22,697
500,000	Virginia Resources Authority, Clean Water State Revolving, Series B (RB) 5.00%, 10/01/21	557,790
		4,106,652
Washington: 1.9%
25,000	Central Puget Sound Regional Transit Authority (RB) 5.00%, 11/01/22	28,612
50,000	Port of Seattle, Series B (RB) 5.00%, 03/01/23	57,108
100,000	State of Washington (GO) 5.00%, 02/01/23	114,712
	Washington State Federal Highway Grant Anticipation, Series C (RB)
155,000	5.00%, 09/01/19	163,215
470,000	5.00%, 09/01/20	508,249
	Washington State, Motor Vehicle Fuel Tax, Series R-B (GO)
900,000	5.00%, 07/01/22	1,021,248
1,660,000	5.00%, 07/01/23	1,920,753
75,000	Washington State, Various Purpose, Series R-A (GO) 5.00%, 07/01/20	80,995
325,000	Washington State, Various Purpose, Series R-C (GO) 5.00%, 07/01/19	341,178
		4,236,070
Wisconsin: 1.2%
545,000	City of Madison, Series A (GO) 4.00%, 10/01/22	597,625
100,000	City of Milwaukee, Series N2 (GO) 4.00%, 03/01/23	109,818
200,000	State of Wisconsin, Clean Water Revenue, Series 2 (GO) 5.00%, 05/01/19	208,766
	State of Wisconsin, Series 1 (GO)
230,000	5.00%, 05/01/20	247,241
500,000	5.00%, 11/01/22	571,985
275,000	State of Wisconsin, Series A (GO) 5.00%, 05/01/19	287,053
500,000	Wisconsin Department of Transportation, Series 1 (RB) 5.00%, 07/01/21	554,140
165,000	Wisconsin Health & Educational Facilities Authority, Series A (RB) 5.00%, 11/15/23	190,537
		2,767,165
Total Municipal Bonds (Cost: $222,403,698)		219,763,294

Number of Shares
MONEY MARKET FUND: 2.3% (Cost: $5,024,015)
5,024,015	Dreyfus Government Cash Management Fund - Institutional Shares	5,024,015
Total Investments: 100.9% (Cost: $227,427,713)		224,787,309
Liabilities in excess of other assets: (0.9)%		(1,966,540)
NET ASSETS: 100.0%		$222,820,769

Definitions:
AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed

Footnotes:
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor

Summary of Investments By Sector	% of Investments	Value
Education	8.2%	$18,348,833
Health Care	4.2	9,542,640
Housing	0.2	398,086
Industrial Revenue	1.2	2,727,205
Leasing	6.8	15,358,095
Local	17.2	38,758,981
Medical	0.1	111,305
Power	4.4	9,946,306
Solid Waste/Resource Recovery	0.0	16,863
Special Tax	9.6	21,682,894
State	24.8	55,685,041
Tobacco	1.1	2,389,833
Transportation	13.4	30,025,769
Water & Sewer	6.6	14,771,443
Money Market Fund	2.2	5,024,015
	100.0%	$224,787,309

The summary of inputs used to value the Fund’s investments as of January 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$219,763,294	$—	$219,763,294
Money Market Fund	5,024,015	—	—	5,024,015
Total	$5,024,015	$219,763,294	$—	$224,787,309

* See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2018.

See Notes to Schedules of Investments

VANECK VECTORS CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

January 31, 2018 (unaudited)

Number of Shares		Value
CLOSED-END FUNDS: 99.8%
93,874	AllianceBernstein National Municipal Income Fund, Inc.	$1,213,791
54,965	BlackRock Investment Quality Municipal Trust, Inc.	765,662
38,398	BlackRock Long-Term Municipal Advantage Trust	439,273
137,342	BlackRock Muni Intermediate Duration Fund, Inc.	1,849,997
58,838	BlackRock MuniAssets Fund, Inc.	827,262
36,004	BlackRock Municipal 2018 Term Trust	535,739
45,954	BlackRock Municipal 2020 Term Trust	701,258
225,602	BlackRock Municipal 2030 Target Term Trust	4,825,627
30,747	BlackRock Municipal Bond Trust	449,214
77,293	BlackRock Municipal Income Quality Trust	1,041,910
102,100	BlackRock Municipal Income Trust	1,373,245
54,705	BlackRock Municipal Income Trust II	746,723
59,400	BlackRock MuniEnhanced Fund, Inc.	642,708
32,399	BlackRock MuniHoldings Fund, Inc.	509,636
74,902	BlackRock MuniHoldings Investment Quality Fund	1,053,871
50,703	BlackRock MuniHoldings Quality Fund II, Inc.	654,576
36,757	BlackRock MuniHoldings Quality Fund, Inc.	470,490
41,562	BlackRock MuniVest Fund II, Inc.	623,014
127,992	BlackRock MuniVest Fund, Inc.	1,195,445
107,387	BlackRock MuniYield Fund, Inc.	1,487,310
23,149	BlackRock MuniYield Investment Fund	325,938
65,737	BlackRock MuniYield Quality Fund II, Inc.	809,880
157,177	BlackRock MuniYield Quality Fund III, Inc.	2,007,150
69,975	BlackRock MuniYield Quality Fund, Inc.	1,003,441
113,221	Deutsche Municipal Income Trust	1,289,587
59,285	Dreyfus Municipal Bond Infrastructure Fund, Inc.	736,320
59,252	Dreyfus Municipal Income, Inc.	493,569
96,328	Dreyfus Strategic Municipal Bond Fund, Inc.	760,991
121,366	Dreyfus Strategic Municipals, Inc.	975,783
220,365	Eaton Vance Municipal Bond Fund	2,653,195
32,734	Eaton Vance Municipal Bond Fund II	385,607
30,274	Eaton Vance Municipal Income 2028 Term Trust	596,095
69,862	Eaton Vance Municipal Income Trust	817,385
25,428	Eaton Vance National Municipal Opportunities Trust	545,176
140,787	Invesco Advantage Municipal Income Trust II	1,534,578
78,085	Invesco Municipal Income Opportunities Trust	605,159
218,210	Invesco Municipal Opportunity Trust	2,590,153
177,306	Invesco Municipal Trust	2,113,487
172,100	Invesco Quality Municipal Income Trust	2,053,153
155,526	Invesco Trust for Investment Grade Municipals	1,964,293
165,826	Invesco Value Municipal Income Trust	2,358,046
62,000	MainStay Defined Term Municipal Opportunities Fund	1,186,680
70,692	MFS High Income Municipal Trust	359,822
120,053	MFS Municipal Income Trust	800,753
43,786	Neuberger Berman Intermediate Municipal Fund, Inc.	615,631
554,694	Nuveen AMT-Free Municipal Credit Income Fund	8,137,361
27,759	Nuveen AMT-Free Municipal Value Fund	454,970
622,677	Nuveen AMT-Free Quality Municipal Income Fund	8,107,255
71,168	Nuveen Enhanced Municipal Value Fund	970,020
133,416	Nuveen Intermediate Duration Municipal Term Fund	1,669,034
38,077	Nuveen Intermediate Duration Quality Municipal Term Fund	485,482
411,323	Nuveen Municipal Credit Income Fund	5,898,372
124,754	Nuveen Municipal High Income Opportunity Fund	1,638,020
470,590	Nuveen Municipal Value Fund, Inc.	4,512,958
609,725	Nuveen Quality Municipal Income Fund	8,145,926
50,609	Nuveen Select Tax-Free Income 2 Portfolio	687,270
37,413	Nuveen Select Tax-Free Income 3 Portfolio	540,244
47,334	Nuveen Select Tax-Free Income Portfolio	668,829
43,960	PIMCO Municipal Income Fund	560,930
97,275	PIMCO Municipal Income Fund II	1,230,529
53,569	PIMCO Municipal Income Fund III	596,223
67,345	Pioneer Municipal High Income Advantage Trust	728,673
73,167	Pioneer Municipal High Income Trust	828,982
172,069	Putnam Managed Municipal Income Trust	1,216,528
111,484	Putnam Municipal Opportunities Trust	1,312,167
83,126	Western Asset Managed Municipals Fund, Inc.	1,113,057
20,933	Western Asset Municipal Defined Opportunity Trust, Inc.	434,360
63,715	Western Asset Municipal High Income Fund, Inc.	461,934
31,257	Western Asset Municipal Partners Fund, Inc.	450,101
Total Closed-End Funds (Cost: $109,756,872)		101,837,848
MONEY MARKET FUND: 0.1% (Cost: $96,866)
96,866	Dreyfus Government Cash Management Fund - Institutional Shares	96,866
Total Investments: 99.9% (Cost: $109,853,738)		101,934,714
Other assets less liabilities: 0.1%		90,555
NET ASSETS: 100.0%		$102,025,269

Summary of Investments by Sector	% of Investments	Value
Financial	99.9%	$101,837,848
Money Market Fund	0.1	96,866
	100.0%	$101,934,714

The summary of inputs used to value the Fund’s investments as of January 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Closed-End Funds	$101,837,848	$—	$—	$101,837,848
Money Market Fund	96,866	—	—	96,866
Total	$101,934,714	$—	$—	$101,934,714

There were no transfers between levels during the period ended January 31, 2018.

See Notes to Schedules of Investments

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2018 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.3%
Alabama: 1.3%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$745,000	6.45%, 03/05/18 (c)	$740,217
2,390,000	6.45%, 03/05/18 (c)	2,389,833
2,750,000	Alabama Special Care Facilities Financing Authority, Methodist Home for Aging (RB) 6.00%, 06/01/26 (c)	3,066,085
500,000	Alabama Special Care Facilities Financing Authority-Birmingham AL, Series 1 (RB) 5.25%, 06/01/25	552,040
	Alabama State University, General Tuition and Fee (RB) (XLCA)
1,540,000	4.63%, 03/05/18 (c)	1,403,140
485,000	5.00%, 03/05/18 (c)	485,039
680,000	5.25%, 03/05/18 (c)	680,088
	Huntsville-Redstone Village Special Care Facilities Financing Authority (RB)
500,000	5.50%, 03/05/18 (c)	400,230
1,185,000	5.50%, 03/05/18 (c)	1,057,802
	Jefferson County, Alabama Sewer Revenue, Series D (RB)
9,000,000	6.00%, 10/01/23 (c)	10,454,760
8,000,000	6.50%, 10/01/23 (c)	9,496,320
	Jefferson County, Alabama Sewer Revenue, Series E (RB)
45,000	0.00%, 10/01/23 (c) ^	13,878
100,000	0.00%, 10/01/23 (c) ^	36,525
		30,775,957
Alaska: 0.4%
	Northern Tobacco Securitization Corp., Series A (RB)
15,000	4.63%, 02/16/18 (c)	15,429
5,580,000	5.00%, 02/16/18 (c)	5,471,860
4,680,000	5.00%, 02/16/18 (c)	4,679,860
1,520,000	Northern Tobacco Securitization Corp., Series B (RB) 0.00%, 02/16/18 (c) ^	144,932
		10,312,081
American Samoa: 0.0%
1,000,000	American Samoa Economic Development Authority, Series A (RB) 6.63%, 09/01/25 (c)	970,820
Arizona: 1.9%
	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB)
200,000	5.00%, 02/01/20	211,432
350,000	5.00%, 02/01/21	378,707
930,000	5.00%, 02/01/22 (c)	1,000,299
730,000	5.00%, 02/01/22 (c)	782,049
310,000	5.00%, 02/01/22 (c)	328,988
	Arizona Industrial Development Authority, American Charter School Foundation Project (RB)
2,940,000	6.00%, 07/01/27 (c)	3,110,932
2,000,000	6.00%, 07/01/27 (c)	2,131,600
	Arizona Industrial Development Authority, Basis School Project, Series A (RB)
250,000	5.13%, 07/01/26 (c)	263,340
500,000	5.25%, 07/01/26 (c)	527,800
500,000	5.38%, 07/01/26 (c)	528,905
335,000	Arizona Industrial Development Authority, Basis School Project, Series D (RB) 5.00%, 07/01/27 (c)	346,427
	Arizona Industrial Development Authority, Education Facility, Series A (RB)
500,000	5.25%, 07/01/23 (c)	491,025
2,000,000	5.50%, 07/01/23 (c)	1,954,600
	Glendale Industrial Development Authority (RB)
2,000,000	5.00%, 11/15/24 (c)	2,055,980
1,000,000	5.00%, 11/15/24 (c)	1,037,560
	Industrial Development Authority of Phoenix, Basis Schools, Inc. Project, Series A (RB)
500,000	4.00%, 07/01/25	511,265
1,000,000	5.00%, 07/01/25 (c)	1,035,010
1,500,000	5.00%, 07/01/25 (c)	1,565,025
500,000	5.00%, 07/01/25 (c)	517,825
675,000	Industrial Development Authority of Phoenix, Legacy Traditional School Project (RB) 5.00%, 07/01/25 (c)	693,900
750,000	Industrial Development Authority of Phoenix, Legacy Traditional School Project, Series A (RB) 5.00%, 07/01/26 (c)	786,825
	Industrial Development Authority of the County of Pima (RB)
1,000,000	5.00%, 06/15/22 (c)	986,040
3,000,000	5.00%, 06/15/22 (c)	3,001,410
750,000	Maricopa County Industrial Development Authority, Paradise School Project (RB) 5.00%, 07/01/26 (c)	770,182
400,000	Peoria Industrial Development Authority, Sierra Winds Life Care Community Project, Series A (RB) 5.00%, 11/15/24	422,328
	Pima County Industrial Development Authority (RB)
250,000	5.25%, 07/01/26 (c)	219,193
250,000	5.38%, 07/01/26 (c)	213,878
250,000	5.50%, 07/01/26 (c)	213,250
295,000	6.00%, 07/01/20 (c)	270,901
	Salt Verde Financial Corp. (RB)
5,440,000	5.00%, 12/01/32	6,419,146
5,880,000	5.00%, 12/01/37	7,020,779
290,000	5.25%, 12/01/23	332,839
305,000	5.25%, 12/01/24	354,858
265,000	5.25%, 12/01/25	309,141
215,000	5.25%, 12/01/27	253,104
240,000	5.25%, 12/01/28	284,239
315,000	5.50%, 12/01/29	382,064
1,000,000	Tempe Arizona Industrial Development Authority, Friendship Village of Tempe, Series A (RB) 6.25%, 12/01/21 (c)	1,065,940
1,000,000	The Industrial Development Authority of Pima County, Edkey Charter Schools Project (RB) 6.00%, 07/01/20 (c)	856,460
		43,635,246
Arkansas: 0.1%
	Pulaski County Public Facilities Board, Carti Project (RB)
440,000	5.25%, 07/01/23 (c)	434,491
735,000	5.50%, 07/01/23 (c)	719,227
		1,153,718
California: 14.8%
	Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB)
2,050,000	5.00%, 10/01/26 (c)	2,323,880
7,000,000	5.00%, 10/01/26 (c)	7,918,260
5,000,000	5.00%, 10/01/26 (c)	5,700,450
1,650,000	5.00%, 10/01/26 (c)	1,874,449
	Anaheim Community Facilities District No. 08-1 (ST)
500,000	4.00%, 09/01/23 (c)	510,930
750,000	4.00%, 09/01/23 (c)	769,170
200,000	4.00%, 09/01/23 (c)	206,752
	Antelope Valley Healthcare District, Series A (RB)
300,000	5.00%, 03/01/26 (c)	312,948
1,250,000	5.25%, 03/01/26 (c)	1,343,537
30,000	California County Tobacco Securitization Agency, Alameda County Tobacco Asset Securitization Corp. (RB) 5.88%, 03/05/18 (c)	30,333
105,000	California County Tobacco Securitization Agency, Gold Country Settlement Funding Corp. (RB) 5.25%, 02/16/18 (c)	104,885
25,000	California County Tobacco Securitization Agency, Kern County Tobacco Funding Corp. (RB) 5.00%, 06/01/21	27,746
	California County Tobacco Securitization Agency, Series A (RB)
15,000	5.00%, 02/16/18 (c)	15,000
4,115,000	5.00%, 02/16/18 (c)	4,083,397
1,200,000	5.45%, 12/01/18 (c)	1,218,924
3,555,000	5.60%, 12/01/18 (c)	3,612,164
8,190,000	5.70%, 12/01/18 (c)	8,223,497
23,450,000	California County Tobacco Securitization Agency, Series C (RB) 0.00%, 02/16/18 (c) ^	1,751,011
16,250,000	California County Tobacco Securitization Agency, Series D (RB) 0.00%, 02/16/18 (c) ^	761,150
	California County Tobacco Securitization Agency, Sonoma County Securitization Corp. (RB)
150,000	5.00%, 03/05/18 (c)	150,123
1,120,000	5.13%, 03/05/18 (c)	1,120,090
2,000,000	5.25%, 03/05/18 (c)	2,000,060
	California Health Facilities Financing Authority, Children’s Hospital, Series A (RB)
250,000	4.00%, 08/15/27 (c)	260,128
80,000	4.25%, 11/15/22 (c)	84,498
	California Municipal Finance Authority, California Baptist University (RB)
500,000	5.50%, 11/01/25 (c)	553,720
1,000,000	6.13%, 11/01/23 (c)	1,158,640
60,000	California Municipal Finance Authority, Community Hospitals of Central California Obligated Group (RB) 5.50%, 02/01/19 (c)	62,446
	California Municipal Finance Authority, Community Medical Centers, Series A (RB)
1,095,000	4.00%, 02/01/27 (c)	1,114,064
500,000	4.25%, 02/01/25 (c)	518,065
800,000	5.00%, 02/01/25 (c)	883,832
280,000	5.00%, 02/01/27 (c)	315,168
500,000	5.00%, 02/01/27 (c)	561,565
750,000	5.00%, 02/01/27 (c)	834,472
	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB)
250,000	5.00%, 07/01/27 (c)	289,625
200,000	5.00%, 07/01/27 (c)	232,590
485,000	5.75%, 07/01/20 (c)	532,346
1,150,000	California Municipal Finance Authority, Eisenhower Medical Center, Series B (RB) 5.00%, 07/01/27 (c)	1,301,098
330,000	California Municipal Finance Authority, Julian Charter School Project, Series A (RB) 5.00%, 03/01/25	341,108
230,000	California Municipal Finance Authority, Northbay Healthcare Group (RB) 5.25%, 11/01/26 (c)	252,811
1,000,000	California Municipal Finance Authority, Northbay Healthcare Group, Series A (RB) 5.25%, 11/01/26 (c)	1,102,300
500,000	California Municipal Finance Authority, Palmdale Aerospace Academy, Series A (RB) 5.00%, 07/01/26 (c)	509,610
	California Municipal Finance Authority, Rocketship Education, Series A (RB)
850,000	6.00%, 06/01/22 (c)	906,457
930,000	7.00%, 06/01/22 (c)	1,067,975
1,500,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A (RB) 6.00%, 07/01/22 (c)	1,610,805
1,000,000	California Municipal Finance Authority, Series A (RB) 5.63%, 03/01/25 (c)	1,007,780
	California Pollution Control Financing Authority (RB)
3,500,000	7.50%, 07/01/22 (c)	3,708,460
2,435,000	8.00%, 07/01/27 (c)	2,674,580
400,000	California Public Finance Authority, Henry Mayo Newhall Hospital (RB) 5.00%, 10/15/26 (c)	437,744
	California Public Finance Authority, NCCD-Claremont Properties LLC, Series A (RB)
4,150,000	5.00%, 07/01/27 (c)	4,513,498
300,000	5.00%, 07/01/27 (c)	323,820
385,000	5.00%, 07/01/27 (c)	421,313
400,000	California School Finance Authority, Bright Star Schools Obligated Group (RB) 5.00%, 06/01/27 (c)	408,652
	California School Finance Authority, Rocketship Education Obligated Group, Series A (RB)
250,000	5.13%, 06/01/26 (c)	261,270
250,000	5.25%, 06/01/26 (c)	261,830
1,000,000	California Statewide Communities Development Authority, Baptist University, Series A (RB) 5.00%, 11/01/27 (c)	1,089,270
	California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB)
1,950,000	5.50%, 03/05/18 (c)	1,950,039
410,000	5.75%, 03/05/18 (c)	411,037
3,270,000	5.75%, 03/05/18 (c)	3,270,229
2,425,000	5.75%, 03/05/18 (c)	2,425,824
60,000	California Statewide Communities Development Authority, Daughters of Charity Health System, Series H (RB) 5.75%, 03/05/18 (c)	60,152
	California Statewide Communities Development Authority, Independence Support, LLC Project (RB)
100,000	6.00%, 06/01/25	84,516
125,000	6.50%, 06/01/25 (c)	95,571
90,000	California Statewide Communities Development Authority, Irvine East Campus Apartments (RB) 5.00%, 05/15/20	96,357
75,000	California Statewide Communities Development Authority, Lancer Plaza Project (RB) 5.63%, 11/01/23 (c)	84,308
	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB)
1,100,000	5.00%, 06/01/26 (c)	1,230,075
350,000	5.00%, 06/01/26 (c)	394,643
3,535,000	5.00%, 06/01/26 (c)	3,785,738
1,595,000	5.00%, 06/01/26 (c)	1,721,037
5,940,000	5.25%, 12/01/24 (c)	6,524,734
4,655,000	5.25%, 12/01/24 (c)	5,045,834
2,000,000	5.25%, 12/01/24 (c)	2,225,000
7,460,000	5.50%, 12/01/24 (c)	8,150,572
125,000	California Statewide Communities Development Authority, Provident Group Pomona Properties LLC, Series A (RB) 5.75%, 01/15/23 (c)	134,564
	California Statewide Communities Development Authority, Series A (RB)
8,350,000	5.00%, 06/01/26 (c)	8,917,633
11,150,000	5.25%, 06/01/26 (c)	12,046,571
1,010,000	California Statewide Communities Development Authority, Series L (RB) 4.90%, 07/20/19 (c)	1,055,591
1,000,000	California Statewide Communities Development Authority, The Terraces at San Joaquin Gardens Project, Series A (RB) 6.00%, 10/01/22 (c)	1,088,700
	California Statewide Financing Authority, Pooled Tobacco Securitization Program (RB)
23,000,000	0.00%, 02/16/18 (c) ^	1,092,500
7,350,000	0.00%, 02/16/18 (c) ^	1,154,979
77,000,000	0.00%, 03/05/18 (c) ^	2,804,340
3,175,000	6.00%, 03/05/18 (c)	3,175,921
900,000	6.00%, 03/05/18 (c)	900,261
120,000	Cathedral City, California Public Financing Authority, Series A (AMBAC) (TA) 4.50%, 03/05/18 (c)	120,070
55,000	Chino Public Financing Authority (ST) 5.00%, 09/01/22 (c)	59,331
250,000	City of Fremont, Community Facilities District No. 1 (ST) 5.00%, 09/01/25 (c)	277,760
	City of Irvine, Community Facilities District No. 2013-3 (ST)
1,000,000	4.00%, 09/01/23 (c)	1,013,770
1,800,000	4.00%, 09/01/23 (c)	1,811,664
250,000	4.00%, 09/01/23 (c)	258,440
230,000	4.00%, 09/01/23 (c)	241,063
250,000	4.00%, 09/01/23 (c)	261,078
750,000	City of Irvine, Reassessment District No. 15-2 (SA) 5.00%, 09/02/25 (c)	823,290
125,000	City of Long Beach, California Marina System Revenue (RB) 5.00%, 05/15/25 (c)	137,298
110,000	City of Marysville, Fremont-Rideout Health Group (RB) 5.25%, 01/01/21 (c)	113,560
995,000	City of Rocklin, Community Facilities District No. 10 (ST) 5.00%, 09/01/25 (c)	1,088,739
	City of Roseville, Fiddyment Ranch Community Facilities District No. 1 (ST)
500,000	3.75%, 09/01/27 (c)	493,395
155,000	5.00%, 09/01/27 (c)	173,515
135,000	5.00%, 09/01/27 (c)	150,428
200,000	City of Roseville, Westpark Community Facility District No. 1 (ST) 5.00%, 09/01/25 (c)	222,208
225,000	City of San Buenaventura, Community Memorial Health System (RB) 6.50%, 12/01/21	256,347
1,070,000	City of San Clemente, Facilities District No. 2006-1 (ST) 5.00%, 09/01/25 (c)	1,164,877
1,300,000	Elk Grove Finance Authority (ST) 5.00%, 09/01/26 (c)	1,436,318
	Foothill Transportation Corridor Agency, Toll Road Revenue, Series A (RB)
1,000,000	5.75%, 01/15/24 (c)	1,151,820
2,500,000	6.00%, 01/15/24 (c)	2,946,300
	Foothill Transportation Corridor Agency, Toll Road Revenue, Series B-2 (RB)
370,000	5.00%, 07/15/19 (c) (p)	384,893
1,000,000	6.00%, 01/15/24 (c)	1,176,120
6,525,000	Foothill Transportation Corridor Agency, Toll Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	7,392,042
1,000,000	Foothill Transportation Corridor Agency, Toll Road Revenue, Series C (RB) 6.50%, 01/15/24 (c)	1,186,490
	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB)
6,915,000	5.00%, 02/16/18 (c)	6,942,798
2,000,000	5.00%, 06/01/22	2,230,920
2,500,000	5.00%, 06/01/23	2,828,700
2,550,000	5.00%, 06/01/25	2,937,600
400,000	5.00%, 06/01/27	467,152
16,535,000	5.13%, 02/16/18 (c)	16,534,835
27,955,000	5.75%, 02/16/18 (c)	28,221,691
14,585,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-2 (RB) 5.30%, 06/01/22 (c)	14,749,956
73,680,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series B (RB) 0.00%, 02/16/18 (c) ^	10,181,102
250,000	Independent Cities Finance Authority, Mobil Home Park, Series A (RB) 3.75%, 10/15/26 (c)	237,330
	Inland Empire Tobacco Securitization Authority (RB)
36,500,000	0.00%, 02/16/18 (c) ^	1,209,610
100,000	0.00%, 02/16/18 (c) ^	5,610
9,410,000	0.00%, 02/16/18 (c) ^	1,342,619
4,685,000	Inland Empire Tobacco Securitization Authority, Series A (RB) 4.63%, 02/16/18 (c)	4,686,921
775,000	Inland Empire Tobacco Securitization Authority, Series B (RB) 5.75%, 06/01/21 (c)	812,417
1,000,000	Irvine Unified School District No. 09-1, Series D (ST) 5.00%, 09/01/27 (c)	1,111,710
500,000	Lake Elsinore Public Financing Authority (ST) 5.00%, 09/01/25 (c)	554,110
50,000	Lincoln Public Financing Authority, Twelve Bridges, Series B (SA) 6.00%, 09/02/21 (c)	54,916
	Long Beach Bond Finance Authority, Natural Gas Purchase, Series A (RB)
320,000	5.00%, 11/15/29	374,112
565,000	5.00%, 11/15/35	667,389
1,905,000	5.50%, 11/15/30	2,352,675
2,670,000	5.50%, 11/15/32	3,342,066
490,000	5.50%, 11/15/37	615,322
1,500,000	MSR Energy Authority, Series A (RB) 6.50%, 11/01/39	2,095,635
1,680,000	MSR Energy Authority, Series B (RB) 6.13%, 11/01/29	2,068,802
	MSR Energy Authority, Series C (RB)
700,000	6.13%, 11/01/29	862,001
3,850,000	6.50%, 11/01/39	5,378,796
3,105,000	7.00%, 11/01/34	4,380,161
	Orange County Community Facilities District No. 1, Series A (ST)
1,000,000	4.25%, 08/15/25 (c)	1,045,250
465,000	5.25%, 08/15/25 (c)	526,385
	Palomar Health (RB)
500,000	5.00%, 11/01/26 (c)	552,100
250,000	5.00%, 11/01/26 (c)	279,833
365,000	Palomar Pomerado Health Care (CP) 6.00%, 11/01/20 (c)	408,194
115,000	Patterson Public Financing Authority, Community Facilities District No. 2001-1, Series A (ST) 4.00%, 09/01/21	120,111
1,000,000	Perris Union High School District Financing Authority (ST) 5.00%, 03/01/25 (c)	1,099,250
750,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/25 (c)	825,367
180,000	Rancho Cordova Community Facilities District No. 2003-1 (ST) 4.00%, 09/01/26 (c)	188,521
3,000,000	River Islands Public Financing Authority, Community Facilities District No. 2003-1, Series A-1 (ST) 5.50%, 09/01/22 (c)	3,215,670
25,000	Sacramento County (CP) (AMBAC) 4.75%, 03/05/18 (c)	25,075
	Sacramento County, Community Facilities District No. 2005-2 (ST)
500,000	5.00%, 09/01/26 (c)	552,430
350,000	5.00%, 09/01/26 (c)	385,613
3,120,000	San Buenaventura, California Community Memorial Health System (RB) 7.50%, 12/01/21 (c)	3,518,174
	San Joaquin Hills Transportation Corridor Agency (RB)
3,780,000	5.00%, 01/15/25 (c)	4,203,549
1,750,000	5.00%, 01/15/25 (c)	1,953,035
2,300,000	5.00%, 01/15/25 (c)	2,603,669
500,000	5.00%, 01/15/25 (c)	578,280
200,000	5.25%, 01/15/25 (c)	222,998
	Saugus Hart School Facilities Financing Authority, Community Facilities District No. 2006-1 (ST)
500,000	5.00%, 03/01/26 (c)	551,270
500,000	5.00%, 03/01/26 (c)	553,120
	Silicon Valley Tobacco Securitization Authority (RB)
27,750,000	0.00%, 02/16/18 (c) ^	1,284,270
18,315,000	0.00%, 02/16/18 (c) ^	1,193,039
9,000,000	0.00%, 03/05/18 (c) ^	3,218,040
13,050,000	South California Tobacco Securitization Authority, Series C (RB) 0.00%, 02/16/18 (c) ^	2,011,788
1,035,000	Thousand Oaks, California Community Facilities, District No. 1994-1 (ST) 5.38%, 09/01/22 (c)	1,096,655
8,000,000	Tobacco Securitization Authority of Northern California (RB) 0.00%, 02/16/18 (c) ^	796,880
	Tobacco Securitization Authority of Northern California, Series A-1 (RB)
2,085,000	5.38%, 02/16/18 (c)	2,089,045
6,025,000	5.50%, 02/16/18 (c)	6,025,000
	Tobacco Securitization Authority of Southern California, Series A-1 (RB)
5,455,000	5.00%, 02/16/18 (c)	5,470,874
7,425,000	5.13%, 02/16/18 (c)	7,437,919
485,000	Tobacco Securitization Authority of Southern California, Series B (RB)
	0.00%, 02/16/18 (c) ^	76,004
10,940,000	Tobacco Securitization Authority of Southern California, Series D (RB) 0.00%, 02/16/18 (c) ^	1,340,259
	Tustin Community Facilities District, Series A (ST)
100,000	5.00%, 09/01/25 (c)	110,119
100,000	5.00%, 09/01/25 (c)	110,540
750,000	Val Verde Unified School District (ST) 5.00%, 03/01/25 (c)	818,520
600,000	Vernon Electric System Revenue, Series A (RB) 5.13%, 08/01/19 (c)	630,252
2,500,000	West Contra Costa Healthcare District (CP) 6.25%, 07/01/21 (c)	2,716,800
665,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21	657,791
445,000	William S. Hart Union High School District No. 2015-1 (ST) 5.00%, 09/01/26 (c)	488,214
		346,154,697
Colorado: 1.7%
1,000,000	Base Village Metropolitan District No. 2, Series A (GO) 5.75%, 12/01/21 (c)	1,023,130
	Castle Oaks Metropolitan District No 3 (GO)
500,000	5.00%, 12/01/20 (c)	500,715
500,000	5.00%, 12/01/20 (c)	503,480
	Centerra Metropolitan District No. 1 (TA)
500,000	5.00%, 12/01/22 (c)	513,325
500,000	5.00%, 12/01/22 (c)	518,320
500,000	5.00%, 12/01/22 (c)	541,985
1,035,000	City of Lakewood, Colorado Plaza Metropolitan District No. 1 (TA) 5.00%, 12/01/22 (c)	1,072,177
	Colorado Educational and Cultural Facilities Authority, Loveland Classical Schools Project (RB)
1,000,000	5.00%, 07/01/26 (c)	1,009,530
500,000	5.00%, 07/01/26 (c)	509,955
	Colorado Health Facilities Authority, Catholic Health Initiatives, Series A (RB)
335,000	4.50%, 03/05/18 (c)	335,452
250,000	4.75%, 03/05/18 (c)	250,038
960,000	5.00%, 07/01/19 (c)	982,608
240,000	5.00%, 02/01/21 (c)	250,716
150,000	5.00%, 02/01/21 (c)	161,484
245,000	5.25%, 07/01/19 (c)	254,680
350,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc., Series A (RB) 5.00%, 12/01/22 (c)	383,887
695,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc., Series B (RB) 4.00%, 12/01/22 (c)	726,011
	Colorado Health Facilities Authority, Evangelical Lutheran Good Samaritan Society Project (RB)
2,000,000	5.00%, 06/01/27 (c)	2,213,460
250,000	5.00%, 06/01/27 (c)	278,988
375,000	5.00%, 06/01/27 (c)	421,654
	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB)
950,000	5.20%, 03/05/18 (c)	950,589
1,700,000	5.30%, 03/05/18 (c)	1,700,051
1,000,000	Colorado Health Facilities Authority, Ralston Creek at Arvada Project, Series A (RB) 5.75%, 11/01/25 (c)	1,011,800
	Colorado Health Facilities Authority, Senior Residences Project (RB)
1,000,000	6.75%, 06/01/22 (c) (d) *	701,040
1,500,000	7.00%, 06/01/22 (c) (d) *	1,048,995
1,150,000	Colorado Health Facilities Authority, Sunny Vista Living Center Project (RB) 6.13%, 12/01/25 (c)	1,211,571
2,245,000	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project (RB) 5.00%, 06/01/22 (c)	2,394,001
	Colorado High Performance Transportation Enterprise (RB)
250,000	5.00%, 12/31/24 (c)	271,565
250,000	5.00%, 12/31/24 (c)	272,045
1,035,000	Colorado Public Authority, Natural Gas Purchase (RB) 6.13%, 11/15/23	1,237,135
	Copperleaf Metropolitan District No. 2 (GO)
500,000	5.25%, 12/01/20 (c)	527,135
500,000	5.75%, 12/01/20 (c)	525,945
3,800,000	Denver City and County, United Airlines, Inc. Project (RB) 5.00%, 10/01/23 (c)	4,122,886
	Denver Convention Center Hotel Authority (RB)
250,000	5.00%, 12/01/26 (c)	280,280
1,000,000	5.00%, 12/01/26 (c)	1,142,430
	Dominion Water and Sanitation District (RB)
1,500,000	5.75%, 12/01/21 (c)	1,576,290
500,000	6.00%, 12/01/21 (c)	523,950
	Eaton Area Park and Recreation District (GO)
250,000	5.25%, 12/01/22 (c)	264,828
310,000	5.50%, 12/01/22 (c)	331,486
250,000	5.50%, 12/01/22 (c)	270,760
1,000,000	Fountain Urban Renewal Authority, Tax Increment Revenue Refunding and Improvement Bonds, Series A (TA) 4.50%, 11/01/25 (c)	1,004,820
	Lambertson Farms Metropolitan District No. 1 (GO)
500,000	5.75%, 12/15/23 (c)	503,920
500,000	6.00%, 12/15/23 (c)	503,885
	Park Creek Metropolitan District, Series A (RB)
1,500,000	5.00%, 12/01/25 (c)	1,674,630
650,000	5.00%, 12/01/25 (c)	732,842
345,000	Public Authority for Colorado Energy (RB) 6.25%, 11/15/28	434,924
1,000,000	Southglenn Metropolitan District (GO) 5.00%, 12/01/21 (c)	1,017,860
500,000	Southlands Metropolitan District No. 1, Series A-1 (GO) 5.00%, 12/01/27 (c)	533,575
	Sterling Ranch Community Authority Board, Colorado Limited Tax, Series A (RB)
500,000	5.00%, 12/01/22 (c)	505,435
500,000	5.00%, 12/01/22 (c)	508,060
		40,236,328
Connecticut: 0.5%
630,000	Bridgeport Housing Authority, Energy Performance Equipment (RB) 5.60%, 02/12/18 (c)	615,384
	City of Hartford, Series A (GO)
435,000	5.00%, 04/01/20	434,913
475,000	5.00%, 04/01/23 (c)	473,442
	City of Hartford, Series A (GO)
370,000	4.00%, 04/01/23 (c)	352,525
100,000	5.00%, 04/01/23	99,955
345,000	City of Hartford, Series B (GO) 4.00%, 04/01/23 (c)	329,551
120,000	Connecticut State Health & Educational Facilities Authority, Series F (RB) 4.00%, 07/01/26 (c)	122,318
	Connecticut State Health & Educational Facilities Authority, Series J (RB)
735,000	4.25%, 07/01/22 (c)	765,392
300,000	5.00%, 07/01/22 (c)	323,025
385,000	5.00%, 07/01/22 (c)	411,584
	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA)
616,000	7.00%, 04/01/20 (c)	667,947
1,500,000	7.88%, 04/01/20 (c)	1,697,295
1,040,000	Hartford Stadium Authority, Series A (RB) 4.00%, 02/01/25 (c)	719,784
	Mohegan Tribe of Indians of Connecticut, Series C (RB)
700,000	4.75%, 02/01/20	704,452
250,000	5.75%, 02/01/24	266,808
1,000,000	6.25%, 02/01/26 (c)	1,062,610
195,000	State of Connecticut, Health and Educational Facilities Authority, Series I (RB) 4.50%, 07/01/20 (c)	204,296
	State of Connecticut, Health and Educational Facilities Authority, Series J (RB)
655,000	4.50%, 07/01/22 (c)	683,303
100,000	5.00%, 07/01/22 (c)	107,289
	Town of Hamden, Connecticut, Series A (RB)
435,000	7.63%, 01/01/20 (c)	456,298
2,000,000	7.75%, 01/01/20 (c)	2,085,720
		12,583,891
Delaware: 0.0%
275,000	Delaware Economic Development Authority, Indian River Power, LLC Project (RB) 5.38%, 10/01/20 (c)	286,498
	Delaware State Economic Development Authority, Series A (RB)
500,000	5.00%, 06/01/26 (c)	503,355
250,000	5.00%, 06/01/26 (c)	253,898
		1,043,751
District of Columbia: 1.6%
	District of Columbia Tobacco Settlement Financing Corp. (RB)
36,000,000	0.00%, 02/16/18 (c) ^	3,583,800
56,785,000	0.00%, 03/05/18 (c) ^	8,356,481
69,000	6.50%, 05/15/33	78,216
	District of Columbia, Ingleside at Rock Creek Project, Series A (RB)
665,000	4.13%, 07/01/24 (c)	672,894
1,000,000	5.00%, 07/01/24 (c)	1,028,700
270,000	5.00%, 07/01/24 (c)	281,100
250,000	5.00%, 07/01/24 (c)	263,423
4,010,000	District of Columbia, National Center for Law Enforcement Issue, Series A (RB) 7.75%, 07/01/21 (c)	4,121,558
1,000,000	District of Columbia, National Center for Law Enforcement Issue, Series B (RB) 6.38%, 03/05/18 (c)	1,000,040
	District of Columbia, Provident Group - Howard Properties, LLC Issue (RB)
1,115,000	5.00%, 10/01/22 (c)	1,144,280
395,000	5.00%, 10/01/22 (c)	402,039
750,000	5.00%, 10/01/22 (c)	751,800
985,000	6.25%, 04/01/21 (c)	1,055,634
1,525,000	6.50%, 04/01/21 (c)	1,638,551
1,450,000	6.50%, 04/01/21 (c)	1,560,200
1,110,000	District of Columbia, The Howard University Issue, Series A (RB) 6.25%, 04/01/21 (c)	1,216,305
	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series A (RB)
705,000	0.00%, 10/01/37 ^	302,473
1,880,000	5.00%, 04/01/22 (c)	2,019,214
	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B (RB)
245,000	0.00%, 10/01/28 (c) (e)	306,412
15,520,000	0.00%, 10/01/37 ^	6,920,058
		36,703,178
Florida: 3.7%
1,490,000	Alachua County, Florida Health Facilities Authority, Oak Hammock at the University of Florida Project, Series A (RB) 8.00%, 10/01/22 (c)	1,737,459
	Alachua County, Florida Health Facilities Authority, Terraces at Bonita Springs Project, Series A (RB)
1,530,000	8.00%, 11/15/21 (c)	1,742,899
1,000,000	8.13%, 11/15/21 (c)	1,132,980
	Alachua County, Florida Industrial Development, Florida Retirement Village, Inc. Project, Series A (RB)
350,000	5.63%, 03/05/18 (c)	350,921
1,660,000	5.88%, 03/05/18 (c)	1,663,071
1,640,000	5.88%, 03/05/18 (c)	1,643,083
55,000	Brevard County, Florida Tuff Florida Tech Project (RB) 6.75%, 11/01/19 (c)	57,165
1,335,000	Cape Coral Health Facilities Authority, Gulf Care, Inc. Project (RB) 6.00%, 07/01/25 (c)	1,444,256
500,000	Capital Trust Agency Educational Facilities (RB) 5.25%, 06/15/27 (c)	477,905
500,000	Capital Trust Agency Tallahassee Tapestry Senior Housing Project, Series A (RB) 7.13%, 12/01/25 (c)	525,445
1,000,000	Capital Trust Agency Tuscan Gardens of Palm Cost Project, Series A (RB) 7.00%, 04/01/24 (c)	948,890
2,220,000	Capital Trust Agency Tuscan Senior Living Community Project, Series A (RB) 7.00%, 04/01/22 (c)	2,170,228
	City of Tallahassee, Florida Health Facilities Authority, Memorial Healthcare, Inc. Project (RB)
1,310,000	4.00%, 06/01/25 (c)	1,316,563
300,000	5.00%, 06/01/25 (c)	323,229
2,500,000	5.00%, 06/01/25 (c)	2,700,200
	City of Tallahassee, Florida Health Facilities Authority, Memorial Healthcare, Inc. Project, Series A (RB)
475,000	4.00%, 12/01/25 (c)	474,801
5,040,000	5.00%, 12/01/25 (c)	5,403,737
	Collier County Industrial Development Authority, Arlington of Naples Project, Series A (RB)
1,150,000	7.00%, 05/15/24	1,260,308
600,000	8.13%, 05/15/24 (c)	667,194
	Florida Development Finance Corp., Florida Charter Foundation, Inc., Series A (RB)
1,000,000	4.75%, 07/15/26 (c)	961,910
500,000	6.00%, 06/15/27 (c)	503,160
1,000,000	6.13%, 06/15/27 (c)	1,005,930
	Florida Development Finance Corp., Miami Arts Charter School Project, Series A (RB)
360,000	5.63%, 06/15/24 (c)	354,193
450,000	5.88%, 06/15/24 (c)	435,951
695,000	6.00%, 06/15/24 (c)	658,061
	Florida Development Finance Corp., Renaissance Charter School, Inc. Projects, Series A (RB)
1,000,000	5.75%, 06/15/24 (c)	1,065,920
500,000	6.00%, 06/15/25 (c)	529,225
585,000	6.13%, 06/15/25 (c)	611,185
2,850,000	7.63%, 06/15/21 (c)	3,148,794
4,350,000	Florida Development Finance Corp., Tuscan Isle ChampionsGate Project, Series A (RB) 6.38%, 06/01/23 (c)	4,296,147
	Florida Development Finance Corp., Tuscan Isle Senior Living Community Project, Series A (RB)
2,400,000	7.00%, 06/01/22 (c)	1,900,104
1,000,000	7.00%, 06/01/22 (c)	793,090
	Halifax Hospital Medical Center (RB)
550,000	3.75%, 06/01/26 (c)	530,057
125,000	4.00%, 06/01/25 (c)	126,581
500,000	Lake County, Village Veranda at Lady Lake Project, Series A-1 (RB) 7.13%, 01/01/27 (c)	484,760
75,000	Lakes by the Bay South Community Development District (SA) 5.00%, 11/01/22 (c)	77,680
	Lee County Industrial Development Authority, Industrial Development, Community Charter Schools, LLC Projects, Series A (RB)
2,130,000	5.25%, 03/05/18 (c)	2,131,896
3,500,000	5.38%, 03/05/18 (c)	3,500,315
1,475,000	5.75%, 06/15/22 (c)	1,480,531
300,000	Leon County Educational Facilities Authority, Heritage Grove Project (RB) (ACA) 5.13%, 03/05/18 (c)	291,861
	Martin County Health Facilities Authority, Martin Memorial Medical Center (RB)
530,000	4.00%, 11/15/24 (c)	535,629
390,000	4.25%, 11/15/24 (c)	395,261
100,000	5.13%, 11/15/21 (c)	107,029
800,000	5.50%, 11/15/21 (c)	883,712
1,250,000	5.50%, 11/15/21 (c)	1,367,087
	Miami Beach Health Facilities Authority, Mount Sinai Medical Center (RB)
1,950,000	4.25%, 11/15/19 (c)	1,954,894
925,000	5.00%, 11/15/24 (c)	986,808
1,910,000	5.00%, 11/15/24 (c)	2,043,490
250,000	Miami World Center Community Development District (SA) 5.25%, 11/01/27 (c)	265,088
	Miami-Dade County Industrial Development Authority, NCCD-Biscayne Properties LLC Project, Series A (RB)
1,735,000	5.00%, 06/01/25 (c)	1,716,470
525,000	5.00%, 06/01/25 (c)	543,953
	Miami-Dade County, Florida Seaport Department, Series A (RB)
240,000	5.00%, 10/01/23 (c)	264,953
65,000	5.38%, 10/01/23 (c)	73,744
175,000	6.00%, 10/01/23 (c)	204,834
2,460,000	Miami-Dade County, Florida Seaport Department, Series B (RB)
	6.00%, 10/01/23 (c)	2,876,576
1,135,000	Miami-Dade County, Industrial Development Authority, Series A (RB)
	5.00%, 06/01/25 (c)	1,110,643
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
500,000	5.00%, 10/01/25 (c)	554,265
500,000	5.00%, 10/01/25 (c)	559,635
1,000,000	Mid-Bay Bridge Authority, Second Senior Lien, Series C (RB) 5.00%, 10/01/25 (c)	1,095,800
735,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA) 4.25%, 05/01/23 (c)	760,115
	Midtown Miami Community Development District, Parking Garage Project, Series A (SA)
2,230,000	4.25%, 05/01/23 (c)	2,306,244
1,480,000	5.00%, 05/01/23 (c)	1,560,083
	Northern Palm Beach County Improvement District (RB)
200,000	5.00%, 08/01/27 (c)	210,344
200,000	5.00%, 08/01/27 (c)	211,942
1,250,000	Orange County, Florida Industrial Development Authority, VitAG Florida LLC Project (RB) 8.00%, 07/01/24 (c)	724,475
	Orlando, Florida Aviation Authority, JetBlue Airways Corp. Project (RB)
1,740,000	5.00%, 05/15/23 (c)	1,824,599
1,500,000	5.00%, 05/15/23 (c)	1,594,995
1,500,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series A (RB) 7.50%, 06/01/22 (c)	1,753,620
200,000	Palm Cost park Community Development District (SA) 5.70%, 03/05/18 (c)	199,056
400,000	Sumter County, Florida Village Community Development District No. 8 (SA) 6.13%, 05/01/20 (c)	433,304
855,000	Sumter County, Florida Village Community Development District No. 9 (SA) 5.50%, 05/01/22 (c)	928,222
400,000	Town of Davie, Series A (RB) 6.00%, 04/01/23 (c)	453,920
	Village Community Development District No. 12 (SA)
250,000	3.25%, 05/01/26	253,275
2,495,000	3.63%, 05/01/26 (c)	2,481,727
2,500,000	3.88%, 05/01/26 (c)	2,412,825
		86,576,302
Georgia: 0.9%
15,000	Albany-Dougherty Inner City Authority, Series A (RB) (XLCA) 4.50%, 03/05/18 (c)	15,006
	Atlanta Development Authority, Senior Health Care Facilities, Series A-1 (RB)
1,000,000	6.50%, 01/01/28 (c)	1,007,910
2,000,000	6.75%, 01/01/28 (c)	2,043,280
2,500,000	7.00%, 01/01/28 (c)	2,571,725
	Cobb County Development Authority, Provident Village at Creekside Project, Series A (RB)
250,000	6.00%, 07/01/23 (c)	221,343
500,000	6.00%, 07/01/23 (c)	464,245
	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB)
1,000,000	5.25%, 09/01/20	1,057,010
200,000	6.00%, 09/01/20 (c)	216,704
2,100,000	6.13%, 09/01/20 (c)	2,263,359
	Greene County Development Authority, Glen-I, LLC Project, Series A (RB)
500,000	6.13%, 01/01/25	474,265
625,000	7.25%, 01/01/25 (c)	591,694
	Macon-Bibb County Urban Development Authority, Academy for Classical Education, Inc., Series A (RB)
250,000	5.75%, 06/15/27 (c)	259,703
500,000	5.88%, 06/15/27 (c)	518,735
1,000,000	6.00%, 06/15/27 (c)	1,026,800
	Main Street Natural Gas, Inc. Gas Project, Series A-1 (RB)
320,000	5.50%, 09/15/23	370,573
10,000	5.50%, 09/15/27	12,047
200,000	Main Street Natural Gas, Inc. Gas Project, Series B (RB) 5.00%, 03/15/21	217,484
	Marietta Development Authority, Life University, Inc. Project, Series A (RB)
500,000	5.00%, 11/01/27 (c)	526,780
750,000	5.00%, 11/01/27 (c)	802,500
	Private Colleges and Universities Authority, Savannah College of Art and Design Projects (RB)
1,200,000	4.13%, 04/01/24 (c)	1,233,168
5,405,000	5.00%, 04/01/24 (c)	5,881,991
		21,776,322
Guam: 0.6%
	A. B. Won Pat International Airport Authority, Series C (RB)
1,000,000	5.00%, 10/01/21	1,055,330
200,000	6.25%, 10/01/23 (c)	226,706
	Government of Guam, Series A (RB)
620,000	5.00%, 12/01/26 (c)	671,993
50,000	6.00%, 11/15/19	52,190
1,100,000	Guam Economic Development and Commerce Authority (RB) 5.63%, 02/16/18 (c)	1,087,163
1,100,000	Guam Government Department of Education, John F. Kennedy Project, Series A (CP) 6.88%, 12/01/20 (c)	1,145,661
1,250,000	Guam Government Limited Obligation, Series A (RB) 5.63%, 12/01/19 (c)	1,341,550
	Guam Government Waterworks Authority, Water and Wastewater System (RB)
1,375,000	5.00%, 07/01/26 (c)	1,485,055
500,000	5.25%, 07/01/23 (c)	539,885
355,000	5.50%, 07/01/20 (c)	387,383
3,530,000	5.50%, 07/01/23 (c)	3,903,792
355,000	5.63%, 07/01/20 (c)	388,430
	Guam Power Authority, Series A (RB)
345,000	5.00%, 10/01/22 (c)	363,730
250,000	5.50%, 10/01/20 (c)	274,773
		12,923,641
Hawaii: 0.4%
1,380,000	Kuakini Health System, Series A (RB) 6.38%, 03/05/18 (c)	1,379,903
1,545,000	Kuakini, Hawaii Health System, Special Purpose Revenue, Series A (RB) 6.30%, 03/05/18 (c)	1,549,620
	State of Hawaii Department of Budget and Finance, Series A (RB)
500,000	5.00%, 01/01/25 (c)	487,450
1,400,000	6.25%, 07/01/23 (c)	1,476,720
2,085,000	6.63%, 07/01/23 (c)	2,213,394
2,000,000	6.88%, 07/01/23 (c)	2,116,520
		9,223,607
Idaho: 0.4%

	Idaho Health Facilities Authority, Madison Memorial Hospital Project (RB)
450,000	3.50%, 09/01/26 (c)	397,197
1,135,000	5.00%, 09/01/26 (c)	1,213,315
	Idaho Health Facilities Authority, Terraces of Boise Project, Series A (RB)
100,000	7.00%, 10/01/24	111,748
900,000	7.38%, 10/01/24 (c)	1,007,361
2,000,000	8.00%, 10/01/24 (c)	2,286,380
1,000,000	8.13%, 10/01/24 (c)	1,147,090
2,175,000	Nez Perce County, Potlatch Corp. Project (RB) 2.75%, 10/01/24	2,147,508
		8,310,599
Illinois: 12.6%
	Chicago Board of Education, Series A (GO)
3,135,000	5.00%, 12/01/21 (c)	3,161,961
10,880,000	5.00%, 12/01/22 (c)	10,981,402
350,000	5.25%, 12/01/21 (c)	356,409
75,000	5.50%, 12/01/19	78,312
6,505,000	5.50%, 12/01/21 (c)	6,694,230
110,000	5.50%, 12/01/25	122,340
13,920,000	7.00%, 12/01/25 (c)	16,344,725
5,200,000	7.00%, 12/01/25 (c)	6,155,032
250,000	7.00%, 12/01/27 (c)	301,845
	Chicago Board of Education, Series B (GO)
1,165,000	5.00%, 12/01/22 (c)	1,178,863
1,105,000	5.00%, 12/01/22 (c)	1,118,625
	Chicago Board of Education, Series C (GO)
1,720,000	5.00%, 12/01/18 (c)	1,726,553
1,005,000	5.00%, 12/01/18 (c)	1,008,497
1,060,000	5.00%, 12/01/18 (c)	1,072,073
600,000	5.00%, 12/01/18 (c)	607,278
250,000	5.00%, 12/01/27 (c)	258,220
250,000	5.00%, 12/01/27 (c)	261,853
2,000,000	5.00%, 12/01/27	2,119,400
745,000	5.25%, 12/01/18 (c)	752,122
135,000	5.25%, 12/01/18 (c)	136,145
730,000	5.25%, 12/01/18 (c)	735,292
4,355,000	5.25%, 12/01/24 (c)	4,550,191
2,730,000	5.25%, 12/01/24 (c)	2,832,839
315,000	6.00%, 12/01/24 (c)	345,602
1,770,000	Chicago Board of Education, Series E (GO) 5.13%, 12/01/24 (c)	1,840,658
	Chicago Board of Education, Series F (GO)
1,185,000	5.00%, 12/01/20 (c)	1,202,396
1,265,000	5.00%, 12/01/20	1,320,508
2,500,000	Chicago Board of Education, Series H (GO) 5.00%, 12/01/27 (c)	2,576,225
400,000	Chicago O’Hare International Airport, Senior Lien (RB) 5.50%, 01/01/23 (c)	454,956
	Chicago School Reform Board of Trustees, Series A (GO)
150,000	0.00%, 12/01/23 ^	119,960
425,000	0.00%, 12/01/29 ^	248,153
	Chicago School Reform Board of Trustees, Series B-1 (GO)
245,000	0.00%, 12/01/21 ^	215,157
400,000	0.00%, 12/01/24 ^	303,560
1,250,000	0.00%, 12/01/25 ^	895,150
695,000	0.00%, 12/01/26 ^	469,973
200,000	0.00%, 12/01/28 ^	122,470
245,000	0.00%, 12/01/30 ^	136,181
345,000	Chicago Transit Authority, Federal Transit Administration Section 5307 (RB) 5.00%, 06/01/21	375,850
	Chicago, Illinois, Series A (GO)
480,000	5.00%, 01/01/20 (c)	496,718
95,000	5.25%, 02/23/18 (c)	95,286
2,050,000	5.25%, 01/01/21 (c)	2,110,639
1,320,000	5.50%, 01/01/25 (c)	1,428,583
150,000	5.75%, 01/01/27 (c)	169,514
	Chicago, Illinois, Series C (GO)
1,665,000	5.00%, 01/01/19 (c)	1,685,862
670,000	5.00%, 01/01/19 (c)	683,433
300,000	5.00%, 01/01/20	314,442
1,035,000	5.00%, 01/01/22	1,116,837
1,050,000	5.00%, 01/01/24	1,144,573
430,000	5.00%, 01/01/26 (c)	451,762
380,000	5.00%, 01/01/26	418,540
	Chicago, Illinois, Series D (GO)
220,000	5.00%, 01/01/19 (c)	222,757
520,000	5.50%, 01/01/25 (c)	562,775
100,000	City of Chicago (GO)
	0.00%, 01/01/29 ^	62,722
915,000	City of Chicago, Modern School Across Chicago Program, Series A (GO) 5.00%, 12/01/20 (c)	964,017
	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO)
235,000	5.00%, 01/01/25	257,682
910,000	5.25%, 01/01/25 (c)	986,085
945,000	5.25%, 01/01/25 (c)	1,028,793
7,990,000	5.50%, 01/01/25 (c)	8,612,341
250,000	5.50%, 01/01/25 (c)	272,290
115,000	5.50%, 01/01/25 (c)	125,907
1,000,000	City of Chicago, O’Hare International Airport, Senior Lien (RB) 5.75%, 01/01/23 (c)	1,147,880
	City of Chicago, Series A (GO)
700,000	4.63%, 01/01/21 (c)	698,908
110,000	5.00%, 03/05/18 (c)	110,433
50,000	5.00%, 01/01/20 (c)	52,187
670,000	5.00%, 01/01/20 (c)	691,949
150,000	5.00%, 01/01/20 (c)	155,763
500,000	5.00%, 12/01/20 (c)	530,695
1,190,000	5.00%, 01/01/21 (c)	1,213,193
370,000	5.00%, 01/01/21	394,006
905,000	5.00%, 01/01/22 (c)	935,797
840,000	5.00%, 01/01/22 (c)	866,746
1,515,000	5.00%, 01/01/22 (c)	1,702,284
395,000	5.00%, 01/01/23	429,329
610,000	5.00%, 01/01/24 (c)	638,225
885,000	5.00%, 01/01/24 (c)	923,586
935,000	5.00%, 01/01/24 (c)	973,774
320,000	5.25%, 03/05/18 (c)	320,451
270,000	5.25%, 03/05/18 (c)	270,502
230,000	5.25%, 03/05/18 (c)	230,442
1,120,000	5.25%, 01/01/24 (c)	1,196,082
600,000	5.25%, 01/01/24 (c)	637,506
975,000	5.25%, 01/01/24 (c)	1,059,981
150,000	5.25%, 01/01/24 (c)	161,996
280,000	5.25%, 01/01/24 (c)	301,930
880,000	5.38%, 01/01/25 (c)	960,194
580,000	5.50%, 01/01/25 (c)	624,457
445,000	5.50%, 01/01/25 (c)	480,217
500,000	5.63%, 01/01/27 (c)	563,595
1,000,000	5.63%, 01/01/27 (c)	1,140,920
5,250,000	6.00%, 01/01/27 (c)	6,009,412
870,000	City of Chicago, Series B (GO) 5.00%, 01/01/23	945,612
	City of Chicago, Series C (GO)
520,000	0.00%, 01/01/30 ^	294,486
560,000	5.00%, 01/01/19 (c)	566,916
405,000	5.00%, 01/01/19 (c)	412,642
1,175,000	5.00%, 01/01/19 (c)	1,189,828
1,800,000	5.00%, 01/01/22 (c)	1,925,784
110,000	5.00%, 01/01/22 (c)	116,190
110,000	5.00%, 01/01/22 (c)	116,272
1,760,000	5.00%, 01/01/25	1,929,875
	City of Chicago, Series D (GO)
305,000	5.00%, 01/01/19 (c)	308,767
660,000	5.50%, 01/01/25 (c)	709,771
1,020,000	5.50%, 01/01/25 (c)	1,099,448
2,635,000	5.50%, 01/01/25 (c)	2,843,534
	City of Chicago, Series E (GO)
910,000	5.50%, 01/01/25 (c)	977,495
915,000	5.50%, 01/01/25 (c)	986,269
1,000,000	City of Chicago, Waterworks Revenue, Second Lien (RB) (AMBAC) 5.75%, 11/01/30	1,152,160
	City of Harvey, Series A (GO)
465,000	5.50%, 03/05/18 (c) (d) *	315,484
3,600,000	5.63%, 03/05/18 (c) (d) *	2,369,484
125,000	Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	135,823
1,020,000	Cook County, Recovery Zone Facility, Navistar International Corp. Project (RB) 6.75%, 10/15/20 (c)	1,097,102
	Illinois Finance Authority, Admiral Lake Project (RB)
4,500,000	5.00%, 05/15/24 (c)	4,424,175
1,500,000	5.13%, 05/15/24 (c)	1,467,495
500,000	5.25%, 05/15/24 (c)	492,535
3,000,000	5.50%, 05/15/24 (c)	2,995,050
425,000	Illinois Finance Authority, Centegra Health System (RB) 4.00%, 09/01/22 (c)	416,700
	Illinois Finance Authority, Centegra Health System, Series A (RB)
445,000	4.63%, 09/01/24 (c)	457,567
400,000	5.00%, 09/01/24 (c)	425,548
250,000	5.00%, 09/01/24 (c)	261,680
5,000	Illinois Finance Authority, Central Baptist Village (RB) 5.38%, 03/05/18 (c)	5,004
	Illinois Finance Authority, Franciscan Communities, Inc., Series A (RB)
695,000	4.75%, 05/15/23 (c)	723,947
260,000	5.13%, 05/15/23 (c)	273,923
860,000	5.25%, 05/15/23 (c)	909,450
1,000,000	Illinois Finance Authority, Friendship Village of Schaumburg (RB) 5.00%, 02/15/27 (c)	981,920
	Illinois Finance Authority, Institute of Technology, Series A (RB)
890,000	5.00%, 03/05/18 (c)	868,773
2,610,000	5.00%, 03/05/18 (c)	2,614,150
500,000	Illinois Finance Authority, Intrinsic School Project, Series A (RB) 6.00%, 12/01/25 (c)	512,495
	Illinois Finance Authority, Lutheran Home and Obligated Group (RB)
500,000	5.50%, 05/15/22 (c)	536,365
400,000	5.75%, 05/15/22 (c)	422,292
1,555,000	Illinois Finance Authority, Navistar International Corp. Project (RB) 6.75%, 10/15/20 (c)	1,672,542
1,000,000	Illinois Finance Authority, Norwegian American Hospital Inc. (RB) 7.75%, 09/15/20 (c)	1,102,160
	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB)
285,000	6.20%, 05/15/20 (c)	283,809
200,000	6.44%, 05/15/20 (c)	198,918
400,000	Illinois Finance Authority, Park Place of Elmhurst Project, Series B (RB) 5.63%, 05/15/20	397,388
	Illinois Finance Authority, Presence Health Network, Series C (RB)
390,000	4.00%, 02/15/27 (c)	392,941
250,000	4.00%, 02/15/27 (c)	250,113
330,000	4.00%, 02/15/27 (c)	336,016
290,000	5.00%, 02/15/24	325,203
150,000	5.00%, 02/15/27 (c)	171,293
400,000	5.00%, 02/15/27 (c)	440,916
	Illinois Finance Authority, Roosevelt University Project (RB)
305,000	5.75%, 10/01/19 (c)	320,482
1,390,000	6.25%, 10/01/19 (c)	1,468,062
2,855,000	6.50%, 10/01/19 (c)	3,024,473
100,000	6.50%, 10/01/19 (c)	105,852
	Illinois Finance Authority, Silver Cross Hospital and Medical Center, Series C (RB)
230,000	5.00%, 08/15/25 (c)	248,561
525,000	5.00%, 08/15/25 (c)	560,621
	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB)
460,000	5.75%, 02/15/20 (c)	497,605
270,000	6.00%, 02/15/20 (c)	293,420
880,000	Illinois Finance Authority, Three Crowns Park (RB) 5.25%, 02/15/24 (c)	929,878
100,000	Illinois Finance Authority, Uno Chapter School Network, Inc. Project, Series B (RB) 7.13%, 10/01/21 (c)	104,930
6,745,000	Illinois Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) 4.25%, 06/15/22 (c)	6,555,061
	Illinois Sports Facilities Authority (RB) (AMBAC)
490,000	0.00%, 06/15/26 ^	348,880
1,000,000	5.00%, 06/15/24 (c)	1,102,340
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project (RB)
150,000	0.00%, 06/15/29 ^	94,032
200,000	0.00%, 06/15/30 ^	118,738
220,000	0.00%, 12/15/30 ^	127,244
125,000	0.00%, 06/15/31 ^	70,039
500,000	0.00%, 12/15/34 ^	230,250
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
100,000	0.00%, 06/15/34 ^	47,120
160,000	0.00%, 06/15/37 ^	64,571
7,375,000	5.00%, 06/15/22 (c)	7,721,846
3,125,000	5.00%, 12/15/25 (c)	3,340,594
250,000	5.00%, 12/15/27 (c)	269,998
400,000	5.50%, 06/15/20 (c)	417,004
125,000	5.50%, 06/15/20 (c)	136,105
1,400,000	5.50%, 12/15/25 (c)	1,543,486
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB)
1,080,000	0.00%, 06/15/28 ^	710,456
1,000,000	0.00%, 12/15/41 ^	314,380
285,000	0.00%, 12/15/50 ^	57,311
1,265,000	0.00%, 12/15/51 ^	240,261
1,250,000	5.00%, 12/15/20	1,337,412
1,315,000	5.00%, 06/15/22 (c)	1,439,964
110,000	5.00%, 06/15/22 (c)	118,522
635,000	5.00%, 06/15/22 (c)	662,527
3,805,000	5.00%, 06/15/22 (c)	4,067,659
335,000	5.00%, 12/15/22	368,802
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B-2 (RB)
5,530,000	5.00%, 06/15/20 (c)	5,676,213
245,000	5.20%, 06/15/20 (c)	252,468
2,870,000	5.25%, 06/15/20 (c)	2,962,644
435,000	Northeastern Illinois University, Capital Improvement Project (CP) 4.00%, 10/01/22 (c)	344,955
120,000	Southwestern Illinois Development Authority (RB) 5.35%, 03/05/18 (c)	89,462
430,000	Southwestern Illinois Development Authority, United States Steel Corp. Project (RB) 5.75%, 08/01/22 (c)	433,892
	State of Illinois (GO)
1,760,000	3.50%, 06/01/26 (c)	1,570,219
1,010,000	3.50%, 06/01/26 (c)	909,828
730,000	3.50%, 06/01/26 (c)	665,723
2,000,000	4.00%, 06/01/26 (c)	1,896,620
4,000,000	4.00%, 06/01/26 (c)	3,814,800
1,000,000	4.00%, 06/01/26 (c)	960,010
460,000	4.00%, 06/01/26 (c)	429,925
595,000	4.00%, 06/01/26 (c)	559,520
150,000	4.00%, 08/01/22 (c)	150,368
2,750,000	4.00%, 06/01/26 (c)	2,662,302
100,000	4.13%, 03/01/22 (c)	100,202
485,000	4.13%, 11/01/26 (c)	471,323
15,000	4.50%, 09/01/18 (c)	15,098
530,000	4.50%, 11/01/26 (c)	520,582
175,000	5.00%, 09/01/18 (c)	175,879
75,000	5.00%, 09/01/18 (c)	75,454
100,000	5.00%, 09/01/18 (c)	100,445
410,000	5.00%, 09/01/18 (c)	411,964
250,000	5.00%, 05/01/19	257,400
1,255,000	5.00%, 06/01/19	1,294,432
300,000	5.00%, 06/01/19	309,426
530,000	5.00%, 01/01/20 (c)	545,667
130,000	5.00%, 01/01/20 (c)	134,282
750,000	5.00%, 01/01/21	784,702
100,000	5.00%, 01/01/21	104,627
100,000	5.00%, 04/01/21	104,940
505,000	5.00%, 07/01/21	531,654
1,000,000	5.00%, 01/01/22 (c)	1,027,830
1,000,000	5.00%, 02/01/22	1,055,880
1,020,000	5.00%, 02/01/22	1,076,998
200,000	5.00%, 03/01/22 (c)	206,012
505,000	5.00%, 03/01/22	533,755
55,000	5.00%, 06/01/22	58,309
100,000	5.00%, 07/01/22	106,125
1,465,000	5.00%, 08/01/22	1,556,328
1,830,000	5.00%, 08/01/22 (c)	1,934,731
3,490,000	5.00%, 02/01/23	3,706,729
3,210,000	5.00%, 02/01/23	3,409,341
95,000	5.00%, 04/01/23 (c)	98,178
335,000	5.00%, 05/01/23	356,731
250,000	5.00%, 07/01/23	266,690
3,000,000	5.00%, 02/01/24 (c)	3,109,980
350,000	5.00%, 02/01/24 (c)	369,264
1,105,000	5.00%, 02/01/24	1,174,295
375,000	5.00%, 02/01/24 (c)	400,796
3,315,000	5.00%, 02/01/24	3,522,884
3,540,000	5.00%, 04/01/24 (c)	3,721,637
575,000	5.00%, 04/01/24 (c)	607,073
100,000	5.00%, 05/01/24 (c)	104,015
275,000	5.00%, 05/01/24 (c)	287,114
1,025,000	5.00%, 05/01/24 (c)	1,082,841
150,000	5.00%, 05/01/24 (c)	157,872
140,000	5.00%, 05/01/24	149,096
1,770,000	5.00%, 01/01/26 (c)	1,853,509
600,000	5.00%, 06/01/26 (c)	638,622
1,040,000	5.00%, 06/01/26 (c)	1,102,421
4,500,000	5.00%, 02/01/27 (c)	4,788,225
200,000	5.25%, 07/01/23 (c)	210,364
510,000	5.25%, 07/01/23 (c)	541,503
1,550,000	5.25%, 07/01/23 (c)	1,651,184
105,000	5.50%, 07/01/23 (c)	111,180
2,500,000	5.50%, 07/01/23 (c)	2,743,275
1,145,000	5.50%, 07/01/23 (c)	1,251,107
120,000	5.50%, 01/01/30	134,621
	State of Illinois, Series A
950,000	4.00%, 09/01/18 (c)	952,194
1,030,000	4.00%, 01/01/22 (c)	1,013,850
320,000	4.00%, 01/01/22 (c)	320,912
190,000	4.00%, 01/01/22 (c)	192,609
500,000	5.00%, 12/01/27	536,080
790,000	State of Illinois, Series B (GO) 5.25%, 01/01/21	831,988
	State of Illinois, Series D (GO)
980,000	3.25%, 11/01/26	906,970
4,000,000	5.00%, 11/01/23	4,281,760
2,500,000	5.00%, 11/01/27 (c)	2,670,850
	Village of Bridgeview, Series A (GO)
1,000,000	5.50%, 06/01/18 (c)	973,040
1,000,000	5.50%, 06/01/24 (c)	979,660
100,000	Village of Hillside, Mannhaein Redevelopment Project (TA) 7.00%, 03/05/18 (c)	102,095
200,000	Will and Cook County Community High School District No. 210, Series B (GO) 0.00%, 01/01/33 ^	87,384
	Will County Community High School District No. 210, Series B (GO)
160,000	0.00%, 01/01/27 ^	103,834
110,000	0.00%, 01/01/28 ^	67,547
90,000	0.00%, 01/01/29 ^	50,887
		293,222,001
Indiana: 1.2%
	Allen County, Storypoint Fort Wayne Project, Series A-1 (RB)
300,000	6.75%, 01/15/24 (c)	314,976
225,000	6.88%, 01/15/24 (c)	236,725
	Barrington of Carmel Project, Series A (RB)
1,500,000	7.13%, 11/15/22 (c)	1,621,455
2,055,000	7.13%, 11/15/22 (c)	2,216,893
1,330,000	City of Anderson Iniversity (RB) 6.00%, 10/01/22 (c)	1,396,088
1,000,000	City of Rockport, Steel Corp. Project, Series A (RB) 7.00%, 02/01/22 (c)	1,024,400
1,100,000	City of Valparaiso, Indiana Exempt Facilities Revenue, Pratt Paper, LLC Project (RB) 5.88%, 01/01/24	1,232,594
500,000	Indiana Finance Authority, Baptist Healthcare System (RB) 5.00%, 08/15/27 (c)	541,785
	Indiana Finance Authority, Earlham College Project (RB)
1,040,000	5.00%, 10/01/23 (c)	1,062,027
50,000	5.00%, 10/01/23 (c)	51,639
550,000	Indiana Finance Authority, I-69 Section 5 Project (RB) 6.00%, 12/01/19	572,951
	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB)
965,000	5.13%, 08/15/20 (c)	1,013,018
925,000	5.50%, 08/15/20 (c)	969,964
600,000	5.50%, 08/15/20 (c)	629,766
	Indiana Finance Authority, Ohio River Bridges East End Crossing Project, Series A (RB)
250,000	5.00%, 07/01/23 (c)	269,493
2,805,000	5.00%, 07/01/23 (c)	3,005,081
3,450,000	5.25%, 07/01/23 (c)	3,729,415
	Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB)
2,110,000	5.00%, 06/01/22 (c)	2,132,767
2,715,000	5.00%, 06/01/22 (c)	2,767,698
	Indiana Finance Authority, United States Steel Corp. Project (RB)
320,000	5.75%, 08/01/22 (c)	322,896
2,515,000	6.00%, 06/01/20 (c)	2,561,729
		27,673,360
Iowa: 2.0%
7,040,000	Iowa Finance Authority, Alcoa, Inc. Project (RB) 4.75%, 08/01/22 (c)	7,231,981
	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB)
6,205,000	5.00%, 12/01/19	6,417,459
6,975,000	5.25%, 12/01/23 (c)	7,383,107
2,950,000	5.50%, 12/01/18 (c)	3,002,097
2,775,000	5.88%, 06/01/19 (c)	2,963,755
	Iowa Higher Education Loan Authority, Wartburg College Project (RB)
2,800,000	5.00%, 10/01/25 (c)	2,844,352
1,550,000	5.00%, 10/01/25 (c)	1,589,571
180,000	Tobacco Settlement Authority, Series B (RB) 5.60%, 03/05/18 (c)	181,996
	Tobacco Settlement Authority, Series C (RB)
3,175,000	5.38%, 03/05/18 (c)	3,183,445
5,585,000	5.50%, 03/05/18 (c)	5,608,904
6,960,000	5.63%, 03/05/18 (c)	6,960,209
800,000	Tobacco Settlement Authority, Series D (RB) 0.00%, 03/05/18 (c) ^	131,720
		47,498,596
Kansas: 0.6%
1,130,000	Arkansas City Public Building Commission, South Central Regional Medical Center (RB) 6.25%, 09/01/19 (c)	1,163,629
400,000	City of Lenexa, Lakeview Village, Inc. Project (RB) 5.25%, 03/05/18 (c)	400,556
255,000	City of Wichita, Health Care Facilities, Series II-A (RB) 5.25%, 12/01/26 (c)	271,856
380,000	City of Wichita, Health Care Facilities, Series IV-A (RB) 5.63%, 05/15/24 (c)	390,788
	Overland Park, Kansas Development Corp. (RB) (AMBAC)
8,200,000	5.13%, 03/05/18 (c)	8,214,268
100,000	5.13%, 03/05/18 (c)	100,174
1,000,000	5.25%, 03/05/18 (c)	1,001,740
2,550,000	Overland Park, Kansas, Prairiefire At Lionsgate Project (RB) 6.00%, 12/15/22 (c)	2,181,856
	Wyandotte County, Kansas City Unified Government, Series A (RB)
475,000	5.00%, 09/01/25 (c)	479,156
500,000	6.00%, 09/01/25 (c)	503,900
		14,707,923
Kentucky: 0.8%
1,000,000	Christian County, Jennie Stuart Medical Center (RB) 5.50%, 02/01/26 (c)	1,082,580
	Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB)
25,000	4.13%, 11/15/20	25,783
250,000	5.00%, 05/15/26 (c)	265,478
250,000	5.00%, 05/15/26 (c)	261,720
400,000	5.38%, 11/15/22 (c)	425,328
250,000	5.50%, 11/15/22 (c)	263,168
1,585,000	Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project (RB) 5.00%, 07/01/25 (c)	1,718,045
7,365,000	Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project, Series A (RB) 4.25%, 07/01/25 (c)	7,578,143
	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series A (RB)
150,000	5.00%, 06/01/26	167,855
1,000,000	5.25%, 06/01/27 (c)	1,106,330
490,000	5.75%, 06/01/20 (c)	535,614
350,000	6.00%, 06/01/20 (c)	384,577
395,000	6.38%, 06/01/20 (c)	437,391
150,000	6.50%, 06/01/20 (c)	166,526
1,490,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series B (RB) 6.38%, 06/01/20 (c)	1,649,907
	Kentucky Economic Development Finance Authority, Rosedale Green Project (RB)
510,000	5.50%, 11/15/25 (c)	513,483
500,000	5.75%, 11/15/25 (c)	508,100
335,000	Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB) 5.75%, 07/01/23 (c)	372,567
	Louisville and Jefferson County Metro Government, Catholic Health Initiatives, Series A (RB)
150,000	5.00%, 06/01/22 (c)	166,272
220,000	5.00%, 06/01/22 (c)	240,260
1,220,000	Ohio County, Kentucky Pollution Control, Big Rivers Electric Corp. Project, Series A (RB) 6.00%, 07/15/20 (c)	1,241,606
		19,110,733
Louisiana: 0.3%
	Jefferson Parish Hospital Service District No. 2 (RB)
500,000	5.63%, 07/01/21 (c)	504,835
290,000	6.25%, 07/01/21 (c)	299,306
3,490,000	6.38%, 07/01/21 (c)	3,582,590
1,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB) 6.25%, 11/15/25 (c)	1,113,800
530,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A (RB) 6.50%, 08/01/20 (c)	588,358
500,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-1 (RB) 6.50%, 11/01/20 (c)	556,990
400,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-2 (RB) 6.50%, 11/01/20 (c)	445,592
	Louisiana Public Facilities Authority, Louisiana Pellets, Inc. Project (RB)
1,647,254	7.75%, 07/01/24 (c) (d) * §	16,473
1,389,436	8.38%, 07/01/24 (c) (d) * §	13,894
2,259,041	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23 (d) * §	22,590
350,000	Parish of St. Charles, Valero Project (RB) 4.00%, 06/01/22 (p)	373,044
		7,517,472
Maine: 0.7%
4,500,000	Maine Finance Authority, Solid Disposal Facility (RB) 5.38%, 12/15/26 (c)	4,701,375
	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue (RB)
825,000	5.00%, 07/01/23 (c)	860,285
200,000	6.95%, 07/01/21 (c)	220,320
	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue, Series A (RB)
300,000	4.00%, 07/01/26 (c)	268,401
490,000	4.00%, 07/01/26 (c)	428,848
495,000	5.00%, 07/01/23 (c)	509,865
645,000	5.00%, 07/01/26 (c)	676,108
1,000,000	5.00%, 07/01/26 (c)	1,051,830
	Maine Health and Higher Educational Facilities Authority, General Medical Center Issue (RB)
75,000	5.25%, 07/01/21	78,326
1,735,000	6.00%, 07/01/21 (c)	1,847,480
2,220,000	6.75%, 07/01/21 (c)	2,424,018
50,000	6.95%, 07/01/21 (c)	55,165
55,000	7.50%, 07/01/21 (c)	61,830
2,000,000	Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB) 6.88%, 03/05/18 (c)	1,999,860
		15,183,711
Maryland: 1.3%
1,000,000	Anne Arundel County Consolidated Special Taxing District, The Village at Two Rivers Project (ST) 5.25%, 07/01/24 (c)	1,011,390
915,000	City of Baltimore (RB) 5.00%, 09/01/27 (c)	1,027,545
	City of Baltimore, Convention Center Hotel Revenue (RB)
2,000,000	5.00%, 09/01/27 (c)	2,220,000
1,425,000	5.00%, 09/01/27 (c)	1,595,359
500,000	City of Baltimore, East Baltimore Research Park Project, Series A (RB) 5.00%, 09/01/27 (c)	536,980
250,000	City of Baltimore, Harbor Point Project (RB) 5.13%, 06/01/26 (c)	259,860
2,780,000	Frederick County Urbana Community Development Authority, Series B (ST) 5.50%, 07/01/20 (c)	2,937,265
2,000,000	Frederick County, Maryland Education Facilities Project, Series A (RB) 5.00%, 09/01/27 (c)	2,125,060
500,000	Howard County, Series A (TA) 4.50%, 02/15/26 (c)	507,745
3,785,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	3,977,997
	Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA)
100,000	3.75%, 01/01/27 (c)	101,975
470,000	4.38%, 01/01/27 (c)	482,737
530,000	4.50%, 01/01/27 (c)	542,497
370,000	Maryland Economic Development Corp., Transportation Facilities Project, Series A (RB) 5.00%, 06/01/28 (c)	417,064
	Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center Issue, Series A (RB)
400,000	4.00%, 07/01/26 (c)	400,556
250,000	5.00%, 07/01/26 (c)	272,553
	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB)
210,000	4.00%, 07/01/25 (c)	213,364
145,000	4.25%, 07/01/25 (c)	147,861
2,000,000	5.00%, 07/01/25 (c)	2,148,380
500,000	5.00%, 07/01/25 (c)	538,770
825,000	5.00%, 07/01/25 (c)	902,335
	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB)
1,150,000	5.00%, 07/01/19	1,200,140
430,000	5.00%, 07/01/20	460,560
40,000	5.00%, 07/01/22	44,614
1,325,000	5.00%, 07/01/24	1,513,402
500,000	5.25%, 07/01/24 (c)	572,715
	Mayor and Council of Rockville, Ingleside at King Farm Project, Series B (RB)
1,000,000	5.00%, 11/01/24 (c)	1,089,640
1,000,000	5.00%, 11/01/24 (c)	1,094,040
	Prince George’s County, Collington Episcopal Life Care Community, Inc. (RB)
1,000,000	5.25%, 04/01/27 (c)	1,059,600
1,000,000	5.25%, 04/01/27 (c)	1,070,480
	Prince George’s County, Suitland-Naylor Road Project (TA)
500,000	4.75%, 01/01/26 (c)	488,580
500,000	5.00%, 01/01/26 (c)	496,225
		31,457,289
Massachusetts: 1.6%
	Massachusetts Development Finance Agency, Boston Medical Center, Series E (RB)
1,000,000	4.00%, 07/01/26 (c)	1,007,080
500,000	5.00%, 07/01/26 (c)	557,710
	Massachusetts Development Finance Agency, Emerson College (RB)
885,000	5.00%, 01/01/25 (c)	975,580
680,000	5.00%, 01/01/25 (c)	747,395
500,000	5.00%, 01/01/25 (c)	554,430
50,000	Massachusetts Development Finance Agency, Emerson College, Series A (RB) 5.00%, 01/01/20 (c)	51,629
	Massachusetts Development Finance Agency, Emmanuel College, Series A (RB)
1,300,000	4.00%, 10/01/26 (c)	1,296,750
445,000	5.00%, 07/01/22 (c)	506,370
500,000	5.00%, 10/01/26 (c)	551,680
1,000,000	Massachusetts Development Finance Agency, Lawrence General Hospital (RB) 5.00%, 07/01/27 (c)	1,071,280
	Massachusetts Development Finance Agency, Lawrence General Hospital, Series A (RB)
350,000	5.25%, 07/01/24 (c)	381,756
435,000	5.50%, 07/01/24 (c)	476,730
750,000	Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB) 4.00%, 10/01/22 (c)	777,997
280,000	Massachusetts Development Finance Agency, Orchard Cove (RB) 5.25%, 03/05/18 (c)	280,328
	Massachusetts Development Finance Agency, Series 20 (RB)
1,000,000	4.00%, 10/01/22 (c)	996,660
3,000,000	4.13%, 10/01/22 (c)	2,924,970
2,250,000	5.00%, 10/01/22 (c)	2,421,270
1,000,000	5.00%, 10/01/22 (c)	1,084,460
2,175,000	Massachusetts Development Finance Agency, Series B (RB) 4.88%, 03/05/18 (c)	2,175,739
1,110,000	Massachusetts Development Finance Agency, Series C (RB) 5.25%, 03/05/18 (c)	1,110,821
	Massachusetts Development Finance Agency, Series D (RB)
285,000	4.00%, 07/01/25 (c)	286,448
1,345,000	5.00%, 07/01/25 (c)	1,473,864
	Massachusetts Development Finance Agency, Series I (RB)
1,000,000	4.00%, 07/01/26 (c)	1,010,650
1,020,000	5.00%, 07/01/26 (c)	1,175,591
510,000	5.00%, 07/01/26 (c)	560,255
	Massachusetts Development Finance Agency, Suffolk University (RB)
3,300,000	4.00%, 07/01/27 (c)	3,354,351
1,000,000	5.00%, 07/01/27 (c)	1,136,580
3,000,000	5.00%, 07/01/27 (c)	3,373,530
1,500,000	5.00%, 07/01/27 (c)	1,689,345
	Massachusetts Development Finance Agency, Umass Health Care, Series L (RB)
290,000	3.63%, 07/01/27 (c)	283,458
550,000	4.00%, 07/01/27 (c)	546,414
190,000	Massachusetts Development Finance Agency, Umass Memorial Health Care, Series I (RB) 5.00%, 07/01/26 (c)	216,703
1,500,000	Massachusetts State Development Finance Agency, Linden Ponds, Inc., Series A (RB) 4.68%, 11/15/21	1,509,465
		36,567,289
Michigan: 2.1%
2,200,000	Calhoun County Hospital Finance Authority, Oaklawn Hospital (RB) 5.00%, 02/15/27 (c)	2,322,694
990,000	City of Flint Hospital Building Authority, Hurley Medical Center (RB) 7.38%, 07/01/20 (c)	1,080,664
425,000	City of Flint Hospital Building Authority, Hurley Medical Center, Series B (RB) 4.75%, 07/01/23 (c)	423,946
220,000	Detroit Local Development Finance Authority, Series A (TA) 5.50%, 03/05/18 (c)	217,389
	Grand Rapids Economic Development Corp., Beacon Hill at EastGate Project, Series A (RB)
500,000	5.00%, 11/01/24 (c)	525,970
500,000	5.00%, 11/01/24 (c)	528,005
150,000	Great Lakes Water Authority, Water Supply System, Second Lien, Series B (RB) 5.00%, 07/01/26 (c)	166,157
	Michigan Finance Authority, Detroit Water and Sewerage Department, Series C (RB)
700,000	5.00%, 07/01/25 (c)	772,352
250,000	5.00%, 07/01/25 (c)	277,568
1,000,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Series D-2 (RB) 5.00%, 07/01/25 (c)	1,103,360
	Michigan Finance Authority, Lawrence Technological University Project (RB)
1,000,000	5.00%, 02/01/27 (c)	1,073,380
1,040,000	5.25%, 02/01/27 (c)	1,160,723
	Michigan Finance Authority, Presbyterian Villages of Michigan (RB)
250,000	5.25%, 11/15/25 (c)	261,683
3,000,000	5.50%, 11/15/25 (c)	3,134,850
	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB)
2,735,000	5.00%, 07/01/24 (c)	2,957,355
100,000	5.00%, 07/01/24 (c)	108,668
	Michigan Finance Authority, Series C (RB)
250,000	5.00%, 07/01/25 (c)	275,323
750,000	5.00%, 07/01/25 (c)	841,080
250,000	5.00%, 07/01/25 (c)	281,418
	Michigan Finance Authority, Thomas M Cooley Law School Project (RB)
650,000	5.00%, 07/01/24 (c)	711,028
6,900,000	6.75%, 07/01/24 (c)	6,949,335
1,000,000	Michigan Municipal Bond Authority, Series C (RB) (AMBAC) 4.75%, 03/05/18 (c)	1,000,280
555,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB) 7.50%, 03/05/18 (c)	546,592
1,500,000	Michigan Strategic Fund, Series A (TA) 4.13%, 07/01/18 (c) (p)	1,513,230
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
360,000	5.13%, 02/16/18 (c)	359,986
2,830,000	6.00%, 02/16/18 (c)	2,825,783
4,925,000	6.00%, 02/16/18 (c)	4,917,760
6,000,000	6.88%, 06/01/18 (c)	6,044,280
24,650,000	Michigan Tobacco Settlement Finance Authority, Series B (RB) 0.00%, 02/16/18 (c) ^	1,635,527
180,000,000	Michigan Tobacco Settlement Finance Authority, Series C (RB) 0.00%, 06/01/33 (c) ^	5,194,800
		49,211,186
Minnesota: 0.8%
	City of Anoka, Homestead at Anoka, Inc. Project (RB)
500,000	4.25%, 11/01/24 (c)	510,335
1,000,000	5.50%, 11/01/24 (c)	1,077,310
500,000	City of Blaine, Crest View Senior Communities Project (RB) 6.13%, 07/01/25 (c)	518,175
520,000	City of Blaine, Crest View Senior Communities Project (RB) 5.75%, 07/01/25 (c)	532,563
	City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB)
245,000	5.50%, 07/01/25 (c)	244,669
250,000	5.50%, 07/01/25 (c)	251,345
500,000	5.75%, 07/01/25 (c)	505,380
	City of Deephaven, Minnesota Charter School, Eagle Ridge Academy Project, Series A (RB)
500,000	5.25%, 07/01/25 (c)	529,865
1,000,000	5.50%, 07/01/25 (c)	1,066,950
750,000	City of Ham Lake, Minnesota Charter School, Davinci Academy Project, Series A (RB) 5.00%, 07/01/24 (c)	739,725
	City of Maple Grove (RB)
1,000,000	4.00%, 05/01/27 (c)	1,018,540
625,000	5.00%, 05/01/27 (c)	713,331
500,000	City of Minneapolis, Charter School, Hiawatha Academies Project, Series A (RB) 5.00%, 07/01/24 (c)	500,250
1,100,000	City of Victoria, Minnesota Holy Family Catholic High School Project (RB) 5.00%, 09/01/22 (c)	1,103,520
500,000	City of West St. Paul (RB) 5.00%, 11/01/25 (c)	514,190
	Housing and Redevelopment Authority of The City of St. Paul, Series A (RB)
325,000	5.75%, 09/01/26 (c)	335,790
500,000	6.00%, 09/01/26 (c)	522,105
750,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22	799,522
2,500,000	Saint Paul, Minnesota Housing and Redevelopment Authority, Episcopal Homes Project (RB) 5.00%, 05/01/23 (c)	2,545,975
250,000	Township of Baytown, St. Croix Preparatory Academy Project, Series A (RB) 4.00%, 08/01/26 (c)	237,130
	Wayzata, Minnesota Folkestone Senior Living Community, Series A (RB)
2,200,000	5.75%, 05/01/19 (c)	2,302,718
2,500,000	6.00%, 05/01/19 (c)	2,621,150
		19,190,538
Missouri: 0.8%
1,000,000	Citizens Memorial Hospital District of Polk County, Missouri Hospital (RB)
	5.00%, 08/01/19 (c)	1,002,710
735,000	City of Blue Springs, Adams Farm Project, Series A (TA) 4.00%, 06/01/24 (c)	739,057
	City of Liberty, Liberty Commons Project, Series A (TA)
500,000	5.75%, 06/01/25 (c)	491,880
500,000	6.00%, 06/01/25 (c)	495,245
	City of St. Ann, Northwest Plaza Development Project, Series A (TA)
1,500,000	4.63%, 11/01/27 (c)	1,475,220
1,000,000	5.38%, 11/01/27 (c)	982,190
735,000	Industrial Development Authority of the City of St. Louis, Series A (RB) 3.88%, 11/15/26 (c)	745,643
2,650,000	Kansas City Industrial Development Authority, KIngswood Project (RB) 6.00%, 11/15/25 (c)	2,642,103
	Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Series B (AGM) (TA)
800,000	5.00%, 02/01/28 (c)	815,664
500,000	5.00%, 02/01/28 (c)	513,865
	Kirkwood Industrial Development Authority, Missouri Retirement Community, Series A (RB)
1,000,000	5.25%, 05/15/27 (c)	1,054,020
500,000	5.25%, 05/15/27 (c)	533,255
1,250,000	Lee Summit Industrial Development Authority, John Knox Village, Series A (RB) 5.00%, 08/15/24 (c)	1,306,487
40,000	Nevada Regional Medical Center (RB) (ACA) 4.30%, 03/05/18 (c)	38,102
1,000,000	Rolla Industrial Development Authority, Westside Marketplace Redevelopment Project, Series A (TA) 5.38%, 05/01/25 (c)	1,009,170
	St. Louis, Industrial Development Authority, Ballpark Village Development project, Series A (RB)
250,000	4.38%, 11/15/26 (c)	256,315
500,000	4.75%, 11/15/26 (c)	515,170
1,500,000	St. Louis, Industrial Development Authority, Ranken-Jordan Project (RB) 5.00%, 11/15/25 (c)	1,500,840
	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB)
1,150,000	5.25%, 03/05/18 (c)	1,144,376
570,000	5.35%, 03/05/18 (c)	536,182
		17,797,494
Nevada: 0.2%
	City of North Las Vegas (GO)
500,000	5.00%, 06/01/21 (c)	484,790
500,000	5.00%, 06/01/21 (c)	493,645
1,000,000	City of Reno, Tax Increment Senior Lien Bonds, Series C (TA) 5.40%, 03/05/18 (c)	998,500
200,000	Clark County, Special Improvement District No. 159 (SA) 5.00%, 08/01/25 (c)	207,206
625,000	Henderson Local Improvement District No. T-18 (SA) 4.00%, 09/01/26 (c)	611,837
500,000	State of Nevada Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB) 5.88%, 12/15/27	539,205
	State of Nevada Department of Business and Industry, Somerset Academy, Series A (RB)
1,000,000	5.00%, 12/15/25 (c)	1,026,770
1,000,000	5.13%, 12/15/25 (c)	1,014,490
		5,376,443
New Hampshire: 0.4%
	New Hampshire Health and Education Facilities Authority Act (RB)
5,000,000	5.00%, 10/01/26 (c)	5,462,250
2,950,000	6.13%, 07/01/24 (c)	3,123,902
500,000	6.13%, 07/01/24 (c)	535,595
500,000	6.25%, 07/01/24 (c)	537,890
		9,659,637
New Jersey: 8.0%
3,070,000	Burlington County, New Jersey Bridge Commission, The Evergreens Project (RB) 5.63%, 03/05/18 (c)	2,866,183
	Camden County, New Jersey Improvement Authority, Series A (RB)
1,000,000	5.00%, 02/15/24 (c)	1,089,480
1,000,000	5.00%, 02/15/24 (c)	1,082,100
150,000	5.00%, 02/15/24 (c)	164,540
1,000,000	5.00%, 02/15/24 (c)	1,114,340
1,055,000	5.00%, 02/15/24 (c)	1,162,737
	Casino Reinvestment Development Authority (RB)
2,450,000	5.25%, 11/01/24 (c)	2,601,091
1,400,000	5.25%, 11/01/24 (c)	1,492,932
	City of Atlantic City, New Jersey Tax Appeal, Series 2012 (GO)
50,000	5.00%, 11/01/19	49,164
50,000	5.00%, 12/01/19	49,165
25,000	5.00%, 11/01/21	24,026
50,000	5.00%, 12/01/21	47,733
65,000	5.00%, 11/01/22	61,571
30,000	5.00%, 12/01/23 (c)	28,421
1,000,000	Essex County Improvement Authority, Covanta Project (RB) 5.25%, 07/01/20 (c)	1,005,120
2,370,000	Gloucester County Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	2,573,701
470,000	New Jersey Economic Development Authority, Bancroft Neurohealth Project, Series A (RB) 5.00%, 06/01/26 (c)	484,829
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
100,000	4.00%, 06/15/19	102,728
1,645,000	4.25%, 06/15/22 (c)	1,708,053
800,000	5.00%, 06/15/19	832,576
850,000	5.00%, 06/15/20	906,873
1,250,000	5.00%, 06/15/21	1,363,462
60,000	5.00%, 06/15/22 (c)	65,988
500,000	5.00%, 06/15/22 (c)	536,830
535,000	5.00%, 06/15/22 (c)	573,279
60,000	5.00%, 06/15/22	66,749
1,020,000	5.00%, 06/15/22 (c)	1,129,803
1,035,000	5.00%, 06/15/22 (c)	1,131,120
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
2,305,000	4.88%, 09/15/19	2,375,856
2,075,000	5.25%, 08/20/22 (c)	2,272,644
2,215,000	5.50%, 03/05/18 (c)	2,222,974
60,000	5.50%, 06/20/23 (c)	67,310
235,000	5.63%, 03/05/24 (c)	267,266
350,000	5.63%, 03/05/24 (c)	398,055
2,095,000	5.75%, 09/15/22 (c)	2,333,118
	New Jersey Economic Development Authority, Health Department and Taxation Division Office Project, Series A (RB)
500,000	5.00%, 12/15/27 (c)	534,105
500,000	5.00%, 12/15/27 (c)	536,200
55,000	New Jersey Economic Development Authority, Kapkowski Road Landfill Reclamation Improvement District Project (SA) 5.75%, 04/01/31	61,740
	New Jersey Economic Development Authority, Lions Gate Project (RB)
655,000	4.88%, 01/01/24 (c)	685,949
500,000	5.00%, 01/01/24 (c)	517,825
3,500,000	5.25%, 01/01/24 (c)	3,614,660
35,000	New Jersey Economic Development Authority, Montclair State University Student Housing Project, Series A (RB) 5.75%, 06/01/20 (c)	38,216
500,000	New Jersey Economic Development Authority, Motor Vehicle Surcharges Revenue, Series B (RB) (XLCA) 0.00%, 07/01/26 ^	370,025
520,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	534,362
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
120,000	4.00%, 11/01/25	124,118
4,000,000	5.00%, 11/01/22	4,392,200
	New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB)
480,000	5.00%, 12/15/26 (c)	513,672
150,000	5.00%, 12/15/26 (c)	162,032
965,000	New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB) 4.75%, 12/15/26 (c)	1,033,438
	New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB)
3,500,000	4.00%, 06/15/27 (c)	3,439,590
780,000	5.00%, 06/15/27 (c)	850,606
	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB)
745,000	5.00%, 03/01/21 (c)	797,135
585,000	5.25%, 03/01/21 (c)	625,400
	New Jersey Economic Development Authority, School Facilities Construction, Series II (RB)
145,000	5.00%, 03/01/22 (c)	155,078
210,000	5.00%, 03/01/22 (c)	227,018
	New Jersey Economic Development Authority, School Facilities Construction, Series KK (RB)
645,000	4.00%, 12/15/27 (c)	630,784
285,000	5.00%, 09/01/22 (c)	301,456
635,000	5.00%, 09/01/22 (c)	665,105
	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
650,000	5.00%, 03/01/21	694,089
3,010,000	5.00%, 03/01/22	3,259,980
545,000	5.00%, 03/01/23 (c)	593,854
610,000	5.00%, 03/01/23 (c)	647,564
1,225,000	5.00%, 03/01/23 (c)	1,325,817
355,000	5.00%, 03/01/23 (c)	381,803
	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB)
170,000	5.00%, 06/15/19	176,149
310,000	5.00%, 06/15/24 (c)	330,677
140,000	5.00%, 06/15/24 (c)	150,238
920,000	5.00%, 06/15/24 (c)	1,011,926
	New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB)
1,035,000	5.00%, 06/15/24 (c)	1,087,888
300,000	5.00%, 06/15/24 (c)	317,745
	New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB)
190,000	5.00%, 06/15/25 (c)	202,139
545,000	5.00%, 06/15/25 (c)	580,894
985,000	5.00%, 06/15/25 (c)	1,054,423
435,000	5.25%, 06/15/25 (c)	482,863
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
220,000	4.00%, 06/15/24	228,518
545,000	4.25%, 06/15/25 (c)	565,585
125,000	4.38%, 06/15/25 (c)	129,985
2,085,000	5.00%, 06/15/21	2,238,393
2,000,000	5.00%, 06/15/23	2,200,060
1,050,000	5.00%, 06/15/24	1,164,471
325,000	New Jersey Economic Development Authority, School Facilities Construction, Series Y (RB) 4.25%, 09/01/18 (c)	327,633
100,000	New Jersey Economic Development Authority, Seashore Gardens Project (RB) 5.30%, 03/05/18 (c)	100,002
	New Jersey Economic Development Authority, The Goethals Bridge Replacement Project (RB)
350,000	5.13%, 01/01/24 (c)	387,023
900,000	5.38%, 01/01/24 (c)	999,567
500,000	5.50%, 01/01/24 (c)	576,330
	New Jersey Economic Development Motor Vehicle, Series A (RB)
750,000	3.38%, 07/01/27 (c)	729,540
3,055,000	4.00%, 07/01/27 (c)	3,051,273
1,595,000	4.00%, 07/01/27 (c)	1,607,425
250,000	5.00%, 07/01/27 (c)	270,258
550,000	New Jersey Educational Facilities Authority, Higher Education Facilities (RB) 5.00%, 06/15/22	598,477
265,000	New Jersey Educational Facilities Authority, Higher Educational Capital Improvement, Series A (RB) 5.00%, 09/01/24 (c)	289,478
	New Jersey Educational Facilities Authority, Stockton University Issue, Series A (RB)
1,000,000	5.00%, 07/01/25	1,137,730
1,050,000	5.00%, 07/01/26 (c)	1,151,073
1,000,000	5.00%, 07/01/26 (c)	1,110,790
230,000	New Jersey Health Care Facilities Financing Authority, Health Asset Transformation Program, Series A (RB) 5.25%, 10/01/19 (c)	242,321
400,000	New Jersey Health Care Facilities Financing Authority, Princeton Healthcare System, Series A (RB) 5.00%, 07/01/26 (c)	442,468
	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Issue (RB)
850,000	3.00%, 07/01/26 (c)	748,977
785,000	3.13%, 07/01/26 (c)	694,034
845,000	4.00%, 07/01/26 (c)	811,893
1,250,000	5.00%, 07/01/26 (c)	1,348,712
	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB)
100,000	5.00%, 07/01/21	104,982
170,000	6.00%, 07/01/21 (c)	182,878
2,050,000	6.25%, 07/01/21 (c)	2,214,615
	New Jersey State Transportation Trust Fund Authority, Series A (RB)
735,000	0.00%, 12/15/28 ^	468,812
125,000	0.00%, 12/15/35 ^	56,535
	New Jersey State Transportation Trust Fund Authority, Series C (RB) (AMBAC)
275,000	0.00%, 12/15/26 ^	193,039
110,000	0.00%, 12/15/28 ^	70,162
	New Jersey Tobacco Settlement Financing Corp., Series A (RB)
32,680,000	5.00%, 02/16/18 (c)	32,344,703
800,000	5.00%, 02/16/18 (c)	805,816
	New Jersey Transportation Trust Fund Authority, Series A (RB)
125,000	0.00%, 12/15/25 ^	92,095
230,000	0.00%, 12/15/25 ^	169,455
370,000	0.00%, 12/15/26 ^	259,725
4,335,000	0.00%, 12/15/28 ^	2,765,036
255,000	0.00%, 12/15/29 ^	154,974
1,115,000	0.00%, 12/15/30 ^	644,894
1,055,000	0.00%, 12/15/31 ^	581,611
675,000	0.00%, 12/15/32 ^	354,929
700,000	0.00%, 12/15/33 ^	349,776
275,000	0.00%, 12/15/34 ^	130,669
515,000	0.00%, 12/15/34 ^	244,707
770,000	0.00%, 12/15/37 ^	313,744
485,000	0.00%, 12/15/38 ^	187,351
1,360,000	0.00%, 12/15/39 ^	500,874
150,000	0.00%, 12/15/40 ^	52,659
100,000	5.00%, 06/15/20	105,738
2,960,000	5.00%, 06/15/22 (c)	3,077,453
665,000	5.00%, 06/15/24	740,344
100,000	5.25%, 06/15/21 (c)	108,157
430,000	5.25%, 12/15/21	471,508
100,000	5.25%, 12/15/23	112,538
260,000	5.50%, 12/15/21	287,477
205,000	5.50%, 12/15/23	233,450
250,000	6.00%, 06/15/21 (c)	275,798
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
520,000	4.25%, 06/15/24 (c)	523,734
930,000	4.75%, 06/15/25 (c)	971,078
345,000	5.00%, 06/15/22	376,743
100,000	5.00%, 06/15/22 (c)	107,071
175,000	5.00%, 06/15/22 (c)	185,399
1,200,000	5.00%, 06/15/22 (c)	1,254,468
445,000	5.00%, 06/15/23 (c)	466,071
360,000	5.00%, 06/15/23 (c)	379,181
125,000	5.00%, 06/15/23 (c)	134,671
1,555,000	5.00%, 06/15/24 (c)	1,647,880
325,000	5.00%, 06/15/24 (c)	342,726
350,000	5.00%, 06/15/25 (c)	371,445
925,000	5.25%, 06/15/23 (c)	999,342
290,000	5.25%, 06/15/25 (c)	313,119
	New Jersey Transportation Trust Fund Authority, Series B
535,000	5.00%, 06/15/21 (c)	557,684
785,000	5.25%, 06/15/21 (c)	829,549
	New Jersey Transportation Trust Fund Authority, Series C (RB) (AMBAC)
10,375,000	0.00%, 12/15/35 ^	4,783,497
2,205,000	5.25%, 12/15/24 (c)	2,391,058
	New Jersey Transportation Trust Fund Authority, Series D (RB)
275,000	5.00%, 12/15/24	307,456
390,000	5.00%, 12/15/24 (c)	416,586
295,000	5.25%, 12/15/23	331,987
2,600,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	2,816,788
	South Jersey Port Corp., Marine Terminal, Series B (RB)
500,000	5.00%, 01/01/28 (c)	535,920
250,000	5.00%, 01/01/28 (c)	270,500
3,195,000	Tobacco Settlement Financing Corp., Senior Series 1A (RB) 4.50%, 02/16/18 (c)	3,251,040
15,575,000	Tobacco Settlement Financing Corp., Senior Series A-1 (RB) 4.75%, 02/16/18 (c)	15,365,205
6,800,000	Tobacco Settlement Financing Corp., Series A (RB) 4.63%, 02/16/18 (c)	6,845,832
		185,945,130
New Mexico: 0.1%
500,000	City of Farmington, New Mexico Pollution Control Revenue Refunding Bonds, Series B (RB) 1.88%, 10/01/21 (p)	490,150
695,000	Farmington, New Mexico Pollution Control, San Juan Project, Series F (RB) 6.25%, 06/01/20 (c)	756,591
1,000,000	Winrock Town Center Tax Increment Development District No. 1 (TA) 5.75%, 05/01/20 (c)	1,012,980
		2,259,721
New York: 9.3%

	Brooklyn Arena Local Development Corp. (RB)
90,000	0.00%, 07/15/32 ^	52,384
370,000	0.00%, 07/15/33 ^	205,561
4,025,000	5.00%, 01/15/27 (c)	4,525,026
125,000	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB) 5.00%, 07/15/26	146,288
750,000	Buffalo and Erie County Industrial Land Development Corp., Series A (RB) 5.00%, 08/01/27 (c)	789,982
250,000	Build NYC Resource Corp., Metropolitan College of New York Project (RB) 5.25%, 11/01/24 (c)	268,763
	Build NYC Resource Corp., New York Law School Project (RB)
4,095,000	4.00%, 01/01/26 (c)	4,105,852
925,000	5.00%, 01/01/26 (c)	1,019,489
	Build NYC Resource Corp., Pratt Paper, Inc. Project (RB)
25,000	3.75%, 01/01/20	25,479
1,050,000	4.50%, 01/01/25	1,169,857
2,800,000	5.00%, 11/01/24 (c)	2,856,000
600,000	5.00%, 01/01/25 (c)	658,302
2,100,000	5.25%, 11/01/24 (c)	2,209,347
3,120,000	5.50%, 11/01/24 (c)	3,262,646
1,100,000	Build NYC Resource Corp., South Bronx Charter School For International Cultures (RB) 5.00%, 04/15/23 (c)	1,132,384
3,170,000	Chautauqua County, New York Industrial Development, NRG Dunkirk Power Project (RB) 5.88%, 02/01/20 (c)	3,308,402
1,000,000	Chautauqua Tobacco Asset Securitization Corp. (RB) 5.00%, 06/01/24 (c)	1,016,750
	Dutchess County Industrial Development Agency, Series A-1 (RB)
15,000	4.50%, 03/05/18 (c)	14,051
400,000	5.00%, 03/05/18 (c)	347,656
940,000	Dutchess County Industrial Development Agency, Series A-2 (RB) 4.50%, 03/05/18 (c)	787,438
	Erie Tobacco Asset Securitization Corp., Series A (RB)
1,245,000	5.00%, 03/05/18 (c)	1,207,027
335,000	5.00%, 03/05/18 (c)	335,050
10,000,000	Erie Tobacco Asset Securitization Corp., Series D (RB) 0.00%, 03/05/18 (c) ^	499,700
	Nassau County Local Economic Assistance Corp., Winthrop University Hospital Project (RB)
30,000	4.25%, 07/01/22 (c)	30,409
450,000	5.00%, 07/01/22 (c)	481,172
400,000	5.00%, 07/01/22 (c)	430,944
175,000	5.00%, 07/01/22 (c)	190,726
3,285,000	Nassau County Tobacco Settlement Corp., Series A-2 (RB) 5.25%, 02/16/18 (c)	3,285,657
	Nassau County Tobacco Settlement Corp., Series A-3 (RB)
4,750,000	5.00%, 03/05/18 (c)	4,749,952
12,925,000	5.13%, 02/16/18 (c)	13,081,392
	New Rochelle Industrial Development Agency (RB)
2,075,000	5.25%, 07/01/18 (c)	1,621,094
180,000	5.50%, 07/01/18 (c)	155,986
2,000,000	New York City Housing Development Corp., 8 Spruce Street, Class E (RB) 3.50%, 05/15/24 (c)	2,036,420
35,000	New York City Industrial Development Agency, Brooklyn Navy Yard Cogeneration Partners, L.P. Project (RB) 5.75%, 03/05/18 (c)	34,681
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
1,970,000	4.75%, 03/05/18 (c)	1,971,399
110,000	5.00%, 03/05/18 (c)	111,174
850,000	5.00%, 03/05/18 (c)	857,794
100,000	5.00%, 03/05/18 (c)	100,294
1,075,000	5.00%, 03/05/18 (c)	1,078,085
120,000	5.00%, 03/05/18 (c)	121,304
2,000,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series A (RB) 5.00%, 07/01/22 (c)	2,162,440
	New York City Industrial Development Agency, Yankee Stadium Project (RB) (FGIC)
1,500,000	4.50%, 03/05/18 (c)	1,501,425
800,000	5.00%, 03/05/18 (c)	804,904
5,000	New York Counties Tobacco Trust II (RB) 5.63%, 03/05/18 (c)	5,020
	New York Counties Tobacco Trust IV (RB)
34,500,000	0.00%, 02/16/18 (c) ^	2,224,560
380,000	5.00%, 02/16/18 (c)	369,550
745,000	5.00%, 02/16/18 (c)	715,990
7,400,000	New York Counties Tobacco Trust V (RB) 0.00%, 02/16/18 (c) ^	2,207,124
5,500,000	New York Counties Tobacco Trust VI (RB) 5.00%, 06/01/26 (c)	5,747,280
	New York Liberty Development Corp. (RB)
255,000	5.00%, 03/15/22 (c)	272,881
25,500,000	5.00%, 11/15/24 (c)	27,440,295
3,500,000	5.15%, 11/15/24 (c)	3,843,735
3,700,000	5.38%, 11/15/24 (c)	4,066,374
1,100,000	7.25%, 11/15/24 (c)	1,326,512
375,000	New York State Dormitory Authority, CUNY Student Housing Project (RB) (AMBAC) 5.50%, 07/01/35	471,458
	New York State Dormitory Authority, Orange Regional Medical Center (RB)
300,000	5.00%, 06/01/27 (c)	327,552
300,000	5.00%, 06/01/27 (c)	335,544
200,000	New York State Dormitory Authority, Pace Universtity, Series A (RB) 4.25%, 05/01/23 (c)	204,810
25,000	New York State Dormitory Authority, St. Joseph’s College (RB) 5.25%, 07/01/20 (c)	25,805
50,000	New York State Dormitory Authority, Yeshiva (RB) 5.00%, 11/01/21 (c)	51,127
2,250,000	New York State Environmental Facilities Corp., Solid Waste Disposal, Casella Waste Systems, Inc. Project (RB) 3.75%, 12/02/19 (p)	2,246,827
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
275,000	5.00%, 08/01/19	286,528
225,000	5.00%, 08/01/20	240,001
6,190,000	5.00%, 08/01/21	6,748,524
3,075,000	5.00%, 08/01/21 (c)	3,308,454
7,400,000	5.00%, 08/01/21 (c)	7,875,228
	New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Series A (RB)
1,340,000	4.00%, 07/01/24 (c)	1,361,199
2,410,000	4.00%, 07/01/24 (c)	2,456,392
835,000	4.00%, 07/01/24 (c)	864,609
730,000	4.00%, 07/01/24 (c)	758,879
500,000	4.00%, 07/01/24 (c)	521,835
420,000	5.00%, 07/01/24 (c)	469,447
2,255,000	5.00%, 07/01/24 (c)	2,469,450
5,720,000	5.00%, 07/01/24 (c)	6,239,834
230,000	5.00%, 07/01/24 (c)	253,968
6,955,000	5.25%, 07/01/24 (c)	7,652,795
	New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB)
500,000	5.00%, 01/01/20	529,765
15,000	5.00%, 01/01/21	16,250
1,000,000	5.00%, 01/01/22	1,101,270
250,000	5.00%, 01/01/23	278,238
	Niagara Area Development Corp., Solid Water Disposal Facility, Series A (RB)
1,000,000	4.00%, 03/05/18 (c)	1,000,630
1,175,000	5.25%, 03/05/18 (c)	1,175,869
530,000	Orange County Industrial Development Agency, The Glen Arden, Inc. Project (RB) 5.70%, 03/05/18 (c)	398,088
365,000	Oyster Bay, New York Public Improvement (GO) 3.50%, 03/05/18 (c)	352,762
	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB)
375,000	5.00%, 12/01/20	395,828
110,000	6.00%, 12/01/20 (c)	121,597
	Suffolk Tobacco Asset Securitization Corp. (RB)
4,150,000	6.00%, 06/01/18 (c)	4,188,678
6,150,000	6.63%, 06/01/22 (c)	6,549,073
60,000	Suffolk Tobacco Asset Securitization Corp., Series B (RB) 5.38%, 06/01/18 (c)	60,150
	Syracuse Industrial Development Agency (RB)
200,000	5.00%, 01/01/26 (c)	218,408
1,950,000	5.00%, 01/01/26 (c)	2,122,477
300,000	5.00%, 01/01/26 (c)	331,080
550,000	5.00%, 01/01/26 (c)	601,408
1,505,000	Tompkins County Development Corp., Tompkins Cortland Community College Foundation, Inc. (RB) 5.00%, 07/01/23 (c)	1,566,404
	Town of Oyster Bay, New York Public Improvement (GO)
270,000	3.00%, 03/05/18 (c)	265,631
145,000	3.00%, 03/05/18 (c)	141,388
15,000	3.00%, 03/05/18 (c)	14,922
120,000	3.00%, 03/05/18 (c)	118,784
770,000	3.25%, 03/05/18 (c)	754,300
85,000	3.50%, 03/05/18 (c)	83,343
105,000	4.00%, 03/05/18 (c)	103,727
5,000,000	Tsasc, Inc., New York City Tobacco Settlement, Series B (RB) 5.00%, 06/01/27 (c)	4,975,250
3,050,000	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB) 5.00%, 06/01/27 (c)	3,406,209
13,180,000	TSASC, Inc., Tobacco Settlement Bonds, Series B (RB) 5.00%, 06/01/27 (c)	13,079,041
	Ulster County Capital Resource Corp. (RB)
2,000,000	5.00%, 09/15/24 (c)	1,960,700
1,000,000	5.25%, 09/15/24 (c)	980,970
1,000,000	5.25%, 09/15/24 (c)	996,960
1,000,000	5.25%, 09/15/24 (c)	1,002,180
1,250,000	Ulster County Capital Resource Corp., Woodland Pond of New Paltz (RB) 4.00%, 09/15/24 (c)	1,218,662
515,000	Westchester County Healthcare Corp., Senior Lien, Series B (RB) 5.00%, 11/01/19	542,022
4,000,000	Westchester County Industrial Development Agency (RB) 7.00%, 06/01/24 (c)	4,055,000
	Westchester County Local Development Corp. (RB)
320,000	3.75%, 11/01/25 (c)	308,710
565,000	5.00%, 05/01/24 (c)	620,805
1,000,000	5.00%, 11/01/25 (c)	1,069,410
1,790,000	5.50%, 05/01/24 (c)	2,000,934
		216,847,196
North Carolina: 0.3%
	North Carolina Department of Transportation, I-77 Hot Lanes Project (RB)
250,000	5.00%, 06/30/25 (c)	274,458
1,000,000	5.00%, 06/30/25 (c)	1,088,290
	North Carolina Medical Care Commission, Lutheran Services for the Aging, Series A (RB)
245,000	4.75%, 03/01/22 (c)	257,020
1,330,000	5.00%, 03/01/22 (c)	1,399,519
820,000	5.00%, 03/01/22 (c)	866,371
	North Carolina Medical Care Commission, Pennybyrn at Maryfield (RB)
250,000	5.00%, 10/01/24 (c)	269,855
150,000	5.00%, 10/01/25	168,216
	North Carolina Medical Care Commission, Retirement Facilities (RB)
500,000	4.70%, 07/01/25 (c)	522,900
250,000	5.00%, 10/01/24 (c)	274,348
1,395,000	6.00%, 01/01/20 (c)	1,469,033
165,000	North Carolina Medical Care Commission, Retirement Facilities, Series A (RB) 5.00%, 10/01/24 (c)	174,618
1,000,000	North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien (RB) 5.00%, 01/01/27 (c)	1,167,310
		7,931,938
North Dakota: 0.2%
	City of Grand Forks, North Dakota, Altru Health System Obligated Group (RB)
25,000	4.00%, 12/01/21 (c)	25,480
640,000	5.00%, 12/01/21 (c)	679,296
615,000	City of Williston, Eagle Crest Apartments LLC Project (RB) 6.25%, 09/01/23 (d) *	246,000
1,285,000	7.75%, 09/01/23 (c) (d) *	514,000
	County of Ward, North Dakota Health Care Facilities, Series C (RB)
1,000,000	5.00%, 06/01/28 (c)	1,073,380
1,000,000	5.00%, 06/01/28 (c)	1,082,120
		3,620,276
Ohio: 7.7%
	Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group (RB)
500,000	5.25%, 11/15/26 (c)	558,840
1,500,000	5.25%, 11/15/26 (c)	1,669,395
	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
15,830,000	5.13%, 02/16/18 (c)	15,269,301
8,120,000	5.38%, 02/16/18 (c)	7,842,783
12,935,000	5.75%, 02/16/18 (c)	12,417,600
32,690,000	5.88%, 02/16/18 (c)	31,757,354
16,810,000	5.88%, 02/16/18 (c)	16,347,893
7,385,000	6.00%, 02/16/18 (c)	7,218,985
14,290,000	6.50%, 02/16/18 (c)	14,289,000
7,105,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-3 (RB) 6.25%, 06/01/22 (c)	7,072,672
101,900,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series B (RB) 0.00%, 02/16/18 (c) ^	7,043,328
70,825,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series C (RB) 0.00%, 02/16/18 (c) ^	1,958,311
	Butler County Port Authority, Senior Series A-1 (RB)
250,000	6.25%, 01/15/24 (c)	263,470
400,000	6.38%, 01/15/24 (c)	421,004
890,000	6.50%, 01/15/24 (c)	938,719
	City of Cleveland, Ohio Airport System Revenue, Series A (RB)
445,000	5.00%, 01/01/22 (c)	486,745
250,000	5.00%, 01/01/22 (c)	275,023
1,250,000	5.00%, 01/01/22 (c)	1,359,950
40,000	5.25%, 01/01/19	41,241
700,000	5.25%, 01/01/20	742,497
	Cuyahoga County, The Metrohealth System (RB)
405,000	4.00%, 02/15/27 (c)	404,636
2,000,000	4.75%, 02/15/27 (c)	2,059,220
1,540,000	5.00%, 02/15/27 (c)	1,622,344
1,400,000	5.00%, 02/15/27 (c)	1,510,866
570,000	5.25%, 02/15/27 (c)	617,281
880,000	5.50%, 02/15/27 (c)	972,233
320,000	5.50%, 02/15/27 (c)	352,019
750,000	Dayton-Montgomery County Port Authority, Storypoint Troy Project, Series 1 (RB) 7.00%, 01/15/25 (c)	786,892
2,000,000	Franklin County, First Community Village Obligated Group (RB) 5.63%, 07/01/20 (c)	2,018,900
7,650,000	Gallia County, Holzer Health System Obligated Group (RB) 8.00%, 07/01/22 (c)	8,842,941
	Hamilton County, Life Enriching Communities Project (RB)
385,000	5.00%, 01/01/26 (c)	415,219
280,000	5.00%, 01/01/26 (c)	300,790
300,000	5.00%, 01/01/26 (c)	330,426
250,000	5.00%, 01/01/26 (c)	271,755
1,750,000	Lake County Port & Economic Development Authority (RB) 6.75%, 12/01/27 (c)	1,839,582
	Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Obligated Group Project (RB)
1,770,000	5.00%, 02/15/23 (c)	1,860,712
2,610,000	5.00%, 02/15/23 (c)	2,738,882
	Muskingum County, Ohio, Genesis HealthCare System Obligated Group Project (RB)
1,000,000	5.00%, 02/15/19	1,023,540
1,760,000	5.00%, 02/15/23 (c)	1,868,381
2,270,000	Ohio Air Quality Development Authority, AK Steel Corp. Project (RB) 6.75%, 02/01/22 (c)	2,354,943
1,555,000	Ohio Air Quality Development Authority, FirstEnergy Generation Project, Series A (RB) 5.70%, 08/01/20	614,225
255,000	Ohio Air Quality Development Authority, FirstEnergy Generation Project, Series D (RB) 4.25%, 09/15/21 (p)	240,985
655,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series E (RB) 5.63%, 10/01/19	676,517
	Ohio Air Quality Development Authority, Pratt Paper LLC Project (RB)
500,000	4.25%, 01/15/28 (c)	507,295
1,000,000	4.50%, 01/15/28 (c)	1,031,580
1,100,000	Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.38%, 03/05/18 (c)	1,103,817
2,050,000	Ohio State Solid Waste Disposal, USG Corp. Project (RB) 5.60%, 03/05/18 (c)	2,053,669
2,220,000	Ohio Water Development Authority, Firstenergy Nuclear Generation Project, Series B (RB) 4.00%, 06/03/19 (p)	876,900
560,000	Ohio Water Development Authority, Firstenergy Nuclear Generation Project, Series C (RB) 3.95%, 05/01/20 (p)	221,200
3,065,000	Ohio Water Development Authority, Pollution Control, Series A (RB) 3.00%, 05/15/19	1,210,675
2,300,000	Ohio Water Development Authority, Pollution Control, Series B (RB) 4.00%, 07/01/21 (p)	908,500
15,000	Ohio Water Development Authority, Pollution Control, Series C (RB) 4.00%, 06/03/19 (p)	5,925
795,000	Ohio Water Development Authority, United States Steel Corp. Project (RB) 6.60%, 11/01/21 (c)	824,979
	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB)
250,000	5.00%, 12/01/24 (c)	259,795
245,000	5.00%, 12/01/24 (c)	257,556
70,000	5.50%, 12/01/24 (c)	75,523
2,950,000	5.75%, 12/01/22 (c)	3,209,659
2,490,000	6.00%, 12/01/22 (c)	2,712,282
	State of Ohio, Portsmouth Bypass Project (RB)
800,000	5.00%, 06/30/25 (c)	889,296
1,525,000	5.00%, 06/30/25 (c)	1,676,280
		179,522,331
Oklahoma: 0.9%
210,000	Comanche County Hospital Authority, Series A (RB) 5.00%, 07/01/22 (c)	216,697
1,741,427	Kingfisher Hospital Authority (RB) 6.50%, 03/05/18 (c)	1,742,611
	Norman Regional Hospital Authority (RB)
150,000	4.00%, 09/01/26 (c)	153,612
1,030,000	5.00%, 09/01/26 (c)	1,173,098
	Oklahoma County Finance Authority, Epworth Villa Project, Series A (RB)
250,000	5.00%, 04/01/23	247,965
225,000	5.13%, 04/01/22 (c)	209,795
	Oklahoma Development Finance Authority, Great Plains Regional Medical Center Project (RB)
1,000,000	5.00%, 03/05/18 (c)	874,990
1,000,000	5.13%, 03/05/18 (c)	793,000
	Oklahoma Development Finance Authority, Inverness Village Community (RB)
275,000	5.25%, 01/01/19 (c)	214,706
1,930,000	5.75%, 01/01/22 (c)	1,506,944
1,000,000	6.00%, 01/01/22 (c)	781,080
	Oklahoma Development Finance Authority, Provident Oklahoma Education Resources, Inc. (RB)
500,000	5.00%, 08/01/27 (c)	541,240
1,055,000	5.00%, 08/01/27 (c)	1,135,096
2,000,000	5.25%, 08/01/27 (c)	2,199,240
	Payne County Economic Development Authority, Series A (RB)
360,000	6.00%, 11/01/26	268,042
500,000	6.63%, 11/01/26 (c)	370,520
3,000,000	6.88%, 11/01/26 (c)	2,220,030
2,800,000	7.00%, 11/01/26 (c)	2,071,636
1,150,000	Payne County Economic Development Authority, Series B (RB) 4.75%, 02/21/18 (c)	859,153
1,500,000	Payne County Economic Development Authority, Series B-1 (RB) 5.25%, 05/01/18 (c)	1,119,090
2,125,000	Tulsa Municipal Airport Trust (RB) 5.00%, 06/01/25 (c) (p)	2,309,365
		21,007,910
Oregon: 0.1%
	Clackamas County Hospital Facility Authority, Willamette View Project, Series A (RB)
500,000	5.00%, 11/15/25 (c)	531,385
560,000	5.00%, 11/15/25 (c)	597,464
165,000	Hospital Facilities Authority of Multnomah County, Series A (RB) 5.00%, 10/01/19	170,415
	Yamhill County Hospital Authority, Series A (RB)
1,000,000	5.00%, 11/15/24 (c)	1,070,350
500,000	5.00%, 11/15/24 (c)	533,270
300,000	5.00%, 11/15/24 (c)	323,922
		3,226,806
Pennsylvania: 4.0%
1,645,000	Allegheny County, Pennsylvania Hospital Development Authority, Series A (RB) 5.13%, 03/05/18 (c)	1,511,755
	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB)
445,000	5.75%, 08/01/22 (c)	449,027
730,000	6.75%, 11/01/19 (c)	752,404
1,100,000	6.75%, 12/01/21 (c)	1,151,821
600,000	6.88%, 11/01/19 (c)	614,298
1,000,000	Allentown Commercial and Industrial Development Authority, Series A (RB) 6.25%, 07/01/24 (c)	995,930
	Allentown Neighborhood Improvement Zone Development Authority (RB)
2,000,000	5.00%, 05/01/27 (c)	2,137,260
250,000	5.00%, 05/01/27 (c)	275,243
	Allentown Neighborhood Improvement Zone Development Authority, Series A (RB)
1,915,000	5.00%, 05/01/22 (c)	2,008,835
150,000	5.00%, 05/01/22 (c)	158,376
3,980,000	5.00%, 05/01/22 (c)	4,144,852
	Beaver County, Industrial Development Authority, Firstenergy Nuclear Generation Project, Series A (RB)
500,000	3.50%, 06/01/20 (p)	197,500
510,000	4.00%, 07/01/21 (p)	201,450
5,485,000	Beaver County, Industrial Development Authority, Pollution Control, Series B (RB) 3.50%, 06/01/20 (p)	2,166,575
1,000,000	Blythe Township Solid Waste Authority (RB) 7.75%, 12/01/27 (c)	1,022,590
1,500,000	Chester County Health & Education Facilities Authority, Immaculata University Project (RB) 4.25%, 11/01/27 (c)	1,396,875
440,000	Chester County Health and Education Facilities Authority, Simpson Senior Services Project, Series A (RB) 5.25%, 12/01/25 (c)	456,548
	Crawford County Hospital Authority, Meadville Medical Center Project, Series A (RB)
1,440,000	6.00%, 06/01/26 (c)	1,491,365
440,000	6.00%, 06/01/26 (c)	458,084
500,000	Cumberland County Municipal Authority (RB) 4.00%, 01/01/25 (c)	508,760
400,000	Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group (RB) 5.25%, 01/01/22 (c)	414,852
	Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB)
4,000,000	5.00%, 10/15/27 (c)	3,837,800
500,000	5.00%, 10/15/27	504,735
3,000,000	5.13%, 10/15/27 (c)	2,851,740
1,575,000	Delaware County Authority, Eastern University (RB)
	5.25%, 10/01/22 (c)	1,537,137
	Delaware County Industrial Development Authority, Chester Community Charter School Project, Series A (RB)
2,930,000	5.13%, 06/01/26 (c)	2,932,754
625,000	5.25%, 08/15/20 (c)	564,162
800,000	6.13%, 08/15/20 (c)	716,200
	Delaware River Port Authority, Port District Project (RB)
100,000	5.00%, 01/01/21	108,036
100,000	5.00%, 01/01/22	110,088
840,000	5.00%, 01/01/23 (c)	921,035
1,080,000	5.00%, 01/01/23 (c)	1,189,393
200,000	Fulton County Industrial Development Authority (RB)
	5.00%, 07/01/26 (c)	202,734
	Hospitals & Higher Education Facilities Authority of Philadelphia (RB)
2,200,000	5.00%, 07/01/27 (c)	2,416,370
1,240,000	5.00%, 07/01/27 (c)	1,366,083
1,000,000	Lancaster County Hospital Authority, Brethren Village Project (RB) 5.13%, 07/01/27 (c)	1,095,710
1,100,000	Lehigh County General Purpose Authority, Bible Fellowship Church Homes, Inc. (RB) 5.25%, 07/01/22 (c)	1,116,808
	Montgomery County Industrial Development Authority, Pollution Control, Peco Energy Company Project (RB)
260,000	2.60%, 09/01/20 (p)	260,707
1,420,000	2.70%, 04/01/20 (p)	1,423,238
	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB)
150,000	5.00%, 01/01/25 (c)	153,246
850,000	5.25%, 01/01/25 (c)	862,257
820,000	5.38%, 01/01/25 (c)	832,964
	Moon Industrial Development Authority, Baptist Homes Society (RB)
140,000	5.00%, 07/01/20	144,521
250,000	5.63%, 07/01/25 (c)	269,678
590,000	6.00%, 07/01/25 (c)	626,899
25,000	Pennsylvania Economic Development Financing Authority, Colver Project, Series F (RB) (AMBAC) 4.63%, 03/05/18 (c)	25,221
	Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB)
665,000	4.13%, 06/30/26 (c)	683,314
75,000	5.00%, 06/30/19	78,200
90,000	5.00%, 12/31/19	95,061
170,000	5.00%, 12/31/20	183,862
45,000	5.00%, 12/31/22	50,725
125,000	5.00%, 12/31/23	143,114
550,000	5.00%, 12/31/24	637,934
535,000	5.00%, 12/31/25	624,629
935,000	5.00%, 06/30/26 (c)	1,089,705
4,250,000	5.00%, 06/30/26 (c)	4,730,547
160,000	5.00%, 06/30/26 (c)	184,013
500,000	5.00%, 06/30/26 (c)	555,375
2,565,000	5.00%, 06/30/26 (c)	2,872,928
410,000	5.00%, 06/30/26 (c)	466,625
370,000	5.00%, 06/30/26	432,430
2,950,000	Pennsylvania Economic Development Financing Authority, Series A (RB) 6.40%, 09/01/25 (c)	3,017,230
1,800,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, USG Corp. Project (RB) 6.00%, 03/05/18 (c)	1,803,942
1,000,000	Pennsylvania Economic Development Financing Authority, Talen Energy Supply Project, Series B (RB) 5.00%, 09/01/20 (p)	1,007,410
5,000,000	Pennsylvania Economic Development Financing Authority, Talen Energy Supply Project, Series C (RB) 5.00%, 09/01/20 (p)	5,037,050
	Pennsylvania Higher Educational Facilities Authority, Delaware Valley College of Science and Agriculture Project, Series LL (RB)
230,000	4.00%, 11/01/22 (c)	212,074
250,000	5.00%, 11/01/22 (c)	256,455
2,130,000	Philadelphia Authority for Industrial Development, Esperanza Academy Charter School Project (RB) 8.20%, 01/01/23 (c)	2,385,217
	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB)
350,000	5.88%, 06/15/22	371,868
1,000,000	7.25%, 06/15/24 (c)	1,147,180
	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A (RB)
440,000	6.38%, 06/01/25 (c)	455,422
440,000	6.50%, 06/01/25 (c)	457,336
440,000	6.63%, 06/01/25 (c)	459,250
2,000,000	Philadelphia Authority for Industrial Development, University Square Apartments Project (RB) 5.50%, 12/01/26 (c)	1,973,200
	Philadelphia Authority for Industrial Development, Wesley Enhanced Living Obligation Group, Series A (RB)
3,000,000	5.00%, 07/01/27 (c)	3,187,320
1,000,000	5.00%, 07/01/27 (c)	1,068,060
	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB)
1,275,000	5.63%, 07/01/22 (c)	1,401,289
1,745,000	5.63%, 07/01/22 (c)	1,909,135
750,000	Quakertown General Authority Health Facilities, USDA Loan Anticipation Notes, Series A (RB) 3.13%, 07/01/19 (c)	750,142
250,000	Scranton Redevelopment Authority, Series A (RB) 5.00%, 05/15/24 (c)	254,433
	Susquehanna Area Regional Airport Authority (RB)
650,000	5.00%, 01/01/23 (c)	710,833
1,500,000	5.00%, 01/01/23	1,668,690
1,145,000	Susquehanna Area Regional Airport Authority, Series B (RB) 4.00%, 01/01/23 (c)	1,155,660
		92,101,574
Puerto Rico: 0.7%
5,220,000	Children’s Trust Fund, Tobacco Settlement (RB) 5.63%, 03/05/18 (c)	4,789,350
	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
170,000	4.25%, 07/01/22 (c)	126,225
1,740,000	5.00%, 07/01/22 (c)	1,291,950
465,000	5.13%, 07/01/22 (c)	345,263
1,000,000	5.25%, 07/01/22 (c)	742,500
2,755,000	5.25%, 07/01/22 (c)	2,045,587
30,000	5.25%, 07/01/22 (c)	22,275
720,000	5.75%, 07/01/22 (c)	536,400
1,580,000	6.00%, 07/01/18 (c)	1,204,750
380,000	6.00%, 07/01/18 (c)	289,750
1,780,000	6.00%, 07/01/22 (c)	1,321,650
23,000,000	Puerto Rico Commonwealth Children’s Trust Tobacco Settlement Asset-Backed Bond, Series A (RB) 0.00%, 03/05/18 (c) ^	1,708,440
50,000	Puerto Rico Highways and Transportation Authority, Series N (RB) 0.00%, 07/01/20 ^	7,136
500,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control, Ana G. Mendez University System Project (RB) 5.00%, 03/05/18 (c)	478,750
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control, University of Sacred Heart Project (RB)
500,000	4.38%, 10/01/22 (c)	348,125
500,000	5.00%, 10/01/22 (c)	336,250
		15,594,401
Rhode Island: 0.5%
100,000	Rhode Island Health & Educational Building Corp., Care New England Issue, Series B (RB) 5.00%, 09/01/26	110,020
	Rhode Island Health and Educational Building Corp., Lifespan Obligated Group Issue (RB)
700,000	4.00%, 05/15/26 (c)	702,912
250,000	5.00%, 05/15/23	279,183
400,000	5.00%, 05/15/26 (c)	434,120
	Tobacco Settlement Financing Corp., Series A (RB)
32,100,000	0.00%, 02/16/18 (c) ^	3,264,570
400,000	5.00%, 06/01/20	428,224
115,000	5.00%, 06/01/23	130,923
1,000,000	5.00%, 06/01/25 (c)	1,075,440
	Tobacco Settlement Financing Corp., Series B (RB)
2,000,000	4.50%, 06/01/25 (c)	2,031,100
2,000,000	5.00%, 06/01/25 (c)	2,089,680
		10,546,172
South Carolina: 0.2%
500,000	South Carolina Jobs-Economic Development Authority, Hampton Medical Center Project (RB) 5.00%, 11/01/24 (c)	516,725
	South Carolina Jobs-Economic Development Authority, Palmetto Health (RB)
600,000	5.38%, 08/01/19 (c)	627,546
155,000	5.75%, 08/01/19 (c)	160,918
	South Carolina Jobs-Economic Development Authority, Palmetto Health, Series A (RB)
75,000	5.00%, 08/01/23 (c)	79,886
170,000	5.25%, 08/01/23 (c)	183,614
300,000	South Carolina Jobs-Economic Development Authority, The Lutheran Homes of South Carolina, Inc. (RB) 5.00%, 05/01/23 (c)	308,475
	South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB)
445,000	4.00%, 11/15/24 (c)	434,769
2,590,000	5.25%, 11/15/24 (c)	2,769,720
		5,081,653
South Dakota: 0.1%
	City of Sioux Falls, Dow Rummel Village Project (RB)
750,000	5.00%, 11/01/26 (c)	769,177
500,000	5.00%, 11/01/26 (c)	508,470
		1,277,647
Tennessee: 1.4%
	Blount County Health and Educational Facilities Board (RB)
1,000,000	5.00%, 01/01/25 (c)	1,041,560
625,000	5.00%, 01/01/25 (c)	657,087
3,400,000	Board of City of Franklin Health and Educational Facilities, Series A (RB) 7.50%, 06/01/27 (c)	3,598,084
	Bristol Industrial Development Board, Pinnacle Project, Series A (RB)
2,000,000	5.00%, 12/01/26 (c)	1,949,200
8,000,000	5.13%, 12/01/26 (c)	7,720,000
	Chattanooga-Hamilton County, Tennessee Hospital Authority, Series A (RB)
750,000	5.00%, 10/01/24 (c)	810,757
615,000	5.00%, 10/01/24 (c)	662,170
975,000	5.00%, 10/01/24 (c)	1,061,814
110,000	Claiborne County (GO) 4.13%, 04/01/20 (c)	112,269
700,000	Clarksville Natural Gas Acquisition Corp. (RB) 5.00%, 12/15/20	757,652
	Johnson City Health and Educational Facilities Board, Series A (RB)
100,000	5.38%, 07/01/20 (c)	106,498
180,000	5.63%, 07/01/20 (c)	190,273
	Knox County Health Educational and Housing Facility Board (RB)
205,000	4.00%, 09/01/26 (c)	205,291
260,000	4.00%, 09/01/26 (c)	258,206
4,540,000	5.00%, 04/01/27 (c)	5,054,654
	Memphis-Shelby County Industrial Development Board, Graceland Project, Series A (TA)
500,000	5.50%, 07/01/27 (c)	523,920
1,000,000	5.63%, 07/01/27 (c)	1,041,850
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Trezevant Manor Project, Series A (RB)
1,225,000	5.38%, 09/01/23 (c)	1,259,079
2,000,000	5.50%, 09/01/23 (c)	2,056,900
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Village at Germantown (RB)
2,000,000	5.25%, 12/01/22 (c)	2,073,140
450,000	5.38%, 12/01/22 (c)	467,883
70,000	Tennessee Energy Acquisition Corp. (RB) 5.63%, 09/01/26	81,110
		31,689,397
Texas: 5.9%
115,000	Austin Convention Enterprises, Inc., Series A (RB) 5.00%, 01/01/27 (c)	135,032
	Board of Managers, Joint Guadalupe County, City of Seguin Hospital Mortgage Revenue (RB)
2,925,000	5.00%, 12/01/25 (c)	2,997,101
610,000	5.00%, 12/01/25 (c)	627,068
700,000	5.25%, 12/01/25 (c)	750,022
50,000	Brazoria County, Texas Environmental Facilities (RB) 5.13%, 03/05/18 (c)	51,180
	Central Texas Regional Mobility Authority, Senior Lien (RB)
250,000	5.00%, 01/01/22	276,208
200,000	5.00%, 01/01/26 (c)	221,012
285,000	5.00%, 01/01/26 (c)	318,496
400,000	5.00%, 01/01/26 (c)	443,776
850,000	5.00%, 01/01/26 (c)	965,744
545,000	6.00%, 01/01/21 (c)	611,010
810,000	6.25%, 01/01/21 (c)	913,834
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
1,275,000	5.00%, 01/01/23 (c)	1,380,965
1,230,000	5.00%, 01/01/23 (c)	1,345,706
500,000	5.00%, 07/01/25 (c)	551,680
805,000	5.00%, 07/01/25 (c)	890,982
100,000	5.00%, 07/01/25 (c)	113,204
	Central Texas Regional Mobility Authority, Subordinated Lien (RB)
360,000	5.00%, 01/01/23 (c)	388,728
400,000	5.00%, 01/01/23 (c)	436,288
25,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	29,207
2,050,000	City of Houston, Continental Airlines, Inc., Terminal Improvement Projects (RB) 6.50%, 07/15/21 (c)	2,271,564
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
200,000	4.50%, 07/01/20	209,550
7,630,000	4.75%, 07/01/24	8,400,020
650,000	5.00%, 07/01/24 (c)	714,571
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-1 (RB)
2,000,000	5.00%, 07/15/25 (c)	2,184,300
600,000	5.00%, 07/15/25 (c)	664,806
1,000,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-2 (RB) 5.00%, 07/15/20	1,060,330
4,900,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB) 5.00%, 07/15/20	5,195,617
	Clifton Higher Education Finance Corp., Series A (RB)
730,000	5.13%, 08/15/25 (c)	770,639
610,000	5.50%, 08/15/25 (c)	648,076
850,000	Dallas County Flood Control District No. 1 (GO) 5.00%, 04/01/23 (c)	881,628
500,000	Decatur Hospital Authority Revenue, Series A (RB) 5.00%, 09/01/24 (c)	531,040
265,000	District of Brazoria County, Texas, Series B-2 (RB) 4.95%, 03/05/18 (c)	271,212
360,000	Grand Parkway Transportation Corp., Series A (RB) 5.50%, 10/01/23 (c)	407,747
	Gregg County Health Facilities Development Corp., Good Shepherd Health System, Series C (RB)
2,760,000	5.00%, 07/01/22 (c)	2,907,080
1,210,000	5.00%, 07/01/22 (c)	1,279,539
2,665,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	2,773,545
295,000	Harris County Industrial Development Corp. (RB) 5.00%, 12/01/19 (c)	311,479
880,000	Harris County, Texas Cultural Education Facilities, Brazos Presbyterian Homes, Inc. Project, Series A (RB) 5.13%, 01/01/23 (c)	905,142
210,000	Harris County-Houston Sports Authority, Series H (RB) 0.00%, 11/15/29 ^	134,908
595,000	Harrison County Health Facilities Development Corp. (RB) 5.25%, 07/01/20 (c)	622,650
750,000	Irving Hospital Authority, Baylor Scott & White Medical Center, Series A (RB) 5.00%, 06/30/26 (c)	814,815
675,000	La Vernia Higher Education Finance Corp., Meridian World School, Series A (RB) 5.50%, 08/15/24 (c)	689,148
	Love Field Airport Modernization Corp., Southwest Airline Co. (RB)
400,000	5.00%, 11/01/22 (c)	439,780
280,000	5.00%, 11/01/22	316,226
600,000	5.25%, 11/01/20 (c)	645,180
105,000	Matagorda County District No. 1 (RB) (AMBAC) 4.55%, 05/01/30	116,342
1,000,000	Mission Economic Development Corp., Senior Lien, Series B (RB) 5.75%, 10/01/18 (c)	1,043,830
2,000,000	New Hope Cultural Education Facilities Finance Corp. (RB) 5.00%, 01/01/24 (c)	2,113,300
230,000	New Hope Cultural Education Facilities Finance Corp., Carillon Lifecare Community Project (RB) 5.00%, 07/01/24 (c)	236,350
1,500,000	New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing College Station I LLC, Series A (RB) 5.00%, 04/01/24 (c)	1,626,195
500,000	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center (RB) 5.00%, 08/15/21 (c)	489,570
	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB)
1,375,000	4.00%, 08/15/21 (c)	1,357,372
1,000,000	5.13%, 08/15/21 (c)	1,002,060
	New Hope Cultural Education Facilities Finance Corp., MRC Crestview Project (RB)
1,460,000	5.00%, 11/15/24 (c)	1,512,399
100,000	5.00%, 11/15/24 (c)	106,123
	New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
115,000	5.00%, 07/01/24	96,536
440,000	5.00%, 07/01/25 (c)	367,554
100,000	5.00%, 07/01/25 (c)	83,641
500,000	5.00%, 07/01/25 (c)	418,580
	North East Texas Regional Mobility Authority (RB)
600,000	5.00%, 01/01/26 (c)	655,224
400,000	5.00%, 01/01/26 (c)	438,256
	Pottsboro Higher Education Finance Corp., Imagine International Academy of North Texas LLC, Series A (RB)
400,000	5.00%, 08/15/26 (c)	401,648
400,000	5.00%, 08/15/26 (c)	408,780
1,075,000	Sam Rayburn Municipal Power Agency, Power Supply System (RB) 5.00%, 10/01/21	1,175,598
600,000	San Antonio Convention Hotel Finance Corp. (RB) (AMBAC) 5.00%, 03/05/18 (c)	602,232
	San Antonio, Texas Convention Hotel Finance Corp. (RB) (AMBAC)
85,000	4.75%, 03/05/18 (c)	85,026
230,000	5.00%, 03/05/18 (c)	230,037
9,900,000	Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB) 8.00%, 07/01/22 (c) (d) *	2,148,300
	Tarrant County Cultural Education Facilities Finance Corp., Air Force Villages Obligated Group Project (RB)
1,000,000	5.00%, 05/15/24 (c)	1,042,630
125,000	5.00%, 05/15/24 (c)	131,038
	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc., Series A (RB)
100,000	5.25%, 11/15/25 (c)	100,690
1,000,000	5.50%, 11/15/25 (c)	1,018,920
1,500,000	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc., Series B-1 (RB) 4.50%, 03/05/18 (c)	1,487,040
	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living, Ventana Project, Series A (RB)
500,000	6.63%, 05/15/27 (c)	556,970
850,000	6.75%, 05/15/27 (c)	943,993
1,000,000	6.75%, 05/15/27 (c)	1,114,480
	Tarrant County Cultural Education Facilities Finance Corp., C.C. Young Memorial Home Project, Series A (RB)
595,000	6.38%, 02/15/27 (c)	635,157
500,000	6.38%, 02/15/27 (c)	530,080
	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB)
2,975,000	4.00%, 05/15/24 (c)	3,003,262
1,395,000	8.25%, 11/15/19 (c)	1,250,478
	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, Series A (RB)
240,000	8.00%, 03/05/18 (c)	228,108
150,000	8.25%, 11/15/19 (c)	134,877
1,150,000	Tarrant County Cultural Education Facilities Finance Corp., SQLC Senior Living Center at Corpus Christo, Inc., Series A (RB) 5.00%, 05/15/27 (c)	878,140
1,365,000	Tarrant County Cultural Education Facilities Finance Corp., Stayton at Museum Way Project, Series A (RB) 8.00%, 11/15/19 (c)	1,266,611
	Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien Series A (RB)
310,000	5.25%, 12/15/21	345,489
170,000	5.25%, 12/15/22	192,637
375,000	5.25%, 12/15/24	435,345
230,000	5.25%, 12/15/25	269,367
	Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply (RB)
5,000	5.00%, 12/15/18	5,144
1,940,000	5.00%, 12/15/21	2,144,185
1,665,000	5.00%, 12/15/22 (c)	1,831,400
2,070,000	5.00%, 12/15/22 (c)	2,282,837
1,565,000	5.00%, 12/15/22 (c)	1,716,930
175,000	5.00%, 12/15/22 (c)	191,405
760,000	5.00%, 12/15/22 (c)	832,329
1,000,000	5.00%, 12/15/22 (c)	1,105,700
1,680,000	5.00%, 12/15/22 (c)	1,891,092
2,260,000	5.00%, 12/15/22	2,535,087
1,895,000	5.00%, 12/15/22 (c)	2,127,516
1,570,000	5.00%, 12/15/22 (c)	1,742,763
1,810,000	5.00%, 12/15/22 (c)	2,018,838
650,000	Texas Municipal Gas Acquisition and Supply Corp., Gas Supply (RB) 5.00%, 12/15/19	686,452
415,000	Texas Municipal Gas Acquisition and Supply Corp., Senior Lien, Series D (RB) 6.25%, 12/15/26	493,174
	Texas Private Activity Bond Surface Transportation Corp., Blueridge Transportation Group LLC Project (RB)
460,000	5.00%, 12/31/25 (c)	506,653
230,000	5.00%, 12/31/25 (c)	254,164
	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group, LLC Project, Senior Lien (RB)
150,000	7.00%, 06/30/20 (c)	167,001
1,785,000	7.00%, 06/30/20 (c)	1,983,296
95,000	7.50%, 06/30/20 (c)	106,925
980,000	7.50%, 06/30/20 (c)	1,105,489
	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project (RB)
515,000	7.00%, 09/01/23 (c)	608,787
230,000	7.50%, 12/31/19 (c)	253,630
	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
7,100,000	5.00%, 08/15/24 (c)	7,879,225
1,500,000	5.00%, 08/15/24 (c)	1,658,085
600,000	5.00%, 08/15/24 (c)	672,246
850,000	5.00%, 08/15/24 (c)	947,537
	Town of Westlake, Solana Public Improvement District (SA)
1,000,000	6.13%, 09/01/25 (c)	1,007,460
1,000,000	6.25%, 09/01/25 (c)	1,009,540
1,000,000	6.38%, 09/01/25 (c)	1,010,990
	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A (RB)
885,000	7.00%, 01/01/21 (c)	1,011,794
1,115,000	7.13%, 01/01/21 (c)	1,278,671
	Tyler Health Facilities Development Corp. (RB)
1,580,000	5.25%, 03/05/18 (c)	1,540,626
675,000	5.25%, 03/05/18 (c)	658,314
3,435,000	5.38%, 03/05/18 (c)	3,338,717
	Tyler Health Facilities Development Corp., Series A (RB)
4,305,000	5.25%, 03/05/18 (c)	4,308,961
225,000	5.25%, 03/05/18 (c)	225,236
2,730,000	Woodloch Health Facilities Development Corp., Series A-1 (RB) 6.75%, 06/01/20 (c)	2,849,465
		137,765,764
Utah: 0.1%
1,405,000	Utah Charter School Finance Authority (RB) 5.38%, 06/15/27 (c)	1,385,246
Vermont: 0.1%
1,100,000	Vermont Economic Development Authority, Wake Robin Corp. Project (RB) 5.40%, 05/01/22 (c)	1,171,918
910,000	Vermont Economic Development Authority, Wake Robin Corp. Project, Series A (RB) 5.00%, 05/01/27 (c)	957,411
		2,129,329
Virgin Islands: 0.7%
	Virgin Islands Public Finance Authority, Series A (RB)
3,885,000	5.00%, 10/01/20 (c)	2,583,525
450,000	5.00%, 10/01/20	333,563
3,280,000	5.00%, 10/01/20 (c)	2,181,200
1,740,000	6.75%, 10/01/19 (c)	1,004,850
1,125,000	Virgin Islands Public Finance Authority, Series A-1 (RB) 5.00%, 10/01/19 (c)	748,125
	Virgin Islands Public Finance Authority, Series B (RB)
1,245,000	5.00%, 10/01/19 (c)	827,925
1,000,000	5.00%, 10/01/19	797,500
330,000	5.00%, 10/01/20 (c)	188,100
2,990,000	5.25%, 10/01/20 (c)	1,704,300
	Virgin Islands Public Finance Authority, Series C (RB)
250,000	4.50%, 10/01/24 (c)	123,750
250,000	5.00%, 10/01/19 (c)	154,375
1,000,000	5.00%, 10/01/24 (c)	500,000
4,250,000	5.00%, 10/01/24 (c)	2,114,375
110,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB) 6.63%, 10/01/19 (c)	63,525
885,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB) 5.00%, 10/01/19 (c)	584,100
	Virgin Islands Water and Power Authority, Series A (RB)
50,000	5.00%, 03/05/18 (c)	26,875
330,000	5.00%, 03/05/18 (c)	182,325
	Virgin Islands Water and Power Authority, Series B (RB)
3,600,000	5.00%, 03/05/18 (c)	1,773,000
1,070,000	5.00%, 03/05/18 (c)	559,075
1,125,000	5.00%, 03/05/18 (c)	593,437
		17,043,925
Virginia: 1.8%
	Albemarle County, Virginia Economic Development Authority, Series A (RB)
640,000	4.63%, 01/01/23 (c)	655,085
1,000,000	5.00%, 01/01/23 (c)	1,037,850
500,000	Ballston Quarter Community Development Authority, Series A (TA) 5.50%, 03/01/27 (c)	524,230
1,000,000	Botetourt County, Virginia, Series A (RB) 6.00%, 07/01/24 (c)	1,095,540
250,000	Bristol Industrial Development Authority, Series B (RB) 6.35%, 11/01/24 (c)	252,285
	Cherry Hill Community Development Authority (SA)
200,000	5.15%, 03/01/25 (c)	205,844
500,000	5.40%, 03/01/25 (c)	514,180
	Chesapeake Bay Bridge and Tunnel District, First Tier (RB)
1,000,000	5.00%, 07/01/26 (c)	1,118,530
1,000,000	5.00%, 07/01/26 (c)	1,125,550
650,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	672,665
380,000	City of Chesapeake, Virginia Chesapeake Expressway, Series A (RB) 5.00%, 07/15/22 (c)	411,122
650,000	Economic Development Authority of the City of Newport News, Residential Care Facilities (RB) 3.13%, 12/01/25 (c)	632,086
	Fairfax County Virginia Economic Development Authority, Series A (RB)
365,000	4.00%, 12/01/22	377,465
2,000,000	5.00%, 12/01/23 (c)	2,090,280
1,000,000	5.00%, 12/01/23 (c)	1,048,310
	Fairfax County Virginia Mosaic District Community Development Authority, Series A (SA)
1,450,000	6.63%, 03/01/21 (c)	1,570,161
1,000,000	6.88%, 03/01/21 (c)	1,086,440
1,250,000	Halifax County Industrial Development Authority (RB) 2.15%, 09/01/20 (p)	1,255,937
	Hanover County Economic Development Authority, Series A (RB)
420,000	4.00%, 07/01/22	438,119
1,500,000	5.00%, 07/01/22 (c)	1,549,665
1,500,000	5.00%, 07/01/22 (c)	1,553,340
1,250,000	Henrico County Economic Development Authority, Residential Care Facilities, Series C (RB) 5.00%, 12/01/27 (c)	1,331,862
4,750,000	Newport News Economic Development Authority, Residential Care Facilities (RB) 5.00%, 12/01/25 (c)	5,017,330
670,000	Prince William County Industrial Development Authority (RB) 5.00%, 01/01/25 (c)	721,885
	Stafford County Economic Development Authority (RB)
480,000	4.00%, 06/15/26 (c)	483,384
300,000	5.00%, 06/15/26 (c)	332,850
2,000,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB) 5.00%, 02/16/18 (c)	1,946,160
18,175,000	Tobacco Settlement Financing Corp., Series C (RB) 0.00%, 02/16/18 (c) ^	1,609,578
	Virginia College Building Authority, Marymount University Project, Series A
1,000,000	5.00%, 07/01/25 (c)	1,068,210
2,000,000	5.00%, 07/01/25 (c)	2,117,880
300,000	Virginia College Building Authority, Marymount University Project, Series B (RB) 5.25%, 07/01/25 (c)	329,697
1,205,000	Virginia College Building Authority, Regent University Project (RB) 5.00%, 03/05/18 (c)	1,205,060
	Virginia Small Business Financing Authority, Elizabeth River Crossing Opco, LLC Project (RB)
735,000	5.50%, 07/01/22 (c)	813,623
1,550,000	6.00%, 07/01/22 (c)	1,751,794
	Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB)
300,000	5.00%, 01/01/22 (c)	320,964
1,440,000	5.00%, 01/01/22 (c)	1,540,627
	Wise County Industrial Development Authority, Solid Waste and Sewage Disposal, Series A (RB)
300,000	1.88%, 06/01/20 (p)	299,079
1,375,000	2.15%, 09/01/20 (p)	1,381,531
		41,486,198
Washington: 0.6%
1,000,000	Greater Wenatchee Regional Events Center, Public Facilities District, Series A (RB) 5.50%, 09/01/22 (c)	1,025,130
	King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (GO)
1,000,000	5.00%, 12/01/25 (c)	972,190
500,000	5.75%, 12/01/25 (c)	502,770
500,000	6.00%, 12/01/25 (c)	507,115
250,000	6.25%, 12/01/25 (c)	252,900
	Washington Health Care Facilities Authority, Central Washington Health Services (RB)
1,650,000	5.00%, 07/01/25 (c)	1,807,179
100,000	7.00%, 07/01/19 (c)	107,400
	Washington State Housing Finance Commission, Bayview Manor Senior Project, Series A (RB)
1,000,000	5.00%, 07/01/24 (c)	1,019,910
1,000,000	5.00%, 07/01/24 (c)	1,023,400
150,000	5.00%, 07/01/24 (c)	155,412
	Washington State Housing Finance Commission, Herons Key Senior Living, Series A (RB)
200,000	6.00%, 07/01/25	211,746
1,000,000	6.75%, 07/01/25 (c)	1,065,190
	Washington State Housing Finance Commission, Herons Key Senior Living, Series B (RB)
250,000	5.50%, 02/21/18 (c)	250,095
1,350,000	6.50%, 07/01/25 (c)	1,433,740
1,100,000	Washington State Housing Finance Commission, Mirabella Project, Series A (RB) 6.75%, 10/01/22 (c)	1,204,445
1,500,000	Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB) 5.00%, 01/01/25 (c)	1,577,010
500,000	Washington State Housing Finance Commission, Weslet Homes at Lea Hill Project (RB) 5.00%, 07/01/26 (c)	508,915
		13,624,547
West Virginia: 0.5%
325,000	Brooke County Commission, Series A (RB) 6.75%, 04/01/21 (c)	326,976
5,275,000	Philippi, West Virginia, The Philippi Municipal Building Commission, Series A (RB) 7.75%, 10/01/22 (c) (d) * §	3,165,000
3,475,000	Pleasants County, West Virginia, Series F (RB) 5.25%, 03/05/18 (c)	3,462,038
	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB)
2,005,000	6.50%, 10/01/18 (c)	2,030,644
1,505,000	6.50%, 10/01/18 (c)	1,527,710
2,070,000	6.75%, 10/01/18 (c)	2,097,655
		12,610,023
Wisconsin: 1.4%
	Public Finance Authority (RB)
2,080,000	5.00%, 03/01/28 (c)	2,261,896
625,000	5.00%, 03/01/28 (c)	687,856
	Public Finance Authority, American Dream at Meadowlands Project (RB)
500,000	6.75%, 12/01/27 (c)	580,340
10,000,000	7.00%, 12/01/27 (c)	11,741,500
100,000	Public Finance Authority, American Dream at Meadowlands Project, Series A (RB) 6.75%, 08/01/31	108,612
250,000	Public Finance Authority, Bancroft Neurohealth Project, Series A (RB) 5.13%, 06/01/26 (c)	252,940
	Public Finance Authority, Cornerstone Charter Academy, Series A (RB)
495,000	5.00%, 02/01/26 (c)	492,228
500,000	5.13%, 02/01/26 (c)	488,020
1,775,000	Public Finance Authority, Million Air Two LLC, Series B (RB) 7.13%, 06/01/24 (c)	1,761,244
500,000	Public Finance Authority, National Gypsum Comp. (RB) 5.25%, 11/01/24 (c)	538,445
	Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB)
250,000	5.00%, 06/15/26 (c)	231,088
1,000,000	5.00%, 06/15/26 (c)	951,460
500,000	Public Finance Authority, Phoenix Academy Project (RB) 5.88%, 06/15/24 (c)	486,000
970,000	Public Finance Authority, Senior Airport Facilities, Series B (RB) 5.00%, 07/01/22	1,028,248
1,000,000	Public Finance Authority, Series A (RB) 5.38%, 07/15/27 (c)	1,015,900
1,455,000	Public Finance Authority, Transportation Infrastructure Properties, LLC Obligated Group, Series G (RB) 5.00%, 07/01/22 (c)	1,548,396
100,000	Public Finance Authority, Triad Educational Services, Inc., Series A (RB) 5.50%, 06/15/25 (c)	100,474
750,000	Wisconsin Health and Educational Facilities Authority, American Baptist Homes (RB) 5.00%, 08/01/24 (c)	795,382
	Wisconsin Health and Educational Facilities Authority, Saul-Prairie Memorial Hospital, Inc., Series A (RB)
2,150,000	5.25%, 02/01/23 (c)	2,234,108
1,975,000	5.38%, 02/01/23 (c)	2,059,648
3,950,000	Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series A (RB) 5.13%, 02/01/23 (c)	4,091,528
		33,455,313

Total Municipal Bonds (Cost: $2,265,818,959)		2,292,706,307

Number of Shares
MONEY MARKET FUND: 0.4% (Cost: $8,322,336)
8,322,336	Dreyfus Government Cash Management Fund - Institutional Shares	8,322,336

Total Investments: 98.7% (Cost: $2,274,141,295)		2,301,028,643
Other assets less liabilities: 1.3%		31,007,551
NET ASSETS: 100.0%		$2,332,036,194

Definitions:
ACA	Credit Agricole SA
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.

Footnotes:
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(e)	Convertible Capital Appreciation Bond
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond
*	Non-income producing
§	Illiquid Security — the aggregate value of illiquid securities is $3,217,957 which represents 0.1% of net assets.

Summary of Investments By Sector	% of Investments	Value
Education	8.7%	$200,708,374
Health Care	23.2	534,678,846
Housing	1.7	39,283,249
Industrial Revenue	14.0	322,969,714
Leasing	3.2	73,479,012
Local	6.6	150,876,630
Power	1.2	26,771,853
Solid Waste/Resource Recovery	0.3	6,323,514
Special Tax	8.1	185,979,330
State	3.3	76,423,310
Tobacco	21.0	483,390,322
Transportation	6.5	149,797,831
Water & Sewer	1.8	42,024,322
Money Market Fund	0.4	8,322,336
	100.0%	$2,301,028,643

The summary of inputs used to value the Fund’s investments as of January 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$2,292,706,307	$—	$2,292,706,307
Money Market Fund	8,322,336	—	—	8,322,336
Total	$8,322,336	$2,292,706,307	$—	$2,301,028,643

* See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2018.

See Notes to Schedules of Investments

VANECK VECTORS PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2018 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 97.7%
Arizona: 3.8%
$500,000	Pinal County Electric District No 3 (RB) 5.25%, 07/01/21 (c)	$559,505
California: 17.6%
215,000	California State Economic Recovery, Series A (GO) 5.00%, 07/01/19 (c)	226,012
190,000	California State Public Works Board, Series I-1 (RB) 6.13%, 11/01/19 (c)	205,540
140,000	California State Public Works Board, Various University of California Projects, Series B (RB) 5.00%, 04/01/19 (c)	145,879
200,000	City of Los Angeles CA Wastewater System Revenue, Series A (RB) 6.00%, 06/01/21	228,846
175,000	Clovis California Unified School District, Series A (GO) 0.00%, 08/01/19 ^	171,281
200,000	Contra Costa Transportation Authority, Series B (RB) 5.00%, 03/01/20 (c)	214,242
200,000	East Bay Municipal Utility District Wastewater System Revenue, Series A (RB) 5.00%, 06/01/20 (c)	216,160
230,000	Foothill Eastern Transportation Corridor Agency, Toll Road, Senior Lien, Series A (RB) 0.00%, 01/01/20 ^	223,217
500,000	Foothill-Eastern Transportation Corridor Agency, Series A (RB) 0.00%, 01/01/29 ^	370,320
305,000	Orange County, California Water District Revenue, Series B (CP) (NATL) 5.00%, 08/15/32 (c)	391,852
175,000	University of California, Series O (RB) 5.75%, 05/15/19 (c)	184,896
		2,578,245
Colorado: 2.6%
100,000	Park Creek Metropolitan District (GO) 6.25%, 12/01/19 (c)	108,486
250,000	University of Colorado, Series A (RB) 5.00%, 06/01/21 (c)	276,682
		385,168
Florida: 5.0%
150,000	Brevard County Health Facilities Authority, Series B (RB) 7.00%, 04/01/19 (c)	159,479
100,000	City of Orlando, Series A (RB) 5.00%, 05/01/24 (c)	117,469
285,000	Florida Municipal Power Agency, Series A (RB) 5.25%, 10/01/19 (c)	302,687
140,000	Miami-Dade County, Florida School Board Foundation, Inc., Series A (CP) (AGO) 5.25%, 02/01/19 (c)	145,362
		724,997
Georgia: 7.7%
	City of Atlanta Water & Wastewater Revenue, Series A (RB)
190,000	6.00%, 11/01/19 (c)	204,788
650,000	6.25%, 11/01/19 (c)	703,384
100,000	Georgia State, Series B (GO) 5.00%, 01/01/19 (c)	103,294
100,000	Thomasville Hospital Authority (RB) 5.25%, 11/01/20 (c)	109,836
		1,121,302
Kentucky: 3.0%
	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series A (RB)
100,000	6.00%, 06/01/20 (c)	109,879
300,000	6.50%, 06/01/20 (c)	333,051
		442,930
Louisiana: 1.1%
150,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Series B (RB) 6.00%, 10/01/20 (c)	166,892
Maryland: 5.8%
	Montgomery County, Public Improvement, Series A (GO)
220,000	5.00%, 07/01/19 (c)	230,952
110,000	5.00%, 07/01/19 (c)	115,476
	State of Maryland, Second Series B (GO)
260,000	5.00%, 08/01/19 (c)	273,660
220,000	5.00%, 08/15/19 (c)	231,856
		851,944
Massachusetts: 2.0%
200,000	Massachusetts Health & Educational Facilities Authority, Series A (RB) 5.00%, 12/15/19 (c)	212,930
80,000	Massachusetts State Water Resources Authority, Series A (RB) 6.50%, 07/15/19	82,636
		295,566
Minnesota: 1.1%
150,000	State of Minnesota, Series A (GO) 5.00%, 12/01/19 (c)	159,357
Mississippi: 2.0%
265,000	Mississippi Development Bank, Marshall County Industrial Development Authority (RB) 5.00%, 01/01/22 (c)	297,224
New Hampshire: 0.9%
120,000	New Hampshire Business Finance Authority, Series A (RB) 6.13%, 10/01/19 (c)	128,960
New Jersey: 3.2%
190,000	New Jersey Health Care Facilities Financing Authority (RB) 5.00%, 01/01/20 (c)	201,607
250,000	State of New Jersey, Series A (CP) 5.25%, 06/15/19 (c)	262,585
		464,192
New York: 8.0%
95,000	New York Metropolitan Transportation Authority, Dedicated Tax, Series A (RB) (NATL) 6.00%, 04/01/20	99,549
300,000	New York State Dormitory Authority (RB) 5.50%, 07/01/20 (c)	327,366
145,000	New York State Dormitory Authority, Series A (RB) 5.50%, 05/01/19 (c)	152,285
	Triborough Bridge & Tunnel Authority, Series B (RB)
200,000	5.20%, 01/01/22 (c)	226,476
325,000	5.50%, 01/01/22 (c)	365,297
		1,170,973
North Carolina: 1.5%
205,000	North Carolina Eastern Municipal Power Agency, Series B (RB) 5.00%, 01/01/19 (c)	211,753
Ohio: 6.9%
320,000	City of Columbus, Series A (GO) 5.00%, 08/15/23 (c)	372,624
210,000	Cuyahoga Community College District, Series C (RB) 5.00%, 02/01/20 (c)	223,980
130,000	Ohio Water Development Authority Water Pollution Control Loan Fund, Series A (RB) 5.00%, 12/01/19 (c)	138,232
250,000	State of Ohio, Series A (GO) 4.00%, 05/01/21 (c)	268,577
		1,003,413
Oregon: 5.8%
190,000	Oregon State Lottery, Series A (RB) 5.00%, 04/01/19 (c)	197,866
130,000	Oregon State, Department of Administrative Services Lottery, Series A (RB) 5.00%, 04/01/19 (c)	135,382
210,000	State of Oregon Department of Transportation, Senior Lien, Series A (RB) 5.00%, 05/15/19 (c)	219,599
250,000	State of Oregon Department of Transportation, Series A (RB) 5.00%, 11/15/23 (c)	292,417
		845,264
Pennsylvania: 4.0%
100,000	Commonwealth of Pennsylvania (GO) 5.00%, 04/15/19 (c)	104,216
110,000	Commonwealth of Pennsylvania, First Series (GO) 5.00%, 06/01/22 (c)	124,648
135,000	Pennsylvania Higher Educational Facilities Authority, Series A (RB) 5.00%, 09/01/19	142,460
195,000	Pennsylvania Turnpike Commission, Series B-1 (RB) 5.00%, 12/01/20 (c)	213,045
		584,369
Puerto Rico: 1.0%
145,000	Puerto Rico Highway & Transportation Authority, Series AA (RB) (NATL) 5.50%, 07/01/19	153,082
Rhode Island: 1.2%
150,000	State of Rhode Island, Series A (GO) 5.50%, 08/01/21 (c)	169,546
Tennessee: 0.8%
100,000	Tennessee State School Bond Authority, Series A (RB) 5.00%, 05/01/22 (c)	113,069
Texas: 6.5%
150,000	City of Houston, Combined Utility System Revenue (RB) 5.38%, 05/15/19 (c)	157,373
425,000	City of Laredo, Waterworks and Sewer System (RB) 5.25%, 03/01/20 (c)	455,617
	Keller Independent School District/TX (GO)
180,000	5.25%, 02/15/19 (c)	186,970
150,000	5.50%, 02/15/19 (c)	156,192
		956,152
Virginia: 3.0%
415,000	Richmond, Virginia Metropolitan Transportation Authority (RB) 5.25%, 07/15/22	445,822
Washington: 0.7%
100,000	City of Seattle Municipal Light & Power Revenue (RB) 5.50%, 04/01/19 (c)	104,655
Wisconsin: 2.5%
100,000	State of Wisconsin, Series B (GO) 5.00%, 05/01/22 (c)	112,851
245,000	Wisconsin Health & Educational Facilities Authority, Series C (RB) 5.13%, 04/01/19 (c)	255,349
		368,200
Total Municipal Bonds (Cost: $14,317,773)		14,302,580

Number of Shares
MONEY MARKET FUND: 2.0% (Cost: $286,952)
286,952	Dreyfus Government Cash Management Fund - Institutional Shares	286,952
Total Investments: 99.7% (Cost: $14,604,725)		14,589,532
Other assets less liabilities: 0.3%		44,918
NET ASSETS: 100.0%		$14,634,450

Definitions:
AGO	Assured Guaranty Ltd.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond

Footnotes:
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond

Summary of Investments By Sector	% of Investments	Value
Education	10.1%	$1,481,383
Health Care	11.1	1,617,338
Leasing	7.9	1,151,218
Local	9.2	1,341,981
Power	9.1	1,335,973
Special Tax	4.6	664,959
State	12.2	1,774,017
Transportation	19.9	2,906,048
Water & Sewer	13.9	2,029,663
Money Market Fund	2.0	286,952
	100.0%	$14,589,532

The summary of inputs used to value the Fund’s investments as of January 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$14,302,580	$—	$14,302,580
Money Market Fund	286,952	—	—	286,952
Total	$286,952	$14,302,580	$—	$14,589,532

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2018.

See Notes to Schedules of Investments

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2018 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.7%
Alabama: 0.3%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$150,000	6.45%, 03/05/18 (c)	$149,037
150,000	6.45%, 03/05/18 (c)	149,990
		299,027
Arizona: 2.4%
	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB)
175,000	5.00%, 02/01/20	185,003
125,000	5.00%, 02/01/21	135,253
	Arizona Industrial Development Authority, Education Revenue Bonds, Series A (RB)
250,000	4.75%, 07/01/23 (c)	249,990
200,000	5.00%, 07/01/26	217,740
125,000	Citi of Phoenix Civic Improvement Corp. Junior, Lien Airport, Series A (RB) 5.00%, 07/01/20 (c)	134,991
250,000	Glendale Industrial Development Authority (RB) 4.00%, 11/15/24 (c)	246,998
	Industrial Development Authority of the City of Phoenix, Series A (RB)
375,000	3.00%, 07/01/20	373,177
500,000	4.00%, 07/01/25	511,265
250,000	Industrial Development Authority of the Town of Florence, Inc., Legacy Traditional School Project (RB) 5.00%, 07/01/23	264,587
	Pima County Industrial Development Authority, Education Facility Revenue Bonds (RB)
250,000	4.13%, 06/15/22 (c)	248,533
95,000	4.38%, 07/01/26	86,783
	Salt Verde Financial Corp. (RB)
65,000	5.25%, 12/01/21	72,394
50,000	5.25%, 12/01/23	57,386
65,000	5.25%, 12/01/24	75,626
10,000	5.25%, 12/01/28	11,843
		2,871,569
Arkansas: 0.3%
340,000	Pulaski County, Children’s Hospital Project (RB) 5.50%, 03/01/19 (c)	354,593
California: 10.6%
375,000	Bay Area Toll Authority, Toll Bridge Revenue, Series S-4 (RB) 5.00%, 04/01/23 (c)	435,319
210,000	California Communities Development Authority, Daughters of Charity Health System, Series G (RB) 5.50%, 03/05/18 (c)	210,529
320,000	California Health Facilities Financing Authority Revenue Bonds, Series E (RB) 5.63%, 07/01/19 (c)	336,774
250,000	California Health Facilities Financing Authority Revenue Bonds, Series G (RB) 5.50%, 07/01/18 (c)	254,400
	California Municipal Finance Authority, Community Medical Centers, Series A (RB)
50,000	5.00%, 02/01/27 (c)	58,177
50,000	5.00%, 02/01/27	58,522
500,000	California Municipal Finance Authority, Julian Charter School Project, Series A (RB) 5.00%, 03/01/25	516,830
150,000	California Municipal Finance Authority, Rocketship Education, Series A (RB) 6.00%, 06/01/22 (c)	159,963
330,000	California Public Finance Authority, NCCD-Claremont Properties LLC, Series A (RB) 5.00%, 07/01/27	372,223
	California State Public Works Board Lease Revenue Bonds, Series A (RB)
200,000	5.00%, 09/01/20	217,280
300,000	5.00%, 09/01/21	334,578
	California Statewide Communities Development Authority, Baptist University, Series A (RB)
250,000	3.00%, 11/01/22	250,335
500,000	3.50%, 11/01/27	503,050
160,000	California Statewide Communities Development Authority, Irvine East Campus Apartments (RB) 5.00%, 05/15/20	171,301
350,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB) 5.00%, 06/01/26 (c)	394,642
20,000	City of Modesto, Community Center refinancing, Series A (CP) (AMBAC) 5.00%, 11/01/23	20,977
375,000	City of San Buenaventura, Community Memorial Health System (RB) 6.50%, 12/01/21	427,245
225,000	East Side Union High School District, Series B (GO) 5.25%, 02/01/26	271,105
160,000	Foothill Transportation Corridor Agency, Toll Road Revenue, Series B-2 (RB) 5.00%, 07/15/19 (c) (p)	166,440
600,000	Foothill Transportation Corridor Agency, Toll Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	679,728
	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB)
500,000	5.00%, 06/01/23	565,740
500,000	5.00%, 06/01/25	576,000
125,000	5.00%, 06/01/26	144,900
205,000	Inland Empire Tobacco Securitization Authority, Series B (RB) 5.75%, 06/01/21 (c)	214,897
500,000	Irvine Unified School District, Special Tax, Community Facilities No. 09-1, Series A (ST) 5.00%, 09/01/26	590,060
250,000	Lake Elsinore Public Financing Authority, Local Agency Revenue (ST) 5.00%, 09/01/24	286,395
41,000	Lincoln Public Financing Authority, Subordinated Series B (SA) 5.38%, 09/02/21	43,754
325,000	Los Angeles Municipal Improvement Corporation, Series A 5.00%, 11/01/20	355,309
750,000	Los Angeles Unified School District, Series B (CP) 5.00%, 10/01/22 (c)	851,490
	Palomar Health (RB)
250,000	5.00%, 11/01/25	283,032
90,000	5.00%, 11/01/26 (c)	102,344
	Port of Oakland, Series O (RB)
500,000	5.00%, 05/01/19	521,280
230,000	5.00%, 05/01/20	246,500
500,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/24	574,095
110,000	Riverside County Public Financing Authority, Capital Facilities Project (RB) 5.00%, 11/01/23	127,570
85,000	San Francisco Community College District (GO) 5.00%, 06/15/22	96,955
195,000	San Francisco International Airport Second Series Revenue Refunding Bonds, Series D (RB) 5.00%, 05/01/21 (c)	214,137
100,000	San Francisco Redevelopment Agency, Community Facilities District No. 6, Series A (ST) 5.00%, 08/01/22 (c)	112,887
75,000	Vernon Electric System Revenue, Series A (RB) 5.13%, 08/01/19 (c)	78,782
645,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21	638,008
		12,463,553
Colorado: 2.2%
500,000	Colorado Educational and Cultural Facilities Authority, Loveland Classical Schools Project, Thompson School District R2-J (RB) 3.75%, 07/01/26	487,640
5,000	Colorado Health Facilities Authority, Catholic Health Initiatives, Series A (RB) 5.25%, 07/01/19 (c)	5,198
250,000	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB) 5.20%, 03/05/18 (c)	250,155
85,000	Colorado Health Facilities Authority, Hospital Revenue Bonds (RB) 5.00%, 05/15/26 (c)	98,851
150,000	Colorado Public Authority, Natural Gas Purchase (RB) 6.13%, 11/15/23	179,295
120,000	Denver Convention Center Hotel Authority (RB) 5.00%, 12/01/22	136,732
500,000	Dominion Water and Sanitation District (RB) 5.25%, 12/01/21 (c)	525,290
500,000	Fountain Urban Renewal Authority, Tax Increment Revenue Refunding and Improvement Bonds, Series A (TA) 4.50%, 11/01/25 (c)	502,410
140,000	Public Authority for Colorado Energy (RB) 6.25%, 11/15/28	176,491
200,000	Southlands Metropolitan District No 1 (GO) 3.50%, 12/01/27	197,860
		2,559,922
Connecticut: 2.5%
405,000	City of Hartford, Series A (GO) 5.00%, 04/01/23 (c)	404,793
100,000	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA) 7.00%, 04/01/20 (c)	108,433
	Mohegan Tribe of Indians of Connecticut, Gaming Authority, Series C (RB)
250,000	5.25%, 02/01/22	259,457
250,000	5.50%, 02/01/23	262,100
200,000	State of Connecticut, Series B (GO) 5.00%, 04/15/22 (c)	219,572
	State of Connecticut, Series D (GO)
250,000	5.00%, 10/01/20 (c)	270,167
100,000	5.00%, 11/01/21 (c)	110,167
	University of Connecticut, Series A (RB)
380,000	5.00%, 03/15/25	437,581
815,000	5.00%, 02/15/21 (c)	883,411
		2,955,681
District of Columbia: 0.2%
250,000	District of Columbia, Ingleside at Rock Creek Project, Series A (RB) 4.13%, 07/01/24 (c)	252,968
Florida: 2.9%
200,000	Alachua County, Florida Industrial Development, Florida Retirement Village, Inc. Project, Series A (RB) 5.63%, 03/05/18 (c)	200,526
500,000	Capital Trust Agency Educational Facilities, Renaissance Charter School, Inc., Series A (RB) 4.38%, 06/15/27	488,885
500,000	Citizens Property Insurance Corp., Series A-1 (RB) 5.00%, 06/01/20	535,990
500,000	Florida Development Finance Corp., Renaissance Chapter School, Inc. Project, Series A (RB) 5.00%, 06/15/25	518,045
250,000	Florida Development Finance Corp., Southwest Charter Foundation Inc. Project, Series A (RB) 5.13%, 06/15/27	248,973
200,000	Miami-Dade County, School Board Foundation, Inc., Series D (CP) 5.00%, 11/01/19	210,990
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
250,000	5.00%, 10/01/23	291,422
250,000	5.00%, 10/01/24	294,860
250,000	Northern Palm Beach County Improvement District, Unit of Development No. 2C (SA) 4.50%, 08/01/24	260,722
250,000	School District of St. Lucie County, Florida Sales Tax (RB) (AGM) 5.00%, 10/01/25	292,575
100,000	Village Community Development District No. 10 (SA) 4.50%, 05/01/22 (c)	107,049
		3,450,037
Georgia: 2.7%
250,000	Atlanta Development Authority, Senior Health Care Facilities, Proton Treatment Center Project, Series A-1 (RB) 6.00%, 01/01/23	253,283
1,000,000	Burke County Development Authority, Pollution Control, Series E 3.25%, 02/03/25 (p)	995,040
260,000	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB) 5.25%, 09/01/20	274,823
160,000	Georgia Local Government, Grantor Trust Certificates of Participation, Series A (CP) (NATL) 4.75%, 06/01/28	169,509
325,000	Greene County Development Authority, Glen-I, LLC Project, Series A (RB) 6.13%, 01/01/25	308,272
135,000	Main Street Natural Gas, Inc. Gas Project, Series A (RB) 5.50%, 09/15/25	159,952
130,000	Main Street Natural Gas, Inc. Gas Project, Series A-1 (RB) 5.50%, 09/15/23	150,545
250,000	Marietta Development Authority, University Facilities, Life University, Inc. Project, Series A (RB) 5.00%, 11/01/27	278,140
560,000	Municipal Electric Authority of Georgia, Series B (RB) 5.00%, 01/01/20	591,926
		3,181,490
Guam: 1.1%
750,000	A. B. Won Pat International Airport Authority, Series C (RB) 5.00%, 10/01/21	791,497
250,000	Government of Guam, Business Privilege Tax Refunding Bonds, Series D (RB) 5.00%, 11/15/25 (c)	277,622
185,000	Government of Guam, Series A (GO) 6.00%, 11/15/19	193,101
		1,262,220
Hawaii: 0.1%
130,000	Kuakini, Hawaii Health System, Special Purpose Revenue, Series A (RB) 6.30%, 03/05/18 (c)	130,389
Illinois: 14.2%
275,000	Chicago Board of Education, Series A (GO) (AMBAC) 5.50%, 12/01/19	287,144
60,000	Chicago Board of Education, Series B (GO) (AMBAC) 5.00%, 12/01/18	61,094
	Chicago Board of Education, Series C (GO)
100,000	5.00%, 12/01/18 (c)	100,381
500,000	5.00%, 12/01/18 (c)	506,065
500,000	5.00%, 12/01/27	529,850
250,000	5.25%, 12/01/18 (c)	252,390
345,000	Chicago Board of Education, Series F (GO) 5.00%, 12/01/20	360,139
625,000	Chicago, Illinois, Series C (GO) 5.00%, 01/01/19 (c)	637,531
95,000	City of Chicago, General Obligation Bonds, Refunding Series C (GO) 5.00%, 01/01/22	102,585
	City of Chicago, Series A (GO)
500,000	5.00%, 01/01/20	523,110
500,000	5.00%, 01/01/20 (c)	519,210
200,000	5.00%, 01/01/20 (c)	206,552
150,000	City of Chicago, Series B (GO) 5.00%, 01/01/20	157,221
	City of Chicago, Series C (GO)
660,000	5.00%, 01/01/23	717,361
200,000	5.00%, 01/01/25	219,304
500,000	Cook County, Series A (GO) 5.25%, 11/15/21 (c)	555,475
250,000	Illinois Finance Authority, Friendship Village of Schaumburg (RB) 5.00%, 02/15/27	256,577
60,000	Illinois Finance Authority, Institute of Technology, Series A (RB) 5.00%, 03/05/18 (c)	60,175
100,000	Illinois Finance Authority, Presence Health Network, Series C (RB) 5.00%, 02/15/27 (c)	114,195
500,000	Illinois Finance Authority, Roosevelt University Project (RB) 5.75%, 10/01/19 (c)	525,380
50,000	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB) 5.50%, 02/15/20 (c)	53,839
650,000	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB) 7.63%, 05/15/20 (c)	736,599
250,000	Illinois Finance Authority, Three Crowns Park (RB) 4.00%, 02/15/24 (c)	252,618
	Illinois Railsplitter Tobacco Settlement Authority (RB)
380,000	5.00%, 06/01/19	395,804
70,000	5.13%, 06/01/19	73,026
160,000	5.25%, 06/01/20	171,816
75,000	5.25%, 06/01/21	82,585
70,000	5.38%, 06/01/21	77,359
135,000	5.50%, 06/01/21 (c)	151,586
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB)
40,000	5.00%, 06/15/22 (c)	43,801
750,000	5.00%, 06/15/22 (c)	801,772
35,000	5.00%, 12/15/22	38,532
500,000	5.00%, 12/15/27 (c)	565,235
	State of Illinois (GO)
275,000	4.00%, 03/01/22 (c)	275,198
80,000	4.00%, 08/01/22 (c)	80,196
300,000	4.13%, 03/01/22 (c)	300,606
500,000	5.00%, 06/01/19	515,710
500,000	5.00%, 01/01/20 (c)	514,780
325,000	5.00%, 01/01/20	336,687
50,000	5.00%, 07/01/21	52,639
600,000	5.00%, 05/01/22	635,448
700,000	5.00%, 08/01/22	743,638
700,000	5.00%, 08/01/23	747,404
150,000	5.00%, 02/01/24 (c)	160,070
100,000	5.00%, 02/01/24	106,271
200,000	5.00%, 01/01/26	213,028
100,000	5.00%, 06/01/26	106,801
270,000	5.50%, 07/01/23 (c)	296,274
60,000	5.50%, 07/01/23 (c)	65,222
	State of Illinois, Series A (GO)
220,000	4.00%, 09/01/18 (c)	220,145
305,000	4.00%, 01/01/21	310,710
50,000	4.00%, 01/01/22 (c)	50,687
100,000	4.00%, 01/01/22 (c)	100,285
170,000	4.00%, 01/01/22 (c)	171,715
105,000	4.00%, 01/01/22	106,940
100,000	4.00%, 01/01/22 (c)	98,432
210,000	4.75%, 09/01/18 (c)	211,357
100,000	5.00%, 06/01/21	105,155
100,000	Will County Community High School District No. 210, Series B (GO) 0.00%, 01/01/28 ^	61,406
		16,723,115
Indiana: 0.5%
215,000	Indiana Finance Authority, I-69 Section 5 Project (RB) 6.00%, 12/01/19	223,972
325,000	Indiana Finance Authority, Wastewater Utility, First Lien, Series A (RB) 5.00%, 10/01/19	342,846
		566,818
Iowa: 4.7%
	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB)
3,565,000	5.00%, 12/01/19	3,687,066
500,000	5.25%, 12/01/23 (c)	529,255
750,000	5.50%, 12/01/18 (c)	763,245
	Iowa Higher Education Loan Authority, Wartburg College Project (RB)
380,000	2.50%, 10/01/20	370,971
130,000	4.00%, 10/01/25	129,825
		5,480,362
Kansas: 0.2%
125,000	Arkansas City Public Building Commission, South Central Regional Medical Center (RB) 6.25%, 09/01/19 (c)	128,720
80,000	Overland Park Development Corp., Overland Park Convention Center Hotel, Series B (RB) (AMBAC) 5.13%, 03/05/18 (c)	80,137
		208,857
Kentucky: 0.3%
100,000	Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB) 5.00%, 05/15/26	110,703
10,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series A (RB) 5.25%, 06/01/20 (c)	10,817
200,000	Kentucky State Property & Building Commission, Series A (RB) 5.00%, 08/01/20	215,000
		336,520
Louisiana: 2.4%
	City of New Orleans, Louisiana Sewerage Service (RB)
625,000	5.00%, 06/01/19	652,262
320,000	5.00%, 06/01/20	342,730
20,000	5.00%, 06/01/22	22,344
600,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Series A (RB) 5.50%, 11/15/25	657,390
329,665	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.00%, 07/01/24 (d) * §	3,297
521,317	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23 (d) * §	5,213
710,000	Parish of St. Charles, Valero Project (RB) 4.00%, 06/01/22 (p)	756,746
	Tobacco Settlement Financing Corp., Series A (RB)
230,000	5.00%, 05/15/20	246,889
80,000	5.00%, 05/15/21	88,131
		2,775,002
Maine: 0.2%
	Health and Higher Education Facilities Authority, Maine General Medical Center Issue (RB)
90,000	5.00%, 07/01/19	91,694
155,000	5.00%, 07/01/20	159,500
		251,194
Maryland: 3.5%
250,000	City of Baltimore, Harbor Point Project (RB) 4.25%, 06/01/26	258,320
200,000	City of Baltimore, Maryland Special Obligation, Research Park Project, Series A (RB) 4.00%, 09/01/27	207,814
350,000	County of Frederick, Mount Saint Mary’s University, Series A (RB) 5.00%, 09/01/27	389,098
200,000	Howard County, Series A (TA) 4.00%, 02/15/26 (c)	206,100
695,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	730,438
250,000	Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA) 3.75%, 01/01/27 (c)	254,937
425,000	Maryland Economic Development Corp., Transportation Facilities, Series A (RB) 5.00%, 06/01/28	492,634
	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB)
850,000	5.00%, 07/01/19	887,060
190,000	5.00%, 07/01/24	217,016
500,000	Mayor and Council of Rockville, Ingleside at King Farm Project, Series C-1 (RB) 3.50%, 05/01/20 (c)	501,485
		4,144,902
Massachusetts: 1.3%
130,000	Massachusetts Development Finance Agency, Emmanuel College, Series A (RB) 5.00%, 07/01/22 (c)	147,928
	Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB)
250,000	4.00%, 10/01/22 (c)	259,332
500,000	4.00%, 10/01/22 (c)	520,425
100,000	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB) 5.00%, 07/01/26 (c)	114,772
500,000	Massachusetts State Development Finance Agency, Linden Ponds, Inc., Series A (RB) 4.68%, 11/15/21	503,155
		1,545,612
Michigan: 1.4%
50,000	Detroit Water Supply System, Senior Lien, Series C (RB) 5.25%, 07/01/21 (c)	54,643
250,000	Grand Rapids Economic Development Corp., Beacon Hill at Eastgate, Series A (RB) 4.00%, 11/01/24 (c)	253,825
600,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB) 7.50%, 03/05/18 (c)	590,910
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
670,000	5.13%, 02/16/18 (c)	669,973
80,000	5.25%, 02/16/18 (c)	80,001
		1,649,352
Minnesota: 0.6%
100,000	City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/24 (c)	102,067
180,000	City of Blaine, Senior Housing and Health Facility, Series A (RB) 5.13%, 07/01/25	187,594
250,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22	266,507
120,000	Saint Paul Housing and Redevelopment Authority, Series A (RB) 5.00%, 09/01/26	124,139
		680,307
Mississippi: 0.0%
20,000	Mississippi Business Finance Corp., System Energy Resources, Inc. (RB) 5.88%, 02/26/18 (c)	20,063
Missouri: 0.8%
500,000	City of Liberty, Liberty Commons Project, Series A (TA) 5.13%, 06/01/25	496,500
250,000	City of St. Ann, Northwest Plaza Redevelopment, Series A (TA) 4.00%, 11/01/26	247,675
250,000	Industrial Development Authority of the City of St. Louis, Series A (RB) 3.88%, 11/15/26 (c)	253,620
		997,795
Montana: 0.4%
500,000	City of Forsyth, Rosebud County, Montana Pollution Control Revenue (RB) 2.00%, 08/01/23	483,430
Nevada: 1.0%
500,000	City of Reno, Tax Increment Senior Lien Bonds, Series C (TA) 5.40%, 03/05/18 (c)	499,250
100,000	Clark County School District, Series C (GO) 5.00%, 12/15/25 (c)	115,744
500,000	State of Nevada Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB) 5.88%, 12/15/27	539,205
		1,154,199
New Hampshire: 0.2%
290,000	New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB) 5.25%, 07/01/24 (c)	297,639
New Jersey: 8.3%
75,000	City of Atlantic City, New Jersey Tax Appeal, Series 2013 (GO) 5.00%, 12/01/20	72,683
240,000	Garden State Preservation Trust, Open Space and Farmland Preservation Bonds, Series B (RB) (AGM) 0.00%, 11/01/22 ^	212,899
750,000	Gloucester County Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	814,462
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
80,000	4.00%, 06/15/19	82,182
100,000	4.25%, 06/15/22 (c)	103,833
600,000	5.00%, 06/15/19	624,432
500,000	5.00%, 06/15/20	533,455
165,000	5.00%, 06/15/22	183,559
150,000	5.00%, 06/15/22 (c)	166,148
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
125,000	4.88%, 09/15/19	128,843
225,000	5.13%, 08/20/22 (c)	249,334
50,000	5.75%, 09/15/22 (c)	55,683
400,000	New Jersey Economic Development Authority, Long Gate Project (RB) 4.38%, 01/01/24	418,576
100,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	102,762
520,000	New Jersey Economic Development Authority, School Facilities Construction, Series GG (RB) 5.25%, 03/01/21 (c)	551,491
	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
250,000	5.00%, 03/01/21	266,957
250,000	5.00%, 03/01/23 (c)	272,410
500,000	5.00%, 03/01/23 (c)	537,750
375,000	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB) 5.00%, 06/15/21	402,589
400,000	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB) 5.00%, 07/01/21	419,928
265,000	New Jersey State Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/23	294,677
695,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	752,949
350,000	State of New Jersey, Series Q (GO) 5.00%, 08/15/20	377,279
	State of New Jersey, Series T (GO)
300,000	5.00%, 06/01/21	328,851
250,000	5.00%, 06/01/22	279,085
	State of New Jersey, Various Purposes (GO)
80,000	3.00%, 06/01/26	78,836
250,000	5.00%, 06/01/20	267,995
100,000	5.00%, 06/01/27	114,503
	Tobacco Settlement Financing Corp., Senior Series 1A (RB)
955,000	4.50%, 02/16/18 (c)	971,751
75,000	5.00%, 02/16/18 (c)	75,118
		9,741,020
New Mexico: 0.2%
250,000	City of Farmington, New Mexico Pollution Control Revenue Refunding Bonds, Series B (RB) 1.88%, 10/01/21 (p)	245,075
New York: 5.7%
	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
400,000	5.00%, 07/15/23	456,144
250,000	5.00%, 07/15/24	288,800
100,000	5.00%, 07/15/26	117,030
100,000	5.00%, 01/15/27 (c)	116,367
100,000	5.00%, 01/15/27 (c)	117,487
500,000	Build NYC Resource Corp., Pratt Paper, Inc. Project (RB) 3.75%, 01/01/20	509,575
500,000	Long Island Power Authority Electric System General Revenue Bond, Series A (RB) 6.00%, 05/01/19 (c)	528,520
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
25,000	5.00%, 03/05/18 (c)	25,074
100,000	5.00%, 03/05/18 (c)	100,320
65,000	5.00%, 03/05/18 (c)	65,218
105,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series A (RB) 5.00%, 07/01/22	116,320
	New York State Dormitory Authority, Medical Center Obligated Group (RB)
300,000	5.00%, 12/01/26	341,487
300,000	5.00%, 06/01/27 (c)	336,813
50,000	New York State Dormitory Authority, Montefiore Medical Center (RB) (FHA) 5.00%, 03/05/18 (c)	50,110
750,000	New York State Environmental Facilities Corp., Solid Waste Disposal, Casella Waste Systems, Inc. Project (RB) 3.75%, 12/02/19 (p)	748,942
305,000	New York State Thruway Authority, Series A (RB) 5.00%, 05/01/19	318,289
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
125,000	5.00%, 08/01/19	130,240
35,000	5.00%, 08/01/21	38,158
135,000	5.00%, 08/01/21 (c)	145,249
	New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB)
35,000	5.00%, 01/01/21	37,916
50,000	5.00%, 01/01/22	55,064
190,000	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB) 5.00%, 12/01/20	200,553
25,000	Suffolk County Economic Development Corp., Catholic Health Services of Long Island (RB) 5.00%, 07/01/21 (c)	27,298
185,000	Suffolk County, Series A (GO) 5.00%, 05/15/20	198,109
500,000	Suffolk Tobacco Asset Securitization Corp., Series B (RB) 5.38%, 06/01/18 (c)	501,250
	Town of Oyster Bay, New York Public Improvement (GO)
55,000	3.00%, 03/05/18 (c)	54,110
95,000	3.00%, 03/05/18 (c)	94,038
35,000	3.00%, 03/05/18 (c)	34,818
	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
70,000	5.00%, 06/01/27 (c)	82,064
70,000	5.00%, 06/01/27	84,223
750,000	Ulster County Capital Resource Corp., Woodland Pond of New Paltz (RB) 4.00%, 09/15/24 (c)	731,197
80,000	Westchester County Healthcare Corp., Senior Lien, Series B (RB) 5.00%, 11/01/19	84,198
		6,734,981
North Carolina: 0.5%
150,000	North Carolina Medical Care Commission, Baptist Hospital (RB) 5.25%, 06/01/20 (c)	161,577
350,000	North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien (RB) 5.00%, 01/01/25	404,033
		565,610
Ohio: 5.2%
250,000	Allen County, Ohio Hospital Facilities Revenue Bonds, Series B (RB) 5.00%, 09/01/20 (c)	271,335
250,000	American Municipal Power, Inc., Prairie State Energy Campus, Series A (RB) (AGO) 5.25%, 02/15/19 (c)	259,945
	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
2,250,000	5.13%, 02/16/18 (c)	2,170,305
950,000	5.38%, 02/16/18 (c)	917,567
90,000	City of Cleveland, Airport System Revenue, Series C (RB) (AMBAC) 5.25%, 01/01/21	97,758
	Cuyahoga County, Ohio Hospital, Metrohealth System (RB)
250,000	5.00%, 02/15/25	277,975
50,000	5.00%, 02/15/26	55,695
250,000	5.00%, 02/15/27	279,240
	Muskingum County, Genesis HealthCare System Obligated Group Project (RB)
50,000	4.00%, 02/15/23	51,847
135,000	5.00%, 02/15/20	140,945
500,000	Ohio Air Quality Development Authority (RB) 3.75%, 01/15/28	503,305
10,000	Ohio Air Quality Development Authority, AK Steel Corp. Project (RB) 6.75%, 02/01/22 (c)	10,374
340,000	Ohio Air Quality Development Authority, FirstEnergy Generation Project, Series A (RB) 5.70%, 08/01/20	134,300
420,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series E (RB) 5.63%, 10/01/19	433,797
780,000	Ohio Water Development Authority, Firstenergy Nuclear Generation Project, Series B (RB) 4.00%, 06/03/19 (p)	308,100
500,000	Ohio Water Development Authority, Firstenergy Nuclear Generation Project, Series C (RB) 3.95%, 05/01/20 (p)	197,500
		6,109,988
Oklahoma: 0.5%
500,000	Oklahoma Development Finance Authority, Inverness Village Community (RB) 5.75%, 01/01/22 (c)	390,400
250,000	Payne County Economic Development Authority, Series B (RB) 4.75%, 02/21/18 (c)	186,773
		577,173
Pennsylvania: 6.1%
225,000	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB) 6.75%, 11/01/19 (c)	231,905
85,000	Allegheny County, Series C-75 (GO) 5.00%, 11/01/26	100,574
	Allentown Neighborhood Improvement Zone, Authority Tax (RB)
250,000	5.00%, 05/01/22	271,347
250,000	5.00%, 05/01/27	283,407
650,000	Beaver County, Industrial Development Authority, Pollution Control, Series B (RB) 3.50%, 06/01/20 (p)	256,750
80,000	City of Philadelphia, Pennsylvania Gas Works, Series 13 (RB) 5.00%, 08/01/25	93,121
	Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB)
250,000	4.00%, 10/15/22	247,663
850,000	5.00%, 10/15/27	858,049
135,000	Delaware River Port Authority, Port District Project (RB) 5.00%, 01/01/22	148,619
240,000	Montgomery County Industrial Development Authority, Pollution Control, Peco Energy Company Project (RB) 2.60%, 09/01/20 (p)	240,653
130,000	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB) 4.00%, 01/01/25	129,143
175,000	Moon Industrial Development Authority, Baptist Homes Society (RB) 5.00%, 07/01/20	180,651
	Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB)
425,000	5.00%, 06/30/19	443,130
160,000	5.00%, 12/31/19	168,997
80,000	5.00%, 12/31/20	86,523
250,000	5.00%, 12/31/21	276,307
125,000	5.00%, 12/31/23	143,114
650,000	5.00%, 12/31/24	753,922
550,000	5.00%, 06/30/26 (c)	641,003
130,000	5.00%, 06/30/26	151,935
500,000	Pennsylvania Economic Development Financing Authority, Talen Energy Supply Project, Series C (RB) 5.00%, 09/01/20 (p)	503,705
250,000	Pennsylvania Turnpike Commission Turnpike Subordinate Revenue Bonds, Series A (RB) 5.00%, 06/01/19 (c)	261,580
150,000	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB) 5.88%, 06/15/22	159,372
100,000	Philadelphia Gas Works, Fourteenth Series (RB) 5.00%, 10/01/26	117,405
250,000	Quakertown General Authority Health Facilities, USDA Loan Anticipation Notes, Series A (RB) 3.13%, 07/01/19 (c)	250,048
125,000	Redevelopment Authority of City Scranton, Pennsylvania, Series A (RB) 5.00%, 11/15/21	129,344
		7,128,267
Rhode Island: 0.6%
155,000	Rhode Island Commerce Corp., Department of Transportation, Series B (RB) 5.00%, 06/15/26	184,870
500,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/20	535,280
		720,150
South Carolina: 0.8%
100,000	Charleston Educational Excellence Finance Corp. Installment Purchase Revenue Refunding, Series B (RB) 5.00%, 12/01/23 (c)	116,072
335,000	South Carolina Jobs-Economic Development Authority, Palmetto Health (RB) 5.38%, 08/01/19 (c)	350,380
500,000	South Carolina Jobs-Economic Development Authority, Woodlands at Fuman (RB) 4.00%, 11/15/24 (c)	504,240
		970,692
Tennessee: 0.7%
	Clarksville Natural Gas Acquisition Corp. (RB)
200,000	5.00%, 12/15/19	211,216
25,000	5.00%, 12/15/21	27,641
85,000	Johnson City Health and Educational Facilities Board, Series A (RB) 5.38%, 07/01/20 (c)	90,523
225,000	Memphis-Shelby County Industrial Development Board, Series A (TA) 4.75%, 07/01/27	234,000
250,000	Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Series C (RB) 5.00%, 02/01/19	258,072
		821,452
Texas: 6.6%
120,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	140,191
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
550,000	4.50%, 07/01/20	576,262
1,000,000	4.75%, 07/01/24	1,100,920
500,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-2 (RB) 5.00%, 07/15/20	530,165
400,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB) 5.00%, 07/15/20	424,132
100,000	Clifton Higher Education Finance Corp., International Leadership of Texas, Series A (RB) 4.63%, 08/15/25	104,029
35,000	Dallas/Fort Worth International Airport Joint Revenue Refunding Bonds, Series E (RB) 4.00%, 11/01/19	36,398
120,000	Dallas/Fort Worth International Airport Joint, Series F (RB) 5.00%, 11/01/20 (c)	129,439
335,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	348,645
300,000	Harris County-Houston Sports Authority, Senior Lien Revenue, Series A (RB) 5.00%, 11/15/20	324,603
100,000	La Vernia Higher Education Finance Corp., Series A (RB) 4.20%, 08/15/25	101,941
	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB)
250,000	3.38%, 08/15/21	249,050
100,000	4.00%, 08/15/21 (c)	98,718
	New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
100,000	5.00%, 07/01/23	84,000
100,000	5.00%, 07/01/24	83,944
90,000	New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. (RB) 5.00%, 01/01/24	95,395
	SA Energy Acquisition Public Facility Corp. (RB)
75,000	5.50%, 08/01/21	83,744
85,000	5.50%, 08/01/22	96,675
55,000	5.50%, 08/01/24	64,299
125,000	5.50%, 08/01/25	147,404
110,000	5.50%, 08/01/27	132,177
450,000	Sam Rayburn Municipal Power Agency, Power Supply System (RB) 5.00%, 10/01/21	492,111
200,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB) 4.00%, 05/15/24 (c)	201,900
500,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, Series A (RB) 6.00%, 05/15/27 (c)	543,935
	Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien Series A (RB)
20,000	5.25%, 12/15/19	21,213
240,000	5.25%, 12/15/21	267,475
155,000	5.25%, 12/15/22	175,640
15,000	5.25%, 12/15/23	17,247
60,000	5.25%, 12/15/24	69,655
100,000	5.25%, 12/15/25	117,116
	Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply (RB)
115,000	5.00%, 12/15/21	127,104
70,000	5.00%, 12/15/22 (c)	78,589
105,000	5.00%, 12/15/22	117,781
	Travis County Health Facilities Development Corp. First Mortgage, Series A (RB)
65,000	6.00%, 01/01/21 (c)	69,007
30,000	6.00%, 01/01/21 (c)	33,452
500,000	Tyler Health Facilities Development Corp., Series A (RB) 5.25%, 03/05/18 (c)	500,460
		7,784,816
Vermont: 0.1%
150,000	Vermont Economic Development Authority, Recovery Zone Facility (RB) 5.00%, 12/15/20	162,923
Virgin Islands: 1.8%
	Virgin Islands Public Finance Authority, Series A (RB)
250,000	5.00%, 10/01/19 (c)	166,250
500,000	5.00%, 10/01/20 (c)	332,500
800,000	5.00%, 10/01/20	593,000
45,000	6.75%, 10/01/19	33,638
	Virgin Islands Public Finance Authority, Series B (RB)
30,000	5.00%, 10/01/19 (c)	19,950
400,000	5.00%, 10/01/19	319,000
750,000	Virgin Islands Public Finance Authority, Series C (RB) 5.00%, 10/01/19 (c)	463,125
	Virgin Islands Water and Power Authority, Series A (RB)
75,000	5.00%, 03/05/18 (c)	40,313
150,000	5.00%, 03/05/18 (c)	82,875
55,000	Virgin Islands Water and Power Authority, Series B (RB) 5.00%, 03/05/18 (c)	29,013
		2,079,664
Virginia: 1.5%
270,000	Botetourt County Industrial Development Authority, Residential Care Facility, Series A (RB) 4.75%, 07/01/23	279,966
25,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	25,872
	Economic Development Authority of the City of Newport News, Residential Care Facilities (RB)
100,000	3.13%, 12/01/25 (c)	97,244
125,000	5.00%, 12/01/24	140,004
	Wise County Industrial Development Authority, Solid Waste and Sewage Disposal, Series A (RB)
680,000	1.88%, 06/01/20 (p)	677,912
500,000	2.15%, 09/01/20 (p)	502,375
		1,723,373
Washington: 1.5%
105,000	Clark County Public Utility District No 1, Electric System Revenue (RB) 5.00%, 01/01/26 (c)	123,082
155,000	King County Public Hospital District No. 4, Series A (RB) 5.00%, 12/01/25	155,479
750,000	Washington State Housing Finance Commission, Herons Key Senior Living, Series B (RB) 5.50%, 02/21/18 (c)	750,285
	Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
250,000	3.75%, 07/01/26	245,740
500,000	4.00%, 01/01/25 (c)	519,580
		1,794,166
West Virginia: 0.2%
150,000	West Virginia Hospital Finance Authority, Series A (RB) 5.00%, 06/01/26	174,797
65,000	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB) 6.25%, 10/01/18 (c)	65,931
		240,728
Wisconsin: 1.4%
250,000	Public Finance Authority Educational, Phoenix Academy Project, Series A (RB) 5.00%, 06/15/24 (c)	247,225
200,000	Public Finance Authority North Carolina Educational Foundation Project, Series A (RB) 4.10%, 06/15/26	191,632
670,000	Public Finance Authority, Senior Airport Facilities, Series B (RB) 5.00%, 07/01/22	710,233
	Wisconsin Health and Educational Facilities Authority, American Baptist Homes (RB)
250,000	3.50%, 08/01/22	251,068
250,000	5.00%, 08/01/24 (c)	265,127
		1,665,285

Total Municipal Bonds (Cost: $118,371,301)		116,161,979

Number of Shares
MONEY MARKET FUND: 0.9% (Cost: $1,037,720)
1,037,720	Dreyfus Government Cash Management Fund - Institutional Shares	1,037,720
Total Investments: 99.6% (Cost: $119,409,021)		117,199,699
Other assets less liabilities: 0.4%		506,525
NET ASSETS: 100.0%		$117,706,224

Definitions:
AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
Footnotes:
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond
*	Non-income producing
§	Illiquid Security — the aggregate value of illiquid securities is $8,510 which represents 0.0% of net assets.

Summary of Investments By Sector	% of Investments	Value
Education	9.6%	$11,295,096
Health Care	17.9	21,029,393
Housing	0.9	1,046,679
Industrial Revenue	22.5	26,357,348
Leasing	5.1	6,040,884
Local	6.3	7,437,607
Power	2.3	2,643,162
Solid Waste/Resource Recovery	0.5	599,420
Special Tax	10.9	12,748,824
State	7.5	8,764,954
Tobacco	7.6	8,876,265
Transportation	5.9	6,909,518
Water & Sewer	2.1	2,412,829
Money Market Fund	0.9	1,037,720
	100.0%	$117,199,699

The summary of inputs used to value the Fund’s investments as of January 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$116,161,979	$—	$116,161,979
Money Market Fund	1,037,720	—	—	1,037,720
Total	$1,037,720	$116,161,979	$—	$117,199,699
*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2018.

See Notes to Schedules of Investments

VANECK VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2018 (unaudited)

Security Valuation–The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and /or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. The Pricing Committee of Van Eck Associates Corporation, (the “Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments where transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Other–High-Yield maintains assets invested in Puerto Rican municipal securities that are currently experiencing significant financial difficulties. Particularly, the Fund may be affected by political, economic, regulatory and other developments within Puerto Rico and by the financial condition of Puerto Rico’s political subdivisions, agencies, instrumentalities and public authorities. As a result, certain securities issued by this municipality are currently considered below-investment-grade securities. The market for these investments may be limited, which may make them difficult to buy or sell. Municipal obligations issued by Puerto Rico are subject to heightened risks that may adversely affect the value of the Fund’s portfolio and the repayment of such bonds are subject to significant uncertainties. If the economic situation in Puerto Rico persists or worsens, the volatility, credit quality and performance of the Fund could be adversely affected.

The Adviser continues to monitor the events in Puerto Rico surrounding the debt crisis. Over the past two years, Puerto Rico has defaulted on principal and interest payments due to municipal bond holders for a number of municipal issues. In September 2017, two hurricanes caused significant structural damage to Puerto Rico and left millions without power, drinking water or cell phone service. Recovery efforts may span months or years and will put significant stress and additional uncertainty on Puerto Rico’s ability to financially recover. The Fund may continue to be impacted by the overall increase in securities in default of interest and/or principal obligations due to the debt crisis and hurricane impacts.

The U.S. Congress passed legislation for Puerto Rico in 2016 enabling the Governor to suspend debt service payments on general obligation bonds and other constitutionally protected debt. The U.S. Congress also passed legislation in 2016 giving Puerto Rico a stay against creditor litigation that could have triggered cuts to public service. The legislation authorized an oversight board to oversee Puerto Rico’s finances and to approve any court-supervised debt restructuring. In May 2017, the oversight board initiated a bankruptcy-like process for the general government, general obligation debt, and a number of public corporations. Over the past two years, the Puerto Rican legislation and Governor have enacted legislation or executive orders to cut costs, raise tax revenue, prioritize payments for essential services, reduce debt and restructure debt payments. Some of these actions have been opposed by bond creditors and have been blocked by the courts.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Vectors ETF Trust

Date: March 29, 2018

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: March 29, 2018